UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Allocation
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 51
Notes to Financial Statements 55
Report of Independent Registered
Public Accounting Firm 70
Tax Information 71
Board Members and Officers 72
Shareholder Information 76

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Annual Report
Franklin Allocation VIP Fund
This annual report for Franklin Allocation VIP Fund covers
the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks capital appreciation, with income as a
secondary goal. The Fund seeks to achieve its investment
goals by allocating its assets among the broad asset classes of equity and fixed income investments through a variety of
investment strategies or sleeves managed by the investment
manager or its affiliates, which include ClearBridge Large
Cap Growth Strategy, ClearBridge Large Cap Value Strategy,
Franklin Emerging Markets Core Equity Strategy, Franklin
International Core Equity Strategy, Franklin International
Growth Strategy, Franklin U.S. Core Equity Strategy,
Franklin U.S. Smart Beta Equity Strategy, Templeton Foreign
Strategy, Brandywine Global Opportunities Bond Strategy,
Franklin Investment Grade Corporate Strategy, Franklin
U.S. Core Bond Strategy, Franklin U.S. Treasury Securities
Strategy and Western Asset Core Bond Strategy. The
Fund is structured as a multi-manager Fund (meaning the
Fund’s assets are managed by multiple subadvisors), with
the investment manager having overall responsibility for
the Fund’s investments. The investment manager allocates
assets among various asset classes and strategy sleeves
to seek to diversify the Fund’s portfolio, to add incremental return and to reduce the Fund’s risk of being significantly
impacted by changes in a specific asset class or by changing market conditions. The investment manager may, at times,
implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund, primarily
through the use of equity and interest rate/bond futures.
Allocations to the individually managed sleeves typically
will not exceed 20%, but will vary with market conditions;
however, under normal market conditions, no sleeve
constitutes a majority of the Fund’s assets.
Q. What were the overall market conditions during the
Fund's reporting period?
A. U.S. equities posted a robust total return for the 12
months ended December 31, 2023. Several prominent
bank failures in the early part of the year drove increased
uncertainty among investors, but government intervention
led to swift reorganizations and equities recovered from a
brief decline. Technology-related stocks helped support the
equity market amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities. Meanwhile, the economic outlook improved
as inflation cooled substantially and U.S. Treasury yields
stabilized. The U.S. economy was strong, posting solid
gross domestic product growth in the first half of 2023 and
then accelerating in the third quarter. Consumer spending
continued to power the economy, helped by higher asset
prices and increased wages. The labor market remained
tight amid continued job growth. Rising wages and lower
inflation bolstered consumer confidence, and the improving
outlook on inflation led some investors to anticipate looser financial conditions in 2024. In its efforts to reduce inflation, the U.S. Federal Reserve (Fed) restricted monetary
policy during the period. The Fed raised the federal funds
target rate four times, ending the period at a range of
5.25%–5.50% and pushing borrowing costs to their highest
levels since 2001. However, at four of its meetings, the Fed declined to adjust interest rates, signaling that its rate-hiking cycle was at or near an end. The U.S. bond market, as
measured by the Bloomberg U.S. Aggregate Index, also
posted a positive total return for the 12-month period. While elevated inflation and tighter monetary policy pressured
bond prices (which move inversely to yields), they recovered as inflation showed signs of decelerating late in the period.
As inflation moderated, many investors’ interest-rate
expectations changed, and they increasingly anticipated that the U.S. Federal Reserve (Fed) would begin to lower interest rates in 2024. The U.S. Treasury (UST) yield curve flattened while remaining inverted. Corporate bonds gained overall, as improved confidence in the economy’s resilience mitigated
concerns about the health of corporate balance sheets,
bolstering bond prices. High-yield corporate bonds broadly
outperformed their investment-grade counterparts.
Q. How did we respond to these changing market
conditions?
A. We ended 2022 with a fairly defensive stance, given
concerns surrounding the lagging effects of monetary
policy on economic growth, expectations for further policy
tightening, the high risk of a recession, and the potential
impact of all those risks on equity markets. As a result, we opened the year with a substantial underweight to equities
and an overweight to fixed income. As we became more
comfortable with the market conditions, we took on more
risk in the portfolio, moving to a more neutral position. We finished 2023 with an overweight allocation to stocks and an underweight to fixed income.

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*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), posted a +26.29% total return.
1
The Fund’s other
benchmarks performed as follows: the Bloomberg U.S.
Aggregate Index posted a +5.53% total return, the MSCI
World ex USA Index-NR posted a +17.94% total return,
and the Linked Allocation VIP Fund Benchmark posted a
+16.08% total return.
1,2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the leading contributors to performance?
A. Overall manager selection bolstered relative returns, led by strength in fixed income, and especially the investment-
grade corporate sleeve, which outperformed its fixed income
benchmark. Our modest overweight to U.S. equities relative
to the rest of the world also added value. Our international equity sleeve outpaced the Fund’s broad benchmark. Within
the U.S. equity sleeve, the Clearbridge Large Cap Growth
strategy and the Franklin Growth strategy were notable
contributors, as both beat not only the S&P 500
®
Index (S&P
500
®
) but also the growth benchmark.
Q. What were the leading detractors from performance?
A. Cross-asset allocation was a major detractor, driven by
our aforementioned underweight allocation, on average,
to equities during a year in which stocks broadly outpaced
bonds. Among individual strategies, Clearbridge Large Cap
Value was a major detractor, due to its value orientation,
although it beat its value benchmark. The Franklin
International Growth and International Core Equity strategies also weighed on returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no meaningful changes to our allocations
during the reporting period. We did make adjustments,
as mentioned above, within the portfolio’s tactical sleeve,
largely through long and short allocations to 10-year U.S.
Treasury futures and S&P 500
®
futures. Over the year under
review, we allocated a larger slice of the sleeve to long
positioning in the equity index.
Portfolio Composition
12/31/23
% of Total Net
Assets
Common Stocks 57.9%
U.S. Government and Agency Securities 17.5%
Corporate Bonds 11.0%
Mortgage-Backed Securities 5.3%
Management Investment Companies 1.9%
Foreign Government and Agency Securities 1.1%
Other* 2.2%
Short-Term Investments & Other Net Assets 3.1%
Geographic Composition
12/31/23
% of Total
Net Assets
North America 77.6%
Europe 12.6%
Asia 4.4%
Other 2.3%
Short-Term Investments & Other Net Assets 3.1%
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency). The MSCI World ex USA Index-NR is a free float-adjusted, market capital-
ization-weighted index designed to measure the equity market performance of global developed markets, excluding the U.S. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
2. Source: FactSet. The Linked Allocation VIP Fund Benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Index and
20% MSCI World ex USA Index-NR.
The indexes are unmanaged and include reinvestment of any income and distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Allocation VIP Fund
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Annual Report
Thank you for your participation in Franklin Allocation VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
U.S. Treasury Notes 12.8%
Financial Services, United States
U.S. Treasury Bonds 4.7%
Financial Services, United States
FNMA, 30 Year 2.2%
Financial Services, United States
Microsoft Corp. 2.2%
Software, United States
Schwab U.S. TIPS ETF 1.9%
Capital Markets, United States
Apple, Inc. 1.7%
Technology Hardware, Storage & Peripherals,
United States
FHLMC Pool, 30 Year 1.5%
Financial Services, United States
Amazon.com, Inc. 1.4%
Broadline Retail, United States
NVIDIA Corp. 1.2%
Semiconductors & Semiconductor Equipment,
United States
JPMorgan Chase & Co. 1.0%
Banks, United States

Performance Summary as of December 31, 2023
~
1
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Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. On May 1, 2019, the Fund’s investment strategies changed. Performance prior to May 1, 2019, is attributable to the Fund’s performance before the strategy change. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +14.77% +14.61% +14.62%
5-Year +7.82% +7.57% +7.44%
10-Year +5.00% +4.75% +4.64%

Franklin Allocation VIP Fund
Performance Summary
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Annual Report
*Source: FactSet.
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Standard
& Poor’s
®
500 Index (S&P 500
®
), the Bloomberg U.S. Aggregate Index, the MSCI World ex USA Index-NR and the Linked
Allocation VIP Fund Benchmark. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)

Franklin Allocation VIP Fund
Performance Summary
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
Currency management strategies could result in losses to the Fund if currencies do not perform as expected. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The investment style may become out of favor, which may have a negative impact on performance. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Allocation VIP Fund
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As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,055.40 $2.90 $1,022.38 $2.86 0.56%
2 $1,000 $1,053.80 $4.19 $1,021.12 $4.13 0.81%
4 $1,000 $1,053.70 $4.71 $1,020.62 $4.64 0.91%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.46 $6.02 $5.49 $6.86 $6.37
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.08 0.06 0.10 0.11
c
Net realized and unrealized gains (losses) ........... 0.55 (1.03) 0.58 0.45 1.11
Total from investment operations .................... 0.65 (0.95) 0.64 0.55 1.22
Less distributions from:
Net investment income .......................... (0.08) (0.10) (0.11) (0.12) (0.27)
Net realized gains ............................. (0.08) (0.51) — (1.80) (0.46)
Total distributions ............................... (0.16) (0.61) (0.11) (1.92) (0.73)
Net asset value, end of year ....................... $4.95 $4.46 $6.02 $5.49 $6.86
Total return
d
................................... 14.77% (15.68)% 11.81% 12.19% 20.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.60% 0.60% 0.44%
Expenses net of waiver and payments by affiliates ....... 0.56%
e
0.57%
e
0.56%
e
0.55%
e
0.39%
Net investment income ........................... 2.08% 1.55% 1.04% 1.79% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $791 $648 $841 $811 $842
Portfolio turnover rate ............................ 56.04% 107.31% 54.07% 99.02% 170.79%
Portfolio turnover rate excluding mortgage dollar rolls .... 56.04% 107.31% 54.07% 91.62%
f
158.11%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.41 $5.96 $5.43 $6.81 $6.32
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.06 0.05 0.09 0.09
c
Net realized and unrealized gains (losses) ........... 0.56 (1.02) 0.58 0.43 1.11
Total from investment operations .................... 0.64 (0.96) 0.63 0.52 1.20
Less distributions from:
Net investment income .......................... (0.07) (0.08) (0.10) (0.10) (0.25)
Net realized gains ............................. (0.08) (0.51) — (1.80) (0.46)
Total distributions ............................... (0.15) (0.59) (0.10) (1.90) (0.71)
Net asset value, end of year ....................... $4.90 $4.41 $5.96 $5.43 $6.81
Total return
d
................................... 14.61% (16.00)% 11.68% 11.74% 19.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.83% 0.85% 0.85% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.81%
e
0.82%
e
0.81%
e
0.80%
e
0.64%
Net investment income ........................... 1.81% 1.29% 0.80% 1.54% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $222,332 $223,917 $302,084 $398,620 $403,040
Portfolio turnover rate ............................ 56.04% 107.31% 54.07% 99.02% 170.79%
Portfolio turnover rate excluding mortgage dollar rolls .... 56.04% 107.31% 54.07% 91.62%
f
158.11%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.58 $6.17 $5.62 $6.97 $6.46
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.06 0.04 0.08 0.08
c
Net realized and unrealized gains (losses) ........... 0.58 (1.06) 0.60 0.46 1.13
Total from investment operations .................... 0.66 (1.00) 0.64 0.54 1.21
Less distributions from:
Net investment income .......................... (0.06) (0.08) (0.09) (0.09) (0.24)
Net realized gains ............................. (0.08) (0.51) — (1.80) (0.46)
Total distributions ............................... (0.14) (0.59) (0.09) (1.89) (0.70)
Net asset value, end of year ....................... $5.10 $4.58 $6.17 $5.62 $6.97
Total return
d
................................... 14.62% (16.19)% 11.54% 11.75% 19.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.93% 0.95% 0.95% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.91%
e
0.92%
e
0.91%
e
0.90%
e
0.74%
Net investment income ........................... 1.71% 1.20% 0.70% 1.44% 1.20%
Supplemental data
Net assets, end of year (000’s) ..................... $355,128 $328,741 $418,751 $409,388 $406,693
Portfolio turnover rate ............................ 56.04% 107.31% 54.07% 99.02% 170.79%
Portfolio turnover rate excluding mortgage dollar rolls .... 56.04% 107.31% 54.07% 91.62%
f
158.11%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Allocation VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.9%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 33,227 $ 470,383
BWX Technologies, Inc. ................................ United States 3,401 260,959
Curtiss-Wright Corp. ................................... United States 376 83,769
Dassault Aviation SA ................................... France 3,377 669,177
Lockheed Martin Corp. ................................. United States 1,001 453,693
MTU Aero Engines AG ................................. Germany 5,400 1,163,565
Northrop Grumman Corp. ............................... United States 4,502 2,107,566
a
Rolls-Royce Holdings plc ............................... United Kingdom 171,960 655,996
RTX Corp. .......................................... United States 23,138 1,946,831
Textron, Inc. ......................................... United States 1,028 82,672
7,894,611
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. ............................ United States 856 73,950
DSV A/S ............................................ Denmark 6,197 1,089,032
Expeditors International of Washington, Inc. ................. United States 3,071 390,631
Nippon Express Holdings, Inc. ............................ Japan 1,800 102,150
United Parcel Service, Inc., B ............................ United States 16,280 2,559,705
4,215,468
Automobile Components 0.5%
a
Aptiv plc ............................................ United States 3,910 350,805
Continental AG ....................................... Germany 10,437 886,550
a
Forvia SE ........................................... France 37,766 855,620
Valeo SE ............................................ France 51,293 792,873
2,885,848
Automobiles 0.8%
Bayerische Motoren Werke AG ........................... Germany 3,928 437,134
General Motors Co. .................................... United States 23,014 826,663
b
Honda Motor Co. Ltd. .................................. Japan 57,600 594,262
Mazda Motor Corp. .................................... Japan 14,300 152,881
Stellantis NV ......................................... United States 23,539 551,609
Subaru Corp. ........................................ Japan 14,800 269,991
a
Tesla, Inc. ........................................... United States 6,612 1,642,950
Thor Industries, Inc. ................................... United States 965 114,111
Toyota Motor Corp. .................................... Japan 15,600 285,901
4,875,502
Banks 2.8%
c
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 9,774 147,006
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 53,787 490,295
Bank of America Corp. ................................. United States 63,958 2,153,466
Credit Agricole SA ..................................... France 29,714 422,491
Erste Group Bank AG .................................. Austria 4,771 193,275
First Citizens BancShares, Inc., A ......................... United States 202 286,632
HDFC Bank Ltd. ...................................... India 34,882 714,212
HSBC Holdings plc .................................... United Kingdom 24,829 200,889
ING Groep NV ....................................... Netherlands 63,400 950,783
JPMorgan Chase & Co. ................................. United States 23,139 3,935,944
b
KB Financial Group, Inc. ................................ South Korea 15,461 641,594
Lloyds Banking Group plc ............................... United Kingdom 1,906,287 1,156,370
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 4,100 35,193
NatWest Group plc .................................... United Kingdom 72,363 201,584
b
Shinhan Financial Group Co. Ltd. ......................... South Korea 21,251 655,316
Standard Chartered plc ................................. United Kingdom 152,869 1,297,421
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 9,700 472,084
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 76,300 738,584

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
UniCredit SpA ........................................ Italy 18,225 $ 496,329
US Bancorp ......................................... United States 22,340 966,875
16,156,343
Beverages 0.8%
Asahi Group Holdings Ltd. ............................... Japan 10,600 394,776
Brown-Forman Corp., B ................................ United States 3,858 220,292
a
Celsius Holdings, Inc. .................................. United States 1,520 82,870
Coca-Cola HBC AG ................................... Italy 5,150 151,237
Constellation Brands, Inc., A ............................. United States 1,404 339,417
Molson Coors Beverage Co., B ........................... United States 3,498 214,112
a
Monster Beverage Corp. ................................ United States 24,065 1,386,385
PepsiCo, Inc. ........................................ United States 11,790 2,002,414
4,791,503
Biotechnology 1.4%
AbbVie, Inc. ......................................... United States 9,793 1,517,621
Amgen, Inc. ......................................... United States 3,716 1,070,282
CSL Ltd. ............................................ United States 4,600 896,898
a
Exelixis, Inc. ......................................... United States 5,932 142,309
a
Genmab A/S ......................................... Denmark 2,900 924,824
Gilead Sciences, Inc. .................................. United States 12,523 1,014,488
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,297 1,139,142
a
United Therapeutics Corp. ............................... United States 825 181,409
a
Vertex Pharmaceuticals, Inc. ............................. United States 2,668 1,085,583
7,972,556
Broadline Retail 1.8%
b,d
Alibaba Group Holding Ltd. .............................. China 85,493 823,467
a
Amazon.com, Inc. ..................................... United States 48,790 7,413,153
a
MercadoLibre, Inc. .................................... Brazil 550 864,347
Next plc ............................................ United Kingdom 2,902 300,029
Prosus NV .......................................... China 22,475 669,623
Wesfarmers Ltd. ...................................... Australia 1,940 75,456
10,146,075
Building Products 0.3%
a
Builders FirstSource, Inc. ............................... United States 2,367 395,147
Cie de Saint-Gobain SA ................................ France 6,929 511,065
Kingspan Group plc ................................... Ireland 2,620 226,465
Owens Corning ....................................... United States 1,687 250,064
Trane Technologies plc ................................. United States 2,656 647,798
2,030,539
Capital Markets 1.9%
3i Group plc ......................................... United Kingdom 15,685 482,834
Affiliated Managers Group, Inc. ........................... United States 603 91,306
Bank of New York Mellon Corp. (The) ...................... United States 1,618 84,217
BlackRock, Inc. ....................................... United States 347 281,695
Blackstone, Inc. ...................................... United States 2,280 298,498
Cboe Global Markets, Inc. ............................... United States 429 76,602
Charles Schwab Corp. (The) ............................. United States 41,432 2,850,522
Deutsche Bank AG .................................... Germany 35,376 482,987
Evercore, Inc., A ...................................... United States 644 110,156
a,d
Futu Holdings Ltd., ADR ................................ Hong Kong 1,500 81,945
Hargreaves Lansdown plc ............................... United Kingdom 8,635 80,712
Intercontinental Exchange, Inc. ........................... United States 5,205 668,478

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Intermediate Capital Group plc ........................... United Kingdom 48,000 $ 1,025,566
Jefferies Financial Group, Inc. ............................ United States 3,539 143,011
Macquarie Group Ltd. .................................. Australia 8,900 1,114,281
MSCI, Inc., A ......................................... United States 140 79,191
Partners Group Holding AG .............................. Switzerland 214 309,415
S&P Global, Inc. ...................................... United States 2,893 1,274,424
SEI Investments Co. ................................... United States 1,856 117,949
Singapore Exchange Ltd. ............................... Singapore 6,500 48,360
State Street Corp. ..................................... United States 6,248 483,970
T Rowe Price Group, Inc. ............................... United States 768 82,706
Tradeweb Markets, Inc., A ............................... United States 3,100 281,728
XP, Inc., A ........................................... Brazil 6,478 168,881
10,719,434
Chemicals 1.8%
Air Liquide SA ........................................ France 1,034 201,342
Air Products and Chemicals, Inc. .......................... United States 9,064 2,481,723
Albemarle Corp. ...................................... United States 3,856 557,115
BASF SE ........................................... Germany 1,455 78,358
CF Industries Holdings, Inc. ............................. United States 3,952 314,184
a,c
Covestro AG, 144A, Reg S .............................. Germany 10,551 614,910
DSM-Firmenich AG .................................... Switzerland 7,500 762,804
Ecolab, Inc. .......................................... United States 1,621 321,525
ICL Group Ltd. ....................................... Israel 16,081 81,137
Linde plc ............................................ United States 1,885 774,188
LyondellBasell Industries NV, A ........................... United States 770 73,212
Mosaic Co. (The) ..................................... United States 2,112 75,462
Nitto Denko Corp. ..................................... Japan 3,500 261,235
Sherwin-Williams Co. (The) .............................. United States 6,660 2,077,254
Shin-Etsu Chemical Co. Ltd. ............................. Japan 10,300 430,855
Sika AG ............................................ Switzerland 3,400 1,108,593
Solvay SA ........................................... Belgium 1,734 53,152
a
Syensqo SA ......................................... Belgium 1,734 180,462
10,447,511
Commercial Services & Supplies 0.3%
Brambles Ltd. ........................................ Australia 4,448 41,234
a
Copart, Inc. .......................................... United States 1,679 82,271
Dai Nippon Printing Co. Ltd. ............................. Japan 1,400 41,351
Republic Services, Inc., A ............................... United States 1,600 263,856
Securitas AB, B ....................................... Sweden 48,800 478,530
Veralto Corp. ......................................... United States 8,990 739,517
1,646,759
Communications Equipment 0.5%
Cisco Systems, Inc. ................................... United States 23,532 1,188,837
a
F5, Inc. ............................................. United States 471 84,299
Motorola Solutions, Inc. ................................. United States 5,245 1,642,157
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 14,605 91,930
3,007,223
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA .............. Spain 5,700 253,199
Eiffage SA ........................................... France 738 79,236
EMCOR Group, Inc. ................................... United States 871 187,639
520,074

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.4%
CRH plc ............................................ United States 14,908 $ 1,026,079
Martin Marietta Materials, Inc. ............................ United States 3,098 1,545,623
2,571,702
Consumer Finance 0.4%
American Express Co. ................................. United States 12,110 2,268,687
Synchrony Financial ................................... United States 7,941 303,267
2,571,954
Consumer Staples Distribution & Retail 0.7%
Albertsons Cos., Inc., A ................................. United States 7,574 174,202
Carrefour SA ......................................... France 3,645 66,766
Casey's General Stores, Inc. ............................. United States 705 193,692
Costco Wholesale Corp. ................................ United States 200 132,016
Jeronimo Martins SGPS SA ............................. Portugal 3,082 78,449
Koninklijke Ahold Delhaize NV ............................ Netherlands 15,228 438,191
Kroger Co. (The) ...................................... United States 13,143 600,767
MatsukiyoCocokara & Co. ............................... Japan 2,000 35,354
Target Corp. ......................................... United States 4,460 635,193
Tesco plc ........................................... United Kingdom 121,042 448,480
Walmart, Inc. ........................................ United States 7,581 1,195,145
3,998,255
Containers & Packaging 0.4%
Packaging Corp. of America ............................. United States 956 155,742
SIG Group AG ....................................... Switzerland 40,000 921,186
Smurfit Kappa Group plc ................................ Ireland 28,982 1,149,017
2,225,945
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ....................................... United States 2,839 137,322
Pearson plc ......................................... United Kingdom 4,260 52,332
189,654
Diversified REITs 0.0%
†
Stockland ........................................... Australia 41,213 125,002
Diversified Telecommunication Services 0.2%
AT&T, Inc. ........................................... United States 10,638 178,506
Deutsche Telekom AG .................................. Germany 6,101 146,708
Swisscom AG ........................................ Switzerland 564 339,434
Telenor ASA ......................................... Norway 18,323 210,294
874,942
Electric Utilities 0.7%
BKW AG ............................................ Switzerland 535 95,153
Chubu Electric Power Co., Inc. ........................... Japan 14,900 192,413
Constellation Energy Corp. .............................. United States 638 74,576
Edison International ................................... United States 23,163 1,655,923
Endesa SA .......................................... Spain 6,414 130,871
Kansai Electric Power Co., Inc. (The) ...................... Japan 16,800 223,011
NextEra Energy, Inc. ................................... United States 14,181 861,354
OGE Energy Corp. .................................... United States 2,245 78,418
Origin Energy Ltd. ..................................... Australia 18,571 107,183
c
Orsted A/S, 144A, Reg S ................................ Denmark 8,351 463,026
3,881,928

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.5%
ABB Ltd. ............................................ Switzerland 5,376 $ 238,670
Acuity Brands, Inc. .................................... United States 585 119,826
AMETEK, Inc. ........................................ United States 1,547 255,085
Eaton Corp. plc ....................................... United States 5,195 1,251,060
Emerson Electric Co. .................................. United States 765 74,457
Hubbell, Inc., B ....................................... United States 1,019 335,180
Mitsubishi Electric Corp. ................................ Japan 10,200 144,295
nVent Electric plc ..................................... United States 2,935 173,429
Prysmian SpA ........................................ Italy 5,423 247,241
2,839,243
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., A .................................... United States 7,894 782,532
a
Arrow Electronics, Inc. ................................. United States 591 72,250
Azbil Corp. .......................................... Japan 3,000 98,964
Jabil, Inc. ........................................... United States 2,664 339,393
Keyence Corp. ....................................... Japan 200 87,887
TE Connectivity Ltd. ................................... United States 12,858 1,806,549
Vontier Corp. ......................................... United States 2,520 87,066
Yokogawa Electric Corp. ................................ Japan 5,700 108,365
3,383,006
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 46,875 644,082
TechnipFMC plc ...................................... United Kingdom 4,091 82,393
a
Tecnicas Reunidas SA ................................. Spain 26,481 244,439
970,914
Entertainment 0.7%
Capcom Co. Ltd. ...................................... Japan 4,200 135,561
CTS Eventim AG & Co. KGaA ............................ Germany 14,500 1,003,033
Electronic Arts, Inc. .................................... United States 5,043 689,933
a
Netflix, Inc. .......................................... United States 3,467 1,688,013
Nintendo Co. Ltd. ..................................... Japan 1,200 62,452
a
ROBLOX Corp., A ..................................... United States 4,144 189,464
a
Spotify Technology SA .................................. United States 2,126 399,496
4,167,952
Financial Services 2.2%
a
Berkshire Hathaway, Inc., B .............................. United States 9,197 3,280,202
Eurazeo SE ......................................... France 1,115 88,670
EXOR NV ........................................... Netherlands 7,922 793,082
Industrivarden AB, A ................................... Sweden 3,324 108,696
Investor AB, B ........................................ Sweden 4,434 102,844
Mastercard, Inc., A .................................... United States 4,734 2,019,098
MGIC Investment Corp. ................................. United States 5,370 103,587
a
PayPal Holdings, Inc. .................................. United States 7,025 431,405
Visa, Inc., A .......................................... United States 20,827 5,422,310
Washington H Soul Pattinson & Co. Ltd. .................... Australia 4,423 98,823
Western Union Co. (The) ................................ United States 6,732 80,245
12,528,962
Food Products 0.3%
Bunge Global SA ..................................... United States 3,023 305,172
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 18 216,052
Ingredion, Inc. ........................................ United States 760 82,483
Lamb Weston Holdings, Inc. ............................. United States 1,232 133,167

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
MEIJI Holdings Co. Ltd. ................................. Japan 4,200 $ 99,783
Nestle SA ........................................... United States 4,877 565,308
Nissin Foods Holdings Co. Ltd. ........................... Japan 4,200 146,689
c
WH Group Ltd., 144A, Reg S ............................ Hong Kong 220,500 142,390
1,691,044
Gas Utilities 0.1%
Atmos Energy Corp. ................................... United States 730 84,607
Tokyo Gas Co. Ltd. .................................... Japan 10,100 231,722
316,329
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd. ......................... Canada 3,860 305,172
JB Hunt Transport Services, Inc. .......................... United States 1,150 229,701
Landstar System, Inc. .................................. United States 667 129,165
Ryder System, Inc. .................................... United States 833 95,845
a
Saia, Inc. ........................................... United States 496 217,357
a
Uber Technologies, Inc. ................................. United States 14,892 916,900
Union Pacific Corp. .................................... United States 6,455 1,585,477
a
XPO, Inc. ........................................... United States 2,083 182,450
3,662,067
Health Care Equipment & Supplies 1.8%
Abbott Laboratories .................................... United States 2,111 232,358
Alcon, Inc., (CHF Traded) ............................... Switzerland 14,500 1,134,355
Alcon, Inc., (USD Traded) ............................... Switzerland 7,912 618,085
Asahi Intecc Co. Ltd. ................................... Japan 50,000 1,014,124
Becton Dickinson & Co. ................................. United States 6,328 1,542,956
BioMerieux .......................................... France 958 106,601
a
Boston Scientific Corp. ................................. United States 15,791 912,878
Cochlear Ltd. ........................................ Australia 6,450 1,312,418
a
Demant A/S ......................................... Denmark 2,643 115,941
a
Edwards Lifesciences Corp. ............................. United States 2,730 208,163
a
Haemonetics Corp. .................................... United States 2,135 182,564
Hoya Corp. .......................................... Japan 1,200 149,474
a
IDEXX Laboratories, Inc. ................................ United States 200 111,010
a
Intuitive Surgical, Inc. .................................. United States 4,935 1,664,872
Straumann Holding AG ................................. Switzerland 262 42,337
Stryker Corp. ........................................ United States 3,222 964,860
Teleflex, Inc. ......................................... United States 897 223,658
10,536,654
Health Care Providers & Services 1.6%
Cardinal Health, Inc. ................................... United States 3,097 312,178
CVS Health Corp. ..................................... United States 18,190 1,436,282
Elevance Health, Inc. .................................. United States 2,278 1,074,214
Laboratory Corp. of America Holdings ...................... United States 911 207,061
McKesson Corp. ...................................... United States 5,537 2,563,520
a
Molina Healthcare, Inc. ................................. United States 219 79,127
Sonic Healthcare Ltd. .................................. Australia 5,785 126,425
UnitedHealth Group, Inc. ................................ United States 6,733 3,544,723
9,343,530
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ......................... United States 2,434 74,626
Health Care Technology 0.0%
†
M3, Inc. ............................................ Japan 2,000 33,011

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology (continued)
a
Veeva Systems, Inc., A ................................. United States 1,062 $ 204,456
237,467
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 1,000 136,140
Amadeus IT Group SA ................................. Spain 14,500 1,041,554
Aristocrat Leisure Ltd. .................................. Australia 4,293 119,292
a
Booking Holdings, Inc. ................................. United States 379 1,344,396
Domino's Pizza, Inc. ................................... United States 678 279,492
a
Expedia Group, Inc. ................................... United States 567 86,065
InterContinental Hotels Group plc ......................... United Kingdom 3,703 333,960
c
La Francaise des Jeux SAEM, 144A, Reg S ................. France 2,595 94,276
Las Vegas Sands Corp. ................................. United States 4,908 241,523
a
Royal Caribbean Cruises Ltd. ............................ United States 4,353 563,670
Zensho Holdings Co. Ltd. ............................... Japan 2,400 125,601
4,365,969
Household Durables 0.7%
Barratt Developments plc ............................... United Kingdom 104,818 750,953
Lennar Corp., A ....................................... United States 5,094 759,210
a
NVR, Inc. ........................................... United States 38 266,017
Panasonic Holdings Corp. ............................... Japan 22,700 223,580
Persimmon plc ....................................... United Kingdom 43,630 771,302
PulteGroup, Inc. ...................................... United States 4,421 456,336
Sekisui House Ltd. .................................... Japan 2,500 55,425
b
Sony Group Corp. ..................................... Japan 3,948 373,677
Toll Brothers, Inc. ..................................... United States 2,117 217,606
3,874,106
Household Products 0.0%
†
Colgate-Palmolive Co. ................................. United States 1,889 150,572
Procter & Gamble Co. (The) ............................. United States 509 74,589
225,161
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 1,331 60,586
Vistra Corp. .......................................... United States 6,658 256,466
317,052
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. .............................. United Kingdom 7,500 40,292
General Electric Co. ................................... United States 8,505 1,085,493
Hitachi Ltd. .......................................... Japan 7,300 525,180
Siemens AG ......................................... Germany 1,469 275,636
1,926,601
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. .......................... United States 2,286 120,404
Goodman Group ...................................... Australia 12,742 219,409
Prologis, Inc. ......................................... United States 1,390 185,287
525,100
Insurance 1.4%
Aflac, Inc. ........................................... United States 1,057 87,203
Ageas SA/NV ........................................ Belgium 2,395 104,126
b
AIA Group Ltd. ....................................... Hong Kong 66,146 575,628
American International Group, Inc. ........................ United States 5,844 395,931

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Assicurazioni Generali SpA .............................. Italy 7,262 $ 153,449
AXA SA ............................................. France 1,368 44,680
Cincinnati Financial Corp. ............................... United States 727 75,215
Hartford Financial Services Group, Inc. (The) ................ United States 999 80,300
Japan Post Insurance Co. Ltd. ........................... Japan 5,100 90,544
Loews Corp. ......................................... United States 3,766 262,076
Marsh & McLennan Cos., Inc. ............................ United States 9,247 1,752,029
Medibank Pvt Ltd. ..................................... Australia 21,389 51,935
MS&AD Insurance Group Holdings, Inc. .................... Japan 10,300 405,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 1,204 499,504
NN Group NV ........................................ Netherlands 6,090 240,715
Old Republic International Corp. .......................... United States 5,021 147,617
Primerica, Inc. ........................................ United States 630 129,629
Progressive Corp. (The) ................................ United States 6,358 1,012,702
Prudential plc, (GBP Traded) ............................. Hong Kong 42,598 480,677
b
Prudential plc, (HKD Traded) ............................. Hong Kong 7,350 82,230
Travelers Cos., Inc. (The) ............................... United States 6,927 1,319,524
Unum Group ......................................... United States 3,515 158,948
8,149,718
Interactive Media & Services 1.9%
a
Alphabet, Inc., A ...................................... United States 28,947 4,043,607
a
Alphabet, Inc., C ...................................... United States 9,695 1,366,316
c
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 22,129 203,315
a
Meta Platforms, Inc., A ................................. United States 15,012 5,313,648
10,926,886
IT Services 0.5%
a
Akamai Technologies, Inc. ............................... United States 687 81,307
a
Gartner, Inc. ......................................... United States 212 95,635
Keywords Studios plc .................................. Ireland 55,000 1,165,295
NEC Corp. .......................................... Japan 2,600 153,651
Otsuka Corp. ........................................ Japan 2,300 94,673
a
Shopify, Inc., A ....................................... Canada 13,200 1,028,280
a
Snowflake, Inc., A ..................................... United States 1,078 214,522
a
VeriSign, Inc. ........................................ United States 1,576 324,593
3,157,956
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 3,900 78,007
Polaris, Inc. .......................................... United States 1,007 95,433
173,440
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. ............................... United States 3,185 442,810
Danaher Corp. ....................................... United States 3,158 730,572
a
Evotec SE ........................................... Germany 47,000 1,102,438
a
Medpace Holdings, Inc. ................................. United States 435 133,340
a
Mettler-Toledo International, Inc. .......................... United States 744 902,442
a
QIAGEN NV ......................................... United States 4,942 214,889
Tecan Group AG ...................................... Switzerland 1,900 777,258
Thermo Fisher Scientific, Inc. ............................ United States 5,773 3,064,251
West Pharmaceutical Services, Inc. ........................ United States 889 313,035
7,681,035
Machinery 1.3%
Allison Transmission Holdings, Inc. ........................ United States 1,679 97,634

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Atlas Copco AB, A ..................................... Sweden 28,712 $ 494,838
Atlas Copco AB, B ..................................... Sweden 5,968 88,560
Crane Co. ........................................... United States 739 87,305
Deere & Co. ......................................... United States 2,837 1,134,431
Dover Corp. ......................................... United States 1,100 169,191
Illinois Tool Works, Inc. ................................. United States 6,817 1,785,645
Ingersoll Rand, Inc. .................................... United States 4,826 373,243
Interroll Holding AG .................................... Switzerland 270 857,959
Komatsu Ltd. ........................................ Japan 11,700 304,527
Makita Corp. ......................................... Japan 5,500 151,306
Oshkosh Corp. ....................................... United States 795 86,186
Otis Worldwide Corp. .................................. United States 9,169 820,350
Rational AG ......................................... Germany 133 102,644
Schindler Holding AG .................................. Switzerland 566 134,406
SKF AB, B .......................................... Sweden 8,185 164,065
Snap-on, Inc. ........................................ United States 1,026 296,350
Toyota Industries Corp. ................................. Japan 1,000 81,305
Wartsila OYJ Abp ..................................... Finland 10,432 151,633
Xylem, Inc. .......................................... United States 2,755 315,062
7,696,640
Marine Transportation 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 82 145,680
Media 0.7%
a
Charter Communications, Inc., A .......................... United States 3,397 1,320,346
Comcast Corp., A ..................................... United States 59,348 2,602,410
New York Times Co. (The), A ............................. United States 1,732 84,851
Publicis Groupe SA .................................... France 2,240 208,151
a
S4 Capital plc ........................................ United Kingdom 146,529 99,582
4,315,340
Metals & Mining 0.7%
ArcelorMittal SA ...................................... Luxembourg 12,299 349,093
BHP Group Ltd. ...................................... Australia 8,578 293,107
BlueScope Steel Ltd. ................................... Australia 11,094 176,892
Fortescue Ltd. ........................................ Australia 17,792 350,863
Freeport-McMoRan, Inc. ................................ United States 16,602 706,747
JFE Holdings, Inc. ..................................... Japan 11,700 181,045
Nucor Corp. ......................................... United States 4,927 857,495
Pilbara Minerals Ltd. ................................... Australia 66,237 177,814
Reliance Steel & Aluminum Co. ........................... United States 1,093 305,690
Steel Dynamics, Inc. ................................... United States 3,146 371,543
b
Sumitomo Metal Mining Co. Ltd. .......................... Japan 14,365 426,686
voestalpine AG ....................................... Austria 2,730 85,968
4,282,943
Multi-Utilities 0.9%
Centrica plc ......................................... United Kingdom 131,652 236,041
Consolidated Edison, Inc. ............................... United States 6,448 586,575
Public Service Enterprise Group, Inc. ...................... United States 5,510 336,936
Sempra ............................................. United States 39,294 2,936,441
WEC Energy Group, Inc. ................................ United States 12,460 1,048,758
5,144,751
Oil, Gas & Consumable Fuels 2.3%
BP plc .............................................. United Kingdom 340,228 2,017,133
Cheniere Energy, Inc. .................................. United States 3,545 605,167

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ....................................... United States 10,371 $ 1,546,938
ConocoPhillips ....................................... United States 26,253 3,047,186
Equinor ASA ......................................... Norway 4,228 134,000
Exxon Mobil Corp. ..................................... United States 4,531 453,009
Galp Energia SGPS SA, B .............................. Portugal 20,060 295,197
HF Sinclair Corp. ..................................... United States 2,547 141,537
Inpex Corp. .......................................... Japan 10,400 139,195
Marathon Oil Corp. .................................... United States 2,825 68,252
Marathon Petroleum Corp. .............................. United States 5,974 886,303
Phillips 66 ........................................... United States 4,735 630,418
Range Resources Corp. ................................ United States 2,339 71,199
Repsol SA ........................................... Spain 27,132 402,529
Shell plc ............................................ Netherlands 49,997 1,636,799
TotalEnergies SE ..................................... France 6,840 465,176
Valero Energy Corp. ................................... United States 6,862 892,060
13,432,098
Paper & Forest Products 0.0%
†
Mondi plc ........................................... Austria 5,585 109,282
Passenger Airlines 0.0%
†
a
Qantas Airways Ltd. ................................... Australia 10,987 40,251
Personal Care Products 0.5%
Beiersdorf AG ........................................ Germany 2,244 336,095
Estee Lauder Cos., Inc. (The), A .......................... United States 4,350 636,188
Haleon plc, ADR ...................................... United States 120,500 991,715
L'Oreal SA .......................................... France 1,375 685,532
2,649,530
Pharmaceuticals 2.2%
Astellas Pharma, Inc. .................................. Japan 30,000 356,861
AstraZeneca plc ...................................... United Kingdom 5,954 803,229
AstraZeneca plc, ADR .................................. United Kingdom 5,914 398,308
Bayer AG ........................................... Germany 16,323 605,730
a
Catalent, Inc. ........................................ United States 796 35,764
Daiichi Sankyo Co. Ltd. ................................. Japan 29,000 794,066
Eli Lilly & Co. ........................................ United States 4,101 2,390,555
GSK plc ............................................ United States 26,663 492,502
Hikma Pharmaceuticals plc .............................. Jordan 2,672 60,894
Ipsen SA ............................................ France 990 118,113
Johnson & Johnson ................................... United States 9,127 1,430,566
Merck & Co., Inc. ..................................... United States 14,912 1,625,706
Novartis AG ......................................... Switzerland 8,349 843,286
Novo Nordisk A/S, B ................................... Denmark 11,875 1,230,821
Otsuka Holdings Co. Ltd. ............................... Japan 9,000 336,633
Roche Holding AG .................................... United States 1,127 327,592
Shionogi & Co. Ltd. .................................... Japan 900 43,323
Zoetis, Inc., A ........................................ United States 3,361 663,361
12,557,310
Professional Services 0.6%
Adecco Group AG ..................................... Switzerland 13,783 676,891
Automatic Data Processing, Inc. .......................... United States 187 43,565
Experian plc ......................................... United States 27,000 1,101,604
Persol Holdings Co. Ltd. ................................ Japan 21,700 37,133
Randstad NV ........................................ Netherlands 2,594 162,822
Recruit Holdings Co. Ltd. ............................... Japan 2,900 121,274

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
RELX plc ........................................... United Kingdom 3,112 $ 123,480
Robert Half, Inc. ...................................... United States 2,185 192,105
Science Applications International Corp. .................... United States 649 80,684
Verisk Analytics, Inc., A ................................. United States 3,527 842,459
Wolters Kluwer NV .................................... Netherlands 814 115,823
3,497,840
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ................................. Hong Kong 17,000 85,320
Daiwa House Industry Co. Ltd. ........................... Japan 7,200 217,697
Hulic Co. Ltd. ........................................ Japan 8,500 88,808
Swire Pacific Ltd., A ................................... Hong Kong 11,000 93,161
484,986
Residential REITs 0.0%
†
Apartment Income REIT Corp., A .......................... United States 2,693 93,528
Essex Property Trust, Inc. ............................... United States 363 90,002
183,530
Retail REITs 0.2%
Brixmor Property Group, Inc. ............................. United States 4,357 101,387
Klepierre SA ......................................... France 4,264 116,426
Simon Property Group, Inc. .............................. United States 6,543 933,294
1,151,107
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc. .................................. United States 6,570 1,064,800
a
ARM Holdings plc, ADR ................................ United States 1,400 105,203
ASM International NV .................................. Netherlands 91 47,370
ASML Holding NV ..................................... Netherlands 2,468 1,863,315
ASML Holding NV, ADR ................................ Netherlands 1,116 844,723
ASML Holding NV, NYRS ............................... Netherlands 920 696,366
BE Semiconductor Industries NV .......................... Netherlands 1,858 280,552
Broadcom, Inc. ....................................... United States 1,589 1,773,721
a
Cirrus Logic, Inc. ...................................... United States 992 82,525
Disco Corp. .......................................... Japan 3,200 790,434
Infineon Technologies AG ............................... Germany 26,350 1,100,594
Intel Corp. ........................................... United States 87,495 4,396,624
KLA Corp. ........................................... United States 1,673 972,515
Lam Research Corp. ................................... United States 2,705 2,118,718
a
Lattice Semiconductor Corp. ............................. United States 2,872 198,139
Monolithic Power Systems, Inc. ........................... United States 1,200 756,936
NVIDIA Corp. ........................................ United States 14,027 6,946,451
NXP Semiconductors NV ............................... China 3,978 913,667
QUALCOMM, Inc. ..................................... United States 652 94,299
STMicroelectronics NV ................................. Singapore 9,783 490,772
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 46,586 893,373
Texas Instruments, Inc. ................................. United States 3,555 605,985
27,037,082
Software 5.7%
a
Adobe, Inc. .......................................... United States 4,090 2,440,094
a
ANSYS, Inc. ......................................... United States 381 138,257
a
AppLovin Corp., A ..................................... United States 3,883 154,738
a
Atlassian Corp., A ..................................... United States 2,897 689,080
a
Autodesk, Inc. ........................................ United States 2,131 518,856
a
BILL Holdings, Inc. .................................... United States 3,359 274,061

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Cadence Design Systems, Inc. ........................... United States 3,292 $ 896,642
a
Check Point Software Technologies Ltd. .................... Israel 1,408 215,128
a
Crowdstrike Holdings, Inc., A ............................. United States 300 76,596
a
CyberArk Software Ltd. ................................. United States 4,042 885,400
a
Dropbox, Inc., A ...................................... United States 4,783 141,003
a
Fair Isaac Corp. ...................................... United States 498 579,677
Intuit, Inc. ........................................... United States 3,044 1,902,591
a
Kinaxis, Inc. ......................................... Canada 8,800 987,659
a
Manhattan Associates, Inc. .............................. United States 1,092 235,129
Microsoft Corp. ....................................... United States 33,038 12,423,610
a
Monday.com Ltd. ...................................... United States 3,900 732,459
a
Nice Ltd., ADR ....................................... Israel 5,500 1,097,305
Oracle Corp. ......................................... United States 6,149 648,289
Oracle Corp. Japan .................................... Japan 900 69,294
a
Palo Alto Networks, Inc. ................................ United States 3,407 1,004,656
a
Procore Technologies, Inc. .............................. United States 200 13,844
a
PTC, Inc. ........................................... United States 3,021 528,554
Sage Group plc (The) .................................. United Kingdom 22,242 332,086
a
Salesforce, Inc. ....................................... United States 4,886 1,285,702
SAP SE ............................................ Germany 1,319 203,050
a
ServiceNow, Inc. ...................................... United States 1,859 1,313,365
a
Splunk, Inc. .......................................... United States 3,248 494,833
a
Synopsys, Inc. ....................................... United States 1,526 785,753
a
Teradata Corp. ....................................... United States 1,810 78,753
a
Tyler Technologies, Inc. ................................. United States 368 153,868
a
Workday, Inc., A ...................................... United States 4,459 1,230,952
a
Xero Ltd. ............................................ New Zealand 3,454 263,539
32,794,823
Specialized REITs 0.4%
American Tower Corp. .................................. United States 4,866 1,050,472
Crown Castle, Inc. ..................................... United States 2,125 244,779
Equinix, Inc. ......................................... United States 722 581,492
Public Storage ....................................... United States 298 90,890
Weyerhaeuser Co. .................................... United States 5,041 175,275
2,142,908
Specialty Retail 0.6%
a
AutoZone, Inc. ....................................... United States 30 77,568
Best Buy Co., Inc. ..................................... United States 3,906 305,762
Home Depot, Inc. (The) ................................. United States 3,515 1,218,123
Industria de Diseno Textil SA ............................. Spain 10,606 462,846
Murphy USA, Inc. ..................................... United States 361 128,718
a
O'Reilly Automotive, Inc. ................................ United States 463 439,887
TJX Cos., Inc. (The) ................................... United States 2,558 239,966
a
Ulta Beauty, Inc. ...................................... United States 184 90,158
Williams-Sonoma, Inc. ................................. United States 1,194 240,925
3,203,953
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc. .......................................... United States 48,374 9,313,446
FUJIFILM Holdings Corp. ............................... Japan 1,400 83,917
Logitech International SA ............................... Switzerland 685 65,132
NetApp, Inc. ......................................... United States 3,709 326,985
b
Samsung Electronics Co. Ltd. ............................ South Korea 33,188 2,003,579
Seiko Epson Corp. .................................... Japan 5,900 88,108
11,881,167

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 9,052 $ 163,290
a
Deckers Outdoor Corp. ................................. United States 482 322,183
Hermes International SCA ............................... France 85 180,693
LVMH Moet Hennessy Louis Vuitton SE .................... France 440 357,565
NIKE, Inc., B ......................................... United States 10,321 1,120,551
Pandora A/S ......................................... Denmark 2,073 286,650
Puma SE ........................................... Germany 3,500 194,730
Ralph Lauren Corp., A .................................. United States 647 93,297
Swatch Group AG (The), I ............................... Switzerland 566 153,994
Swatch Group AG (The), N .............................. Switzerland 1,278 67,000
2,939,953
Tobacco 0.2%
Altria Group, Inc. ...................................... United States 1,904 76,807
Imperial Brands plc .................................... United Kingdom 29,304 674,886
Japan Tobacco, Inc. ................................... Japan 8,800 227,302
978,995
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 7,200 466,344
Marubeni Corp. ....................................... Japan 11,500 181,094
Mitsubishi Corp. ...................................... Japan 27,300 434,946
MSC Industrial Direct Co., Inc., A .......................... United States 860 87,084
RS Group plc ........................................ United Kingdom 73,000 762,082
Toyota Tsusho Corp. ................................... Japan 5,200 305,202
WW Grainger, Inc. ..................................... United States 1,314 1,088,899
3,325,651
Transportation Infrastructure 0.0%
†
c
Aena SME SA, 144A, Reg S ............................. Spain 438 79,513
Water Utilities 0.0%
†
American Water Works Co., Inc. .......................... United States 1,619 213,692
Total Common Stocks (Cost $247,371,103) .....................................
335,112,671
Management Investment Companies 1.9%
Capital Markets 1.9%
Schwab U.S. TIPS ETF ................................. United States 207,048 10,807,906
Total Management Investment Companies (Cost $12,735,005) ....................
10,807,906
Preferred Stocks 0.1%
Household Products 0.0%
†
e
Henkel AG & Co. KGaA, 2.54% ........................... Germany 2,425 195,098
Life Sciences Tools & Services 0.1%
e
Sartorius AG, 0.43% ................................... Germany 1,200 440,725
Total Preferred Stocks (Cost $599,702) .........................................
635,823
Rights
Rights 0.0%
Tobacco 0.0%
a,f
Swedish Match AB, 2/23/28 .............................. Sweden 17,324 —
Total Rights (Cost $182,401) ..................................................
—

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country Units a Value
a a a a a a
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 68,724 $ 1,810,877
1,810,877
Total Limited Partnerships (Cost $1,762,213) ...................................
1,810,877
Principal
Amount
*
Corporate Bonds 11.0%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 18,716
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 25,320
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 159,252
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 31,049
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 62,175
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 20,746
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 69,708
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 330,771
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 50,929
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 9,286
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,649
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 44,755
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,562
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 195,808
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,553
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 19,556
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 17,119
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 21,156
Senior Bond, 3.03%, 3/15/52 ........................... United States 200,000 138,187
Senior Note, 6%, 3/15/31 ............................. United States 20,000 21,312
1,274,609
Air Freight & Logistics 0.0%
†
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 84,800
Automobile Components 0.0%
†
Aptiv plc , Senior Bond , 3.1% , 12/01/51 .....................
United States 150,000 97,930
Automobiles 0.0%
†
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 .................
United States 20,000 20,170
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 21,433
41,603
Banks 2.2%
c,g
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 200,000 204,500
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 75,411
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ..... United States 230,000 217,914
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 200,000 162,475
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 74,653
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 66,757

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 $ 19,640
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 84,212
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 141,260
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .... United States 1,030,000 1,075,077
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,745
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 98,237
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,926
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 200,000 194,513
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 28,785
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 48,958
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 8,953
c
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 200,000 194,954
Senior Note, 144A, 1.675% to 6/29/26, FRN thereafter, 6/30/27 . France 200,000 183,282
c
BPCE SA ,
Senior Note, 144A, 2.045% to 10/18/26, FRN thereafter, 10/19/27 France 250,000 227,088
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 400,000 396,651
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 510,000 435,912
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 78,365
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 21,594
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 750,000 744,426
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 38,962
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 119,093
Sub. Bond, 5.5%, 9/13/25 ............................. United States 10,000 10,051
Sub. Bond, 4.45%, 9/29/27 ............................ United States 40,000 39,103
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 19,222
c,g
Commonwealth Bank of Australia , Senior Note , 144A, FRN , 6.153% ,
( SOFR + 0.74% ), 3/14/25 .............................. Australia 230,000 230,598
c
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 238,449
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 200,000 195,991
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 499,110
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 200,000 183,524
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 197,183
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,145,935
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 58,843
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 25,041
Senior Bond, 5.35% to 5/31/33, FRN thereafter, 6/01/34 ...... United States 200,000 202,966
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 14,385
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 76,655
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 58,756
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 57,616
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 175,845
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 19,145

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 $ 242,494
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 200,000 199,292
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 200,000 205,885
PNC Financial Services Group, Inc. (The) ,
h
T, Junior Sub. Bond, 3.4% to 9/14/26, FRN thereafter, Perpetual United States 230,000 184,558
Senior Note, 5.812% to 6/11/25, FRN thereafter, 6/12/26 ...... United States 10,000 10,066
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 30,000 30,661
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 47,214
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,969
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 181,952
c
Societe Generale SA ,
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 250,000 242,401
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 200,000 182,176
c
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 250,000 243,630
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 9,722
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 18,948
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 200,107
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 150,000 151,344
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 20,000 20,362
c
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 274,523
US Bancorp ,
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 10,000 10,320
Senior Note, 1.45%, 5/12/25 ........................... United States 30,000 28,579
Senior Note, 5.727% to 10/20/25, FRN thereafter, 10/21/26 .... United States 100,000 100,721
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000 20,561
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 440,000 391,451
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 26,213
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 450,000 452,217
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 240,000 228,528
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 57,534
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 98,994
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 390,000 387,340
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 58,767
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 81,962
12,825,252
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 98,102
Senior Note, 3.65%, 2/01/26 ........................... Belgium 9,000 8,839
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 60,992
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 399,695
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 28,055
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 168,356

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Coca-Cola Co. (The) , Senior Bond , 2.5% , 6/01/40 .............
United States 10,000 $ 7,568
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 9,928
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,920
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,524
799,979
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 389,689
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 96,263
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 35,673
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 97,740
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 38,368
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 84,173
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 200,000 177,450
Senior Bond, 5.25%, 3/02/33 ........................... United States 100,000 102,560
Senior Bond, 5.6%, 3/02/43 ............................ United States 420,000 434,260
Gilead Sciences, Inc. ,
Senior Bond, 5.25%, 10/15/33 .......................... United States 140,000 145,985
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 9,539
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 340,000 224,376
1,836,076
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 1.5%, 6/03/30 ............................ United States 30,000 25,422
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 66,711
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 27,868
Senior Bond, 4.05%, 8/22/47 ........................... United States 300,000 270,898
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 73,281
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 9,209
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 54,152
c
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 175,217
702,758
Capital Markets 0.7%
Charles Schwab Corp. (The) ,
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 10,000 10,545
Senior Note, 5.875%, 8/24/26 .......................... United States 40,000 41,040
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 226,891
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 152,190
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 417,055
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 133,827
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 58,357
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 29,205
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,879
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 39,122
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 183,027
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 200,000 185,484
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 196,429
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 48,391

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 10,000 $ 9,961
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 .......................... United States 860,000 821,496
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 38,170
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 320,000 294,921
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 82,842
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 250,000 250,092
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 48,054
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ..................
United States 170,000 176,714
c
UBS Group AG ,
Senior Bond, 144A, 2.095% to 2/10/31, FRN thereafter, 2/11/32 . Switzerland 225,000 179,597
Senior Note, 144A, 4.488% to 5/11/25, FRN thereafter, 5/12/26 . Switzerland 200,000 197,099
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 . Switzerland 250,000 229,432
4,089,820
Chemicals 0.1%
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .......
United States 180,000 187,529
FMC Corp. , Senior Bond , 5.65% , 5/18/33 ...................
United States 125,000 124,665
312,194
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,797
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,671
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 276,169
c
Veralto Corp. , Senior Note , 144A, 5.5% , 9/18/26 .............. United States 250,000 253,303
548,940
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Bond , 4.6% , 5/23/29 ...........
United States 280,000 278,046
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 .......................... Ireland 150,000 138,954
Senior Note, 3%, 10/29/28 ............................ Ireland 300,000 274,044
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 68,793
Senior Note, 4.05%, 5/03/29 ........................... United States 20,000 19,810
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 415,581
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 ...
United States 220,000 221,467
John Deere Capital Corp. ,
Senior Bond, 3.9%, 6/07/32 ............................ United States 75,000 72,265
Senior Bond, 4.35%, 9/15/32 ........................... United States 200,000 199,726
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ........
United States 210,000 209,758
1,620,398
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 16,721
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 343,898
Target Corp. , Senior Bond , 2.95% , 1/15/52 ..................
United States 450,000 322,269
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,940
691,828

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 $ 116,398
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 395,000 376,646
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 690,000 562,726
Senior Bond, 3.5%, 9/15/53 ............................ United States 20,000 14,530
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 21,590
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 7,176
Senior Note, 1.65%, 2/01/28 ........................... United States 20,000 17,816
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 123,424
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 38,118
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 172,505
Senior Bond, 4.5%, 8/10/33 ............................ United States 70,000 68,335
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 147,905
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 83,803
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 36,202
Senior Note, 2.355%, 3/15/32 .......................... United States 640,000 532,527
1,826,657
Electric Utilities 0.6%
c
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,933
c
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,373
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 169,889
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,457
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 224,175
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .........
United States 250,000 255,183
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 230,000 237,128
c
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 162,650
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 620,535
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 10,195
Florida Power & Light Co. , Senior Note , 4.625% , 5/15/30 ........
United States 100,000 100,751
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 420,000 372,179
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 19,130
c
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,665
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 50,000 50,477
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 8,259
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 7,335
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,925
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 9,020
Southern Co. (The) ,
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 300,000 282,803
Senior Note, 5.5%, 3/15/29 ............................ United States 150,000 156,200

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 .....
United States 520,000 $ 437,964
c
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 231,752
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 150,000 154,777
3,562,755
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 9,177
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 41,282
50,459
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 411,196
Entertainment 0.2%
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 399,804
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 178,020
Warnermedia Holdings, Inc. ,
WI, Senior Bond, 5.05%, 3/15/42 ........................ United States 390,000 344,011
WI, Senior Bond, 5.141%, 3/15/52 ....................... United States 10,000 8,590
Senior Note, 6.412%, 3/15/26 .......................... United States 10,000 10,007
WI, Senior Note, 3.755%, 3/15/27 ....................... United States 10,000 9,586
WI, Senior Note, 4.054%, 3/15/29 ....................... United States 10,000 9,493
WI, Senior Note, 4.279%, 3/15/32 ....................... United States 10,000 9,155
968,666
Financial Services 0.3%
c
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 150,000 156,416
c
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 355,695
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 200,000 169,077
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 270,000 254,215
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 175,964
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ............
United States 100,000 101,038
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,544
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 34,945
c
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 417,355
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,746
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,942
Shell International Finance BV ,
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 45,698
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 17,389
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 30,085
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 .....................
United States 10,000 9,334
1,795,443

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.2%
c
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 $ 160,961
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 250,000 242,453
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 175,000 174,751
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 3.625% , 1/15/32 ........................... United States 200,000 171,644
Kraft Heinz Foods Co. ,
Senior Note, 3%, 6/01/26 ............................. United States 10,000 9,611
Senior Note, 3.75%, 4/01/30 ........................... United States 100,000 95,597
c
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 27,720
Senior Bond, 144A, 4.75%, 4/20/33 ...................... United States 150,000 151,418
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 7,180
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 19,082
1,060,417
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 350,000 401,137
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 197,671
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 6,998
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 83,230
Senior Bond, 4.75%, 11/15/48 .......................... United States 275,000 262,085
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,911
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 8,447
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 8,172
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 7,732
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,854
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,338
602,438
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 500,000 419,490
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 100,000 100,919
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ....
United States 200,000 199,236
719,645
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 .............
United States 200,000 172,671
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 216,826
Cigna Group (The) ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 85,518
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 19,356
Senior Bond, 4.9%, 12/15/48 ........................... United States 20,000 19,037
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 9,877
Senior Note, 3.05%, 10/15/27 .......................... United States 250,000 237,254
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 59,544
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,830
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 29,510
Senior Bond, 3.75%, 4/01/30 ........................... United States 30,000 28,231

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 $ 41,418
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 37,920
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 484,729
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 94,730
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 37,447
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 16,728
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 19,413
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,555
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 392,188
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 9,136
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 ............................ United States 408,000 403,435
WI, Senior Note, 3.625%, 3/15/32 ....................... United States 200,000 178,916
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 83,402
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ......
United States 175,000 154,858
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 261,633
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 22,734
Senior Bond, 3.05%, 5/15/41 ........................... United States 395,000 308,884
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 7,582
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 24,467
Senior Note, 4%, 5/15/29 ............................. United States 20,000 19,717
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 29,372
3,525,918
Health Care Technology 0.0%
†
c
IQVIA, Inc. , Senior Secured Note , 144A, 6.25% , 2/01/29 ........ United States 100,000 104,520
Hotels, Restaurants & Leisure 0.0%
†
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 150,000 138,398
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 9,834
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 26,571
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 37,874
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 26,232
238,909
Household Durables 0.0%
†
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 128,326
Household Products 0.1%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 429,654
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,370
439,024
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 325,000 348,066
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 36,067

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Industrial Conglomerates (continued)
3M Co., (continued)
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 $ 7,915
43,982
Insurance 0.8%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 380,000 357,757
c
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 200,000 201,530
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 260,000 221,474
American International Group, Inc. , Senior Bond , 5.125% , 3/27/33 .
United States 200,000 203,093
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 350,000 310,565
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 229,399
Arthur J Gallagher & Co. , Senior Bond , 6.5% , 2/15/34 ..........
United States 150,000 164,133
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 18,677
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 167,361
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 188,725
c
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,442
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 242,689
c
MassMutual Global Funding II , Senior Secured Note , 144A, 5.05% ,
12/07/27 .......................................... United States 200,000 202,538
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 279,206
c
Metropolitan Life Global Funding I ,
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 939,650
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 200,000 202,230
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 150,000 146,227
c
New York Life Global Funding ,
Secured Note, 144A, 4.85%, 1/09/28 ..................... United States 200,000 201,425
Senior Secured Note, 144A, 0.95%, 6/24/25 ............... United States 10,000 9,448
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 9,465
4,305,034
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 8,286
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 6,939
Meta Platforms, Inc. ,
Senior Bond, 4.95%, 5/15/33 ........................... United States 150,000 154,875
Senior Bond, 4.45%, 8/15/52 ........................... United States 250,000 229,878
c,d
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 300,000 285,614
685,592
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 150,000 150,612
Machinery 0.0%
†
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 9,280
Senior Bond, 3.75%, 4/15/50 ........................... United States 10,000 8,752
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,621
27,653

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 $ 79,213
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 430,000 362,996
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 130,000 120,093
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 10,000 9,031
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 90,543
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 47,144
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 33,428
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 59,464
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 69,086
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 9,364
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 59,163
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 291,712
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 25,822
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 25,218
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 27,082
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 422,343
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 13,166
Fox Corp. ,
Senior Bond, 6.5%, 10/13/33 ........................... United States 220,000 238,276
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 38,934
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 298,448
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,865
2,330,391
Metals & Mining 0.1%
c
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 196,863
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 21,138
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 20,197
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 19,489
c
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 19,436
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,894
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 96,946
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 133,305
537,268
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 9,329
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 8,363
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 300,000 294,245
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 150,000 151,427
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 375,000 370,287
833,651
Office REITs 0.1%
Alexandria Real Estate Equities, Inc. , Senior Bond , 2.95% , 3/15/34
United States 325,000 271,239

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.9%
c
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 $ 275,726
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 33,891
Senior Bond, 4.812%, 2/13/33 .......................... United States 200,000 201,732
Senior Bond, 4.893%, 9/11/33 .......................... United States 200,000 203,589
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 27,739
c
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 17,561
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 34,102
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 15,120
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 27,861
c
Columbia Pipelines Operating Co. LLC , Senior Bond , 144A, 6.036% ,
11/15/33 .......................................... United States 50,000 52,388
ConocoPhillips Co. , Senior Bond , 5.3% , 5/15/53 ..............
United States 250,000 257,162
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 89,094
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,925
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 38,761
c
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 36,821
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 ............................ United States 30,000 29,041
Senior Note, 4.375%, 3/15/29 .......................... United States 60,000 58,265
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 10,116
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 26,265
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 106,185
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,893
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 49,737
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 55,763
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 39,883
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 46,455
Senior Bond, 5.15%, 3/15/45 ........................... United States 375,000 344,642
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 51,819
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 19,394
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 29,651
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 374,325
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 54,283
Senior Bond, 6.125%, 10/15/39 ......................... United States 375,000 410,007
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 18,285
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 39,829
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 8,987
H, Senior Bond, 6.65%, 10/15/34 ....................... United States 10,000 11,460
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 29,900
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 18,425
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 39,347
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,744
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 47,550
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 9,289

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., (continued)
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 $ 15,709
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 39,477
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 327,678
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 19,299
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,915
Senior Bond, 5.5%, 2/15/49 ............................ United States 365,000 353,529
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 259,048
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ........
United States 60,000 65,045
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ........................... United States 30,000 31,799
Senior Bond, 6.625%, 9/01/53 .......................... United States 30,000 33,612
Senior Note, 5.8%, 11/01/30 ........................... United States 10,000 10,403
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 51,004
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 244,979
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 8,792
c
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 26,437
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 314,314
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 45,345
c
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 ............ Norway 200,000 212,280
Western Midstream Operating LP , Senior Note , 3.1% , 2/01/25 ....
United States 10,000 9,738
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 57,874
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 28,322
5,433,611
Paper & Forest Products 0.0%
†
Suzano Austria GmbH , Senior Note , 6% , 1/15/29 .............
Brazil 200,000 204,481
Passenger Airlines 0.0%
†
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 167,002 164,529
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 29,522
194,051
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 250,000 230,746
Kenvue, Inc. , WI , Senior Note , 4.9% , 3/22/33 ................
United States 20,000 20,624
251,370
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 182,066
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 423,124
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 200,000 190,244
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 9,064
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,602
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,490

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Johnson & Johnson , Senior Bond , 2.1% , 9/01/40 ..............
United States 30,000 $ 21,364
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 8,361
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 20,639
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 280,000 280,732
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 25,560
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 22,039
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 20,914
Royalty Pharma plc , Senior Note , 1.2% , 9/02/25 ..............
United States 225,000 210,043
1,453,242
Residential REITs 0.0%
†
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 280,000 234,162
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 17,021
c
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 50,000 41,076
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 10,000 10,452
Senior Bond, 3.05%, 8/12/51 ........................... United States 30,000 21,148
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,853
Senior Note, 5.125%, 2/10/30 .......................... United States 10,000 10,378
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 10,221
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .........
United States 10,000 10,400
NVIDIA Corp. , Senior Bond , 3.7% , 4/01/60 ..................
United States 20,000 16,773
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,646
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,636
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 9,237
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 18,168
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 172,286
364,295
Software 0.2%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 17,925
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 ...............
United States 270,000 199,505
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 44,316
Senior Bond, 3.95%, 3/25/51 ........................... United States 200,000 156,912
Senior Note, 1.65%, 3/25/26 ........................... United States 40,000 37,325
Senior Note, 4.65%, 5/06/30 ........................... United States 10,000 9,966
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 19,613
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 213,647
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 123,391
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 175,000 163,055
985,655

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ........
United States 200,000 $ 142,851
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 9,138
Senior Bond, 3.3%, 4/15/40 ............................ United States 20,000 16,534
Senior Bond, 3.35%, 4/15/50 ........................... United States 30,000 23,342
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,425
Senior Note, 4.5%, 9/15/32 ............................ United States 200,000 204,111
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,950
Senior Bond, 5.75%, 7/01/53 ........................... United States 200,000 212,121
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 17,704
645,176
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 2.65%, 5/11/50 ........................... United States 100,000 68,924
Senior Bond, 2.8%, 2/08/61 ............................ United States 500,000 340,538
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 150,000 150,420
559,882
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 9,198
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 8,406
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,528
27,132
Tobacco 0.2%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 29,932
Senior Bond, 6.875%, 11/01/33 ......................... United States 30,000 33,058
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 20,408
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 51,043
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 15,389
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 14,000 13,370
c
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 280,109
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 17,168
Senior Bond, 5.375%, 2/15/33 .......................... United States 425,000 436,137
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 8,975
905,589
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 .......................... United States 20,000 19,368
Senior Note, 5.3%, 2/01/28 ............................ United States 20,000 20,237
39,605
Transportation Infrastructure 0.0%
†
c
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 192,166

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 $ 41,655
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 14,981
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 72,325
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,589
Senior Note, 3.375%, 4/15/29 .......................... United States 450,000 418,607
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 75,885
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 108,267
751,309
Total Corporate Bonds (Cost $66,217,876) ......................................
63,308,001
Foreign Government and Agency Securities 1.1%
c
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
i
200,000 179,302
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 900,000 BRL 186,725
10%, 1/01/31 ....................................... Brazil 510,000 BRL 104,166
10%, 1/01/33 ....................................... Brazil 350,000 BRL 71,087
F, 10%, 1/01/29 ..................................... Brazil 480,000 BRL 98,955
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 159,386
Colombia Titulos de Tesoreria ,
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP 189,341
B, 9.25%, 5/28/42 ................................... Colombia 2,020,000,000 COP 473,303
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 73,359
c
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 250,888
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 118,652
c
Electricite de France SA ,
Senior Bond, 144A, 4.5%, 9/21/28 ....................... France 400,000 394,584
Senior Note, 144A, 5.7%, 5/23/28 ....................... France 200,000 207,087
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 177,125
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,400,000
j
MXN 231,791
M, 8%, 7/31/53 ..................................... Mexico 4,800,000
j
MXN 251,074
M, Senior Bond, 8.5%, 11/18/38 ......................... Mexico 6,400,000
j
MXN 359,795
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,300,000
j
MXN 326,641
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 258,847
New Zealand Government Bond , 2.75% , 5/15/51 ..............
New Zealand 210,000 NZD 94,877
c
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 178,329
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 174,664
c
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 189,452
c
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 143,740
Petroleos Mexicanos ,
Senior Bond, 6.75%, 9/21/47 ........................... Mexico 100,000 65,558
Senior Bond, 6.95%, 1/28/60 ........................... Mexico 170,000 112,177
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 5,900,000 ZAR 195,249
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 8,200,000 ZAR 330,719

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
United Kingdom Gilt , Reg S, 1.25% , 7/31/51 ................. United Kingdom 850,000 GBP $ 577,115
Uruguay Government Bond , Senior Bond , 7.625% , 3/21/36 ......
Uruguay 50,000 62,409
Total Foreign Government and Agency Securities (Cost $5,949,985) ...............
6,236,397
U.S. Government and Agency Securities 17.5%
FFCB , 2.1%, 2/25/36 ...................................
United States 150,000 113,299
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 2,805,000 2,905,476
4.375%, 5/15/40 ..................................... United States 500,000 519,463
1.125%, 8/15/40 ..................................... United States 552,000 352,633
1.375%, 11/15/40 .................................... United States 1,771,000 1,175,847
2%, 11/15/41 ....................................... United States 790,000 571,716
2.75%, 8/15/42 ..................................... United States 1,815,000 1,472,844
3.875%, 2/15/43 ..................................... United States 10,000 9,538
2.875%, 5/15/43 ..................................... United States 2,760,000 2,266,866
3.875%, 5/15/43 ..................................... United States 1,090,000 1,039,502
4.375%, 8/15/43 ..................................... United States 130,000 132,742
4.75%, 11/15/43 ..................................... United States 190,000 203,864
3.125%, 8/15/44 ..................................... United States 725,000 614,183
3%, 11/15/44 ....................................... United States 250,000 207,012
3%, 5/15/45 ........................................ United States 380,000 313,663
2.5%, 5/15/46 ...................................... United States 945,000 707,975
2.25%, 8/15/46 ..................................... United States 3,305,000 2,351,133
3.375%, 11/15/48 .................................... United States 3,300,000 2,876,672
3%, 2/15/49 ........................................ United States 1,713,000 1,394,556
2.25%, 8/15/49 ..................................... United States 150,000 104,807
1.25%, 5/15/50 ..................................... United States 1,710,000 921,997
1.375%, 8/15/50 ..................................... United States 1,665,000 928,238
2.375%, 5/15/51 ..................................... United States 950,000 678,211
2%, 8/15/51 ........................................ United States 1,350,000 882,035
1.875%, 11/15/51 .................................... United States 1,775,000 1,122,618
2.25%, 2/15/52 ..................................... United States 1,200,000 832,172
3%, 8/15/52 ........................................ United States 620,000 507,189
3.625%, 2/15/53 ..................................... United States 330,000 304,812
3.625%, 5/15/53 ..................................... United States 800,000 739,812
4.125%, 8/15/53 ..................................... United States 825,000 834,152
4.75%, 11/15/53 ..................................... United States 340,000 381,358
U.S. Treasury Notes ,
2%, 6/30/24 ........................................ United States 2,000,000 1,968,876
2.375%, 8/15/24 ..................................... United States 1,640,000 1,613,271
1.25%, 8/31/24 ..................................... United States 700,000 682,877
1.5%, 10/31/24 ..................................... United States 1,200,000 1,167,516
2.125%, 11/30/24 .................................... United States 4,500,000 4,390,682
5%, 8/31/25 ........................................ United States 70,000 70,655
0.375%, 11/30/25 .................................... United States 4,400,000 4,086,586
0.375%, 1/31/26 ..................................... United States 10,930,000 10,099,790
0.875%, 6/30/26 ..................................... United States 975,000 901,742
1.875%, 7/31/26 ..................................... United States 389,000 368,046
4.625%, 9/15/26 ..................................... United States 90,000 91,264
1.25%, 12/31/26 ..................................... United States 3,800,000 3,508,098
2.375%, 5/15/27 ..................................... United States 3,140,000 2,983,000
0.5%, 6/30/27 ...................................... United States 6,535,000 5,805,811
3.25%, 6/30/27 ..................................... United States 1,330,000 1,299,893
2.25%, 11/15/27 ..................................... United States 3,500,000 3,291,504
k
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,534,859
0.75%, 1/31/28 ..................................... United States 310,000 273,363
1.25%, 4/30/28 ..................................... United States 2,575,000 2,305,631

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.5%, 4/30/28 ...................................... United States 223,000 $ 219,485
4.125%, 7/31/28 ..................................... United States 200,000 202,090
4.375%, 8/31/28 ..................................... United States 20,000 20,431
3.125%, 11/15/28 .................................... United States 320,000 309,187
1.5%, 11/30/28 ...................................... United States 250,000 223,623
4.375%, 11/30/28 .................................... United States 450,000 460,547
3.25%, 6/30/29 ..................................... United States 1,500,000 1,452,012
1.625%, 8/15/29 ..................................... United States 3,565,000 3,172,711
4%, 10/31/29 ....................................... United States 1,975,000 1,984,605
3.75%, 6/30/30 ..................................... United States 600,000 594,750
0.625%, 8/15/30 ..................................... United States 4,400,000 3,569,844
4.125%, 8/31/30 ..................................... United States 415,000 420,301
4.625%, 9/30/30 ..................................... United States 1,200,000 1,251,234
4.375%, 11/30/30 .................................... United States 240,000 246,844
1.125%, 2/15/31 ..................................... United States 800,000 667,937
1.25%, 8/15/31 ..................................... United States 435,000 360,090
1.375%, 11/15/31 .................................... United States 5,600,000 4,651,281
2.75%, 8/15/32 ..................................... United States 1,220,000 1,117,611
4.125%, 11/15/32 .................................... United States 1,420,000 1,443,935
k
Index Linked, 1.125%, 1/15/33 .......................... United States 350,000 342,241
3.5%, 2/15/33 ...................................... United States 1,370,000 1,329,114
3.375%, 5/15/33 ..................................... United States 1,850,000 1,776,000
3.875%, 8/15/33 ..................................... United States 40,000 39,962
4.5%, 11/15/33 ...................................... United States 20,000 21,003
g
FRN, 5.456%, (3-month U.S. Treasury Bill Rate + 0.125%),
7/31/25 ........................................... United States 1,430,000 1,428,175
Total U.S. Government and Agency Securities (Cost $110,589,891) ................
101,214,862
Asset-Backed Securities 0.8%
Consumer Finance 0.1%
l
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.909% ,
1/29/46 . ........................................... United States 125,000 124,788
Financial Services 0.6%
c,m
AB BSL CLO 4 Ltd. , 2023-4A , A , 144A, FRN , 7.416% , ( 3-month
SOFR + 2% ), 4/20/36 . ................................ United States 100,000 100,562
m
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.918% , ( 1-month SOFR + 0.654% ), 3/25/36 . ....... United States 74,104 71,399
c,m
Birch Grove CLO 7 Ltd. , 2023-7A , A1 , 144A, FRN , 7.177% , ( 3-month
SOFR + 1.8% ), 10/20/36 . .............................. Jersey 100,000 100,352
c,m
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 6.655% , ( 3-month SOFR + 1.262% ), 1/15/31 . .......... United States 227,232 227,078
m
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 6.115% ,
( 1-month SOFR + 0.759% ), 3/25/34 . ..................... United States 134,575 131,106
c
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 97,592 87,523
m
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 4.757% ,
( 1-month SOFR + 0.674% ), 3/25/36 . ..................... United States 34,002 33,750
c
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . .. United States 120,000 120,513
c
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 119,500 113,993
c,m
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 6.553% , ( 1-month SOFR +
1.194% ), 10/16/36 . ................................... United States 99,153 97,640
c
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 141,627 107,052
c
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 56,306 51,769
c,m
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 6.715% , ( 3-month SOFR + 1.322% ), 4/16/33 . .......... United States 500,000 499,847
c,m
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.782% , ( 1-month SOFR + 0.834% ), 10/25/33 . .............. United States 142,911 137,941

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 $ 429,583
c,m
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
6.639% , ( 3-month SOFR + 1.262% ), 2/14/31 . ............... United States 250,000 249,647
c,m
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 6.794% ,
( 3-month SOFR + 1.392% ), 1/17/31 . ..................... United States 162,231 162,511
c,m
Point Au Roche Park CLO Ltd. , 2021-1A , A , 144A, FRN , 6.757% ,
( 3-month SOFR + 1.342% ), 7/20/34 . ..................... United States 100,000 99,855
c,m
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 6.785% , ( 3-month
SOFR + 1.392% ), 10/15/34 . ............................ United States 180,000 179,955
c,m
Symphony CLO 40 Ltd. , 2023-40A , A1 , 144A, FRN , 6.984% ,
( 3-month SOFR + 1.64% ), 1/14/34 . ...................... United States 160,000 159,957
c,m
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 6.744% ,
( 3-month SOFR + 1.342% ), 1/17/32 . ..................... United States 250,000 249,583
3,411,616
a a a a a a
Ground Transportation 0.0%
†
c
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 108,491
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 . United States 370,064 323,754
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 68,341 61,060
2019-2, A, 2.9%, 5/01/28 .............................. United States 82,768 72,211
2020-1, B, 4.875%, 7/15/27 ............................ United States 182,400 176,818
633,843
a a a a a a
Total Asset-Backed Securities (Cost $4,313,650) ................................
4,278,738
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ....................
United States 210,000 177,925
l
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 20,000 20,978
c,m
BPR Trust , 2022-OANA , A , 144A, FRN , 7.26% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 148,093
c,m
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 6.206%, (1-month SOFR + 0.844%),
10/15/36 .......................................... United States 107,986 105,996
2021-VINO, A, 144A, FRN, 6.129%, (1-month SOFR + 0.767%),
5/15/38 ........................................... United States 113,374 111,652
2021-VOLT, B, 144A, FRN, 6.426%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 250,000 243,727
2022-LP2, A, 144A, FRN, 6.375%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 186,316 183,143
2023-XL3, A, 144A, FRN, 7.121%, (1-month SOFR + 1.761%),
12/09/40 .......................................... United States 100,000 100,250
c,m
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 6.166%, (1-month SOFR + 0.804%),
10/15/36 .......................................... United States 230,000 225,402
2022-MVRK, A, 144A, FRN, 6.829%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 118,664 117,578
c
BX Trust ,
m
2021-BXMF, A, 144A, FRN, 6.112%, (1-month SOFR + 0.75%),
10/15/26 .......................................... United States 93,847 92,169
2022-CLS, A, 144A, 5.76%, 10/13/27 ..................... United States 100,000 100,209

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
BX Trust, (continued)
m
2022-IND, A, 144A, FRN, 6.853%, (1-month SOFR + 1.491%),
4/15/37 ........................................... United States 309,217 $ 307,287
l,n
FHLMC, Multi-family Structured Pass-Through Certificates , K105 ,
X1 , IO, FRN , 1.522% , 1/25/30 .......................... United States 2,289,929 168,390
FNMA ,
2014-6, Z, 2.5%, 2/25/44 .............................. United States 128,102 110,681
2022-29, KZ, 1.5%, 6/25/42 ............................ United States 102,402 73,499
n
427, C73, IO, 3%, 12/25/48 ............................ United States 534,458 86,272
GNMA ,
2021-21, AH, 1.4%, 6/16/63 ............................ United States 86,714 65,755
2021-77, LC, 1.25%, 7/20/50 ........................... United States 118,938 94,310
2023-92, AH, 2%, 6/16/64 ............................. United States 99,990 77,430
c,m
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.851% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 130,654
c,m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 6.738% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 148,137
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 117,690
l
MSWF Commercial Mortgage Trust , 2023-2 , A5 , FRN , 6.014% ,
12/15/56 .......................................... United States 100,000 107,922
c,m
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.767% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 97,643
c,l
NJ Trust , 2023-GSP , A , 144A, FRN , 6.697% , 1/06/29 ........... United States 100,000 104,451
c,m
SREIT Trust ,
2021-MFP, A, 144A, FRN, 6.207%, (1-month SOFR + 0.845%),
11/15/38 .......................................... United States 133,961 131,863
2021-MFP2, A, 144A, FRN, 6.298%, (1-month SOFR + 0.936%),
11/15/36 .......................................... United States 100,000 98,685
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 103,529
3,651,320
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,662,353) .................
3,651,320
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.7%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 326,521 323,967
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 36,960 35,071
FHLMC Pool, 15 Year, 4%, 11/01/37 ....................... United States 169,827 166,784
FHLMC Pool, 20 Year, 1.5%, 11/01/40 - 7/01/41 .............. United States 236,783 196,976
FHLMC Pool, 20 Year, 2%, 10/01/40 - 4/01/42 ................ United States 513,938 440,259
FHLMC Pool, 20 Year, 3%, 5/01/42 - 9/01/42 ................. United States 270,216 245,238
FHLMC Pool, 30 Year, 2%, 9/01/50 - 8/01/52 ................. United States 921,724 755,012
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 4/01/52 .............. United States 1,897,055 1,631,569
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 1,019,064 906,465
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 1,842,161 1,719,319
FHLMC Pool, 30 Year, 4%, 5/01/47 - 2/01/53 ................. United States 1,188,118 1,133,930
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ............. United States 1,079,955 1,053,708
FHLMC Pool, 30 Year, 5%, 8/01/52 - 11/01/52 ................ United States 672,987 669,694
FHLMC Pool, 30 Year, 5.5%, 12/01/52 - 6/01/53 .............. United States 370,620 372,904
FHLMC Pool, 30 Year, 6%, 3/01/53 ........................ United States 93,083 94,651
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ....................... United States 182,296 187,308
9,932,855

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA, 2.5%, 9/01/61 - 6/01/62 ........................... United States 270,134 $ 224,035
FNMA, 3.66%, 10/01/32 ................................ United States 200,000 188,299
FNMA, 3.75%, 9/01/32 ................................. United States 100,000 94,811
FNMA, 3.89%, 7/01/32 ................................. United States 100,000 94,628
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 492,136 443,032
FNMA, 20 Year, 2%, 3/01/42 - 8/01/42 ...................... United States 184,387 157,354
FNMA, 20 Year, 2.5%, 12/01/40 - 5/01/42 ................... United States 293,620 261,466
FNMA, 20 Year, 3.5%, 8/01/42 ........................... United States 92,403 86,177
FNMA, 30 Year, 1.5%, 3/01/51 - 9/01/51 .................... United States 268,483 209,789
FNMA, 30 Year, 2%, 2/01/51 - 3/01/52 ...................... United States 4,204,178 3,450,895
FNMA, 30 Year, 2.5%, 5/01/51 - 3/01/52 .................... United States 3,446,381 2,941,352
FNMA, 30 Year, 3%, 9/01/50 - 5/01/52 ...................... United States 2,398,152 2,135,405
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 544,508 503,740
FNMA, 30 Year, 4%, 2/01/49 - 7/01/52 ...................... United States 582,497 556,177
FNMA, 30 Year, 4.5%, 2/01/50 - 11/01/52 ................... United States 736,208 717,067
FNMA, 30 Year, 5%, 10/01/52 - 5/01/53 ..................... United States 454,614 450,388
FNMA, 30 Year, 5.5%, 11/01/52 - 9/01/53 ................... United States 1,112,325 1,118,071
FNMA, 30 Year, 6%, 6/01/53 - 8/01/53 ...................... United States 721,183 734,429
o
FNMA, Single-family, 30 Year, 3%, 1/25/54 .................. United States 100,000 88,473
o
FNMA, Single-family, 30 Year, 5%, 1/25/54 .................. United States 445,000 440,307
o
FNMA, Single-family, 30 Year, 5.5%, 1/25/54 ................. United States 100,000 100,437
o
FNMA, Single-family, 30 Year, 6%, 1/25/54 .................. United States 100,000 101,547
15,097,879
Government National Mortgage Association (GNMA) Fixed Rate 1.0%
GNMA II, 30 Year, 2%, 3/20/51 ........................... United States 95,609 79,055
GNMA II, 30 Year, 2.5%, 12/20/51 ......................... United States 83,843 72,191
GNMA II, 30 Year, 4.5%, 9/20/52 .......................... United States 92,569 90,796
GNMA II, 30 Year, 5%, 8/20/53 ........................... United States 98,354 98,128
GNMA II, 30 Year, 5.5%, 3/20/53 - 8/20/53 ................... United States 295,130 298,221
GNMA II, Single-family, 30 Year, 2%, 1/20/51 - 5/20/52 ......... United States 579,418 490,705
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 6/20/52 ........ United States 832,754 729,162
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 10/20/51 ........ United States 543,292 494,360
GNMA II, Single-family, 30 Year, 3.5%, 4/20/52 - 1/15/54 ........ United States 290,452 270,497
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 337,382 325,384
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 ............... United States 177,083 175,086
GNMA II, Single-family, 30 Year, 5%, 12/20/52 - 1/15/54 ........ United States 1,093,935 1,086,285
GNMA II, Single-family, 30 Year, 5.5%, 2/20/53 - 1/15/54 ........ United States 1,296,157 1,306,051
GNMA II, Single-family, 30 Year, 6%, 7/20/53 - 11/20/53 ......... United States 298,368 303,521
5,819,442
Total Mortgage-Backed Securities (Cost $32,438,447) ............................
30,850,176
Municipal Bonds 0.2%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 475,000 440,250
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 349,864
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 189,239
979,353

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 $ 126,657
Total Municipal Bonds (Cost $1,385,145) .......................................
1,106,010
Residential Mortgage-Backed Securities 0.2%
Financial Services 0.2%
c
BRAVO Residential Funding Trust ,
l
2022-NQM3, A1, 144A, FRN, 5.108%, 7/25/62 .............. United States 84,621 84,942
2023-NQM1, A1, 144A, 5.757%, 1/25/63 .................. United States 88,182 88,154
c,m
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
8.437% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ........... United States 120,000 124,049
c
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ........................................... United States 134,604 133,741
c,m
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.987%, (30-day SOFR Average +
1.65%), 1/25/34 ..................................... United States 93,603 94,030
2022-DNA3, M1A, 144A, FRN, 7.337%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 71,724 72,405
c
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 1.75% , 7/25/61 United States 103,189 99,596
c,l
New Residential Mortgage Loan Trust ,
2016-4A, A1, 144A, FRN, 3.75%, 11/25/56 ................. United States 94,517 89,177
2017-1A, A1, 144A, FRN, 4%, 2/25/57 .................... United States 86,222 82,007
2018-3A, A1, 144A, FRN, 4.5%, 5/25/58 ................... United States 79,503 77,005
c
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ........... United States 97,036 98,991
c,l
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 81,998 68,742
c
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 115,026 115,117
c
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 84,867 82,648
1,310,604
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,299,161) ..................
1,310,604
Total Long Term Investments (Cost $488,506,932) ...............................
560,323,385
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 5 Year Notes Futures, January Strike Price $109.00,
Expires 1/26/24 ..................................... 5 500,000 2,734
Total Options Purchased (Cost $2,884) .........................................
2,734
Short Term Investments 2.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
p
U.S. Treasury Bills, 5/16/24 .............................. United States 90,000 88,276
Total U.S. Government and Agency Securities (Cost $88,208) .....................
88,276

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds 2.8%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 13,390,903 $ 13,390,903
r
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
4.94% ............................................ United States 2,642,215 2,642,215
r
JPMorgan Prime Money Market Fund, 5.29% ................ United States 210,326 210,446
Total Money Market Funds (Cost $16,243,564) ..................................
16,243,564
Total Short Term Investments (Cost $16,331,772 ) ................................
16,331,840
a
Total Investments (Cost $504,841,588) 99.7% ...................................
$576,657,959
Options Written (0.0)%
†
......................................................
(4,836)
Other Assets, less Liabilities 0.3% .............................................
1,597,794
Net Assets 100.0% ...........................................................
$578,250,917
a a a
Number of
Contracts
Notional
Amount
#
a a a
s
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, January Strike Price $114.00,
Expires 1/26/24 ..................................... 3 300,000 (1,453)
U.S. Treasury 10 Year Notes Futures, January Strike Price $114.50,
Expires 1/26/24 ..................................... 3 300,000 (1,078)
U.S. Treasury 30 Year Bonds Futures, January Strike Price $126.00,
Expires 1/26/24 ..................................... 1 100,000 (1,328)
U.S. Treasury 5 Year Notes Futures, January Strike Price $110.25,
Expires 1/26/24 ..................................... 5 500,000 (977)
(4,836)
Total Options Written (Premiums received $5,143) ...............................
$ (4,836)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 32 $ 7,712,000 3/15/24 $ 227,700
Interest rate contracts
3-month SOFR .............................. Long 33 7,988,825 3/17/26 53,664
3-month SOFR .............................. Short 26 6,158,281 6/18/24 5,858
Long Gilt ................................... Long 4 523,433 3/26/24 32,540
U.S. Treasury 10 Year Notes .................... Short 51 5,757,422 3/19/24 (169,632)
U.S. Treasury 10 Year Notes .................... Long 26 2,935,156 3/19/24 76,080
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,180,156 3/19/24 (54,025)
U.S. Treasury 10 Year Ultra Notes ................ Long 15 1,770,234 3/19/24 70,129
U.S. Treasury 2 Year Notes ..................... Short 6 1,235,484 3/28/24 (12,885)
U.S. Treasury 2 Year Notes ..................... Long 1 205,914 3/28/24 2,124
U.S. Treasury 5 Year Notes ..................... Long 27 2,936,883 3/28/24 47,452
U.S. Treasury Long Bonds ..................... Long 1 124,938 3/19/24 748
U.S. Treasury Ultra Bonds ...................... Short 6 801,562 3/19/24 (64,885)
U.S. Treasury Ultra Bonds ...................... Long 18 2,404,688 3/19/24 217,774
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $20,807,243, representing 3.6% of net assets.
d
Variable interest entity (VIE). See the Fund’s statement of additional information regarding investments made through a VIE structure. At December 31, 2023, the aggregate value of these securities was $1,191,026, representing 0.2% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
g
The coupon rate shown represents the rate at period end.
h
Perpetual security with no stated maturity date.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount is stated in 100 Mexican Peso Units.
k
Principal amount of security is adjusted for inflation. See Note 1(g).
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
p
The security was issued on a discount basis with no stated coupon rate.
q
See Note 3(e) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Futures Contracts
(continued)
Description Type
Number of
Contracts
Notional
Amount*
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts (continued)
Total Futures Contracts ...................................................................... $432,642
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Norwegian Krone ... JPHQ Buy 2,800,000 261,301 1/11/24 $ 14,372 $ —
New Zealand Dollar . BZWS Buy 350,000 212,603 1/12/24 8,699 —
New Zealand Dollar . BZWS Sell 90,000 53,802 1/12/24 — (3,104)
Malaysian Ringgit ... GSCO Buy 1,600,000 342,722 1/17/24 6,171 —
Norwegian Krone ... MSCO Buy 5,500,000 511,561 1/18/24 30,053 —
Brazilian Real ...... HSBK Buy 660,000 132,145 1/19/24 3,266 —
Brazilian Real ...... HSBK Sell 660,000 128,944 1/19/24 — (6,468)
Chilean Peso ...... MSCO Buy 280,000,000 301,231 1/26/24 16,642 —
Mexican Peso ...... CITI Sell 10,000,000 537,542 1/29/24 — (48,608)
Mexican Peso ...... JPHQ Buy 6,000,000 335,572 1/29/24 16,118 —
Columbian Peso .... JPHQ Buy 600,000,000 142,708 1/30/24 11,458 —
Columbian Peso .... JPHQ Sell 1,230,000,000 284,614 1/30/24 — (31,426)
Euro ............. JPHQ Buy 1,160,000 1,230,835 2/07/24 51,811 —
Euro ............. JPHQ Sell 300,000 327,849 2/07/24 — (3,870)
Chilean Peso ...... HSBK Buy 190,000,000 210,219 2/08/24 5,425 —
South African Rand .. HSBK Sell 9,200,000 495,516 2/15/24 — (5,529)
Australian Dollar .... JPHQ Buy 1,730,000 1,152,058 3/06/24 29,405 —
British Pound ...... JPHQ Sell 10,000 12,634 3/08/24 — (118)
Indian Rupee ...... BZWS Buy 28,000,000 334,912 3/11/24 562 —
Japanese Yen ...... JPHQ Buy 353,000,000 2,477,454 3/15/24 55,321 —
Norwegian Krone ... JPHQ Buy 3,600,000 344,264 3/19/24 10,724 —
Total Forward Exchange Contracts ................................................... $260,027 $(99,123)
Net unrealized appreciation (depreciation) ............................................ $160,904
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
At December 31, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
At December 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
See Note 7 regarding other derivative information.
See Abbreviations on page 69.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.41 .. 1.00% Quarterly 12/20/28 2,072,000 $ 40,767 $ 25,975 $ 14,792
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly 12/20/33 1,570,000 2,719 (13,868) 16,587
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $43,486 $12,107 $31,379
Total Credit Default Swap Contracts .................................... $43,486 $ 12,107 $31,379
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.95% .. Annual
Pay Floating 1-day
SOFR ............ Annual 5/31/28 333,000 $ 5,990 $ 930 $ 5,060
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.15% .... Annual 5/15/48 1,388,000 80,272 3,849 76,423
Total Interest Rate Swap Contracts ............................... $86,262 $ 4,779 $81,483
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $491,450,685
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 13,390,903
Value - Unaffiliated issuers .................................................................. $563,267,056
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 13,390,903
Cash .................................................................................... 568,609
Receivables:
Investment securities sold ................................................................... 2,073,208
Capital shares sold ........................................................................ 53,354
Dividends and interest ..................................................................... 2,159,165
European Union tax reclaims (Note 1f) ......................................................... 51,949
Deposits with brokers for:
Futures contracts ........................................................................ 714,885
Centrally cleared swap contracts ............................................................ 15,710
Variation margin on centrally cleared swap contracts ............................................... 44,477
Unrealized appreciation on OTC forward exchange contracts .......................................... 260,027
Total assets .......................................................................... 582,599,343
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,287,711
Capital shares redeemed ................................................................... 411,186
Management fees ......................................................................... 244,845
Distribution fees .......................................................................... 150,494
Trustees' fees and expenses ................................................................. 510
Variation margin on futures contracts ........................................................... 15,925
Options written, at value (premiums received $5,143) ................................................ 4,836
Unrealized depreciation on OTC forward exchange contracts .......................................... 99,123
Deferred tax ............................................................................... 28,688
Accrued expenses and other liabilities ........................................................... 105,108
Total liabilities ......................................................................... 4,348,426
Net assets, at value ................................................................. $578,250,917
Net assets consist of:
Paid-in capital ............................................................................. $505,871,173
Total distributable earnings (losses) ............................................................. 72,379,744
Net assets, at value ................................................................. $578,250,917

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $790,618
Shares outstanding ........................................................................ 159,645
Net asset value and maximum offering price per share ............................................. $4.95
Class 2:
Net assets, at value ....................................................................... $222,332,371
Shares outstanding ........................................................................ 45,362,100
Net asset value and maximum offering price per share ............................................. $4.90
Class 4:
Net assets, at value ....................................................................... $355,127,928
Shares outstanding ........................................................................ 69,611,804
Net asset value and maximum offering price per share ............................................. $5.10

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $253,399)
Unaffiliated issuers ........................................................................ $6,327,508
Non-controlled affiliates (Note 3e ) ............................................................. 711,279
Interest: (net of foreign taxes of $3,460)
Unaffiliated issuers ........................................................................ 7,652,692
Other income (No te 1f) ....................................................................... 51,389
Total investment income ................................................................... 14,742,868
Expenses:
Management fees (Note 3 a ) ................................................................... 3,090,460
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 553,886
    Class 4 ................................................................................ 1,188,564
Custodian fees (Note 4 ) ...................................................................... 11,482
Reports to shareholders fees .................................................................. 8,350
Professional fees ........................................................................... 69,255
Trustees' fees and expenses .................................................................. 6,151
Other .................................................................................... 39,306
Total expenses ......................................................................... 4,967,454
Expense reductions (Note 4 ) ............................................................... (4,837)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (63,373)
Net expenses ......................................................................... 4,899,244
Net investment income ................................................................ 9,843,624
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $6,906)
Unaffiliated issuers ...................................................................... (286,686)
Written options ........................................................................... 373,130
Foreign currency transactions ................................................................ 10,326
Forward exchange contracts ................................................................. (534,929)
Futures contracts ......................................................................... (2,010,040)
TBA sale commitments ..................................................................... (56,126)
Swap contracts ........................................................................... 269,293
Net realized gain (loss) .................................................................. (2,235,032)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 68,959,075
Translation of other assets and liabilities denominated in foreign currencies .............................. 15,906
Written options ........................................................................... 6,012
Forward exchange contracts ................................................................. 10,624
Futures contracts ......................................................................... 122,623
Swap contracts ........................................................................... (212,996)
Change in deferred taxes on unrealized appreciation ............................................... (1,994)
Net change in unrealized appreciation (depreciation) ............................................ 68,899,250
Net realized and unrealized gain (loss) ............................................................ 66,664,218
Net increase (decrease) in net assets resulting from operations .......................................... $76,507,842

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Franklin Allocation VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,843,624 $7,460,788
Net realized gain (loss) ................................................. (2,235,032) 9,154,925
Net change in unrealized appreciation (depreciation) ........................... 68,899,250 (130,462,358)
Net increase (decrease) in net assets resulting from operations ................ 76,507,842 (113,846,645)
Distributions to shareholders:
Class 1 ............................................................. (25,224) (86,111)
Class 2 ............................................................. (6,929,031) (28,489,853)
Class 4 ............................................................. (9,970,207) (38,575,172)
Total distributions to shareholders .......................................... (16,924,462) (67,151,136)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 64,532 32,245
Class 2 ............................................................. (24,866,650) (2,410,465)
Class 4 ............................................................. (9,836,275) 15,006,285
Total capital share transactions ............................................ (34,638,393) 12,628,065
Net increase (decrease) in net assets ................................... 24,944,987 (168,369,716)
Net assets:
Beginning of year ....................................................... 553,305,930 721,675,646
End of year ........................................................... $578,250,917 $553,305,930

Franklin Templeton Variable Insurance Products Trust
55
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Allocation VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2023, 46.9% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

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The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2023, the Fund had OTC
derivatives in a net liability position of $51,914.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 7 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from  securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 43,100 $199,467 16,838 $79,334
Shares issued in reinvestment of distributions .......... 5,378 25,224 19,526 86,111
Shares redeemed ............................... (34,224) (160,159) (30,604) (133,200)
Net increase (decrease) .......................... 14,254 $64,532 5,760 $32,245
Class 2 Shares:
Shares sold ................................... 1,588,699 $7,371,791 2,067,285 $10,531,771
Shares issued in reinvestment of distributions .......... 1,490,114 6,929,031 6,519,416 28,489,853
Shares redeemed ............................... (8,496,769) (39,167,472) (8,499,043) (41,432,089)
Net increase (decrease) .......................... (5,417,956) $(24,866,650) 87,658 $(2,410,465)
Class 4 Shares:
Shares sold ................................... 4,245,776 $20,475,219 2,663,783 $13,538,819
Shares issued in reinvestment of distributions .......... 2,059,960 9,970,207 8,478,060 38,575,172
Shares redeemed ............................... (8,395,238) (40,281,701) (7,330,236) (37,107,706)
Net increase (decrease) .......................... (2,089,502) $(9,836,275) 3,811,607 $15,006,285
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
61
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.55% per year of the average daily net assets of the Fund.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Western Asset Management Company, LLC (Western) Investment manager
Western Asset Management Company, Limited (Western London) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
Western
Western London

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(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund  has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $15,109,675 $60,079,552 $(61,798,324) $— $— $13,390,903 13,390,903 $666,770
Western Asset Premier
Institutional Government
Reserves, Class Premium, 5.3% 105,090 11,464,263 (11,569,353) — — — — 17,806
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium, 5.3% 633,433 4,206,404 (4,839,837) — — — — 26,703
Total Affiliated Securities ... $15,848,198 $75,750,219 $(78,207,514) $— $— $13,390,903 $711,279
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions. wash sales, passive foreign investment company shares, bond discounts and premiums and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$305,280,691 and $350,220,711, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,249,093
Long term ................................................................................ 121,904
Total capital loss carryforwards ............................................................... $3,370,997
2023 2022
Distributions paid from:
Ordinary income .......................................................... $7,674,532 $20,845,979
Long term capital gain ...................................................... 9,249,930 46,305,157
$16,924,462 $67,151,136
Cost of investments .......................................................................... $512,044,201
Unrealized appreciation ........................................................................ $95,724,617
Unrealized depreciation ........................................................................ (30,392,401)
Net unrealized appreciation (depreciation) .......................................................... $65,332,216
Distributable earnings:
Undistributed ordinary income ................................................................... $10,357,388

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
7. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 2,734
a
Options written, at value $ 4,836
Variation margin on futures
contracts
506,369
b
Variation margin on futures
contracts
301,427
b
Variation margin on centrally
cleared swap contracts
81,483
c
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
260,027 Unrealized depreciation on OTC
forward exchange contracts
99,123
Credit contracts ............
Variation margin on centrally
cleared swap contracts
31,379
c
Variation margin on centrally
cleared swap contracts
—
Equity contracts ...........
Variation margin on futures
contracts
227,700
b
Variation margin on futures
contracts
—
Total .................... $1,109,692 $405,386
a
Purchased option contracts are included in the net change in unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts were as follows:
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(243,461)
a
Investments $7,060
a
Written options 373,130 Written options 6,012
Futures contracts (2,376,914) Futures contracts 418,861
Swap contracts 44,408 Swap contracts (154,214)
Foreign exchange contracts .....
Forward exchange contracts (534,929) Forward exchange contracts 10,624
Credit contracts ...............
Swap contracts 224,885 Swap contracts (58,782)
Equity Contracts ..............
Futures contracts 366,874 Futures contracts (296,238)
Total ....................... $(2,146,007) $(66,677)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statements of Operations.
Franklin
Allocation VIP
Fund
Futures contracts ......................... $78,463,807
Swap c ontracts ........................... 12,110,923
Forward exchange contracts ................. 13,655,509
Options ................................. 7,165,385
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,405,873 $ 2,488,738 $ — $ 7,894,611
Air Freight & Logistics ................... 3,024,286 1,191,182 — 4,215,468
Automobile Components ................. 350,805 2,535,043 — 2,885,848
Automobiles .......................... 2,583,724 2,291,778 — 4,875,502
Banks ............................... 8,081,501 8,074,842 — 16,156,343
Beverages ........................... 4,245,490 546,013 — 4,791,503
Biotechnology ......................... 6,150,834 1,821,722 — 7,972,556
Broadline Retail ....................... 8,947,123 1,198,952 — 10,146,075
Building Products ...................... 1,293,009 737,530 — 2,030,539
Capital Markets ........................ 7,175,279 3,544,155 — 10,719,434
Chemicals ........................... 6,855,125 3,592,386 — 10,447,511
Commercial Services & Supplies ........... 1,085,644 561,115 — 1,646,759
Communications Equipment .............. 2,915,293 91,930 — 3,007,223
Construction & Engineering ............... 187,639 332,435 — 520,074
Construction Materials .................. 1,545,623 1,026,079 — 2,571,702
Consumer Finance ..................... 2,571,954 — — 2,571,954
Consumer Staples Distribution & Retail ...... 2,931,015 1,067,240 — 3,998,255
Containers & Packaging ................. 155,742 2,070,203 — 2,225,945
Diversified Consumer Services ............ 137,322 52,332 — 189,654
Diversified REITs ...................... — 125,002 — 125,002
Diversified Telecommunication Services ..... 388,800 486,142 — 874,942
Electric Utilities ........................ 2,670,271 1,211,657 — 3,881,928
Electrical Equipment .................... 2,209,037 630,206 — 2,839,243
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 3,087,790 $ 295,216 $ — $ 3,383,006
Energy Equipment & Services ............. 82,393 888,521 — 970,914
Entertainment ......................... 2,966,906 1,201,046 — 4,167,952
Financial Services ...................... 11,336,847 1,192,115 — 12,528,962
Food Products ........................ 520,822 1,170,222 — 1,691,044
Gas Utilities .......................... 84,607 231,722 — 316,329
Ground Transportation .................. 3,662,067 — — 3,662,067
Health Care Equipment & Supplies ......... 6,661,404 3,875,250 — 10,536,654
Health Care Providers & Services .......... 9,217,105 126,425 — 9,343,530
Health Care REITs ..................... 74,626 — — 74,626
Health Care Technology ................. 204,456 33,011 — 237,467
Hotels, Restaurants & Leisure ............. 2,651,286 1,714,683 — 4,365,969
Household Durables .................... 1,699,169 2,174,937 — 3,874,106
Household Products .................... 225,161 — — 225,161
Independent Power and Renewable Electricity
Producers .......................... 256,466 60,586 — 317,052
Industrial Conglomerates ................ 1,085,493 841,108 — 1,926,601
Industrial REITs ....................... 305,691 219,409 — 525,100
Insurance ............................ 5,421,174 2,728,544 — 8,149,718
Interactive Media & Services .............. 10,723,571 203,315 — 10,926,886
IT Services ........................... 2,909,632 248,324 — 3,157,956
Leisure Products ....................... 95,433 78,007 — 173,440
Life Sciences Tools & Services ............ 5,586,450 2,094,585 — 7,681,035
Machinery ............................ 5,165,397 2,531,243 — 7,696,640
Marine Transportation ................... — 145,680 — 145,680
Media ............................... 4,007,607 307,733 — 4,315,340
Metals & Mining ....................... 2,241,475 2,041,468 — 4,282,943
Multi-Utilities .......................... 4,908,710 236,041 — 5,144,751
Oil, Gas & Consumable Fuels ............. 8,342,069 5,090,029 — 13,432,098
Paper & Forest Products ................. — 109,282 — 109,282
Passenger Airlines ..................... — 40,251 — 40,251
Personal Care Products ................. 1,627,903 1,021,627 — 2,649,530
Pharmaceuticals ....................... 6,544,260 6,013,050 — 12,557,310
Professional Services ................... 1,158,813 2,339,027 — 3,497,840
Real Estate Management & Development .... — 484,986 — 484,986
Residential REITs ...................... 183,530 — — 183,530
Retail REITs .......................... 1,034,681 116,426 — 1,151,107
Semiconductors & Semiconductor Equipment . 21,570,672 5,466,410 — 27,037,082
Software ............................. 31,926,854 867,969 — 32,794,823
Specialized REITs ...................... 2,142,908 — — 2,142,908
Specialty Retail ........................ 2,741,107 462,846 — 3,203,953
Technology Hardware, Storage & Peripherals . 9,640,431 2,240,736 — 11,881,167
Textiles, Apparel & Luxury Goods .......... 1,536,031 1,403,922 — 2,939,953
Tobacco ............................. 76,807 902,188 — 978,995
Trading Companies & Distributors .......... 1,642,327 1,683,324 — 3,325,651
Transportation Infrastructure .............. — 79,513 — 79,513
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Water Utilities ......................... $ 213,692 $ — $ — $ 213,692
Management Investment Companies ......... 10,807,906 — — 10,807,906
Preferred Stocks ......................... — 635,823 — 635,823
Rights ................................. — — —
a
—
Limited Partnerships ...................... 1,810,877 — — 1,810,877
Corporate Bonds ........................ — 63,308,001 — 63,308,001
Foreign Government and Agency Securities .... — 6,236,397 — 6,236,397
U.S. Government and Agency Securities ....... — 101,214,862 — 101,214,862
Asset-Backed Securities ................... — 4,278,738 — 4,278,738
Commercial Mortgage-Backed Securities ...... — 3,651,320 — 3,651,320
Mortgage-Backed Securities ................ — 30,850,176 — 30,850,176
Municipal Bonds ......................... — 1,106,010 — 1,106,010
Residential Mortgage-Backed Securities ....... — 1,310,604 — 1,310,604
Options purchased ....................... 2,734 — — 2,734
Short Term Investments ................... 16,243,564 88,276 — 16,331,840
Total Investments in Securities ........... $275,340,293 $301,317,666
b
$— $576,657,959
Other Financial Instruments:
Forward exchange contracts ............... $— $260,027 $— $260,027
Futures contracts ........................ 734,069 — — 734,069
Swap contracts ......................... — 112,862 — 112,862
Total Other Financial Instruments ......... $734,069 $372,889 $— $1,106,958
Liabilities:
Other Financial Instruments:
Options written .......................... $ 4,836 $ — $ — $ 4,836
Forward exchange contracts ................ — 99,123 — 99,123
Futures contracts ........................ 301,427 — — 301,427
Total Other Financial Instruments ......... $306,263 $99,123 $— $405,386
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $89,273,282, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Franklin Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
GBP
British Pound
HKD
Hong Kong Dollar
MXN
Mexican Peso
NZD
New Zealand Dollar
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
NYRS
New York Registry Shares
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
TIPS
Treasury Inflation Protected Securities
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.38%

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
70
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To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Allocation VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $9,249,930
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,804,876
Interest Earned from Federal Obligations Note (1) $3,184,314

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
75
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
76
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

783 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Allocation VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Strategic
Income VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 36
Notes to Financial Statements 40
Report of Independent Registered
Public Accounting Firm 55
Tax Information 56
Board Members and Officers 57
Shareholder Information 61

2
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Annual Report
Franklin Strategic Income VIP Fund
This annual report for Franklin Strategic Income VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What was the Fund’s investment strategy?
A. The Fund seeks a high level of current income, with
capital appreciation over the long term as a secondary
goal. We allocate our investments among the various types
of debt available based on our assessment of changing
economic, global market, industry and issuer conditions.
We use a top-down analysis of macroeconomic trends,
combined with a bottom-up fundamental analysis of market
sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example,
we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or
rating. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Fixed income markets experienced a high-volatility
environment as yields changed rapidly in response to a
developing macroeconomic landscape and changing global
monetary policies. Geopolitical risk remained an overhang
to the market throughout the year as the war in Ukraine
continued and a new conflict in the Middle East emerged,
putting temporary pressure on global energy prices. Inflation increased through the summer months before the Consumer
Price Index (CPI) moderated towards the end of the year.
By November, the 12-month change dropped to 3.1%. The
U.S. Federal Reserve (Fed) came into the year pursuing
their monetary policy tightening policies by increasing the
Fed funds rate by an additional 100 basis points (bps) before pausing at the September and subsequent meetings. As part
of the Fed’s Summary of Economic Projections released at
their December meeting, participants’ median projection for
the Fed funds rate penciled in a total of three potential rate cuts in 2024. Ten-year U.S. Treasury (UST) yields traded
in a wide range, peaking at 5.0% in October before falling,
ending the year at 3.88%.
Q. How did we respond to these changing market
conditions?
A. With rapidly changing yields in the market throughout
the year, we were conscious of our duration positioning,
preferring to take duration risk on the shorter end of the yield curve. Cyclically high short-term rates allowed us to take
advantage of the high levels of income and carry provided
each month. We also focused on taking select exposure to
various fixed income spread sectors, especially investment-
grade (IG) corporate bonds, to boost returns for the Fund.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. For comparison, the
Fund’s benchmark, the Bloomberg U.S. Aggregate Index,
posted a +5.53% total return for the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Portfolio Composition
12/31/23
% of Total Net
Assets
Corporate Bonds 53.6%
U.S. Government and Agency Securities 20.6%
Mortgage-Backed Securities 9.6%
Asset-Backed Securities
*
4.4%
Management Investment Companies 3.1%
Residential Mortgage-Backed Securities 2.8%
Foreign Government and Agency Securities 2.0%
Marketplace Loans 1.3%
Other
†
1.2%
Short-Term Investments & Other Net Assets 1.4%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar. Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Strategic Income VIP Fund
3
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Annual Report
Q. What were the leading contributors to performance?
A. Duration positioning across the yield curve was a strong
contributor to absolute returns for the year. The Fund
benefitted from strong interest rate carry from our credit
spread products. Spread sectors also lifted performance
for the year, led by our exposures to high-yield (HY) and IG corporate bonds. We also saw accretive returns from our
holdings of senior secured bank loans, collateralized loan
obligations, residential mortgage-backed securities, and
emerging market bonds.
Q. What were the leading detractors from performance?
A. Holding of our consumer marketplace loans weighed on
yearly results.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Over the course of the year, we adjusted our duration
exposure and sector allocations to take advantage of
opportunities arising from high levels of volatility across the fixed income universe.
Thank you for your participation in Franklin Strategic Income
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Franklin Strategic Income VIP Fund
4
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +8.37% +8.18% +7.99%
5-Year +2.23% +1.96% +1.85%
10-Year +2.02% +1.77% +1.67%

Franklin Strategic Income VIP Fund
Performance Summary
5
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the
Bloomberg U.S. Aggregate Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

Franklin Strategic Income VIP Fund
Performance Summary
6
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Strategic Income VIP Fund
7
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,049.20 $4.31 $1,021.00 $4.25 0.84%
2 $1,000 $1,047.70 $5.60 $1,019.73 $5.53 1.09%
4 $1,000 $1,046.10 $6.11 $1,019.23 $6.03 1.19%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2023 2022 2021* 2020
a
2019
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.09 $10.64 $10.76 $10.93 $10.65
Income from investment operations
b
:
Net investment income
c
......................... 0.43 0.37 0.33 0.36 0.45
Net realized and unrealized gains (losses) ........... 0.31 (1.49) (0.08) 0.01 0.43
Total from investment operations .................... 0.74 (1.12) 0.25 0.37 0.88
Less distributions from:
Net investment income and net foreign currency gains .. (0.44) (0.43) (0.37) (0.54) (0.60)
Net asset value, end of year ....................... $9.39 $9.09 $10.64 $10.76 $10.93
Total return
d
................................... 8.37% (10.46)% 2.28% 3.75% 8.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.77% 0.78% 0.75% 0.71%
Expenses net of waiver and payments by affiliates
e
...... 0.79% 0.70% 0.74% 0.73% 0.68%
Net investment income ........................... 4.67% 3.84% 3.11% 3.46% 4.09%
Supplemental data
Net assets, end of year (000’s) ..................... $182,461 $189,767 $248,352 $261,409 $285,437
Portfolio turnover rate ............................ 59.05% 63.64% 58.28%
f
114.19% 114.89%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 58.37% 63.64% 43.00%
f
73.45% 72.45%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021* 2020
a
2019
a
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.73 $10.23 $10.36 $10.55 $10.28
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.33 0.29 0.33 0.40
Net realized and unrealized gains (losses) ........... 0.31 (1.43) (0.07) —
d
0.42
Total from investment operations .................... 0.70 (1.10) 0.22 0.33 0.82
Less distributions from:
Net investment income and net foreign currency gains .. (0.42) (0.40) (0.35) (0.52) (0.55)
Net asset value, end of year ....................... $9.01 $8.73 $10.23 $10.36 $10.55
Total return
e
................................... 8.18% (10.75)% 2.11% 3.43% 8.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.02% 1.03% 1.01% 0.96%
Expenses net of waiver and payments by affiliates
f
...... 1.04% 0.95% 0.99% 0.99% 0.93%
Net investment income ........................... 4.42% 3.59% 2.86% 3.23% 3.84%
Supplemental data
Net assets, end of year (000’s) ..................... $73,436 $73,617 $89,733 $100,758 $94,928
Portfolio turnover rate ............................ 59.05% 63.64% 58.28%
g
114.19% 114.89%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 58.37% 63.64% 43.00%
g
73.45% 72.45%
g
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021* 2020
a
2019
a
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.01 $10.54 $10.66 $10.83 $10.56
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.33 0.29 0.32 0.41
Net realized and unrealized gains (losses) ........... 0.31 (1.47) (0.07) 0.01 0.42
Total from investment operations .................... 0.70 (1.14) 0.22 0.33 0.83
Less distributions from:
Net investment income and net foreign currency gains .. (0.40) (0.39) (0.34) (0.50) (0.56)
Net asset value, end of year ....................... $9.31 $9.01 $10.54 $10.66 $10.83
Total return
d
................................... 7.99% (10.84)% 2.06% 3.34% 7.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.12% 1.13% 1.10% 1.06%
Expenses net of waiver and payments by affiliates
e
...... 1.14% 1.05% 1.09% 1.09% 1.03%
Net investment income ........................... 4.31% 3.48% 2.76% 3.12% 3.74%
Supplemental data
Net assets, end of year (000’s) ..................... $36,147 $37,419 $50,381 $51,709 $54,485
Portfolio turnover rate ............................ 59.05% 63.64% 58.28%
f
114.19% 114.89%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 58.37% 63.64% 43.00%
f
73.45% 72.45%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.7%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.7%
b
Amplify Energy Corp. .................................. United States 431 2,556
Birch Permian Holdings, Inc. ............................. United States 4,478 46,645
b
Quarternorth Energy Holding, Inc. ......................... United States 14,515 1,964,366
2,013,567
Total Common Stocks (Cost $2,385,867) .......................................
2,013,567
Management Investment Companies 3.1%
Capital Markets 3.1%
d
Franklin Floating Rate Income Fund ....................... United States 1,189,603 9,243,211
Total Management Investment Companies (Cost $10,115,671) ....................
9,243,211
Principal
Amount
*
Corporate Bonds 53.6%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 650,492
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 713,003
e
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 900,000 899,358
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 400,000 409,733
2,672,586
Air Freight & Logistics 0.3%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 292,338
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 542,437
834,775
Automobile Components 1.0%
e
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 300,000 317,908
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 200,000 206,853
e
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 798,077
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 265,383
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 541,691
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 756,853
2,886,765
Automobiles 0.3%
e
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 800,000 780,568
Banks 6.3%
e,f
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 250,000 255,625
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 249,264

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 800,000 $ 762,934
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 1,000,000 977,879
e
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 400,000 389,908
Senior Note, 144A, 2.219% to 6/08/25, FRN thereafter, 6/09/26 . France 500,000 477,561
e
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 726,682
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,612,841
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 688,570
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 248,703
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 888,128
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 549,841
JPMorgan Chase & Co. ,
f,g
R, Junior Sub. Bond, FRN, 8.939%, (3-month SOFR + 3.562%),
Perpetual ......................................... United States 213,000 215,396
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,170,995
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 865,089
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 484,987
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 900,000 896,813
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 500,000 514,711
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ............
Canada 900,000 918,069
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 727,806
e
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 800,000 660,813
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 700,000 637,614
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 1,000,536
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 807,169
e
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 422,959
Wells Fargo & Co. ,
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 500,000 494,972
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .... United States 800,000 843,633
18,489,498
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 761,324
e
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 922,548
1,683,872
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 654,679
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 400,000 380,732
Senior Bond, 5.25%, 3/02/33 ........................... United States 700,000 717,917
1,753,328

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.0%
a,e,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,360 $ —
a,e,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 564,697 —
—
Building Products 0.8%
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 300,000 304,897
e
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 500,625
e
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 900,000 920,358
e
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 481,690
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 172,352
2,379,922
Capital Markets 2.2%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 811,681
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.383% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 370,000 304,118
Senior Note, 5.7%, 11/01/24 ........................... United States 500,000 501,493
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 295,340
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 915,133
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 600,000 560,183
Morgan Stanley , Senior Bond , 3.591% , 7/22/28 ...............
United States 809,000 772,780
e
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 1,004,396
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 400,000 394,946
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 300,000 303,588
e
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 700,000 704,134
6,567,792
Chemicals 1.7%
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 527,702
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 450,000 461,664
e
Consolidated Energy Finance SA ,
Senior Note, 144A, 5%, 10/15/28 ....................... Switzerland 600,000 EUR 541,031
Senior Note, 144A, 5.625%, 10/15/28 .................... Switzerland 400,000 339,184
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 737,293
e
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 855,176
e,h
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 315,000 229,750
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 100,000 100,989
e
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 789,698
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 181,118
e
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 86,810
4,850,415
Commercial Services & Supplies 0.8%
e
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 373,415
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 927,820

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
e
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 $ 908,235
2,209,470
Communications Equipment 0.0%
†
e
CommScope, Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 100,000 67,235
Construction & Engineering 0.3%
e
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 800,000 745,960
Construction Materials 0.3%
e
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 700,000 745,840
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 429,647
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 600,000 634,848
e
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 300,000 299,468
1,363,963
Consumer Staples Distribution & Retail 0.5%
e
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 1,100,000 1,000,067
Sysco Corp. , Senior Bond , 6% , 1/17/34 .....................
United States 250,000 270,779
e
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 300,000 309,183
1,580,029
Containers & Packaging 1.5%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 300,000 233,412
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 500,000 456,672
e
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 500,000 468,127
e
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 75,100
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 200,000 203,028
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 467,948
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 561,375
e
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 124,123
Senior Note, 144A, 6.125%, 2/01/28 ..................... United States 800,000 807,410
e
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 700,000 687,508
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 344,883
4,429,586
Distributors 0.2%
e
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 300,000 320,208
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 200,000 206,164
526,372
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 717,328

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.5%
e
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 $ 334,583
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 800,000 674,767
Senior Bond, 3.25%, 9/13/49 ........................... United States 700,000 506,595
1,515,945
Diversified Telecommunication Services 1.2%
e
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 164,873
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 574,053
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 700,000 600,453
e
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 299,628
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 597,488
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 132,457
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 1,000,000 832,073
e
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 356,644
3,557,669
Electric Utilities 2.1%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 600,000 523,492
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 100,000 103,099
e
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 781,495
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,241,071
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 370,000 373,526
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 400,000 353,147
Senior Note, 5.5%, 3/15/29 ............................ United States 700,000 728,933
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 94,004
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 1,028,080
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 468,554
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 500,000 515,924
6,211,325
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 195,787
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 844,960
1,040,747
Electronic Equipment, Instruments & Components 0.6%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 823,941
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 785,874
1,609,815
Energy Equipment & Services 0.1%
e
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 388,681
Entertainment 0.2%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 7% ,
5/01/29 ........................................... France 300,000 EUR 350,290

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Warnermedia Holdings, Inc. , WI , Senior Note , 4.054% , 3/15/29 ...
United States 300,000 $ 284,787
635,077
Financial Services 0.7%
e
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 500,000 521,388
e
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 670,607
e
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 743,940
1,935,935
Food Products 0.9%
e
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 160,961
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 900,000 901,269
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 149,787
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 300,000 302,263
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 2.5%, 1/15/27 ............................ United States 500,000 460,442
Senior Note, 3%, 2/02/29 ............................. United States 200,000 176,095
Senior Note, 3.625%, 1/15/32 .......................... United States 400,000 343,289
2,494,106
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 208,608
Ground Transportation 0.8%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 481,556
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 1,000,000 868,155
e
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 462,797
e
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 400,000 413,083
2,225,591
Health Care Equipment & Supplies 0.6%
e
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 300,000 316,857
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ........
United States 500,000 447,881
e
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 500,000 534,723
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 500,000 504,594
1,804,055
Health Care Providers & Services 2.4%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 289,294
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 89,136
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 191,996
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 539,091
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 166,179
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 100,000 64,642
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 651,310
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 400,000 330,596
Senior Bond, 5.3%, 6/01/33 ............................ United States 500,000 513,321
Senior Bond, 2.7%, 8/21/40 ............................ United States 600,000 428,118
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 699,100

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 $ 118,540
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 1,300,000 1,178,833
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 600,000 488,158
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 174,422
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ...
United States 1,000,000 1,012,337
6,935,073
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 400,000 327,097
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 187,976
515,073
Health Care Technology 0.3%
e
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 800,000 821,086
Hotel & Resort REITs 0.1%
e
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 368,652
Hotels, Restaurants & Leisure 1.3%
e
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 600,000 613,500
e
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 400,000 367,555
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 454,478
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 738,126
e
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 800,000 708,482
e
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 188,718
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 800,000 673,187
3,744,046
Household Durables 0.2%
e
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 500,000 532,188
Household Products 0.3%
e
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 442,428
e
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 364,454
806,882
Independent Power and Renewable Electricity Producers 1.3%
e
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 900,000 844,278
e
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 550,816
e
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 500,000 440,988
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 200,000 214,194
e
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 872,301
e
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 800,000 850,622
3,773,199
Insurance 1.4%
e
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 300,000 302,295
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 600,000 614,193
Senior Secured Note, 144A, 7%, 1/15/31 .................. United States 100,000 105,549
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 764,665

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
e
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 200,000 $ 206,361
e
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 1,100,000 1,112,269
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 300,000 292,454
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 600,000 603,020
4,000,806
Interactive Media & Services 0.5%
Meta Platforms, Inc. , Senior Note , 4.8% , 5/15/30 ..............
United States 700,000 717,208
e
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 900,000 767,410
1,484,618
IT Services 1.4%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 791,217
e
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 664,267
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 400,000 361,469
e
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,018,090
e
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,177,361
4,012,404
Life Sciences Tools & Services 0.2%
e
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 600,000 616,933
Machinery 0.5%
e
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 368,172
e
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 600,000 627,898
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 396,741
1,392,811
Media 2.0%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,097,430
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 345,262
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 200,000 191,051
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 .................
United States 600,000 607,752
e
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 292,271
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 700,000 658,278
e
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 400,000 319,790
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ....................
United States 1,200,000 1,299,689
e
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................... United States 200,000 210,153
e
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 1,000,000 925,483
5,947,159
Metals & Mining 0.9%
e
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 636,154
e
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 700,000 706,993
e
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 300,000 282,616

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
e
Novelis Corp., (continued)
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 300,000 $ 282,619
e
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 850,000 857,512
2,765,894
Mortgage Real Estate Investment Trusts (REITs) 0.3%
e
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 993,355
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,111,097
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 600,000 605,708
1,716,805
Oil, Gas & Consumable Fuels 5.7%
e
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 770,427
e
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 598,000 614,165
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 396,949
e
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 900,000 926,235
e
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 300,000 313,558
Senior Note, 144A, 8.625%, 11/01/30 .................... United States 100,000 106,157
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 400,000 426,319
e
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 800,000 780,920
e
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 451,644
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 901,412
Energy Transfer LP ,
Senior Bond, 3.75%, 5/15/30 ........................... United States 200,000 185,819
e
Senior Note, 144A, 6%, 2/01/29 ........................ United States 400,000 403,855
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,077,620
e
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 98,962
e
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 103,102
e
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 339,776 295,565
e
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 500,000 483,820
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 192,679
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 193,363
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 785,898
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,295,241
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,564,318
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 501,413
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,116,031
e
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 1,000,000 1,124,255
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 264,686
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 272,535
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 700,000 700,691

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 400,000 $ 414,452
16,762,091
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 614,572
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 332,269
946,841
Passenger Airlines 0.5%
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 585,544
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 736,000 725,104
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 97,519
1,408,167
Personal Care Products 1.3%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 700,000 725,049
e
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ......... United States 800,000 763,708
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 1,000,000 1,005,005
Kenvue, Inc. , WI , Senior Note , 5.05% , 3/22/28 ...............
United States 900,000 922,585
e
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 437,635
3,853,982
Pharmaceuticals 1.1%
e
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 845,637
e
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 256,928
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 644,974
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 345,000 345,902
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 376,055
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 860,509
3,330,005
Real Estate Management & Development 0.1%
e
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 400,068
Residential REITs 0.1%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 431,776
Software 0.2%
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 731,669
Specialized REITs 0.3%
e
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 900,000 925,653
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 193,283
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 172,153

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.6%
e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 800,000 $ 784,677
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 1,000,000 1,067,263
1,851,940
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,095,160
e
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 294,851
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 800,000 820,964
2,210,975
Trading Companies & Distributors 0.7%
e
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 1,001,022
e
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 300,000 296,452
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 700,000 719,978
2,017,452
Transportation Infrastructure 0.0%
†
e
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 173,333 115,392
Wireless Telecommunication Services 0.6%
e
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 300,000 144,361
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 30,427 1,603
Zero Cpn., 11/17/33 ................................. Bermuda 15,741 4,589
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 361,624
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,233,130
1,745,307
Total Corporate Bonds (Cost $165,581,913) .....................................
156,436,596
i
Marketplace Loans 1.3%
a
Financial Services 1.3%
a a a a a a
Total Marketplace Loans (Cost $4,052,515) .....................................
3,684,351
Foreign Government and Agency Securities 2.0%
e
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
j
1,400,000 1,255,114
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
1,200,000 1,120,350
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,315,000,000 COP 1,303,124
e
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 836,294
e
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 200,000 207,087
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 303,087
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ..............
Mexico 300,000 301,555
e
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 494,600
Total Foreign Government and Agency Securities (Cost $7,001,880) ...............
5,821,211
U.S. Government and Agency Securities 20.6%
FFCB , 2.1%, 2/25/36 ...................................
United States 805,000 608,039

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds ,
3%, 2/15/48 ........................................ United States 1,450,000 $ 1,182,147
3.375%, 11/15/48 .................................... United States 500,000 435,859
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 3,000,000 2,987,346
1.75%, 12/31/24 ..................................... United States 2,900,000 2,814,546
4.125%, 1/31/25 ..................................... United States 3,250,000 3,230,386
1.5%, 2/15/25 ...................................... United States 9,800,000 9,458,914
k
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,498,705
3.875%, 1/15/26 ..................................... United States 3,400,000 3,374,500
4%, 2/15/26 ........................................ United States 11,200,000 11,150,344
3.625%, 5/15/26 ..................................... United States 400,000 395,437
2.25%, 2/15/27 ..................................... United States 1,400,000 1,329,262
2.75%, 7/31/27 ..................................... United States 3,850,000 3,696,226
3.875%, 11/30/27 .................................... United States 4,000,000 3,992,109
2.875%, 5/15/28 ..................................... United States 2,500,000 2,397,900
3.125%, 11/15/28 .................................... United States 2,900,000 2,802,012
2.625%, 2/15/29 ..................................... United States 1,000,000 941,641
3.5%, 1/31/30 ...................................... United States 1,750,000 1,711,958
4.125%, 8/31/30 ..................................... United States 2,600,000 2,633,211
2.875%, 5/15/32 ..................................... United States 1,300,000 1,205,115
2.75%, 8/15/32 ..................................... United States 500,000 458,037
Total U.S. Government and Agency Securities (Cost $60,331,696) .................
60,303,694
Asset-Backed Securities 4.4%
Commercial Services & Supplies 0.1%
e,l
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.605% ,
( 3-month SOFR + 2.212% ), 7/15/31 . ..................... United States 250,000 249,469
Financial Services 4.3%
e,l
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 7.177% ,
( 3-month SOFR + 1.762% ), 10/20/29 . .................... United States 460,000 460,075
e,l
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN ,
7.855% , ( 3-month SOFR + 2.462% ), 10/15/31 . .............. United States 1,213,000 1,213,120
e,l
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 7.105% , ( 3-month
SOFR + 1.712% ), 4/15/34 . ............................. United States 1,500,000 1,480,378
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.711%, 1/15/45 ................ United States 39,962 37,647
2019-52, PT, 144A, FRN, 14.456%, 1/15/45 ................ United States 40,655 38,217
2019-S8, PT, 144A, FRN, 9.691%, 1/15/45 ................. United States 21,228 19,659
2020-2, PT, 144A, FRN, 14.837%, 3/15/45 ................. United States 42,467 39,861
2020-7, PT, 144A, FRN, 15.323%, 4/17/45 ................. United States 26,254 24,329
e,l
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.695% , ( 3-month
SOFR + 1.302% ), 4/15/34 . ............................. United States 2,400,000 2,391,091
e
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,222,044 1,107,230
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 440,938 385,497
e,l
LCM XVII LP , 17A , BRR , 144A, FRN , 7.255% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................... United States 350,000 347,407
e,l
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 7.055% , ( 3-month
SOFR + 1.662% ), 1/15/34 . ............................. United States 1,500,000 1,489,700
e,l
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.758% ,
( 3-month SOFR + 1.362% ), 4/19/31 . ..................... United States 583,012 583,666
e,l
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.46% , ( 3-month SOFR + 2.062% ), 10/24/30 . ............... United States 250,000 250,430
e,l
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.625% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............... United States 474,142 473,920

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 14.089%, 3/15/26 ................ United States 23,325 $ 22,583
2020-PT2, A, 144A, FRN, 12.177%, 4/15/26 ................ United States 27,722 26,379
2020-PT3, A, 144A, FRN, 3.692%, 5/15/26 ................. United States 8,720 7,538
e,l
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.855% , ( 3-month SOFR
+ 2.462% ), 1/15/31 . .................................. United States 1,300,000 1,298,685
e,m
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
16.425% , 2/15/26 . ................................... United States 20,523 19,996
e,l
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 7.49% , ( 3-month SOFR +
2.112% ), 4/25/31 . .................................... United States 780,000 752,819
12,470,227
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . .. United States 60,800 58,939
Total Asset-Backed Securities (Cost $13,027,402) ...............................
12,778,635
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
m
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 70,000 73,423
e,l
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 6.176%, (1-month SOFR + 0.814%),
9/15/36 ........................................... United States 250,000 243,844
2021-VOLT, B, 144A, FRN, 6.426%, (1-month SOFR + 1.064%),
9/15/36 ........................................... United States 400,000 389,964
2022-LP2, A, 144A, FRN, 6.375%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 769,566 756,462
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 186,216 46,927
1,510,620
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,667,984) .................
1,510,620
Mortgage-Backed Securities 9.6%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,104 4,056
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.9%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 63,031 64,166
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 53,063 54,631
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 50,810 52,679
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 3,934 4,075
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 731 755
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 103 106
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 3,710,118 3,033,776
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,568,307 2,430,321
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 5,910,373 5,733,346
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 2,904,047 2,926,773
14,300,628
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 6.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 26,030 26,083
Federal National Mortgage Association (FNMA) Fixed Rate 4.6%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 12,513 12,572
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,770,731 1,589,025
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 554,176 536,857
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,187,363 1,171,628

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 2,825,229 $ 2,869,297
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 35,048 36,508
o
FNMA, Single-family, 30 Year, 5.5%, 1/25/54 ................. United States 5,290,000 5,313,144
o
FNMA, Single-family, 30 Year, 6%, 1/25/54 .................. United States 1,910,000 1,939,545
13,468,576
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 65,893 66,207
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 7,982 8,033
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 684 708
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,451 1,417
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 18,918 19,297
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 28,594 30,205
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 11,458 11,801
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 3,298 3,367
141,035
Total Mortgage-Backed Securities (Cost $28,228,211) ............................
27,940,378
Residential Mortgage-Backed Securities 2.8%
Financial Services 2.8%
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 69,992 68,796
m
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 296,655 281,479
e,m
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 70,106 65,751
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 170,516 159,569
e,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 363,659 352,445
l
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.452%, (30-day SOFR Average + 4.114%),
8/25/24 ........................................... United States 26,802 26,942
2014-DN4, M3, FRN, 10.002%, (30-day SOFR Average + 4.664%),
10/25/24 .......................................... United States 147,452 148,607
2015-DNA1, M3, FRN, 8.752%, (30-day SOFR Average +
3.414%), 10/25/27 ................................... United States 18,888 19,064
2016-DNA2, M3, FRN, 10.102%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 486,554 511,302
l
FNMA Connecticut Avenue Securities ,
2014-C01, M2, FRN, 9.852%, (30-day SOFR Average + 4.514%),
1/25/24 ........................................... United States 135,310 135,692
2014-C02, 2M2, FRN, 8.052%, (30-day SOFR Average + 2.714%),
5/25/24 ........................................... United States 111,151 111,899
2014-C03, 2M2, FRN, 8.352%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 16,304 16,446
2015-C01, 1M2, FRN, 9.752%, (30-day SOFR Average + 4.414%),
2/25/25 ........................................... United States 121,220 124,872
2015-C02, 1M2, FRN, 9.452%, (30-day SOFR Average + 4.114%),
5/25/25 ........................................... United States 361,378 373,306
2015-C03, 1M2, FRN, 10.452%, (30-day SOFR Average +
5.114%), 7/25/25 .................................... United States 521,088 545,642
2016-C01, 1M2, FRN, 12.202%, (30-day SOFR Average +
6.864%), 8/25/28 .................................... United States 73,907 78,984
2017-C04, 2M2, FRN, 8.302%, (30-day SOFR Average + 2.964%),
11/25/29 .......................................... United States 344,490 353,559
e,m
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,231,940 1,078,394

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e,m
J.P. Morgan Mortgage Trust, (continued)
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 394,289 $ 343,382
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 720,064 631,885
e,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 520,278 504,378
e,m
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 257,814 225,191
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 837,173 728,560
e,m
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 142,941 120,562
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,508,497 1,329,773
8,336,480
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $9,286,338) ..................
8,336,480
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 18,833
Total Escrows and Litigation Trusts (Cost $243,000) .............................
18,833
Total Long Term Investments (Cost $301,922,477) ...............................
288,087,576
a
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.4%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 6,941,880 6,941,880
Total Money Market Funds (Cost $6,941,880) ...................................
6,941,880
Total Short Term Investments (Cost $6,941,880 ) .................................
6,941,880
a
Total Investments (Cost $308,864,357) 101.0% ..................................
$295,029,456
Other Assets, less Liabilities (1.0)% ...........................................
(2,985,253)
Net Assets 100.0% ...........................................................
$292,044,203
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $111,926,862, representing 38.3% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Perpetual security with no stated maturity date.
h
Income may be received in additional securities and/or cash.
i
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security is adjusted for inflation. See Note 1(i).
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
At December 31, 2023, the Fund had the following marketplace loans outstanding. See Note 1(g).
Description
Principal
Amount Value
Marketplace Loans - 1.3%
Freedom Financial Asset Management LLC
APP-12232118.FP.FTS.B, 5.99%, 9/23/24 . $ 912 $ 914
APP-10114471.FP.FTS.B, 13.99%, 12/12/24 1,953 1,957
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 7,907 7,970
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 5,161 5,222
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 7,227 7,285
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 6,828 6,882
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 16,920 17,057
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 4,824 4,876
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 16,116 16,230
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 16,236 16,392
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 14,772 14,921
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 9,443 9,726
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 22,959 23,297
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 12,842 13,031
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 11,652 11,848
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 8,510 8,687
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 15,461 15,811
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 10,454 10,807
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 14,138 14,360
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 5,579 5,518
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 14,773 15,003
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 23,761 24,136
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 13,997 14,221
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 20,583 20,927
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 30,919 31,600
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 30,954 31,485
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 16,687 17,161
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 14,450 14,806
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 2,835 2,791
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 23,919 24,335
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 7,304 7,485
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 14,176 14,473
APP-12248562.FP.FTS.B, 16.74%, 2/18/27 36,468 37,355
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 21,511 21,901
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 30,321 30,886
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 15,292 15,650
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 13,802 14,034
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 11,382 11,613
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 11,026 11,172
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 30,373 3,492
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 15,449 15,755
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 37,882 38,516
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 32,035 32,586
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 27,336 27,824
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 23,298 23,865
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 12,357 12,688
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 13,272 13,582
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 5,513 5,521
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 9,989 10,129
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 26,940 27,392
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 30,444 30,943
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 15,161 15,423
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 10,136 10,314
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 29,901 30,435
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 $ 12,874 $ 13,057
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 9,181 922
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 21,913 22,244
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 15,221 15,461
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 8,132 8,263
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 10,193 10,101
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 40,726 40,941
APP-14831064.FP.FTS.B, 11.74%, 8/04/27 31,457 31,915
APP-14837945.FP.FTS.B, 18.49%, 9/10/27 19,997 20,269
APP-14861817.FP.FTS.B, 11.99%, 10/05/27 16,142 16,336
1,051,799
LendingClub Corp. - LCX
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 5,308 5,205
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 9,077 8,880
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 3,301 3,257
165954765.LC.FTS.B, 20.55%, 3/20/25 ... 4,815 4,780
22,122
LendingClub Corp. - LCX PM
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 6,923 6,817
170676409.LC.FTS.B, 17.3%, 10/13/25 ... 5,624 5,541
171176757.LC.FTS.B, 18.24%, 10/27/25 .. 4,860 4,797
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 5,584 5,536
174350163.LC.FTS.B, 18.44%, 2/15/26 ... 7,162 7,025
29,716
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... 1,318 1,311
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 601 607
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 3,249 3,285
1627820.PS.FTS.B, 12.15%, 9/28/24 .... 1,575 1,577
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 6,373 6,376
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 2,700 2,708
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 655 661
1628909.PS.FTS.B, 17.96%, 9/29/24 .... 2,498 2,457
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 2,005 1,965
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 2,383 2,336
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 4,464 4,375
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 3,507 3,450
1653314.PS.FTS.B, 13.2%, 11/09/24 .... 1,044 1,026
1654279.PS.FTS.B, 12.4%, 11/11/24 ..... 3,127 3,063
1686771.PS.FTS.B, 12%, 12/16/24 ...... 2,430 2,386
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 1,086 1,071
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 1,935 1,923
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 3,141 3,135
1681375.PS.FTS.B, 16.02%, 12/20/24 ... 292 290
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 3,415 3,359
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 2,064 2,028
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 834 820
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 2,069 2,034
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 4,042 3,952
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 873 878
1694578.PS.FTS.B, 19.83%, 1/23/25 .... 2,469 87
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 5,937 5,889

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... $ 4,757 $ 4,653
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 3,643 3,574
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 2,298 2,284
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 922 916
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 8,867 8,705
1718530.PS.FTS.B, 24.4%, 2/28/25 ..... 2,043 2,043
1720980.PS.FTS.B, 19.56%, 3/08/25 .... 3,262 3,224
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 2,453 2,381
1752829.PS.FTS.B, 18.09%, 4/11/25 .... 1,023 1,007
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... 5,130 4,998
1759842.PS.FTS.B, 22.9%, 4/15/25 ..... 2,381 2,367
1754544.PS.FTS.B, 16.1%, 4/18/25 ..... 5,095 4,951
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 4,652 4,548
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 12,920 12,625
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 6,218 –
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 4,022 3,925
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 4,716 –
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 11,804 11,510
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 9,273 9,082
1648942.PS.FTS.B, 11.89%, 10/27/26 .... 4,249 4,144
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 3,651 3,784
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 16,142 15,605
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 6,534 6,324
1646507.PS.FTS.B, 16%, 11/02/26 ...... 10,852 10,483
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 9,758 9,460
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 6,557 6,356
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 3,401 3,379
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 4,820 4,787
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 6,795 6,592
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 855 841
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 10,194 5,485
1645643.PS.FTS.B, 18.5%, 11/10/26 .... 7,648 7,651
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 8,295 8,014
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 5,214 5,068
1660294.PS.FTS.B, 15.2%, 11/21/26 .... 8,079 7,837
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 5,349 5,326
1674281.PS.FTS.B, 21%, 12/17/26 ...... 1,955 1,993
1675325.PS.FTS.B, 14%, 12/20/26 ...... 12,985 12,641
1673693.PS.FTS.B, 12.5%, 1/01/27 ..... 10,383 10,080
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 3,392 3,279
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 3,400 3,294
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 7,287 7,067
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 10,236 9,918
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 5,802 5,731
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 9,405 9,122
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 5,990 343
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 5,230 5,350
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 2,750 2,668
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 23,894 23,220
1694423.PS.FTS.B, 15%, 1/24/27 ....... 10,514 10,234
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 4,820 4,682
1709019.PS.FTS.B, 19%, 1/25/27 ....... 8,661 8,640
1691666.PS.FTS.B, 11.88%, 1/29/27 .... 5,632 5,450
1705047.PS.FTS.B, 17.54%, 2/01/27 .... 10,766 10,669
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,384 1,340
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 7,030 6,805
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 12,735 12,338
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 7,210 6,982
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1715326.PS.FTS.B, 16.83%, 2/15/27 .... $ 11,958 $ 11,838
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 13,164 12,774
1708016.PS.FTS.B, 12.62%, 2/24/27 .... 14,162 13,695
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 13,163 12,727
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 5,968 5,942
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 11,687 6,746
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 7,689 7,491
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 3,710 3,562
1743635.PS.FTS.B, 13.1%, 4/13/27 ..... 8,965 8,653
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 23,094 22,296
1648285.PS.FTS.B, 12.62%, 9/26/27 .... 6,667 –
1700734.PS.FTS.B, 16.2%, 12/24/27 .... 20,603 19,682
1716949.PS.FTS.B, 11.77%, 1/17/28 .... 11,622 3,983
548,213
Upgrade, Inc. - Card
992398221.UG.FTS.B, 19.3%, 4/03/24 ... 26 26
992438577.UG.FTS.B, 25.45%, 4/03/24 .. 97 –
992365430.UG.FTS.B, 29.49%, 4/03/24 .. 3 3
992285365.UG.FTS.B, 17.49%, 4/05/24 .. 77 77
992240347.UG.FTS.B, 18.71%, 4/05/24 .. 26 26
992241984.UG.FTS.B, 18.71%, 4/05/24 .. 60 60
992239693.UG.FTS.B, 19.3%, 4/05/24 ... 126 126
992378711.UG.FTS.B, 19.3%, 4/05/24 ... 193 75
992333048.UG.FTS.B, 19.99%, 4/05/24 .. 24 24
992418214.UG.FTS.B, 20.47%, 4/05/24 .. 179 178
992244483.UG.FTS.B, 21.48%, 4/05/24 .. 57 56
992266844.UG.FTS.B, 21.48%, 4/05/24 .. 24 24
992416498.UG.FTS.B, 21.48%, 4/05/24 .. 197 197
992284254.UG.FTS.B, 28.48%, 4/05/24 .. 42 42
992379401.UG.FTS.B, 28.48%, 4/05/24 .. 37 37
992395391.UG.FTS.B, 28.48%, 4/05/24 .. 17 18
992401140.UG.FTS.B, 28.48%, 4/05/24 .. 48 48
992248833.UG.FTS.B, 29.48%, 4/05/24 .. 21 21
992275640.UG.FTS.B, 29.48%, 4/05/24 .. 44 44
992279719.UG.FTS.B, 29.48%, 4/05/24 .. 30 30
992324240.UG.FTS.B, 29.48%, 4/05/24 .. 35 35
992246075.UG.FTS.B, 29.49%, 4/05/24 .. 57 4
992271382.UG.FTS.B, 29.49%, 4/05/24 .. 77 5
992277911.UG.FTS.B, 29.49%, 4/05/24 .. 21 21
992283053.UG.FTS.B, 29.49%, 4/05/24 .. 18 18
992289947.UG.FTS.B, 29.49%, 4/05/24 .. 33 33
992302092.UG.FTS.B, 29.49%, 4/05/24 .. 30 30
992307882.UG.FTS.B, 29.49%, 4/05/24 .. 34 14
992328853.UG.FTS.B, 29.49%, 4/05/24 .. 18 18
992350277.UG.FTS.B, 29.49%, 4/05/24 .. 51 52
992412416.UG.FTS.B, 29.49%, 4/05/24 .. 73 73
992428512.UG.FTS.B, 29.49%, 4/05/24 .. 23 22
992455893.UG.FTS.B, 29.49%, 4/05/24 .. 31 31
992324210.UG.FTS.B, 29.49%, 6/03/24 .. 21 21
992267982.UG.FTS.B, 29.49%, 7/03/24 .. 120 108
992366150.UG.FTS.B, 29.49%, 7/03/24 .. 91 92
992435585.UG.FTS.B, 29.49%, 10/03/24 . 270 81
992264434.UG.FTS.B, 29.49%, 4/02/25 .. 26 25
992271010.UG.FTS.B, 17.97%, 4/03/25 .. 39 39
992318841.UG.FTS.B, 19.99%, 4/03/25 .. 608 611
992460958.UG.FTS.B, 20.46%, 4/03/25 .. 192 195
992260350.UG.FTS.B, 28.98%, 4/03/25 .. 47 47

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992307437.UG.FTS.B, 28.98%, 4/03/25 .. $ 212 $ 213
992236828.UG.FTS.B, 29.49%, 4/03/25 .. 43 44
992283646.UG.FTS.B, 29.49%, 4/03/25 .. 158 125
992296038.UG.FTS.B, 29.49%, 4/03/25 .. 252 260
992297505.UG.FTS.B, 29.49%, 4/03/25 .. 4 4
992323515.UG.FTS.B, 29.49%, 4/03/25 .. 46 47
992336856.UG.FTS.B, 29.49%, 4/03/25 .. 20 20
992345330.UG.FTS.B, 29.49%, 4/03/25 .. 264 271
992423485.UG.FTS.B, 29.49%, 4/03/25 .. 30 30
992457494.UG.FTS.B, 17.99%, 4/04/25 .. 323 323
992408749.UG.FTS.B, 28.98%, 4/04/25 .. 250 32
992245824.UG.FTS.B, 16.99%, 4/05/25 .. 114 115
992282393.UG.FTS.B, 16.99%, 4/05/25 .. 1,020 1,041
992294096.UG.FTS.B, 17.99%, 4/05/25 .. 153 –
992300496.UG.FTS.B, 17.99%, 4/05/25 .. 51 52
992239267.UG.FTS.B, 19.21%, 4/05/25 .. 1,040 1,062
992346705.UG.FTS.B, 19.21%, 4/05/25 .. 249 249
992442455.UG.FTS.B, 19.21%, 4/05/25 .. 1,240 1,258
992307969.UG.FTS.B, 19.8%, 4/05/25 ... 52 53
992349565.UG.FTS.B, 19.8%, 4/05/25 ... 264 265
992350427.UG.FTS.B, 19.8%, 4/05/25 ... 519 530
992383581.UG.FTS.B, 19.8%, 4/05/25 ... 137 140
992254243.UG.FTS.B, 19.99%, 4/05/25 .. 187 191
992270154.UG.FTS.B, 19.99%, 4/05/25 .. 302 313
992336548.UG.FTS.B, 19.99%, 4/05/25 .. 819 841
992357555.UG.FTS.B, 19.99%, 4/05/25 .. 101 105
992379889.UG.FTS.B, 19.99%, 4/05/25 .. 649 653
992453559.UG.FTS.B, 20.46%, 4/05/25 .. 10 10
992241765.UG.FTS.B, 20.97%, 4/05/25 .. 265 270
992386629.UG.FTS.B, 20.97%, 4/05/25 .. 2,089 2,134
992251309.UG.FTS.B, 21.46%, 4/05/25 .. 259 265
992238211.UG.FTS.B, 21.98%, 4/05/25 .. 422 430
992263295.UG.FTS.B, 21.98%, 4/05/25 .. 81 81
992262511.UG.FTS.B, 22.97%, 4/05/25 .. 457 467
992330039.UG.FTS.B, 22.97%, 4/05/25 .. 561 65
992438360.UG.FTS.B, 27.99%, 4/05/25 .. 102 105
992240832.UG.FTS.B, 28.98%, 4/05/25 .. 45 6
992246882.UG.FTS.B, 28.98%, 4/05/25 .. 620 78
992248396.UG.FTS.B, 28.98%, 4/05/25 .. 558 581
992253878.UG.FTS.B, 28.98%, 4/05/25 .. 404 405
992262040.UG.FTS.B, 28.98%, 4/05/25 .. 115 120
992266496.UG.FTS.B, 28.98%, 4/05/25 .. 80 81
992267371.UG.FTS.B, 28.98%, 4/05/25 .. 684 712
992269403.UG.FTS.B, 28.98%, 4/05/25 .. – –
992270480.UG.FTS.B, 28.98%, 4/05/25 .. 151 158
992283631.UG.FTS.B, 28.98%, 4/05/25 .. 484 489
992283659.UG.FTS.B, 28.98%, 4/05/25 .. 140 145
992284082.UG.FTS.B, 28.98%, 4/05/25 .. 172 12
992284271.UG.FTS.B, 28.98%, 4/05/25 .. 1,112 1,151
992286835.UG.FTS.B, 28.98%, 4/05/25 .. 67 70
992293208.UG.FTS.B, 28.98%, 4/05/25 .. 177 182
992300547.UG.FTS.B, 28.98%, 4/05/25 .. 76 79
992308269.UG.FTS.B, 28.98%, 4/05/25 .. 75 79
992310426.UG.FTS.B, 28.98%, 4/05/25 .. 70 70
992322709.UG.FTS.B, 28.98%, 4/05/25 .. 111 115
992324031.UG.FTS.B, 28.98%, 4/05/25 .. 431 448
992336115.UG.FTS.B, 28.98%, 4/05/25 .. 193 201
992348005.UG.FTS.B, 28.98%, 4/05/25 .. 277 288
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992353271.UG.FTS.B, 28.98%, 4/05/25 .. $ 394 $ 409
992378373.UG.FTS.B, 28.98%, 4/05/25 .. 310 315
992406035.UG.FTS.B, 28.98%, 4/05/25 .. 610 42
992415454.UG.FTS.B, 28.98%, 4/05/25 .. 604 624
992435220.UG.FTS.B, 28.98%, 4/05/25 .. 100 102
992452469.UG.FTS.B, 28.98%, 4/05/25 .. 162 167
992304458.UG.FTS.B, 29.46%, 4/05/25 .. 60 62
992239318.UG.FTS.B, 29.49%, 4/05/25 .. 67 70
992243923.UG.FTS.B, 29.49%, 4/05/25 .. 2,309 161
992254667.UG.FTS.B, 29.49%, 4/05/25 .. 195 197
992256558.UG.FTS.B, 29.49%, 4/05/25 .. 75 79
992256966.UG.FTS.B, 29.49%, 4/05/25 .. 409 411
992259460.UG.FTS.B, 29.49%, 4/05/25 .. 47 48
992267222.UG.FTS.B, 29.49%, 4/05/25 .. 183 193
992268106.UG.FTS.B, 29.49%, 4/05/25 .. 72 75
992271134.UG.FTS.B, 29.49%, 4/05/25 .. 77 81
992275086.UG.FTS.B, 29.49%, 4/05/25 .. 295 308
992280377.UG.FTS.B, 29.49%, 4/05/25 .. 187 13
992284321.UG.FTS.B, 29.49%, 4/05/25 .. 90 90
992284964.UG.FTS.B, 29.49%, 4/05/25 .. 43 6
992285081.UG.FTS.B, 29.49%, 4/05/25 .. 8 8
992288356.UG.FTS.B, 29.49%, 4/05/25 .. 298 311
992288429.UG.FTS.B, 29.49%, 4/05/25 .. 88 92
992289258.UG.FTS.B, 29.49%, 4/05/25 .. 118 118
992298611.UG.FTS.B, 29.49%, 4/05/25 .. 212 29
992302260.UG.FTS.B, 29.49%, 4/05/25 .. 106 109
992306296.UG.FTS.B, 29.49%, 4/05/25 .. 27 28
992318568.UG.FTS.B, 29.49%, 4/05/25 .. 68 71
992321979.UG.FTS.B, 29.49%, 4/05/25 .. – –
992328907.UG.FTS.B, 29.49%, 4/05/25 .. 112 118
992330144.UG.FTS.B, 29.49%, 4/05/25 .. 9 9
992332355.UG.FTS.B, 29.49%, 4/05/25 .. 117 123
992333762.UG.FTS.B, 29.49%, 4/05/25 .. 363 375
992340414.UG.FTS.B, 29.49%, 4/05/25 .. 110 115
992359163.UG.FTS.B, 29.49%, 4/05/25 .. 80 82
992379445.UG.FTS.B, 29.49%, 4/05/25 .. 140 145
992428186.UG.FTS.B, 29.49%, 4/05/25 .. 1,714 1,779
992444794.UG.FTS.B, 29.49%, 4/05/25 .. 3,300 3,409
992444865.UG.FTS.B, 29.49%, 4/05/25 .. 28 29
992445820.UG.FTS.B, 29.49%, 4/05/25 .. 88 91
992455533.UG.FTS.B, 29.49%, 4/05/25 .. 861 886
992273307.UG.FTS.B, 28.98%, 8/03/25 .. 501 504
992278455.UG.FTS.B, 29.49%, 8/03/25 .. 180 131
992280735.UG.FTS.B, 29.49%, 8/03/25 .. 28 5
992304263.UG.FTS.B, 29.49%, 8/03/25 .. 95 76
992321945.UG.FTS.B, 29.49%, 7/03/26 .. 3,060 2,058
992302422.UG.FTS.B, 29.49%, 2/03/27 .. 175 124
992293228.UG.FTS.B, 28.98%, 7/03/27 .. 113 67
992458807.UG.FTS.B, 29.49%, 9/01/28 .. – –
992293126.UG.FTS.B, 29.46%, 1/03/29 .. 10 6
34,572
Upstart Network, Inc.
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... 294 297
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. 1,234 1,246
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 5,390 5,348
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 15,766 15,768
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 1,566 1,569

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . $ 700 $ 51
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 682 106
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,048 74
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 494 493
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... 1,796 1,792
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 1,671 1,668
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 1,028 1,028
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 1,069 1,078
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 538 542
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 799 769
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 1,834 1,846
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 675 679
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 887 890
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 520 522
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 561 565
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . 3,322 233
L2057377.UP.FTS.B, 13.89%, 11/19/24 ... 702 702
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 1,238 1,228
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 3,227 3,200
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... 2,161 2,155
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 7,293 7,274
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 401 382
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 933 930
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 1,648 1,655
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 1,565 1,571
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 374 376
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 1,390 1,396
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 619 622
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 362 362
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 1,516 435
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 427 424
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 2,998 2,975
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 1,706 1,694
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 1,024 970
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 15,354 1,128
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... 3,807 3,779
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 1,334 1,324
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 6,102 6,057
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 2,305 2,288
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 455 452
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... 1,157 1,148
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 428 424
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 11,667 11,643
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 2,274 2,262
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 2,049 2,049
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 2,148 2,160
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 436 439
FW2465131.UP.FTS.B, 12.69%, 2/01/25 .. 5,120 5,113
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 2,453 2,435
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 491 487
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... 1,058 1,056
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 3,667 3,659
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... 1,104 1,112
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... 1,145 1,154
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 858 864
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 2,902 2,907
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 462 466
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 4,075 4,095
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. $ 515 $ 519
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 1,386 1,391
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 3,602 3,455
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 3,375 240
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 1,060 1,058
FW1738604.UP.FTS.B, 22.34%, 2/26/25 .. 1,877 52
L2057137.UP.FTS.B, 15.78%, 4/16/25 .... 2,144 596
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 2,355 2,335
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 701 699
L2982336.UP.FTS.B, 12.28%, 4/25/25 .... 825 819
L2465894.UP.FTS.B, 5.74%, 6/19/25 .... 2,949 2,919
FW2465119.UP.FTS.B, 19.64%, 6/19/25 .. 2,615 2,629
L2462700.UP.FTS.B, 20.56%, 6/19/25 .... 10,509 2,993
L2466210.UP.FTS.B, 20.93%, 6/19/25 .... 8,667 8,677
FW2676277.UP.FTS.B, 22.93%, 7/22/25 .. 2,548 2,536
L1914732.UP.FTS.B, 17.66%, 8/25/25 .... 4,923 4,944
FW2676006.UP.FTS.B, 24.14%, 12/22/25 . 1,730 1,717
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 15,217 15,133
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 3,669 3,659
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 8,940 8,915
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 5,220 5,222
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 10,480 1,549
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 9,951 9,967
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... 2,030 2,050
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 4,785 4,830
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 4,841 4,849
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. 3,260 3,298
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 4,438 1,295
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,141 221
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 595 594
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 4,792 4,792
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 3,861 3,861
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 3,430 3,465
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 12,057 12,029
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 3,642 3,678
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 701 708
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . 1,526 1,527
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 8,426 8,511
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 776 783
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 1,993 2,014
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 14,651 14,805
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 3,039 3,070
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 11,316 11,252
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 25,348 25,205
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 3,231 3,217
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 6,512 6,484
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 10,511 10,466
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 7,908 7,874
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 6,020 5,989
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 2,016 2,005
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 6,045 6,031
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 10,091 10,038
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 3,037 3,030
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 681 679
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 6,146 6,132
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 1,471 1,462
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 12,452 12,430
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... 17,456 505

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... $ 15,826 $ 15,796
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... 17,457 17,426
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 1,592 1,546
L2056569.UP.FTS.B, 22.59%, 11/16/26 ... 10,978 571
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 3,367 3,376
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 14,451 13,874
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 5,150 4,933
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,017 1,014
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 718 724
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,464 1,406
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 1,015 1,023
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 890 854
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,089 1,098
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,459 1,471
FW2056482.UP.FTS.B, 26.96%, 11/16/26 . 3,674 3,695
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,498 1,438
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 3,359 3,385
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 7,154 7,194
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 6,008 6,056
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 904 912
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 5,635 390
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 7,050 7,106
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 6,421 6,377
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 9,791 9,732
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 10,027 9,974
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 6,888 6,849
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 8,015 7,973
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 4,700 4,671
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 14,789 14,712
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 3,797 3,581
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... 10,025 9,971
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 20,392 20,265
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 11,308 11,249
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 7,838 7,798
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 5,162 5,141
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 6,942 6,914
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 3,832 3,809
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 5,935 5,911
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 10,490 10,428
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 1,819 1,809
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 12,670 12,595
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 1,372 1,353
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 3,167 3,154
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... 4,890 353
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 9,358 9,414
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 5,460 5,429
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 15,711 15,804
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,176 2,188
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 2,696 814
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 5,416 391
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 3,393 3,402
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 4,541 1,296
L2242742.UP.FTS.B, 23.45%, 12/13/26 ... 263 259
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 4,026 4,041
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 4,255 4,270
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 2,559 2,549
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 1,624 1,634
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 696 698
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... $ 6,652 $ 6,626
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,312 1,306
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,262 1,267
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 4,355 198
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,564 451
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 3,517 3,538
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 2,677 2,684
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 3,765 3,786
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,049 144
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 7,862 2,271
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 9,620 670
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 843 848
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 3,523 3,542
L2242361.UP.FTS.B, 9.11%, 12/15/26 .... 16,321 16,213
L2240058.UP.FTS.B, 26.7%, 12/27/26 .... 6,297 6,311
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 29,192 29,008
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 17,329 16,302
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... 1,201 1,191
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 2,336 2,320
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 5,536 405
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 4,022 3,784
L2464484.UP.FTS.B, 6.65%, 1/19/27 .... 2,722 2,703
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 3,282 3,262
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 9,864 9,803
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 7,650 642
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 13,214 13,139
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,329 1,321
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 2,736 2,577
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 6,356 6,321
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 7,080 7,041
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 1,953 1,938
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... 4,356 4,329
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 13,460 13,397
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 1,687 1,677
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 5,410 5,385
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 3,399 3,383
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 4,079 4,061
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 6,998 6,960
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 2,005 1,986
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,057 1,053
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 2,483 2,472
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 135 133
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 2,749 197
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 15,723 15,677
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 5,330 5,286
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 2,185 2,179
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 18,582 17,642
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 1,613 1,586
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 3,381 3,372
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,239 2,251
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 12,140 12,229
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 3,331 3,353
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,497 1,508
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 10,223 9,816
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 2,488 2,501
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,131 2,141
L2465179.UP.FTS.B, 25.25%, 1/19/27 .... 1,052 157
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 3,222 3,094

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. $ 3,553 $ 3,569
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,489 176
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,057 1,061
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 4,585 4,619
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,191 349
FW2466130.UP.FTS.B, 28.33%, 1/19/27 .. 1,914 1,929
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 1,151 1,148
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,198 1,150
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,019 2,034
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,554 1,566
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 1,107 1,063
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,359 1,303
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 778 784
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,446 425
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 2,836 2,718
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 899 904
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 4,853 4,889
L2459145.UP.FTS.B, 26.05%, 1/20/27 .... 1,664 1,658
FW2465759.UP.FTS.B, 30.48%, 1/24/27 .. 4,405 1,294
FW2465212.UP.FTS.B, 14.46%, 2/01/27 .. 16,105 4,328
FW1738592.UP.FTS.B, 28.44%, 2/20/27 .. 4,267 4,317
L2635721.UP.FTS.B, 6%, 2/22/27 ....... 4,897 4,849
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 6,702 6,659
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 5,106 5,074
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 8,178 8,130
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 4,431 4,404
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 4,794 4,765
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 4,670 4,643
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 34,368 34,168
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... 19,916 19,803
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 23,622 23,502
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 10,999 1,546
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 5,957 5,921
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 10,576 10,512
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 10,649 10,595
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 3,273 3,256
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 4,969 4,942
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 6,830 6,800
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 3,239 3,227
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 3,459 3,441
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 7,210 7,182
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 11,389 11,343
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 7,887 7,856
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 16,148 15,283
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 3,622 3,607
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 2,910 2,899
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 10,976 10,930
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 37,853 35,817
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 8,007 7,974
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 4,420 4,402
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 26,527 26,422
FW2675827.UP.FTS.B, 19.75%, 2/22/27 .. 3,179 3,166
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 4,456 4,432
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 13,443 13,337
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 6,080 5,757
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 2,306 2,292
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 2,273 2,241
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 11,931 11,879
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... $ 3,311 $ 3,325
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 6,790 6,832
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 5,129 5,095
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 4,534 4,563
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 2,268 2,282
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 7,572 7,619
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... 15,191 15,286
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 3,343 3,363
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 4,184 4,210
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 2,681 53
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,287 2,301
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 2,662 2,636
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,050 2,062
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... 1,588 1,593
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 38,415 38,647
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 766 762
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 2,552 2,567
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 2,552 2,568
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 5,581 5,614
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 1,937 1,949
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 5,480 5,510
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,262 1,269
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,106 1,101
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,408 1,400
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,028 1,943
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,376 2,390
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 7,617 7,662
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 6,113 6,148
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. 7,077 7,118
L2675434.UP.FTS.B, 25.07%, 3/01/27 .... 1,878 1,883
FW2676248.UP.FTS.B, 25.38%, 3/05/27 .. 2,595 2,601
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 1,562 1,572
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 5,584 5,550
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 6,185 6,149
L2982631.UP.FTS.B, 11.15%, 4/20/27 .... 5,021 365
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 7,130 7,084
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 14,983 14,891
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. 7,750 1,127
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 35,771 35,527
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 1,676 1,668
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 9,029 8,532
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 9,226 9,156
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 4,378 4,135
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 18,603 18,501
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 4,577 329
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 11,551 11,597
L2982533.UP.FTS.B, 25.49%, 4/20/27 .... 1,821 130
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 2,546 2,552
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 7,721 7,674
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,448 2,343
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 4,421 312
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 2,641 2,648
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 11,130 10,652
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 24,155 24,219
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,209 1,212
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,040 4,057
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,210 1,215
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 1,876 1,881

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2981979.UP.FTS.B, 31.12%, 4/20/27 .. $ 1,000 $ 991
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 7,708 7,730
L2981618.UP.FTS.B, 6.67%, 4/22/27 .... 9,142 9,086
FW2982593.UP.FTS.B, 14.46%, 4/25/27 .. 5,951 5,919
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 2,638 2,625
L2233875.UP.FTS.B, 22.25%, 5/13/27 .... 23,290 22,329
L2242418.UP.FTS.B, 25.33%, 5/13/27 .... 9,176 8,790
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,379 98
FW2240660.UP.FTS.B, 30.84%, 5/13/27 .. 4,002 3,815
FW2451492.UP.FTS.B, 6.07%, 6/19/27 ... 34,542 34,292
FW2465871.UP.FTS.B, 12.64%, 6/19/27 .. 6,776 6,723
L2465393.UP.FTS.B, 22.66%, 6/19/27 .... 17,087 16,832
L2465105.UP.FTS.B, 22.96%, 6/19/27 .... 37,849 37,880
FW2464670.UP.FTS.B, 31.19%, 7/03/27 .. 1,977 –
FW1739404.UP.FTS.B, 26.55%, 7/20/27 .. 2,063 2,025
L2675722.UP.FTS.B, 13.92%, 7/22/27 .... 2,447 343
FW2676429.UP.FTS.B, 14.76%, 7/22/27 .. 15,934 15,796
FW2676135.UP.FTS.B, 19.68%, 7/22/27 .. 37,777 37,563
FW2674747.UP.FTS.B, 21.11%, 7/22/27 .. 5,856 1,651
L2676160.UP.FTS.B, 25.17%, 7/22/27 .... 9,931 9,929
L2676206.UP.FTS.B, 25.75%, 7/22/27 .... 4,209 301
FW2675109.UP.FTS.B, 27.79%, 7/22/27 .. 5,749 5,509
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,694 1,691
FW2675671.UP.FTS.B, 16.46%, 7/28/27 .. 21,111 11,746
FW2675967.UP.FTS.B, 29.34%, 8/07/27 .. 1,469 216
FW2981809.UP.FTS.B, 26.39%, 9/20/27 .. 3,826 3,820
L2466291.UP.FTS.B, 11.97%, 11/19/27 ... 42,572 3,085
L2465923.UP.FTS.B, 24.48%, 11/19/27 ... 32,105 31,902
FW2675681.UP.FTS.B, 27.55%, 12/22/27 . 8,562 1,283
L2982002.UP.FTS.B, 25.37%, 2/20/28 .... 6,053 6,037
1,997,929
Total Marketplace Loans (Cost $4,052,515) .....
$3,684,351

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Strategic Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
3-month SOFR .............................. Short 173 $ 41,636,775 3/18/25 $ (146,962)
U.S. Treasury 10 Year Notes .................... Long 43 4,854,297 3/19/24 159,173
U.S. Treasury 10 Year Ultra Notes ................ Short 41 4,838,641 3/19/24 (186,202)
U.S. Treasury 2 Year Notes ..................... Long 108 22,238,719 3/28/24 229,363
U.S. Treasury 5 Year Notes ..................... Long 37 4,024,617 3/28/24 92,453
U.S. Treasury Long Bonds ..................... Long 10 1,249,375 3/19/24 92,642
U.S. Treasury Ultra Bonds ...................... Long 12 1,603,125 3/19/24 143,981
Total Futures Contracts ...................................................................... $384,448
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 198,000,000 1,354,385 1/09/24 $ 51,520 $ —
Euro ............. JPHQ Sell 500,000 539,456 1/22/24 — (13,045)
Columbian Peso .... JPHQ Sell 5,400,000,000 1,254,793 2/26/24 — (126,106)
Euro ............. JPHQ Sell 1,025,000 1,106,506 3/20/24 — (28,732)
Total Forward Exchange Contracts ................................................... $51,520 $(167,883)
Net unrealized appreciation (depreciation) ............................................ $(116,363)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
At December 31, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
See Note 9 regarding other derivative information.
See Abbreviations on page 54 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 9,750,000 $ 576,465 $ (3,496) $ 579,961
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $576,465 $(3,496) $579,961
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,230,000 (79,403) (154,579) 75,176 B+
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 65,876 (19,644) 85,520
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(13,527) $(174,223) $160,696
Total Credit Default Swap Contracts .................................... $562,938 $ (177,719) $740,657
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $291,806,806
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 17,057,551
Value - Unaffiliated issuers .................................................................. $278,844,365
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 16,185,091
Cash .................................................................................... 691,114
Receivables:
Investment securities sold ................................................................... 52,439
Capital shares sold ........................................................................ 157,530
Dividends and interest ..................................................................... 2,894,574
Deposits with brokers for:
Futures contracts ........................................................................ 235,221
Centrally cleared swap contracts ............................................................ 732,185
Variation margin on futures contracts ........................................................... 2,536
Unrealized appreciation on OTC forward exchange contracts .......................................... 51,520
Unrealized appreciation on OTC swap contracts .................................................... 160,696
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 300,143,112
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,141,290
Capital shares redeemed ................................................................... 159,810
Management fees ......................................................................... 146,576
Distribution fees .......................................................................... 26,089
Trustees' fees and expenses ................................................................. 398
Variation margin on centrally cleared swap contracts ............................................... 7,397
OTC swap contracts (upfront receipts $269,825) ................................................... 174,223
Unrealized depreciation on OTC forward exchange contracts .......................................... 167,883
Accrued expenses and other liabilities ........................................................... 275,243
Total liabilities ......................................................................... 8,098,909
Net assets, at value ................................................................. $292,044,203
Net assets consist of:
Paid-in capital ............................................................................. $379,921,869
Total distributable earnings (losses) ............................................................. (87,877,666)
Net assets, at value ................................................................. $292,044,203

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $182,461,126
Shares outstanding ........................................................................ 19,439,992
Net asset value and maximum offering price per share ............................................. $9.39
Class 2:
Net assets, at value ....................................................................... $73,435,642
Shares outstanding ........................................................................ 8,153,830
Net asset value and maximum offering price per share ............................................. $9.01
Class 4:
Net assets, at value ....................................................................... $36,147,435
Shares outstanding ........................................................................ 3,882,931
Net asset value and maximum offering price per share ............................................. $9.31

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $313,696
Non-controlled affiliates (Note 3 e ) ............................................................. 2,044,985
Interest:
Unaffiliated issuers ........................................................................ 13,771,488
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,067
Total investment income ................................................................... 16,131,236
Expenses:
Management fees (Note 3 a ) ................................................................... 1,845,445
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 182,573
    Class 4 ................................................................................ 129,031
Custodian fees (Note 4 ) ...................................................................... 10,099
Reports to shareholders fees .................................................................. 31,898
Professional fees ........................................................................... 111,450
Trustees' fees and expenses .................................................................. 3,397
Pricing fees ............................................................................... 121,475
Marketplace lending fees (Note 1 g ) ............................................................. 311,462
Other .................................................................................... 45,835
Total expenses ......................................................................... 2,792,665
Expense reductions (Note 4 ) ............................................................... (2,520)
Expenses waived/paid by affiliates (Note 3e) ................................................... (136,257)
Net expenses ......................................................................... 2,653,888
Net investment income ................................................................ 13,477,348
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,009,470)
Non-controlled affiliates (Note 3e ) ........................................................... (1,529,713)
Foreign currency transactions ................................................................ 39,899
Forward exchange contracts ................................................................. (742,850)
Futures contracts ......................................................................... (355,568)
TBA sale commitments ..................................................................... (14,770)
Swap contracts ........................................................................... (730,317)
Net realized gain (loss) .................................................................. (12,342,789)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 18,072,132
Non-controlled affiliates (Note 3e ) ........................................................... 1,718,446
Translation of other assets and liabilities denominated in foreign currencies .............................. (41,396)
Forward exchange contracts ................................................................. 152,752
Futures contracts ......................................................................... 363,900
Swap contracts ........................................................................... 1,744,294
Net change in unrealized appreciation (depreciation) ............................................ 22,010,128
Net realized and unrealized gain (loss) ............................................................ 9,667,339
Net increase (decrease) in net assets resulting from operations .......................................... $23,144,687

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Franklin Strategic Income VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,477,348 $12,472,919
Net realized gain (loss) ................................................. (12,342,789) (24,914,262)
Net change in unrealized appreciation (depreciation) ........................... 22,010,128 (28,055,600)
Net increase (decrease) in net assets resulting from operations ................ 23,144,687 (40,496,943)
Distributions to shareholders:
Class 1 ............................................................. (8,689,427) (9,367,599)
Class 2 ............................................................. (3,367,493) (3,440,344)
Class 4 ............................................................. (1,589,451) (1,764,256)
Total distributions to shareholders .......................................... (13,646,371) (14,572,199)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (13,339,042) (23,710,406)
Class 2 ............................................................. (2,438,182) (3,084,449)
Class 4 ............................................................. (2,479,463) (5,799,698)
Total capital share transactions ............................................ (18,256,687) (32,594,553)
Net increase (decrease) in net assets ................................... (8,758,371) (87,663,695)
Net assets:
Beginning of year ....................................................... 300,802,574 388,466,269
End of year ........................................................... $292,044,203 $300,802,574

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Strategic Income VIP Fund
40
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Strategic Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2023, 75.0% of the Fund’s shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
41
franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as "market level fair value"). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
42
franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2023,
the Fund had no securities on loan.
d. Securities Purchased on a TBA Basis
The Fund purchases securities on a to-be-announced (TBA)
basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be more or less than the trade date purchase price.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2023, the Fund had OTC
derivatives in a net liability position of $129,890.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are recognized as realized gain or loss.
At December 31, 2023, the Fund had no total return swap
contracts.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate and credit
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2023, the Fund had no option contracts.
See Note 9 regarding other derivative information.
f. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
1. Organization and Significant Accounting Policies
(continued)
f. Mortgage Dollar Rolls
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
45
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(continued)
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year.
Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 648,257 $5,911,104 328,774 $3,176,447
Shares issued in reinvestment of distributions .......... 969,802 8,689,427 1,032,811 9,367,599
Shares redeemed ............................... (3,059,801) (27,939,573) (3,831,980) (36,254,452)
Net increase (decrease) .......................... (1,441,742) $(13,339,042) (2,470,395) $(23,710,406)
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
46
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 1,067,725 $9,356,499 1,055,479 $9,796,960
Shares issued in reinvestment of distributions .......... 391,114 3,367,491 394,083 3,440,344
Shares redeemed ............................... (1,733,208) (15,162,172) (1,789,143) (16,321,753)
Net increase (decrease) .......................... (274,369) $(2,438,182) (339,581) $(3,084,449)
Class 4 Shares:
Shares sold ................................... 189,962 $1,705,548 109,665 $1,130,422
Shares issued in reinvestment of distributions .......... 178,389 1,589,451 195,811 1,764,256
Shares redeemed ............................... (638,200) (5,774,462) (933,003) (8,694,376)
Net increase (decrease) .......................... (269,849) $(2,479,463) (627,527) $(5,799,698)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
47
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(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $18,501,151 $— $(9,446,673) $(1,529,713) $1,718,446 $9,243,211 1,189,603 $1,381,165
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% 18,252,570 61,365,842 (72,676,532) — — 6,941,880 6,941,880 663,820
Total Affiliated Securities ... $36,753,721 $61,365,842 $(82,123,205) $(1,529,713) $1,718,446 $16,185,091 $2,044,985
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
48
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Franklin Strategic Income VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums, derivative financial instruments and in-kind transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2023, aggregated
$165,132,534 and $166,808,701, respectively.
7. Credit Risk
At December 31, 2023, the Fund had 25.4% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,405,721
Long term ................................................................................ 75,498,219
Total capital loss carryforwards ............................................................... $84,903,940
2023 2022
Distributions paid from:
Ordinary income .......................................................... $13,646,371 $14,572,199
Cost of investments .......................................................................... $310,619,914
Unrealized appreciation ........................................................................ $5,718,361
Unrealized depreciation ........................................................................ (20,477,796)
Net unrealized appreciation (depreciation) .......................................................... $(14,759,435)
Distributable earnings:
Undistributed ordinary income ................................................................... $11,958,735

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
49
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(continued)
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of December 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 717,612
a
Variation margin on futures
contracts
$ 333,164
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
51,520 Unrealized depreciation on OTC
forward exchange contracts
167,883
Credit contracts ............
Variation margin on centrally
cleared swap contracts
579,961
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
174,223
Unrealized appreciation on OTC
swap contracts
160,696 Unrealized depreciation on OTC
swap contracts
—
Total .................... $1,509,789 $675,270
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
50
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Franklin Strategic Income VIP Fund
(continued)
For the period ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(e)  regarding derivative financial instruments.
See Abbreviations on page 54 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $241,328
a
Investments $—
Futures contracts (355,568) Futures contracts 363,900
Foreign exchange contracts .....
Forward exchange contracts (742,850) Forward exchange contracts 152,752
Credit contracts ...............
Swap contracts (730,317) Swap contracts 1,744,294
Total ....................... $(1,587,407) $2,260,946
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin Strategic
Income VIP Fund
Futures contracts .................... $ 44,662,323
Swap Contracts ..................... 15,362,103
Forwards exchange contracts ........... 5,280,417
Options ............................ 1,069,231
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
51
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Franklin Strategic Income VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2023, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Oil, Gas & Consumable Fuels ............. 2,556 2,011,011 — 2,013,567
Management Investment Companies ......... — 9,243,211 — 9,243,211
Corporate Bonds :
Aerospace & Defense ................... — 2,672,586 — 2,672,586
Air Freight & Logistics ................... — 834,775 — 834,775
Automobile Components ................. — 2,886,765 — 2,886,765
Automobiles .......................... — 780,568 — 780,568
Banks ............................... — 18,489,498 — 18,489,498
Beverages ........................... — 1,683,872 — 1,683,872
Biotechnology ......................... — 1,753,328 — 1,753,328
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 2,379,922 — 2,379,922
Capital Markets ........................ — 6,567,792 — 6,567,792
Chemicals ........................... — 4,850,415 — 4,850,415
Commercial Services & Supplies ........... — 2,209,470 — 2,209,470
Communications Equipment .............. — 67,235 — 67,235
Construction & Engineering ............... — 745,960 — 745,960
Construction Materials .................. — 745,840 — 745,840
Consumer Finance ..................... — 1,363,963 — 1,363,963
Consumer Staples Distribution & Retail ...... — 1,580,029 — 1,580,029
Containers & Packaging ................. — 4,429,586 — 4,429,586
Distributors ........................... — 526,372 — 526,372
Diversified Consumer Services ............ — 717,328 — 717,328
Diversified REITs ...................... — 1,515,945 — 1,515,945
Diversified Telecommunication Services ..... — 3,557,669 — 3,557,669
Electric Utilities ........................ — 6,211,325 — 6,211,325
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
52
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Annual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Electrical Equipment .................... $ — $ 1,040,747 $ — $ 1,040,747
Electronic Equipment, Instruments &
Components ........................ — 1,609,815 — 1,609,815
Energy Equipment & Services ............. — 388,681 — 388,681
Entertainment ......................... — 635,077 — 635,077
Financial Services ...................... — 1,935,935 — 1,935,935
Food Products ........................ — 2,494,106 — 2,494,106
Gas Utilities .......................... — 208,608 — 208,608
Ground Transportation .................. — 2,225,591 — 2,225,591
Health Care Equipment & Supplies ......... — 1,804,055 — 1,804,055
Health Care Providers & Services .......... — 6,935,073 — 6,935,073
Health Care REITs ..................... — 515,073 — 515,073
Health Care Technology ................. — 821,086 — 821,086
Hotel & Resort REITs ................... — 368,652 — 368,652
Hotels, Restaurants & Leisure ............. — 3,744,046 — 3,744,046
Household Durables .................... — 532,188 — 532,188
Household Products .................... — 806,882 — 806,882
Independent Power and Renewable Electricity
Producers .......................... — 3,773,199 — 3,773,199
Insurance ............................ — 4,000,806 — 4,000,806
Interactive Media & Services .............. — 1,484,618 — 1,484,618
IT Services ........................... — 4,012,404 — 4,012,404
Life Sciences Tools & Services ............ — 616,933 — 616,933
Machinery ............................ — 1,392,811 — 1,392,811
Media ............................... — 5,947,159 — 5,947,159
Metals & Mining ....................... — 2,765,894 — 2,765,894
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 993,355 — 993,355
Multi-Utilities .......................... — 1,716,805 — 1,716,805
Oil, Gas & Consumable Fuels ............. — 16,762,091 — 16,762,091
Paper & Forest Products ................. — 946,841 — 946,841
Passenger Airlines ..................... — 1,408,167 — 1,408,167
Personal Care Products ................. — 3,853,982 — 3,853,982
Pharmaceuticals ....................... — 3,330,005 — 3,330,005
Real Estate Management & Development .... — 400,068 — 400,068
Residential REITs ...................... — 431,776 — 431,776
Software ............................. — 731,669 — 731,669
Specialized REITs ...................... — 925,653 — 925,653
Specialty Retail ........................ — 193,283 — 193,283
Technology Hardware, Storage & Peripherals . — 172,153 — 172,153
Textiles, Apparel & Luxury Goods .......... — 1,851,940 — 1,851,940
Tobacco ............................. — 2,210,975 — 2,210,975
Trading Companies & Distributors .......... — 2,017,452 — 2,017,452
Transportation Infrastructure .............. — 115,392 — 115,392
Wireless Telecommunication Services ....... — 1,745,307 — 1,745,307
Marketplace Loans ....................... — — 3,684,351 3,684,351
Foreign Government and Agency Securities .... — 5,821,211 — 5,821,211
U.S. Government and Agency Securities ....... — 60,303,694 — 60,303,694
Asset-Backed Securities ................... — 12,778,635 — 12,778,635
Commercial Mortgage-Backed Securities ...... — 1,510,620 — 1,510,620
Mortgage-Backed Securities ................ — 27,940,378 — 27,940,378
Residential Mortgage-Backed Securities ....... — 8,336,480 — 8,336,480
Escrows and Litigation Trusts ............... — 18,833 —
a
18,833
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
53
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Annual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 6,941,880 $ — $ — $ 6,941,880
Total Investments in Securities ........... $6,944,436 $284,400,669 $3,684,351 $295,029,456
Other Financial Instruments:
Forward exchange contracts ............... $— $51,520 $— $51,520
Futures contracts ........................ 717,612 — — 717,612
Swap contracts ......................... — 740,657 — 740,657
Total Other Financial Instruments ......... $717,612 $792,177 $— $1,509,789
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $167,883 $— $167,883
Futures contracts ........................ 333,164 — — 333,164
Total Other Financial Instruments ......... $333,164 $167,883 $— $501,047
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 6,941,352 12,741 (3,497,058) — — — (134,446) 361,762 3,684,351 16,081
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $6,941,352 $12,741 $(3,497,058) $— $— $— $(134,446) $361,762 $3,684,351 $16,081
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
54
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Annual Report
Franklin Strategic Income VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2023, are as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . . $3,684,351 Discounted cash flow Loss-adjusted discount rate
2.1% – 18.2%
(8.2%)
Decrease
Projected loss rate 0.7% – 50.1%
(17.2%)
Decrease
All Other Investments . . . . . . . —
c
Total . . . . . . . . . . . . . .
.........
$3,684,351
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
Cu r rency
COP
Colombian Peso
EUR
Euro
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
MSCI
Morgan Stanley Capital International
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
55
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Strategic
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
56
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Annual Report
Franklin Strategic Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $313,696
Interest Earned from Federal Obligations Note (1) $2,598,314

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
58
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
59
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
60
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
61
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

779 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Strategic Income VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin U.S.
Government
Securities VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 14
Notes to Financial Statements 17
Report of Independent Registered
Public Accounting Firm 23
Tax Information 24
Board Members and Officers 25
Shareholder Information 29

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franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
This annual report for Franklin U.S. Government Securities
VIP Fund covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks income. Using our straightforward
investment approach, we seek to produce current income
with a high degree of credit safety from a conservatively
managed portfolio of U.S. government securities. Analyzing
securities using proprietary and nonproprietary research, we seek to identify attractive investment opportunities.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Fixed income markets experienced a high-volatility
environment as yields changed rapidly in response to an
evolving macroeconomic landscape and changing global
monetary policies. Geopolitical risk remained an overhang
to the market throughout the year as the war in Ukraine
continued and a new conflict in the Middle East emerged,
putting temporary pressure on global energy prices. Inflation increased through the summer months before the Consumer
Price Index (CPI) moderated towards the end of the year.
By November, the 12-month change dropped to 3.1%. The
U.S. Federal Reserve (Fed) came into the year pursuing
their monetary policy tightening policies by increasing the
fed funds rate an additional 100 basis points (bps) before
pausing at the September and subsequent meetings. As part
of the Fed’s Summary of Economic Projections released at
their December meeting, participants’ median projection for
the fed funds rate penciled in a total of three potential rate cuts in 2024. Ten-year U.S. Treasury (UST) yields traded
in a wide range, peaking at 5.0% in October before falling,
ending the year at 3.88%.
Q. How did we respond to these changing market
conditions?
A. The increasing, and volatile, rate environment impacted
mortgage-backed securities (MBS) issuance, prepayment
risk and duration extension. 2023 MBS supply was limited
with low mortgage origination as mortgage rates increased
to 20-year highs and housing affordability decreased to
40-year lows. Elevated rates also led prepayment risk to be
negligible and MBS index duration to be near full extension.
While this presented a fundamentally favorable backdrop
for fixed rate MBS, demand technicals were less supportive
and market volatility led to significant spread movement for the sector. We found pockets of opportunity to trade tactically in MBS sectors but generally pared allocation in anticipation of expected spread widening as the Fed, the largest demand
source, began its balance sheet normalization and their
share of the market declined.
Performance Overview
You can find the Fund’s one-year total return for all classes in the Performance Summary. In comparison, the Fund’s
benchmark, the Bloomberg U.S. Government - Intermediate
Index, posted a +4.30% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the leading contributors to performance?
A. Our MBS allocation was a leading performance
contributor.
Q. What were the leading detractors from performance?
A. Our yield-curve positioning hindered results, led by our
short-duration positioning on the 2- and 5- portions of the
curve as yields decreased.
Q. Were there any significant changes to the Fund
during the reporting period?
A. While we pared allocation, we maintained our largest
allocation in agency MBS and remained weighted in Ginnie
Mae (GNMA) securities, primarily GNMA II securities
(comprising of multiple issuer pools) over conventional MBS.
Portfolio Composition
12/31/23
% of Total Net
Assets
Mortgage-Backed Securities 76.0%
U.S. Government and Agency Securities 14.8%
Foreign Government and Agency Securities 1.9%
Corporate Bonds 1.1%
Short-Term Investments & Other Net Assets 6.2%
1. Source: Morningstar. The Bloomberg U.S. Government - Intermediate Index is the intermediate component of the Bloomberg U.S. Government Index, which includes U.S.
dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government).
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin U.S. Government Securities VIP Fund
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Annual Report
Thank you for your participation in Franklin U.S. Government
Securities VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Franklin U.S. Government Securities VIP Fund
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not
include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2
1-Year +4.76% +4.47%
5-Year +0.47% +0.22%
10-Year +0.98% +0.73%

Franklin U.S. Government Securities VIP Fund
Performance Summary
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund's performance is compared to the performance of the
Bloomberg U.S. Government - Intermediate Index. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

Franklin U.S. Government Securities VIP Fund
Performance Summary
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Annual Report
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and
reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Asset-backed,
mortgage-backed or mortgage-related securities
are subject to prepayment and extension risks.
Changes in the credit rating
of a bond,
or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin U.S. Government Securities VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,029.10 $2.65 $1,022.59 $2.64 0.52%
2 $1,000 $1,027.80 $3.93 $1,021.33 $3.92 0.77%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.44 $11.85 $12.37 $12.34 $12.07
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.20 0.12 0.22 0.27
Net realized and unrealized gains (losses) ........... 0.21 (1.32) (0.32) 0.28 0.38
Total from investment operations .................... 0.49 (1.12) (0.20) 0.50 0.65
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.32) (0.47) (0.38)
Net asset value, end of year ....................... $10.62 $10.44 $11.85 $12.37 $12.34
Total return
c
................................... 4.76% (9.50)% (1.62)% 4.08% 5.47%
Ratios to average net assets
Expenses
d
.................................... 0.52% 0.49% 0.53% 0.53% 0.51%
Net investment income ........................... 2.70% 1.79% 1.03% 1.81% 2.23%
Supplemental data
Net assets, end of year (000’s) ..................... $35,731 $37,066 $45,733 $52,307 $54,104
Portfolio turnover rate ............................ 16.46% 9.28% 80.81% 56.32% 24.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $11.57 $12.08 $12.05 $11.79
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.16 0.09 0.19 0.24
Net realized and unrealized gains (losses) ........... 0.20 (1.28) (0.31) 0.27 0.37
Total from investment operations .................... 0.45 (1.12) (0.22) 0.46 0.61
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.29) (0.43) (0.35)
Net asset value, end of year ....................... $10.36 $10.19 $11.57 $12.08 $12.05
Total return
c
................................... 4.47% (9.75)% (1.83)% 3.83% 5.23%
Ratios to average net assets
Expenses
d
.................................... 0.77% 0.74% 0.78% 0.78% 0.76%
Net investment income ........................... 2.45% 1.53% 0.78% 1.56% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $522,181 $555,028 $730,340 $771,332 $771,866
Portfolio turnover rate ............................ 16.46% 9.28% 80.81% 56.32% 24.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.1%
Oil, Gas & Consumable Fuels 1.1%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 3,281,250 $ 3,191,845
Senior Note, 1.87%, 1/15/26 ........................... India 1,842,105 1,777,743
Senior Note, 2.06%, 1/15/26 ........................... India 1,562,500 1,492,876
6,462,464
Total Corporate Bonds (Cost $6,653,260) .......................................
6,462,464
Foreign Government and Agency Securities 1.9%
Israel Government Bond , Senior Bond , 5.5% , 4/26/24 ..........
Israel 10,000,000 9,997,005
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 493,500 474,025
Total Foreign Government and Agency Securities (Cost $10,484,354) ..............
10,471,030
U.S. Government and Agency Securities 14.8%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,707,699
U.S. International Development Finance Corp. (The) , 4.01%, 5/15/30
United States 1,150,000 1,130,521
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,968,665
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 8,087,341
2.375%, 8/15/24 ..................................... United States 22,000,000 21,641,435
2.25%, 8/15/27 ..................................... United States 34,040,000 32,111,953
0.625%, 8/15/30 ..................................... United States 8,500,000 6,896,289
Total U.S. Government and Agency Securities (Cost $87,839,469) .................
82,543,903
Mortgage-Backed Securities 76.0%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%
FHLMC, 5.13%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 ... United States 49,350 48,877
FHLMC, 4.498% - 5.535%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 .......... United States 3,863,647 3,915,352
3,964,229
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.1%
FHLMC Gold Pool, 15 Year, 4.5%, 3/01/25 - 4/01/25 ........... United States 29,332 29,204
FHLMC Gold Pool, 20 Year, 3.5%, 3/01/32 .................. United States 888,623 858,551
FHLMC Gold Pool, 30 Year, 3%, 5/01/43 .................... United States 141,120 129,948
FHLMC Gold Pool, 30 Year, 3.5%, 5/01/43 .................. United States 22,302 21,008
FHLMC Gold Pool, 30 Year, 4%, 9/01/40 - 12/01/41 ............ United States 2,098,659 2,047,848
FHLMC Gold Pool, 30 Year, 4.5%, 5/01/40 - 7/01/41 ........... United States 647,339 647,285
FHLMC Gold Pool, 30 Year, 5%, 9/01/33 - 4/01/40 ............. United States 1,917,437 1,951,679
FHLMC Gold Pool, 30 Year, 5.5%, 7/01/33 - 5/01/38 ........... United States 379,097 391,033
FHLMC Gold Pool, 30 Year, 6%, 7/01/28 - 8/01/35 ............. United States 352,412 366,203
FHLMC Gold Pool, 30 Year, 6.5%, 1/01/24 - 5/01/35 ........... United States 99,211 103,661
FHLMC Gold Pool, 30 Year, 7%, 4/01/24 - 9/01/31 ............. United States 29,218 30,193
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 51,240 53,897
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 4,540,162 3,730,320
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 7,551,113 7,282,591
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,313,344 2,291,966
FHLMC Pool, 30 Year, 4.5%, 10/01/52 ...................... United States 14,572,092 14,135,629
FHLMC Pool, 30 Year, 5%, 12/01/52 ....................... United States 14,115,926 13,975,746
FHLMC Pool, 30 Year, 5.5%, 1/01/53 ....................... United States 13,834,067 13,904,594
61,951,356
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.1%
FNMA, 4.264% - 5.662%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 25,853 25,375

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 5.768%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 ...................... United States 3,542,048 $ 3,642,588
FNMA, 3.81% - 6.29%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ............... United States 5,216,980 5,286,924
FNMA, 3.52% - 6.723%, (1-year CMT T-Note +/- MBS Margin),
11/01/24 - 12/01/40 .................................. United States 2,473,436 2,504,625
FNMA, 5.69% - 7.349%, (12-month average of 1-year CMT +/- MBS
Margin), 9/01/35 - 10/01/44 ............................ United States 124,535 121,875
FNMA, 4.426% - 7.5%, (6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 12/01/24 - 3/01/37 ......... United States 210,467 210,562
11,791,949
Federal National Mortgage Association (FNMA) Fixed Rate 20.5%
FNMA, 2.64%, 7/01/25 ................................. United States 2,246,404 2,173,122
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,397,321
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,830,934
FNMA, 5.5%, 4/01/34 .................................. United States 374,303 376,051
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 2,017,868 1,823,953
FNMA, 15 Year, 3%, 9/01/37 ............................. United States 11,495,272 10,843,230
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 3,425 3,475
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 8,927,340 7,612,564
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 19,707,690 16,800,136
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 4,567,128 3,889,789
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,228,223 5,304,355
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 8,182,966 6,968,460
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 50,991 47,271
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 3,935,711 3,493,970
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 3,331,240 2,952,530
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 8,730,679 8,180,279
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,119,178 2,065,080
FNMA, 30 Year, 4%, 9/01/52 ............................. United States 14,766,593 13,972,921
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 1,909,949 1,904,575
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,261,585 1,281,313
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 823,064 847,498
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 619,144 642,421
FNMA, 30 Year, 6%, 8/01/53 ............................. United States 11,598,813 11,779,732
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 85,357 89,747
FNMA, 30 Year, 6.5%, 8/01/53 ........................... United States 3,867,012 3,964,103
FNMA, 30 Year, 7.5%, 8/01/25 ........................... United States 429 429
FNMA, 30 Year, 8%, 7/01/24 - 9/01/24 ...................... United States 932 930
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 20,251 20,193
114,266,382
Government National Mortgage Association (GNMA) Fixed Rate 41.6%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 6,998,656 7,001,911
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 209,353 211,621
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 167,073 172,226
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 79,543 81,973
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 3,800 3,881
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 69,431 72,403
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 204,491 186,682
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,097,159 3,004,857
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 4,667,321 4,645,878
GNMA I, Single-family, 30 Year, 5.5%, 1/15/29 - 10/15/39 ........ United States 1,580,972 1,598,809
GNMA I, Single-family, 30 Year, 6%, 3/15/29 - 9/15/38 .......... United States 617,831 634,374
GNMA I, Single-family, 30 Year, 6.5%, 2/15/24 - 5/15/37 ........ United States 308,442 317,220
GNMA I, Single-family, 30 Year, 7%, 12/15/25 - 9/15/31 ......... United States 35,767 36,169

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 7.5%, 11/15/26 - 11/15/27 ....... United States 3,262 $ 3,272
GNMA I, Single-family, 30 Year, 8.5%, 9/15/24 - 12/15/24 ........ United States 2,276 2,274
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 4,833,284 4,095,544
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 10,796,391 9,141,887
GNMA II, Single-family, 30 Year, 2%, 3/20/52 ................. United States 6,830,823 5,782,754
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 10,684,137 9,349,831
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 4,521,823 3,958,981
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 30,304,447 26,514,981
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 9,957,613 8,712,305
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 2,939,331 2,706,688
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 5,544,042 5,101,993
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 15,051,742 13,649,381
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 5,825,688 5,287,403
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 14,448,692 13,093,017
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 15,836,230 14,351,413
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 18,480,251 16,746,665
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 6,071,601 5,766,146
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 3,686,687 3,502,025
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 2,888,929 2,744,219
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 4,936,583 4,689,262
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 8,936,304 8,425,874
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 14,905,266 14,042,318
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 - 10/20/47 ....... United States 11,338,768 10,761,935
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,010,912 3,778,097
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 6,560,659 6,414,572
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 8,862,631 8,870,186
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 3,620,139 3,688,473
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,518,711 1,577,771
GNMA II, Single-family, 30 Year, 6%, 4/20/28 - 7/20/39 ......... United States 990,670 1,041,455
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 129,348 133,691
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 3,139 3,319
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 11/20/26 ...... United States 5,903 5,932
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 983 998
231,912,666
Total Mortgage-Backed Securities (Cost $470,754,324) ...........................
423,886,582
Total Long Term Investments (Cost $575,731,407) ...............................
523,363,979
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Short Term Investments 6.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 6.0%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value
$33,337,167)
BNP Paribas Securities Corp. (Maturity Value $10,871,584)
Deutsche Bank Securities, Inc. (Maturity Value $9,420,083)
HSBC Securities (USA), Inc. (Maturity Value $13,045,500)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%,
10/20/27 - 9/20/53; U.S. Government Agency Strips, 2/15/24 -
5/15/48; U.S. Treasury Bonds, 2.88% - 6.88%, 8/15/25 - 8/15/45;
U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28 (valued at
$34,000,777) ....................................... 33,317,725 $ 33,317,725
Total Repurchase Agreements (Cost $33,317,725) ...............................
33,317,725
Total Short Term Investments (Cost $33,317,725 ) ................................
33,317,725
a
Total Investments (Cost $609,049,132) 99.8% ...................................
$556,681,704
Other Assets, less Liabilities 0.2% .............................................
1,230,435
Net Assets 100.0% ...........................................................
$557,912,139
a a a
See Abbreviations on page 21.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation. See Note1(d)
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $575,731,407
Cost - Unaffiliated repurchase agreements ...................................................... 33,317,725
Value - Unaffiliated issuers .................................................................. $523,363,979
Value - Unaffiliated repurchase agreements ...................................................... 33,317,725
Cash .................................................................................... 45,000
Receivables:
Investment securities sold ................................................................... 34,878
Capital shares sold ........................................................................ 140,561
Interest ................................................................................. 2,137,475
Total assets .......................................................................... 559,039,618
Liabilities:
Payables:
Capital shares redeemed ................................................................... 646,577
Management fees ......................................................................... 232,230
Distribution fees .......................................................................... 109,666
Trustees' fees and expenses ................................................................. 822
Pricing fees ............................................................................. 58,217
Accrued expenses and other liabilities ........................................................... 79,967
Total liabilities ......................................................................... 1,127,479
Net assets, at value ................................................................. $557,912,139
Net assets consist of:
Paid-in capital ............................................................................. $732,805,542
Total distributable earnings (losses) ............................................................. (174,893,403)
Net assets, at value ................................................................. $557,912,139
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $35,731,264
Shares outstanding ........................................................................ 3,366,015
Net asset value and maximum offering price per share ............................................. $10.62
Class 2:
Net assets, at value ....................................................................... $522,180,875
Shares outstanding ........................................................................ 50,411,999
Net asset value and maximum offering price per share ............................................. $10.36

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(1,644,165)
Paid in cash
a
........................................................................... 20,010,888
Total investment income ................................................................... 18,366,723
Expenses:
Management fees (Note 3 a ) ................................................................... 2,817,455
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,335,364
Custodian fees (Note 4 ) ...................................................................... 5,681
Professional fees ........................................................................... 57,597
Trustees' fees and expenses .................................................................. 7,297
Other .................................................................................... 79,507
Total expenses ......................................................................... 4,302,901
Expense reductions (Note 4 ) ............................................................... (5,342)
Net expenses ......................................................................... 4,297,559
Net investment income ................................................................ 14,069,164
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (10,746,124)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 21,087,536
Net realized and unrealized gain (loss) ............................................................ 10,341,412
Net increase (decrease) in net assets resulting from operations .......................................... $24,410,576
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin U.S. Government Securities VIP
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,069,164 $10,329,334
Net realized gain (loss) ................................................. (10,746,124) (4,800,090)
Net change in unrealized appreciation (depreciation) ........................... 21,087,536 (76,931,163)
Net increase (decrease) in net assets resulting from operations ................ 24,410,576 (71,401,919)
Distributions to shareholders:
Class 1 ............................................................. (1,070,091) (1,054,646)
Class 2 ............................................................. (14,416,285) (14,822,650)
Total distributions to shareholders .......................................... (15,486,376) (15,877,296)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,907,475) (3,433,184)
Class 2 ............................................................. (41,198,990) (93,266,111)
Total capital share transactions ............................................ (43,106,465) (96,699,295)
Net increase (decrease) in net assets ................................... (34,182,265) (183,978,510)
Net assets:
Beginning of year ....................................................... 592,094,404 776,072,914
End of year ........................................................... $557,912,139 $592,094,404

Franklin Templeton Variable Insurance Products Trust
17
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin U.S. Government Securities VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2023, 59.2% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact
on the Fund. The Fund offers two classes of shares: Class
1 and Class 2. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 29, 2023.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 242,574 $2,555,002 164,976 $1,786,020
Shares issued in reinvestment of distributions .......... 103,291 1,070,091 99,589 1,054,646
Shares redeemed ............................... (530,590) (5,532,568) (573,562) (6,273,850)
Net increase (decrease) .......................... (184,725) $(1,907,475) (308,997) $(3,433,184)
Class 2 Shares:
Shares sold ................................... 2,785,580 $28,509,210 3,142,689 $33,698,167
Shares issued in reinvestment of distributions .......... 1,423,128 14,416,285 1,432,140 14,822,650
Shares redeemed ............................... (8,271,052) (84,124,485) (13,250,178) (141,786,928)
Net increase (decrease) .......................... (4,062,344) $(41,198,990) (8,675,349) $(93,266,111)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.494% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$88,476,817 and $150,664,606, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $49,151,965
Long term ................................................................................ 87,629,113
Total capital loss carryforwards ............................................................... $136,781,078
2023 2022
Distributions paid from:
Ordinary income .......................................................... $15,486,376 $15,877,296
Cost of investments .......................................................................... $610,155,489
Unrealized appreciation ........................................................................ $260,362
Unrealized depreciation ........................................................................ (53,734,147)
Net unrealized appreciation (depreciation) .......................................................... $(53,473,785)
Distributable earnings:
Undistributed ordinary income ................................................................... $15,361,460

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
23
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin U.S.
Government Securities VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S.
Government Securities VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin U.S. Government Securities VIP Fund
Tax Information (unaudited)
24
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Annual Report
Franklin U.S. Government Securities VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount s , or if subsequently determined to be different, the maximum allowable amount s , for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $2,036,824

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
25
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
28
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
29
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

781 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin U.S. Government Securities VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin VolSmart
Allocation VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 20
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 32
Tax Information 33
Board Members and Officers 34
Shareholder Information 38

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Annual Report
Franklin VolSmart Allocation VIP Fund
This annual report for Franklin VolSmart Allocation VIP Fund covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks total return (including income and capital gains) while seeking to manage volatility. Under normal
market conditions, the Fund seeks to achieve its investment
goal by allocating its assets across certain asset classes,
sectors and strategies in an attempt to produce a diversified portfolio that will generate returns, while minimizing the
expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year (volatility within the
10% target is referred to as “Target Volatility”). The Fund’s assets are primarily invested in its “core portfolio,” which is principally composed of various U.S. equity and fixed
income investments and strategies, including investments in
other mutual funds and ETFs that provide exposure to such
investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index, posted a
strong total return for the 12 months ended December 31,
2023. While inflation remained elevated in most parts of
the world, it moderated substantially, bolstering equities.
This inflationary pressure had led many of the world’s
central banks to tighten monetary policy, driving interest
rates significantly higher and pressuring economic growth.
However, monetary tightening eased as the year progressed,
and investors foresaw an end to major central banks’ rate-
hiking cycles. Equity performance varied notably by region,
as the impact of changing economic conditions differed
depending on local circumstances.
Towards the end of the 12-month period, major fixed income
sectors experienced significant spread tightening as volatility measures remained stable.
Q. How did we respond to these changing market
conditions?
A. The Fund makes use of two hedging strategies to reduce
risk during periods of market volatility: a volatility overlay for risk mitigation and a VIX-linked strategy for tail-risk
protection.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. For comparison, the
Fund’s equity benchmark, the Standard & Poor’s
®
500 Index
(S&P 500
®
), posted a +26.29% total return, while the Fund’s
fixed income benchmark, the Bloomberg U.S. Aggregate
Index, posted a +5.53% total return for the period under
review.
1
The Fund’s Blended Benchmark, a combination of
leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, posted a +17.67% total
return for the same period.
2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the leading contributors to performance?
A. The Fund’s cross-asset allocation positioning, in
aggregate, contributed to relative performance for the period.
The overweight exposure to equities had a positive impact
on relative performance as global equities advanced overall.
The Fund’s cash exposure also added value.
Fund selection within fixed income supported relative
performance. The Fund’s core bond fixed income strategy
outperformed due to its credit mix and duration positioning.
1. Source: Morningstar. Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market per-
formance. Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes
Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
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Annual Report
Franklin Income Fund contributed on an absolute basis,
though its equity exposure weighed on performance.
Q. What were the leading detractors from performance?
A. During the 12-month period, fund selection with equities
detracted from relative performance. The Franklin Rising
Dividends Strategy, the largest underlying equity strategy
in the Fund, was a significant laggard. Security selection
and allocation, particularly in the information technology
and consumer discretionary sectors, drove the strategy’s
underperformance. The Franklin Smart Beta equity strategy
also detracted due in part to its value style bias, which
underperformed growth. The Fund was short equities during
the first few months of the period. As equities rose, the
hedges had a negative impact on relative performance.
Q. Were there any significant changes to the Fund
during the reporting period?
A. In the second half of the 12-month period, we decreased
our allocations to fixed income and added to our positions in equities.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
*
12/31/23
% of Total
Net Assets
Common Stocks 68.4%
Domestic Fixed Income 22.6%
Domestic Hybrid 7.6%
Short-Term Investments & Other Net Assets 1.4%
Top 10 Holdings
12/31/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 15.3%
Franklin Income VIP Fund, Class 1 7.6%
Western Asset Core Plus Bond Fund, Class IS 7.3%
Microsoft Corp. 5.8%
Apple, Inc. 2.7%
Stryker Corp. 1.5%
Roper Technologies, Inc. 1.5%
Visa, Inc. 1.5%
UnitedHealth Group, Inc. 1.4%
Linde plc 1.3%

Performance Summary as of December 31, 2023
~
1
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. For the peri-
od beginning 5/20/22, Class 1 performance reflects no 12b-1 fee expenses, which affects future performance. Class 1 performance prior to 5/20/22 reflects historical Class 5 performance, which includes a 12b-1 fee expense of 0.15% per year.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  5
1-Year +11.78% +11.72% +11.57%
5-Year +9.66% +9.71% +9.61%
10-Year +6.04% +6.00% +6.01%

Franklin VolSmart Allocation VIP Fund
Performance Summary
5
franklintempleton.com
Annual Report
*Source: FactSet
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Standard
& Poor’s
®
500 Index (S&P 500
®
), the Bloomberg U.S. Aggregate Index and the Blended Benchmark. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)

Franklin VolSmart Allocation VIP Fund
Performance Summary
6
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
(continued)
Class 5
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. There can be no guarantee that the Fund will stay within its target volatility. There can be no guarantee that the Fund's volatility strategy will be successful, and achieving the
Fund's volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus .

Your Fund’s Expenses
Franklin VolSmart Allocation VIP Fund
7
franklintempleton.com
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,046.40 $3.35 $1,021.93 $3.31 0.65%
2 $1,000 $1,046.10 $3.35 $1,021.93 $3.31 0.65%
5 $1,000 $1,045.40 $4.12 $1,021.18 $4.07 0.80%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2023 2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $12.13 $13.60
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.25 0.17
Net realized and unrealized gains (losses) ................................................ 1.13 (0.18)
Total from investment operations ......................................................... 1.38 (0.01)
Less distributions from:
Net investment income ............................................................... (0.26) (0.25)
Net realized gains .................................................................. (0.84) (1.21)
Total distributions .................................................................... (1.10) (1.46)
Net asset value, end of year ............................................................ $12.41 $12.13
Total return
e
........................................................................ 11.78% 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 0.81% 0.81%
Expenses net of waiver and payments by affiliates
g , h
.......................................... 0.65% 0.65%
Net investment income ................................................................ 2.06% 2.20%
Supplemental data
Net assets, end of year (000’s) .......................................................... $5 $4
Portfolio turnover rate ................................................................. 22.91% 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2023.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.19 $15.57 $14.55 $12.60 $10.82
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.23 0.26 0.24 0.22
Net realized and unrealized gains (losses) ........... 1.13 (2.15) 2.19 1.86 1.70
Total from investment operations .................... 1.38 (1.92) 2.45 2.10 1.92
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.64) (0.15) —
Net realized gains ............................. (0.84) (1.21) (0.79) — (0.14)
Total distributions ............................... (1.10) (1.46) (1.43) (0.15) (0.14)
Net asset value, end of year ....................... $12.47 $12.19 $15.57 $14.55 $12.60
Total return
d
................................... 11.72% (12.13)% 17.62% 16.85% 17.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.85% 0.85% 0.88% 0.88% 1.12%
Expenses net of waiver and payments by affiliates
e,f
..... 0.65% 0.65% 0.65% 0.65% 0.90%
Net investment income ........................... 2.11% 1.71% 1.75% 1.85% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $111 $33 $48 $45 $39
Portfolio turnover rate ............................ 22.91% 37.75% 41.28% 69.19% 4.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.15 $15.52 $14.52 $12.59 $10.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.21 0.23 0.23 0.23
Net realized and unrealized gains (losses) ........... 1.13 (2.14) 2.18 1.86 1.70
Total from investment operations .................... 1.36 (1.93) 2.41 2.09 1.93
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.62) (0.16) —
Net realized gains ............................. (0.84) (1.21) (0.79) — (0.14)
Total distributions ............................... (1.08) (1.44) (1.41) (0.16) (0.14)
Net asset value, end of year ....................... $12.43 $12.15 $15.52 $14.52 $12.59
Total return
d
................................... 11.57% (12.27)% 17.36% 16.78% 17.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.00% 1.00% 1.03% 1.03% 1.02%
Expenses net of waiver and payments by affiliates
e,f
..... 0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ........................... 1.89% 1.57% 1.57% 1.70% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $159,621 $170,682 $209,784 $195,818 $185,381
Portfolio turnover rate ............................ 22.91% 37.75% 41.28% 69.19% 4.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the year ended December 31, 2023.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Shares
a
Value
a
Common Stocks 68.4%
Aerospace & Defense 1.1%
General Dynamics Corp. .............................................. 3,156 $ 819,518
RTX Corp. ........................................................ 11,256 947,080
1,766,598
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc. ............................... 548 69,706
FedEx Corp. ....................................................... 488 123,449
United Parcel Service, Inc., B .......................................... 5,919 930,644
1,123,799
Automobile Components 0.0%
†
Gentex Corp. ...................................................... 1,658 54,150
Automobiles 0.4%
a
Tesla, Inc. ......................................................... 2,834 704,192
a
Banks 1.2%
Citigroup, Inc. ...................................................... 7,359 378,547
First Citizens BancShares, Inc., A ....................................... 48 68,111
JPMorgan Chase & Co. ............................................... 8,242 1,401,964
New York Community Bancorp, Inc. ...................................... 5,808 59,416
1,908,038
Beverages 0.6%
PepsiCo, Inc. ...................................................... 5,584 948,387
Biotechnology 2.1%
AbbVie, Inc. ....................................................... 11,161 1,729,620
Amgen, Inc. ....................................................... 1,869 538,309
a
Exelixis, Inc. ....................................................... 2,477 59,423
a
Neurocrine Biosciences, Inc. ........................................... 464 61,137
a
Regeneron Pharmaceuticals, Inc. ....................................... 530 465,494
a
Vertex Pharmaceuticals, Inc. ........................................... 1,375 559,474
3,413,457
Broadline Retail 1.0%
a
Amazon.com, Inc. ................................................... 9,987 1,517,425
Macy's, Inc. ........................................................ 3,419 68,790
1,586,215
Building Products 1.3%
Armstrong World Industries, Inc. ........................................ 638 62,728
a
Builders FirstSource, Inc. ............................................. 764 127,542
Carlisle Cos., Inc. ................................................... 2,206 689,221
Fortune Brands Innovations, Inc. ........................................ 783 59,618
Johnson Controls International plc ....................................... 13,237 762,981
Lennox International, Inc. ............................................. 154 68,918
Masco Corp. ....................................................... 902 60,416
Owens Corning ..................................................... 536 79,451
Trane Technologies plc ............................................... 481 117,316
a
Trex Co., Inc. ...................................................... 761 63,003
2,091,194
Capital Markets 1.0%
Cboe Global Markets, Inc. ............................................. 348 62,139
Charles Schwab Corp. (The) ........................................... 3,694 254,147
Evercore, Inc., A .................................................... 391 66,881
LPL Financial Holdings, Inc. ........................................... 364 82,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Moody's Corp. ...................................................... 681 $ 265,971
Nasdaq, Inc. ....................................................... 14,005 814,251
Tradeweb Markets, Inc., A ............................................. 563 51,165
1,597,408
Chemicals 3.2%
Air Products and Chemicals, Inc. ........................................ 4,559 1,248,254
Albemarle Corp. .................................................... 1,817 262,520
Celanese Corp., A ................................................... 391 60,750
CF Industries Holdings, Inc. ........................................... 994 79,023
Ecolab, Inc. ........................................................ 3,690 731,911
Linde plc .......................................................... 5,165 2,121,317
LyondellBasell Industries NV, A ......................................... 1,358 129,119
NewMarket Corp. ................................................... 114 62,225
Sherwin-Williams Co. (The) ............................................ 1,328 414,203
5,109,322
Commercial Services & Supplies 1.1%
Cintas Corp. ....................................................... 1,639 987,760
a
Clean Harbors, Inc. .................................................. 324 56,541
a
Copart, Inc. ........................................................ 3,979 194,971
Republic Services, Inc., A ............................................. 942 155,345
Veralto Corp. ....................................................... 623 51,248
Waste Management, Inc. .............................................. 2,063 369,484
1,815,349
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 1,339 315,348
Cisco Systems, Inc. ................................................. 15,973 806,956
1,122,304
Construction & Engineering 0.0%
†
EMCOR Group, Inc. ................................................. 256 55,150
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 288 58,418
Consumer Finance 0.1%
OneMain Holdings, Inc. ............................................... 1,326 65,239
Synchrony Financial ................................................. 2,059 78,633
143,872
Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc., A ............................................... 2,453 56,419
Casey's General Stores, Inc. ........................................... 197 54,124
Target Corp. ....................................................... 5,395 768,356
Walmart, Inc. ...................................................... 5,173 815,523
1,694,422
Containers & Packaging 0.0%
†
Packaging Corp. of America ........................................... 325 52,946
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 448 59,154
H&R Block, Inc. ..................................................... 1,200 58,044
117,198

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. .......................................... 19,047 $ 718,072
Electric Utilities 0.2%
Pinnacle West Capital Corp. ........................................... 702 50,432
Southern Co. (The) .................................................. 4,015 281,532
331,964
Electrical Equipment 0.6%
Eaton Corp. plc ..................................................... 1,311 315,715
nVent Electric plc ................................................... 10,775 636,695
952,410
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................................. 1,235 122,425
Avnet, Inc. ........................................................ 1,069 53,878
CDW Corp. ........................................................ 274 62,286
Jabil, Inc. ......................................................... 747 95,168
Vontier Corp. ....................................................... 1,609 55,591
389,348
Energy Equipment & Services 0.0%
†
TechnipFMC plc .................................................... 2,924 58,889
Financial Services 2.5%
a
Berkshire Hathaway, Inc., B ............................................ 1,611 574,579
Mastercard, Inc., A .................................................. 2,311 985,665
MGIC Investment Corp. ............................................... 3,095 59,703
Visa, Inc., A ........................................................ 9,004 2,344,191
Western Union Co. (The) .............................................. 4,370 52,090
4,016,228
Food Products 0.9%
Ingredion, Inc. ...................................................... 525 56,979
McCormick & Co., Inc. ............................................... 8,572 586,496
Mondelez International, Inc., A .......................................... 11,065 801,438
1,444,913
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 633 73,365
National Fuel Gas Co. ................................................ 1,024 51,374
124,739
Ground Transportation 1.1%
JB Hunt Transport Services, Inc. ........................................ 2,636 526,515
Norfolk Southern Corp. ............................................... 2,742 648,154
Old Dominion Freight Line, Inc. ......................................... 433 175,508
Ryder System, Inc. .................................................. 539 62,017
a
Saia, Inc. ......................................................... 156 68,362
a
Uber Technologies, Inc. ............................................... 3,961 243,879
1,724,435
Health Care Equipment & Supplies 3.9%
Abbott Laboratories .................................................. 9,195 1,012,094
Becton Dickinson & Co. ............................................... 5,073 1,236,950
a
IDEXX Laboratories, Inc. .............................................. 366 203,148
a
Intuitive Surgical, Inc. ................................................ 1,336 450,713
Medtronic plc ...................................................... 9,080 748,010
STERIS plc ........................................................ 314 69,033

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ...................................................... 8,232 $ 2,465,155
6,185,103
Health Care Providers & Services 1.9%
Cardinal Health, Inc. ................................................. 1,413 142,430
Chemed Corp. ..................................................... 107 62,568
Encompass Health Corp. ............................................. 756 50,440
HCA Healthcare, Inc. ................................................. 967 261,748
Laboratory Corp. of America Holdings .................................... 248 56,368
McKesson Corp. .................................................... 300 138,894
a
Molina Healthcare, Inc. ............................................... 153 55,281
UnitedHealth Group, Inc. .............................................. 4,339 2,284,353
3,052,082
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,730 53,042
Hotels, Restaurants & Leisure 1.8%
a
Booking Holdings, Inc. ............................................... 184 652,688
a
Chipotle Mexican Grill, Inc., A .......................................... 107 244,705
Darden Restaurants, Inc. ............................................. 414 68,020
Domino's Pizza, Inc. ................................................. 143 58,949
a
Expedia Group, Inc. ................................................. 394 59,805
Marriott International, Inc., A ........................................... 748 168,682
McDonald's Corp. ................................................... 4,032 1,195,528
Starbucks Corp. .................................................... 2,988 286,878
Texas Roadhouse, Inc., A ............................................. 530 64,782
2,800,037
Household Durables 0.6%
DR Horton, Inc. ..................................................... 1,636 248,639
Garmin Ltd. ........................................................ 446 57,329
Lennar Corp., A ..................................................... 1,277 190,324
Lennar Corp., B .................................................... 495 66,355
a
NVR, Inc. ......................................................... 16 112,007
PulteGroup, Inc. .................................................... 1,168 120,561
Toll Brothers, Inc. ................................................... 732 75,242
a
TopBuild Corp. ..................................................... 192 71,858
942,315
Household Products 1.6%
Colgate-Palmolive Co. ............................................... 9,181 731,818
Procter & Gamble Co. (The) ........................................... 12,345 1,809,036
Spectrum Brands Holdings, Inc. ........................................ 660 52,648
2,593,502
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................................ 1,721 66,293
Industrial Conglomerates 1.1%
General Electric Co. ................................................. 3,957 505,032
Honeywell International, Inc. ........................................... 6,037 1,266,019
1,771,051
Industrial REITs 0.1%
EastGroup Properties, Inc. ............................................ 308 56,530

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial REITs (continued)
STAG Industrial, Inc. ................................................. 1,507 $ 59,165
115,695
Insurance 0.9%
Aflac, Inc. ......................................................... 1,246 102,795
a
Arch Capital Group Ltd. ............................................... 1,631 121,134
Arthur J Gallagher & Co. .............................................. 899 202,167
Assurant, Inc. ...................................................... 322 54,254
Erie Indemnity Co., A ................................................. 1,434 480,275
Loews Corp. ....................................................... 775 53,932
Marsh & McLennan Cos., Inc. .......................................... 1,625 307,889
Primerica, Inc. ...................................................... 267 54,938
Reinsurance Group of America, Inc. ..................................... 382 61,800
1,439,184
Interactive Media & Services 1.9%
a
Alphabet, Inc., A .................................................... 7,802 1,089,861
a
Alphabet, Inc., C .................................................... 6,683 941,835
a
Meta Platforms, Inc., A ............................................... 2,631 931,269
2,962,965
IT Services 1.5%
Accenture plc, A .................................................... 4,565 1,601,904
a
Akamai Technologies, Inc. ............................................. 508 60,122
Cognizant Technology Solutions Corp., A .................................. 1,665 125,757
a
Gartner, Inc. ....................................................... 159 71,727
International Business Machines Corp. ................................... 3,117 509,785
2,369,295
Life Sciences Tools & Services 1.1%
Danaher Corp. ..................................................... 2,746 635,260
a
ICON plc .......................................................... 202 57,180
a
Medpace Holdings, Inc. ............................................... 221 67,743
West Pharmaceutical Services, Inc. ...................................... 2,985 1,051,078
1,811,261
Machinery 1.6%
Allison Transmission Holdings, Inc. ...................................... 887 51,579
Caterpillar, Inc. ..................................................... 1,580 467,159
Donaldson Co., Inc. ................................................. 4,950 323,482
Dover Corp. ....................................................... 4,570 702,912
Illinois Tool Works, Inc. ............................................... 1,324 346,809
ITT, Inc. .......................................................... 497 59,302
Lincoln Electric Holdings, Inc. .......................................... 288 62,628
Oshkosh Corp. ..................................................... 550 59,626
a
PACCAR, Inc. ...................................................... 2,811 274,494
Parker-Hannifin Corp. ................................................ 276 127,153
Pentair plc ........................................................ 810 58,895
Snap-on, Inc. ...................................................... 250 72,210
2,606,249
Media 0.4%
Comcast Corp., A ................................................... 13,949 611,664
New York Times Co. (The), A ........................................... 1,153 56,485
668,149

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining 0.4%
Nucor Corp. ....................................................... 1,352 $ 235,302
Reliance Steel & Aluminum Co. ......................................... 320 89,497
Southern Copper Corp. ............................................... 686 59,044
Steel Dynamics, Inc. ................................................. 930 109,833
United States Steel Corp. ............................................. 1,698 82,608
576,284
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 5,310 56,711
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,660 151,010
Public Service Enterprise Group, Inc. .................................... 1,034 63,229
214,239
Office REITs 0.2%
Cousins Properties, Inc. .............................................. 2,351 57,247
Kilroy Realty Corp. .................................................. 1,504 59,919
NET Lease Office Properties ........................................... 3,272 60,467
Vornado Realty Trust ................................................. 2,341 66,133
243,766
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Corp. .............................................. 4,114 51,548
Chesapeake Energy Corp. ............................................ 676 52,011
Chevron Corp. ..................................................... 4,420 659,287
EOG Resources, Inc. ................................................ 4,167 503,999
Exxon Mobil Corp. ................................................... 4,328 432,713
Marathon Petroleum Corp. ............................................ 2,093 310,518
Ovintiv, Inc. ........................................................ 1,239 54,417
Phillips 66 ......................................................... 1,958 260,688
Pioneer Natural Resources Co. ......................................... 745 167,536
a
Southwestern Energy Co. ............................................. 8,265 54,136
Valero Energy Corp. ................................................. 1,583 205,790
2,752,643
Pharmaceuticals 2.7%
Eli Lilly & Co. ...................................................... 1,525 888,953
Johnson & Johnson ................................................. 12,088 1,894,673
Merck & Co., Inc. ................................................... 8,281 902,795
Organon & Co. ..................................................... 4,694 67,687
Pfizer, Inc. ......................................................... 9,604 276,499
Zoetis, Inc., A ...................................................... 1,518 299,608
4,330,215
Professional Services 0.2%
Broadridge Financial Solutions, Inc. ...................................... 444 91,353
Leidos Holdings, Inc. ................................................. 511 55,311
Robert Half, Inc. .................................................... 667 58,642
Science Applications International Corp. .................................. 465 57,809
263,115
Retail REITs 0.2%
NNN REIT, Inc. ..................................................... 1,382 59,564
Simon Property Group, Inc. ............................................ 1,494 213,104
Spirit Realty Capital, Inc. .............................................. 1,410 61,603
334,271

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc. ................................................. 6,897 $ 1,369,468
Applied Materials, Inc. ................................................ 4,318 699,818
Broadcom, Inc. ..................................................... 1,116 1,245,735
Intel Corp. ......................................................... 14,011 704,053
KLA Corp. ......................................................... 749 435,394
Lam Research Corp. ................................................. 700 548,282
Microchip Technology, Inc. ............................................ 2,449 220,851
NVIDIA Corp. ...................................................... 2,533 1,254,392
QUALCOMM, Inc. ................................................... 5,253 759,741
Skyworks Solutions, Inc. .............................................. 664 74,647
Texas Instruments, Inc. ............................................... 11,549 1,968,643
9,281,024
Software 9.3%
a
Adobe, Inc. ........................................................ 1,422 848,365
a
Cadence Design Systems, Inc. ......................................... 1,385 377,233
a
Crowdstrike Holdings, Inc., A ........................................... 465 118,724
a
Dropbox, Inc., A .................................................... 1,993 58,754
a
Fair Isaac Corp. .................................................... 118 137,353
Intuit, Inc. ......................................................... 604 377,518
a
Manhattan Associates, Inc. ............................................ 354 76,223
Microsoft Corp. ..................................................... 24,455 9,196,058
Oracle Corp. ....................................................... 6,542 689,723
a
Palo Alto Networks, Inc. .............................................. 674 198,749
Roper Technologies, Inc. .............................................. 4,491 2,448,359
a
Synopsys, Inc. ..................................................... 712 366,616
14,893,675
Specialized REITs 0.2%
EPR Properties ..................................................... 1,217 58,963
Gaming and Leisure Properties, Inc. ..................................... 1,259 62,132
Public Storage ..................................................... 691 210,755
331,850
Specialty Retail 2.0%
a
AutoNation, Inc. .................................................... 340 51,061
Lowe's Cos., Inc. .................................................... 4,897 1,089,828
Murphy USA, Inc. ................................................... 170 60,615
a
O'Reilly Automotive, Inc. .............................................. 301 285,974
Penske Automotive Group, Inc. ......................................... 329 52,808
Ross Stores, Inc. ................................................... 7,752 1,072,799
TJX Cos., Inc. (The) ................................................. 5,089 477,399
Williams-Sonoma, Inc. ............................................... 388 78,291
3,168,775
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc. ........................................................ 22,546 4,340,781
Hewlett Packard Enterprise Co. ......................................... 6,634 112,645
HP, Inc. ........................................................... 4,645 139,768
NetApp, Inc. ....................................................... 1,135 100,062
4,693,256
Textiles, Apparel & Luxury Goods 0.6%
a
Deckers Outdoor Corp. ............................................... 109 72,859
NIKE, Inc., B ....................................................... 8,109 880,394
953,253

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares
a
Value
a
Common Stocks
(continued)
Tobacco 0.7%
Altria Group, Inc. .................................................... 9,912 $ 399,850
Philip Morris International, Inc. ......................................... 7,098 667,780
1,067,630
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................................... 1,806 116,975
MSC Industrial Direct Co., Inc., A ........................................ 537 54,377
United Rentals, Inc. .................................................. 306 175,466
Watsco, Inc. ....................................................... 170 72,840
WW Grainger, Inc. ................................................... 1,379 1,142,763
1,562,421
Total Common Stocks (Cost $64,758,103) ......................................
109,282,768
a
Investments In Underlying Funds 30.2%
Domestic Fixed Income 22.6%
b
Franklin U.S. Core Bond ETF .......................................... 1,128,200 24,391,684
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,222,047 11,707,211
36,098,895
Domestic Hybrid 7.6%
b
Franklin Income VIP Fund, Class 1 ...................................... 807,755 12,043,626
Total Investments In Underlying Funds (Cost $55,532,050) .......................
48,142,521
Total Long Term Investments (Cost $120,290,153) ...............................
157,425,289
a
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .................. 2,608,818 2,608,818
Total Money Market Funds (Cost $2,608,818) ...................................
2,608,818
Total Short Term Investments (Cost $2,608,818 ) .................................
2,608,818
a
Total Investments (Cost $122,898,971) 100.2% ..................................
$160,034,107
Other Assets, less Liabilities (0.2)% ...........................................
(298,218)
Net Assets 100.0% ...........................................................
$159,735,889
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
At December 31, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 2/26/24 4,000,000 $ (986)
Total Return Swap Contracts .................................................................... $(986)
*
In U.S. dollars unless otherwise indicated.
See Note 7 regarding other derivative information.
See Abbreviations on page 31 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $64,758,103
Cost - Non-controlled affiliates (Note 3e) ........................................................ 58,140,868
Value - Unaffiliated issuers .................................................................. $109,282,768
Value - Non- controlled affiliates (Note 3e) ....................................................... 50,751,339
Cash .................................................................................... 12,456
Receivables:
Capital shares sold ........................................................................ 3,272
Dividends and interest ..................................................................... 101,426
Total assets .......................................................................... 160,151,261
Liabilities:
Payables:
Investment securities purchased .............................................................. 116,670
Capital shares redeemed ................................................................... 124,810
Management fees ......................................................................... 85,653
Distribution fees .......................................................................... 20,195
Professional fees ......................................................................... 59,458
Trustees' fees and expenses ................................................................. 219
Unrealized depreciation on OTC swap contracts .................................................... 986
Accrued expenses and other liabilities ........................................................... 7,381
Total liabilities ......................................................................... 415,372
Net assets, at value ................................................................. $159,735,889
Net assets consist of:
Paid-in capital ............................................................................. $118,307,800
Total distributable earnings (losses) ............................................................. 41,428,089
Net assets, at value ................................................................. $159,735,889
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,563
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share ............................................. $12.41
Class 2:
Net assets, at value ....................................................................... $110,669
Shares outstanding ........................................................................ 8,874
Net asset value and maximum offering price per share ............................................. $12.47
Class 5:
Net assets, at value ....................................................................... $159,620,657
Shares outstanding ........................................................................ 12,839,497
Net asset value and maximum offering price per share ............................................. $12.43

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $152)
Unaffiliated issuers ........................................................................ $2,012,885
Non- controlled affiliates (Note 3e ) ............................................................. 2,349,277
Interest:
Unaffiliated issuers ........................................................................ 31,553
Total investment income ................................................................... 4,393,715
Expenses:
Management fees (Note 3 a ) ................................................................... 1,308,445
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 245,272
Custodian fees (Note 4 ) ...................................................................... 4,891
Reports to shareholders fees .................................................................. 3,890
Professional fees ........................................................................... 75,303
Trustees' fees and expenses .................................................................. 1,593
Other .................................................................................... 3,103
Total expenses ......................................................................... 1,642,497
Expense reductions (Note 4 ) ............................................................... (40)
Expenses waived/paid by affiliates (Note 3e and 3f ) .............................................. (335,293)
Net expenses ......................................................................... 1,307,164
Net investment income ................................................................ 3,086,551
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,346,437
Non- controlled affiliates (Note 3e ) ........................................................... (1,898,045)
Foreign currency transactions ................................................................ (2)
Futures contracts ......................................................................... (529,756)
Swap contracts ........................................................................... (9,969)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 799,950
Net realized gain (loss) .................................................................. 3,708,615
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,695,254
Non- controlled affiliates (Note 3e ) ........................................................... 2,131,970
Futures contracts ......................................................................... (1,801,411)
Swap contracts ........................................................................... (2)
Net change in unrealized appreciation (depreciation) ............................................ 11,025,811
Net realized and unrealized gain (loss) ............................................................ 14,734,426
Net increase (decrease) in net assets resulting from operations .......................................... $17,820,977

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin VolSmart Allocation VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,086,551 $2,825,092
Net realized gain (loss) ................................................. 3,708,615 9,030,798
Net change in unrealized appreciation (depreciation) ........................... 11,025,811 (37,121,635)
Net increase (decrease) in net assets resulting from operations ................ 17,820,977 (25,265,745)
Distributions to shareholders:
Class 1 ............................................................. (402) (536)
Class 2 ............................................................. (2,944) (3,925)
Class 5 ............................................................. (14,013,933) (18,414,714)
Total distributions to shareholders .......................................... (14,017,279) (18,419,175)
Capital share transactions: (Note 2 )
Class 1 ............................................................. — 5,000
Class 2 ............................................................. 74,884 (5,000)
Class 5 ............................................................. (14,862,425) 4,572,930
Total capital share transactions ............................................ (14,787,541) 4,572,930
Net increase (decrease) in net assets ................................... (10,983,843) (39,111,990)
Net assets:
Beginning of year ....................................................... 170,719,732 209,831,722
End of year ........................................................... $159,735,889 $170,719,732

Franklin Templeton Variable Insurance Products Trust
23
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The
Trust follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin VolSmart
Allocation VIP Fund (Fund) is included in this report. The
Fund invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton
(FT Underlying Funds). Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2023, 98.1% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 5. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
franklintempleton.com
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2023, the Fund had OTC
derivatives in a net liability position of $986.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. At December 31,
2023, the Fund had no futures contracts.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
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Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
a
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— 368 $5,000
Net increase (decrease) .......................... — $— 368 $5,000
Class 2 Shares:
Shares sold ................................... 6,182 $74,924 — $—
Shares redeemed ............................... (3) (40) (366) (5,000)
Net increase (decrease) .......................... 6,179 $74,884 (366) $(5,000)
Class 5 Shares:
Shares sold ................................... 707,720 $8,518,306 1,453,858 $18,425,871
Shares issued in reinvestment of distributions .......... 1,184,610 14,013,933 1,550,060 18,414,714
Shares redeemed ............................... (3,103,202) (37,394,664) (2,469,708) (32,267,655)
Net increase (decrease) .......................... (1,210,872) $(14,862,425) 534,210 $4,572,930
a
For the period May 20, 2022 (effective date) to December 31, 2022 for Class 1.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
28
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Franklin VolSmart Allocation VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the year ended December 31, 2023, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 13,893,295 $ 1,494,507 $ (2,885,400) $ (412,904) $ (45,872) $ 12,043,626 807,755 $ 1,494,507
a
Franklin U.S. Core Bond ETF ... 27,245,261 — (3,324,841) (781,508) 1,252,772 24,391,684 1,128,200 904,548
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ...... 5,320,470 31,727,851 (34,439,503) — — 2,608,818 2,608,818 186,808
Western Asset Core Plus Bond
Fund, Class IS ............ 13,168,638 562,080 (2,244,944) (703,633) 925,070 11,707,211 1,222,047 563,364
Total Affiliated Securities .... $59,627,664 $33,784,438 $(42,894,688) $(1,898,045) $2,131,970 $50,751,339 $3,149,227
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in Statement of Operations.
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
29
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Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective June 12, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated $36,589,543 and $58,576,485, respectively.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $3,075,035 $4,908,576
Long term capital gain ...................................................... 10,942,244 13,510,599
$14,017,279 $18,419,175
Cost of investments .......................................................................... $123,577,106
Unrealized appreciation ........................................................................ $45,083,276
Unrealized depreciation ........................................................................ (8,627,261)
Net unrealized appreciation (depreciation) .......................................................... $36,456,015
Distributable earnings:
Undistributed ordinary income ................................................................... $2,836,301
Undistributed long term capital gains .............................................................. 2,135,774
Total distributable earnings ..................................................................... $4,972,075

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
30
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Franklin VolSmart Allocation VIP Fund
(continued)
7. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of futures contracts and swap contracts represented $10,914,134 and $4,000,000, respectively.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Unrealized appreciation on OTC
swap contracts
$ — Unrealized depreciation on OTC
swap contracts
$ 986
Total .................... $— $986
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity c ontracts ..............
Futures contracts $(529,756) Futures contracts $(1,801,411)
Swap contracts (9,969) Swap contracts (2)
Total ....................... $(539,725) $(1,801,413)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
31
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Franklin VolSmart Allocation VIP Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 109,282,768 $ — $ — $ 109,282,768
Investments in Underlying Funds and Exchange
Traded Funds ........................... 48,142,521 — — 48,142,521
Short Term Investments ................... 2,608,818 — — 2,608,818
Total Investments in Securities ........... $160,034,107 $— $— $160,034,107
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $— $986 $— $986
Total Other Financial Instruments ......... $— $986 $— $986
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
32
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin VolSmart
Allocation VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
VolSmart Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
33
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Annual Report
Franklin VolSmart Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $10,942,244
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,773,972

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
34
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
35
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
36
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
37
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
38
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

7792 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin VolSmart Allocation VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Templeton
Developing Markets
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 28
Tax Information 29
Board Members and Officers 30
Shareholder Information 34

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Annual Report
1. Source: Morningstar. MSCI Emerging Markets (EM) Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market perfor-
mance of global emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
Templeton Developing Markets VIP Fund
This annual report for Templeton Developing Markets VIP
Fund covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks Long-term capital appreciation. We
employ a fundamental research-driven, long-term approach,
focusing on companies with sustainable earnings power at a
discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook,
balance sheet strength, cash flow trends and asset value in
relation to the current price of the company’s securities. The investment manager also focuses on incorporating ESG
factors throughout the investment process, including the
Fund’s security selection and portfolio construction process.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Emerging market equities ended 2023 with positive
returns. Several tailwinds within the year—receding
inflation trends, easing/neutral monetary policies in major
emerging markets and a bottoming of the technology cycle—
overshadowed pockets of negative sentiment from events
such as a liquidity crisis in the banking sector in developed markets and a weaker-than-expected post-COVID recovery
in China. Guidance from the U.S. Federal Reserve (Fed) that
interest rates may begin to decline in 2024 further boosted
market sentiment late in the year.
Latin America was the top performing emerging market
region in 2023, driven by solid returns in Brazil and Mexico.
Brazilian equities reacted favorably to improvements in its
macroeconomic environment including lower inflation and
the commencement of an interest rate-easing cycle. In Asia,
Taiwan and South Korea led performances. A positive
outlook stemming from artificial intelligence-fueled growth
and expectations of a recovery in the semiconductor industry helped both the technology-heavy markets. In the emerging
Europe, Middle East and Africa region, Eastern European
markets outperformed.
Conversely, China and Thailand lagged its emerging market
peers, ending the year with declines. Concerns around
China’s slow consumption recovery and property sector
woes eclipsed gains from government stimulus to shore up
the economy and positive regulatory developments within
the technology sector. In Thailand, a weaker-than-expected
recovery in economic growth and tourist arrivals weighed on
the market.
Q. How did we respond to these changing market
conditions?
A. Our investment strategy employs a bottom-up, research-
driven approach focused on identifying long-term earnings
power at a discount to intrinsic value. Our opportunity lies in identifying companies for which the market underestimates
or misprices the probability, magnitude, or timing of its
long-term earnings power. Market and sector weightings
are a residual of our bottom-up stock selection process,
and we always seek to ensure the portfolio is appropriately
diversified based on our professional judgment.
Our portfolio construction process seeks to build a research-
driven, high-conviction portfolio that is primarily driven by company specific factors and focused on the long term.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the MSCI Emerging Markets (EM)
Index-NR, posted a +9.83% total return for the same period.
1
Please note, index performance numbers are for reference
and we do not attempt to track an index but rather undertake investments on the basis of fundamental research.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Geographic Composition
12/31/23
% of Total
Net Assets
Asia 77.4%
Latin America & Caribbean 13.2%
North America 3.2%
Europe 2.8%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 2.2%

Templeton Developing Markets VIP Fund

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Annual Report
Q. What were the leading contributors to performance?
A. During the 12 months under review, key contributors
to the Fund’s absolute performance included Taiwan
Semiconductor Manufacturing (TSMC), Samsung Electronics
and Petroleo Brasileiro (Petrobras).
TSMC is the world’s largest foundry semiconductor
company. Its chips are used in a wide variety of solutions
including personal computers, automotive and industrial
equipment and phones. Samsung Electronics is one of the
largest memory semiconductor manufacturers in the world. It
also manufactures a wide range of consumer and industrial
electronics and equipment. An optimistic outlook coupled
with better-than-expected third-quarter net profit supported the shares of both companies. Expectations of healthy
revenue growth driven by a recovery in the demand for
smartphones and personal computers, alongside an artificial
intelligence (AI)-induced boost, further supported sentiment in the stocks.
Petrobras is a Brazilian energy company engaged in the
exploration, production, and distribution of oil and gas.
Shares generally remained on an upward trend over most of
the year. The company announced a new shareholder return
policy and also raised gasoline and diesel prices, which
alleviated some concerns regarding its capital allocation and pricing policy. A broad recovery for Brazilian equities further supported the stock price. We continue to prefer Petrobras
in the oil and gas sector, given its large cash generation and high dividend yields.
At a sector level, financials, information technology, and
energy were among the top contributors to absolute
performance. Market-wise, Taiwan, South Korea and Brazil
were leading contributors on an absolute basis.
Q. What were the leading detractors from performance?
A. During the 12 months under review, key detractors from
the Fund’s absolute performance included Guangzhou
Tinci Materials Technology (Tinci), Samsung SDI and China
Merchants Bank.
Tinci is a China-based producer of electrolytes for electric vehicle (EV) batteries. Slower growth in EV demand as
well as higher competition driven by an increase in industry capacity for electrolytes and declining lithium prices
impacted shares. We remain constructive about Tinci’s
prospects as robust demand for batteries needed for EVs
and energy storage—two of the fastest growing parts of the
global economy—should allow it to deliver strong earnings
over the medium term. The company is vertically integrated,
and we believe it is cost competitive.
Samsung SDI is a leading manufacturer of lithium-ion
batteries for EVs, energy storage and information technology devices. Its share price declined along with other EV-related names on concerns of slower-than-expected demand
growth. However, we remain optimistic on the medium-
term structural growth for EVs and expect Samsung SDI to
achieve sustainable growth from a combination of robust
EV battery demand globally as well as a recovery of its
electronic materials segment.
Shares in Chinese commercial bank, China Merchants
Bank were impacted by weaker loan growth, pressure
on net interest margin as the government continues to
implement policy measures to support the economy, and
weak fee income due to volatile capital markets and poor
Top 10 Countries
12/31/23
a
% of Total
Net Assets
a a
China 23.5%
South Korea 20.1%
Taiwan 15.4%
India 12.9%
Brazil 9.7%
United States 3.2%
Thailand 2.4%
Mexico 2.3%
Hong Kong 2.0%
Hungary 1.2%
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 10.9%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 5.9%
Technology Hardware, Storage & Peripherals,
South Korea
ICICI Bank Ltd. 5.4%
Banks, India
Alibaba Group Holding Ltd. 4.3%
Broadline Retail, China
Tencent Holdings Ltd. 3.4%
Interactive Media & Services, China
Petroleo Brasileiro SA 3.2%
Oil, Gas & Consumable Fuels, Brazil
NAVER Corp. 3.1%
Interactive Media & Services, South Korea
Prosus NV 2.8%
Broadline Retail, China
LG Corp. 2.6%
Industrial Conglomerates, South Korea
Samsung Life Insurance Co. Ltd. 2.6%
Insurance, South Korea

Templeton Developing Markets VIP Fund

franklintempleton.com
Annual Report
investor risk appetite. Coupled with increasingly attractive valuations as a result of share price decline, we believe that the bank’s strong market share in retail banking and wealth
management makes it well positioned relatively to benefit
from a recovery in consumer confidence.
At a sector level, consumer staples, consumer discretionary
and real estate detracted from absolute performance.
Geographically, China, Thailand and Cambodia were among
the top detractors on an absolute basis.
Q. Were there any significant changes to the Fund
during the reporting period?
A. We did not make any significant changes to the Fund’s
investment process over the reporting period. As always,
changes in the portfolio’s positions and market/sector
weights are the result of our bottom-up stock selection
process, rather than any macro themes.
In the past 12 months, we increased the Fund’s holdings
the most in China/Hong Kong, Mexico and Hungary as we
continued to identify companies with long-term earnings
power trading at a discount to their intrinsic worth. In terms of sectors, additions were made in health care, industrials
and financials.
In contrast, the Fund reduced its investments in Taiwan,
South Korea and Brazil in favor of opportunities that
we found more compelling. Sectors which experienced
the largest sales were materials, consumer staples and
communication services.
Thank you for your participation in Templeton Developing
Markets VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Templeton Developing Markets VIP Fund
5
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +12.77% +12.62% +12.54%
5-Year +4.45% +4.22% +4.11%
10-Year +2.58% +2.32% +2.22%

Templeton Developing Markets VIP Fund
Performance Summary
6
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Annual Report
*Source: FactSet
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the MSCI
Emerging Markets (EM) Index-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1 (12/31/13–12/31/23)
Class 2 (12/31/13–12/31/23)

Templeton Developing Markets VIP Fund
Performance Summary
7
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4 (12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the
Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's portfolio. The extent and duration of
Russia's military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund's performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Your Fund’s Expenses
Templeton Developing Markets VIP Fund
8
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,038.80 $5.62 $1,019.70 $5.56 1.09%
2 $1,
000
$1,037.80 $6.90 $1,018.44 $6.83 1.34%
4 $1,000 $1,037.50 $7.41 $1,017.93 $7.34 1.44%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.53 $10.76 $11.73 $10.80 $8.62
Income from investment operations
a
:
Net investment income
b
......................... 0.21
c
0.20 0.10 0.07 0.18
Net realized and unrealized gains (losses) ........... 0.76 (2.52) (0.70) 1.57 2.12
Total from investment operations .................... 0.97 (2.32) (0.60) 1.64 2.30
Less distributions from:
Net investment income .......................... (0.19) (0.26) (0.13) (0.45) (0.12)
Net realized gains ............................. (0.01) (0.65) (0.24) (0.26) —
Total distributions ............................... (0.20) (0.91) (0.37) (0.71) (0.12)
Net asset value, end of year ....................... $8.30 $7.53 $10.76 $11.73 $10.80
Total return
d
................................... 12.77% (21.70)% (5.51)% 17.39% 26.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.06% 1.19% 1.19% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.09% 1.05% 1.19%
e
1.19%
e
1.15%
e
Net investment income ........................... 2.62%
c
2.39% 0.82% 0.73% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $71,691 $66,115 $83,269 $89,165 $97,271
Portfolio turnover rate ............................ 25.99% 27.39% 19.35% 11.60% 18.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.46 $10.67 $11.64 $10.71 $8.54
Income from investment operations
a
:
Net investment income
b
......................... 0.19
c
0.17 0.07 0.05 0.15
Net realized and unrealized gains (losses) ........... 0.76 (2.50) (0.69) 1.56 2.11
Total from investment operations .................... 0.95 (2.33) (0.62) 1.61 2.26
Less distributions from:
Net investment income .......................... (0.17) (0.23) (0.11) (0.42) (0.09)
Net realized gains ............................. (0.01) (0.65) (0.24) (0.26) —
Total distributions ............................... (0.18) (0.88) (0.35) (0.68) (0.09)
Net asset value, end of year ....................... $8.23 $7.46 $10.67 $11.64 $10.71
Total return
d
................................... 12.62% (21.98)% (5.74)% 17.18% 26.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.31% 1.44% 1.45% 1.40%
Expenses net of waiver and payments by affiliates ....... 1.34% 1.30% 1.44%
e
1.44% 1.40%
e
Net investment income ........................... 2.38%
c
2.13% 0.57% 0.49% 1.58%
Supplemental data
Net assets, end of year (000’s) ..................... $179,472 $164,648 $215,977 $241,104 $231,645
Portfolio turnover rate ............................ 25.99% 27.39% 19.35% 11.60% 18.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.67%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.53 $10.73 $11.71 $10.77 $8.59
Income from investment operations
a
:
Net investment income
b
......................... 0.18
c
0.17 0.05 0.04 0.15
Net realized and unrealized gains (losses) ........... 0.76 (2.51) (0.70) 1.57 2.11
Total from investment operations .................... 0.94 (2.34) (0.65) 1.61 2.26
Less distributions from:
Net investment income .......................... (0.16) (0.21) (0.09) (0.41) (0.08)
Net realized gains ............................. (0.01) (0.65) (0.24) (0.26) —
Total distributions ............................... (0.17) (0.86) (0.33) (0.67) (0.08)
Net asset value, end of year ....................... $8.30 $7.53 $10.73 $11.71 $10.77
Total return
d
................................... 12.54% (22.00)% (5.90)% 17.05% 26.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.45% 1.41% 1.54% 1.54% 1.50%
Expenses net of waiver and payments by affiliates ....... 1.44% 1.40% 1.54%
e
1.54%
e
1.50%
e
Net investment income ........................... 2.26%
c
2.01% 0.46% 0.44% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $4,018 $3,444 $4,846 $5,518 $5,590
Portfolio turnover rate ............................ 25.99% 27.39% 19.35% 11.60% 18.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Templeton Developing Markets VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a Industry Shares a Value
a
Common Stocks 90.4%
Brazil 2.3%
a
Hypera SA ..................... Pharmaceuticals 103,087 $ 760,133
TOTVS SA ..................... Software 135,185 938,569
Vale SA ........................ Metals & Mining 261,048 4,139,130
5,837,832
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 428,489
Chile 0.9%
Banco Santander Chile, ADR ....... Banks 113,339 2,208,977
China 23.5%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 1,068,585 10,292,598
b
Alibaba Group Holding Ltd., ADR .... Broadline Retail 8,158 632,327
c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 438,417
a,b
Baidu, Inc., A .................... Interactive Media & Services 272,655 4,058,486
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 256,500 693,652
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 4,458,328 2,483,114
Chervon Holdings Ltd. ............. Household Durables 132,261 403,950
China Merchants Bank Co. Ltd., H .... Banks 1,214,803 4,225,484
d
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 2,844,315 619,824
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 476,222
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,422 757,858
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 54,018 1,436,879
c,d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 197,475
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 850,448 3,003,088
Haier Smart Home Co. Ltd., D ....... Household Durables 836,125 1,032,099
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 682,135 1,055,683
b
JD.com, Inc., A .................. Broadline Retail 11,027 159,255
a,b,c
Meituan Dianping , B, 144A, Reg S ... Hotels, Restaurants & Leisure 128,959 1,353,834
b
NetEase, Inc. ................... Entertainment 112,770 2,034,433
Ping An Bank Co. Ltd., A ........... Banks 689,322 911,775
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 501,906 2,272,148
Prosus NV ..................... Broadline Retail 236,081 7,033,830
b
Tencent Holdings Ltd. ............. Interactive Media & Services 230,966 8,719,589
a,b
Tencent Music Entertainment Group,
ADR ........................ Entertainment 79,381 715,223
Uni-President China Holdings Ltd. .... Food Products 2,491,705 1,772,824
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 306,139 349,174
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 732,438 2,770,107
59,899,348
Hong Kong 2.0%
Techtronic Industries Co. Ltd. ....... Machinery 421,186 5,018,181
Hungary 1.2%
Richter Gedeon Nyrt . ............. Pharmaceuticals 119,246 3,007,964
India 12.9%
ACC Ltd. ....................... Construction Materials 58,772 1,560,647

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Bajaj Holdings & Investment Ltd. ..... Financial Services 21,931 $ 2,021,681
Federal Bank Ltd. ................ Banks 1,048,123 1,965,090
HDFC Bank Ltd. ................. Banks 238,811 4,889,679
Hindalco Industries Ltd. ............ Metals & Mining 114,818 846,862
ICICI Bank Ltd. .................. Banks 1,149,460 13,735,197
Infosys Ltd. ..................... IT Services 179,510 3,322,667
a
One 97 Communications Ltd. ....... Financial Services 357,991 2,730,394
a
PB Fintech Ltd. .................. Insurance 37,931 361,852
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 947,222 1,405,878
32,839,947
Indonesia 0.6%
Astra International Tbk . PT ......... Industrial Conglomerates 4,089,572 1,499,733
Italy 0.5%
a,c
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 47,980 1,351,023
Mexico 2.2%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 526,776 5,297,387
a,c
Nemak SAB de CV, 144A, Reg S .... Automobile Components 1,928,563 470,201
5,767,588
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,913 985,840
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 428,462 1,009,002
Russia 0.0%
e,f
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
e,f
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 0.8%
Netcare Ltd. .................... Health Care Providers & Services 2,541,806 1,978,876
South Korea 20.1%
Doosan Bobcat, Inc. .............. Machinery 67,639 2,620,601
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 49,892 1,484,317
a
KT Skylife Co. Ltd. ............... Media 92,351 421,497
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 44,107 2,204,480
a
LG Chem Ltd. ................... Chemicals 1,569 600,230
a
LG Corp. ....................... Industrial Conglomerates 100,725 6,657,621
NAVER Corp. ................... Interactive Media & Services 46,558 8,012,183
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 247,950 14,968,888
a
Samsung Life Insurance Co. Ltd. ..... Insurance 123,764 6,585,692
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 14,288 5,174,168
a
Soulbrain Co. Ltd. ................ Chemicals 10,743 2,510,856
51,240,533
Taiwan 15.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,060,832 3,610,201
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 190,710 6,298,970
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,446,539 27,740,080

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 88,913 $ 1,726,941
39,376,192
Thailand 2.4%
Kasikornbank PCL ............... Banks 886,285 3,471,980
Kiatnakin Phatra Bank PCL ......... Banks 549,194 800,991
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 795,361
Thai Beverage PCL ............... Beverages 2,633,906 1,047,448
6,115,780
United Arab Emirates 0.4%
Emirates Central Cooling Systems Corp. Water Utilities 2,486,790 1,123,973
United Kingdom 1.1%
Unilever plc ..................... Personal Care Products 59,576 2,884,474
United States 3.1%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 56,046 4,233,154
Genpact Ltd. .................... Professional Services 110,736 3,843,647
8,076,801
Total Common Stocks (Cost $192,900,826) .....................................
230,650,553
a
Preferred Stocks 7.4%
Brazil 7.4%
d
Banco Bradesco SA, ADR .......... Banks 1,492,823 5,224,880
Itau Unibanco Holding SA, ADR ..... Banks 804,099 5,588,488
g
Petroleo Brasileiro SA, 15.8% ....... Oil, Gas & Consumable Fuels 1,055,069 8,058,687
18,872,055
Total Preferred Stocks (Cost $13,331,524) ......................................
18,872,055
a a a a a
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $206,232,350) ...............................
249,522,608
Short Term Investments 2.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.5%
United States 2.5%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 6,253,326 6,253,326
Total Money Market Funds (Cost $6,253,326) ...................................
6,253,326

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
See Abbreviations on page 27 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
j
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 47,337 $ 47,337
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$47,337) ....................................................................
47,337
a a a a a
Total Short Term Investments (Cost $6,300,663 ) .................................
6,300,663
a a a
Total Investments (Cost $212,533,013) 100.3% ..................................
$255,823,271
Other Assets, less Liabilities (0.3)% ...........................................
(641,665)
Net Assets 100.0% ...........................................................
$255,181,606
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
December 31, 2023, the aggregate value of these securities was $27,965,745, representing 11.0% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $6,581,057, representing 2.6% of net assets.
d
A portion or all of the security is on loan at December 31, 2023. See Note 1(c).
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
See Note 6 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $206,232,350
Cost - Non-controlled affiliates (Note 3e) ........................................................ 6,300,663
Value - Unaffiliated issuers (Includes securities loaned of $1,182,016) .................................. $249,522,608
Value - Non-controlled affiliates (Note 3e ) ....................................................... 6,300,663
Foreign currency, at value (cost $78,713) ......................................................... 78,713
Receivables:
Investment securities sold ................................................................... 154,617
Capital shares sold ........................................................................ 124,014
Dividends ............................................................................... 1,371,215
Total assets .......................................................................... 257,551,830
Liabilities:
Payables:
Investment securities purchased .............................................................. 74,417
Capital shares redeemed ................................................................... 109,969
Management fees ......................................................................... 217,564
Distribution fees .......................................................................... 37,971
Trustees' fees and expenses ................................................................. 282
Payable upon return of securities loaned (Note 1 c ) .................................................. 47,337
Deferred tax ............................................................................... 1,760,672
Accrued expenses and other liabilities ........................................................... 122,012
Total liabilities ......................................................................... 2,370,224
Net assets, at value ................................................................. $255,181,606
Net assets consist of:
Paid-in capital ............................................................................. $211,567,920
Total distributable earnings (losses) ............................................................. 43,613,686
Net assets, at value ................................................................. $255,181,606
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $71,691,404
Shares outstanding ........................................................................ 8,633,248
Net asset value and maximum offering price per share ............................................. $8.30
Class 2:
Net assets, at value ....................................................................... $179,471,914
Shares outstanding ........................................................................ 21,809,901
Net asset value and maximum offering price per share ............................................. $8.23
Class 4:
Net assets, at value ....................................................................... $4,018,288
Shares outstanding ........................................................................ 484,286
Net asset value and maximum offering price per share ............................................. $8.30

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $814,476)
Unaffiliated issuers ........................................................................ $8,887,301
Non-controlled affiliates (Note 3e ) ............................................................. 363,975
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 9,544
Non-controlled affiliates (Note 3e ) ............................................................. 1,660
Total investment income ................................................................... 9,262,480
Expenses:
Management fees (Note 3 a ) ................................................................... 2,612,567
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 438,792
    Class 4 ................................................................................ 13,005
Custodian fees ............................................................................ 55,450
Reports to shareholders fees .................................................................. 20,863
Professional fees ........................................................................... 39,679
Trustees' fees and expenses .................................................................. 2,599
Other .................................................................................... 12,553
Total expenses ......................................................................... 3,195,508
Expenses waived/paid by affiliates (Note 3e) ................................................... (28,019)
Net expenses ......................................................................... 3,167,489
Net investment income ................................................................ 6,094,991
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $401,139)
Unaffiliated issuers ...................................................................... 4,167,103
Foreign currency transactions ................................................................ 39,124
Net realized gain (loss) .................................................................. 4,206,227
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 18,580,872
Translation of other assets and liabilities denominated in foreign currencies .............................. (73,226)
Change in deferred taxes on unrealized appreciation ............................................... (296,878)
Net change in unrealized appreciation (depreciation) ............................................ 18,210,768
Net realized and unrealized gain (loss) ............................................................ 22,416,995
Net increase (decrease) in net assets resulting from operations .......................................... $28,511,986

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Templeton Developing Markets VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,094,991 $5,469,949
Net realized gain (loss) ................................................. 4,206,227 1,706,693
Net change in unrealized appreciation (depreciation) ........................... 18,210,768 (73,697,058)
Net increase (decrease) in net assets resulting from operations ................ 28,511,986 (66,520,416)
Distributions to shareholders:
Class 1 ............................................................. (1,660,019) (7,166,205)
Class 2 ............................................................. (3,795,013) (17,858,235)
Class 4 ............................................................. (74,718) (362,928)
Total distributions to shareholders .......................................... (5,529,750) (25,387,368)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,100,574) 8,282,938
Class 2 ............................................................. (1,118,379) 13,751,849
Class 4 ............................................................. 211,469 (11,196)
Total capital share transactions ............................................ (2,007,484) 22,023,591
Net increase (decrease) in net assets ................................... 20,974,752 (69,884,193)
Net assets:
Beginning of year ....................................................... 234,206,854 304,091,047
End of year ........................................................... $255,181,606 $234,206,854

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Developing Markets VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Developing Markets VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December
31, 2023, Fund held $1,180,818 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 742,710 $5,931,335 928,909 $7,745,700
Shares issued in reinvestment of distributions .......... 200,486 1,660,019 935,536 7,166,205
Shares redeemed ............................... (1,092,224) (8,691,928) (819,318) (6,628,967)
Net increase (decrease) .......................... (149,028) $(1,100,574) 1,045,127 $8,282,938
Class 2 Shares:
Shares sold ................................... 3,857,778 $30,866,311 2,821,702 $23,517,095
Shares issued in reinvestment of distributions .......... 461,680 3,795,013 2,349,768 17,858,235
Shares redeemed ............................... (4,574,203) (35,779,703) (3,355,894) (27,623,481)
Net increase (decrease) .......................... (254,745) $(1,118,379) 1,815,576 $13,751,849
Class 4 Shares:
Shares sold ................................... 78,061 $631,713 48,887 $394,136
Shares issued in reinvestment of distributions .......... 9,013 74,718 47,318 362,928
Shares redeemed ............................... (60,573) (494,962) (89,804) (768,260)
Net increase (decrease) .......................... 26,501 $211,469 6,401 $(11,196)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Developing Markets VIP Fund
(continued)
For the year ended December 31, 2023, the gross effective investment management fee rate was 1.050% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $6,418,109 $51,407,614 $(51,572,397) $— $— $6,253,326 6,253,326 $363,975
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$62,490,927 and $63,284,372, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $2,354,675 $(2,307,338) $— $— $47,337 47,337 $1,660
Total Affiliated Securities ... $6,418,109 $53,762,289 $(53,879,735) $— $— $6,300,663 $365,635
2023 2022
Distributions paid from:
Ordinary income .......................................................... $5,343,817 $9,222,377
Long term capital gain ...................................................... 185,933 16,164,991
$5,529,750 $25,387,368
Cost of investments .......................................................................... $221,586,539
Unrealized appreciation ........................................................................ $77,848,282
Unrealized depreciation ........................................................................ (43,611,550)
Net unrealized appreciation (depreciation) .......................................................... $34,236,732
Distributable earnings:
Undistributed ordinary income ................................................................... $11,619,910
Total distributable earnings ..................................................................... $11,619,910
3 . Transactions with Affiliates (continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Developing Markets VIP Fund
(continued)
At December 31, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received $47,337 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
December 31, 2023.
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Developing Markets VIP Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ — $ 5,837,832 $ — $ 5,837,832
Cambodia ............................ — 428,489 — 428,489
Chile ................................ 2,208,977 — — 2,208,977
China ............................... 11,254,308 48,645,040 — 59,899,348
Hong Kong ........................... — 5,018,181 — 5,018,181
Hungary ............................. 3,007,964 — — 3,007,964
India ................................ — 32,839,947 — 32,839,947
Indonesia ............................ — 1,499,733 — 1,499,733
Italy ................................. — 1,351,023 — 1,351,023
Mexico .............................. 5,767,588 — — 5,767,588
Peru ................................ 985,840 — — 985,840
Philippines ............................ — 1,009,002 — 1,009,002
Russia ............................... — — —
a
—
South Africa ........................... 1,978,876 — — 1,978,876
South Korea .......................... — 51,240,533 — 51,240,533
Taiwan ............................... — 39,376,192 — 39,376,192

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Thailand ............................. $ — $ 6,115,780 $ — $ 6,115,780
United Arab Emirates .................... 1,123,973 — — 1,123,973
United Kingdom ........................ — 2,884,474 — 2,884,474
United States .......................... 8,076,801 — — 8,076,801
Preferred Stocks :
Brazil ................................ 10,813,368 8,058,687 — 18,872,055
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 6,300,663 — — 6,300,663
Total Investments in Securities ........... $51,518,358 $204,304,913
b
$— $255,823,271
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $204,304,913, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
28
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Developing
Markets VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Developing Markets VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
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Templeton Developing Markets VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $185,933
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $68,724
Amount Reported
Foreign Taxes Paid $810,649
Foreign Source Income Earned $6,297,216

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
30
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

717 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Developing Markets VIP Fund
Investment Manager Fund Administrator Distributor
Templeton Asset Management Ltd. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Templeton Foreign
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 14
Notes to Financial Statements 17
Report of Independent Registered
Public Accounting Firm 25
Tax Information 26
Board Members and Officers 27
Shareholder Information 31

2
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Annual Report
Templeton Foreign VIP Fund
This annual report for Templeton Foreign VIP Fund covers
the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks long-term capital growth. When choosing
equity investments for the Fund, we apply a bottom-up,
value-oriented, long-term approach, focusing on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s price/ earnings ratio, profit margins and liquidation value. The Fund may,
from time to time, engage in currency-related derivatives
to seek to hedge (protect) against currency risks. The
Fund may also use a variety of equity-related derivatives
for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. International equities, as measured by the MSCI All
Country World Index ex US-NR, posted a +15.6% total
return for the 12 months ended December 31, 2023. While
inflation remained elevated in most parts of the world, it
moderated substantially, bolstering equities. This inflationary pressure led many of the world’s central banks to tighten
monetary policy, driving interest rates significantly higher and pressuring economic growth. However, tightening
eased as the period continued, and investors foresaw an
end to the current monetary policy cycle even as growth
continued. Encouraging economic data and softening but
solid employment figures in several regions reinvigorated
expectations for an economic soft landing.
Q. How did we respond to these changing market
conditions?
A. During the year, we remained focused on identifying
areas of the market where the potential for long-term
outperformance was overlooked and undervalued by most
investors. For example, in financials, we avoided banks in
low-returning, over-regulated markets with elevated credit
risk, focusing instead on best-in-class banks in attractive
markets with shareholder-friendly management teams.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. For comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI) ex USA Index-NR, posted a +15.62% total return for
the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Geographic Composition
12/31/23
% of Total
Net Assets
Europe 52.3%
Asia 32.5%
North America 4.0%
Latin America & Caribbean 3.2%
Short-Term Investments & Other Net Assets 8.0%
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 5.6%
Technology Hardware, Storage & Peripherals,
South Korea
Shell plc 4.5%
Oil, Gas & Consumable Fuels, Netherlands
BP plc 4.4%
Oil, Gas & Consumable Fuels, United Kingdom
Taiwan Semiconductor Manufacturing Co. Ltd. 3.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Lloyds Banking Group plc 3.3%
Banks, United Kingdom
Infineon Technologies AG 3.1%
Semiconductors & Semiconductor Equipment,
Germany
Standard Chartered plc 2.9%
Banks, United Kingdom
ING Groep NV 2.8%
Banks, Netherlands
Smurfit Kappa Group plc 2.6%
Containers & Packaging, Ireland
Sumitomo Mitsui Financial Group, Inc. 2.4%
Banks, Japan
1. Source: Morningstar. MSCI All Country World Index (ACWI) ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

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Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark MSCI All Country
World ex-US Index for the year, driven by stock selection
in the materials, industrials and consumer discretionary
sectors.
In materials, we held chemical companies and balanced
exposure to construction materials firms offering strong
economics and secular tailwinds with holdings in packaging
and industrial metals firms with sound balance sheets, good
cost positions and upside exposure to structural demand
drivers related to the green energy transition. The Fund’s
exposure to the diverse industrials sector reflected specific trends rather than a macro call on the strength of the global economy or a view that the sector in aggregate is attractively valued. In consumer discretionary, the Fund held an eclectic mix of companies across the sector with strong balance
sheets, high free cash flow yields, generous shareholder
returns and solid long-term growth prospects.
Top stock contributors for the period included Rolls-Royce
Holdings (U.K.), Samsung Electronics (South Korea),
Adecco Group (Switzerland), BMW (Germany) and Barratt
Developments (U.K.).
Regionally, stock selection in the U.K. and the eurozone
contributed to relative performance. During the year, we
focused on U.K. companies that were more globally than
regionally focused, with banking and homebuilders the
notable exceptions. Germany, Ireland and the Netherlands
drove returns within the Fund’s eurozone exposure.
Q. What were the leading detractors from performance?
A. Stock selection in the financials, energy and health
care sectors detracted from relative performance for the
year. Returns in the financials sector were hurt by the
underperformance of the Fund’s bank holdings, particularly
in Asia. In energy, the positive effect of the Fund’s
overweight was offset by poor stock selection in the energy
equipment and services industry. In health care, much of the underperformance was due to stock-specific setbacks as
some large pharmaceutical holdings faced legal or regulatory challenges.
Top stock detractors for the period included Bayer
(Germany), AIA Group (Hong Kong), Alibaba Group (China),
SBM Offshore (Netherlands) and Sumitomo Metal Mining
(Japan).
Regionally, stock selection in Japan and lack of exposure
to Latin America detracted from relative returns. We did not invest in Latin America due to what we viewed as a less
compelling risk/reward balance than the rest of the world, but we continued to monitor these markets for ideas, particularly in Brazil and Mexico.
Q. Were there any significant changes to the Fund
during the reporting period?
A. No. Throughout the year, we maintained a balance
across a range of factor and style exposures. Value—as an
investment approach, more than a factor style—remained
the unifying theme. We continued to favor stocks trading at
deep valuation discounts with considerable future earnings
power driven by either cyclical tailwinds, management
initiatives or potential value creation catalysts.
Thank you for your participation in Templeton Foreign VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Templeton Foreign VIP Fund
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Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +21.09% +20.76% +20.69%
5-Year +5.54% +5.27% +5.17%
10-Year +1.54% +1.28% +1.18%

Templeton Foreign VIP Fund
Performance Summary
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*Source: FactSet
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the MSCI All
Country World Index (ACWI) ex USA Index-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)

Templeton Foreign VIP Fund
Performance Summary
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Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . To the extent the Fund invests in companies in a specific country or region , the
Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Templeton Foreign VIP Fund
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As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,072.90 $4.09 $1,021.26 $3.99 0.78%
2 $1,000 $1,070.70 $5.39 $1,020.00 $5.26 1.03%
4 $1,000 $1,070.60 $5.91 $1,019.49 $5.77 1.13%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.44 $13.90 $13.57 $14.23 $13.01
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.30 0.23 0.32
c
0.44
Net realized and unrealized gains (losses) ........... 2.27 (1.33) 0.39 (0.54) 1.19
Total from investment operations .................... 2.60 (1.03) 0.62 (0.22) 1.63
Less distributions from:
Net investment income .......................... (0.47) (0.43) (0.29) (0.44) (0.27)
Net realized gains ............................. — — — — (0.14)
Total distributions ............................... (0.47) (0.43) (0.29) (0.44) (0.41)
Net asset value, end of year ....................... $14.57 $12.44 $13.90 $13.57 $14.23
Total return
d
................................... 21.09% (7.39)% 4.44% (0.92)% 12.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.79% 0.87% 0.86% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.80% 0.78% 0.86% 0.84% 0.83%
Net investment income ........................... 2.39% 2.41% 1.58% 2.68%
c
3.25%
Supplemental data
Net assets, end of year (000’s) ..................... $107,439 $95,961 $114,563 $113,317 $121,948
Portfolio turnover rate ............................ 15.07% 19.38% 26.13% 40.07% 28.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.17 $13.59 $13.28 $13.93 $12.74
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.27 0.19 0.28
c
0.40
Net realized and unrealized gains (losses) ........... 2.21 (1.31) 0.38 (0.53) 1.16
Total from investment operations .................... 2.50 (1.04) 0.57 (0.25) 1.56
Less distributions from:
Net investment income .......................... (0.43) (0.38) (0.26) (0.40) (0.23)
Net realized gains ............................. — — — — (0.14)
Total distributions ............................... (0.43) (0.38) (0.26) (0.40) (0.37)
Net asset value, end of year ....................... $14.24 $12.17 $13.59 $13.28 $13.93
Total return
d
................................... 20.76% (7.61)% 4.16% (1.16)% 12.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.04% 1.11% 1.11% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.05% 1.03% 1.11%
e
1.09% 1.08%
Net investment income ........................... 2.14% 2.17% 1.35% 2.42%
c
3.00%
Supplemental data
Net assets, end of year (000’s) ..................... $707,601 $691,189 $831,031 $1,084,789 $1,117,813
Portfolio turnover rate ............................ 15.07% 19.38% 26.13% 40.07% 28.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.42 $13.87 $13.54 $14.20 $12.96
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.18 0.28
c
0.39
Net realized and unrealized gains (losses) ........... 2.27 (1.34) 0.39 (0.55) 1.20
Total from investment operations .................... 2.55 (1.08) 0.57 (0.27) 1.59
Less distributions from:
Net investment income .......................... (0.42) (0.37) (0.24) (0.39) (0.21)
Net realized gains ............................. — — — — (0.14)
Total distributions ............................... (0.42) (0.37) (0.24) (0.39) (0.35)
Net asset value, end of year ....................... $14.55 $12.42 $13.87 $13.54 $14.20
Total return
d
................................... 20.69% (7.75)% 4.10% (1.34)% 12.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.17% 1.14% 1.21% 1.21% 1.20%
Expenses net of waiver and payments by affiliates ....... 1.15% 1.12% 1.21%
e
1.19% 1.18%
Net investment income ........................... 2.03% 2.06% 1.22% 2.33%
c
2.90%
Supplemental data
Net assets, end of year (000’s) ..................... $77,354 $76,110 $91,428 $106,224 $113,681
Portfolio turnover rate ............................ 15.07% 19.38% 26.13% 40.07% 28.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.0%
Aerospace & Defense 3.6%
Dassault Aviation SA ................................... France 75,298 $ 14,920,833
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,479,310 17,087,757
32,008,590
Automobile Components 6.2%
Continental AG ....................................... Germany 250,136 21,247,293
a
Forvia SE ........................................... France 817,984 18,532,103
Valeo SE ............................................ France 995,953 15,395,164
55,174,560
Automobiles 1.8%
Honda Motor Co. Ltd. .................................. Japan 1,538,100 15,868,650
Banks 17.6%
HDFC Bank Ltd. ...................................... India 968,461 19,829,335
ING Groep NV ....................................... Netherlands 1,672,501 25,081,801
KB Financial Group, Inc., ADR ........................... South Korea 410,906 16,999,181
Lloyds Banking Group plc ............................... United Kingdom 48,328,052 29,316,202
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 18,086,767
Standard Chartered plc ................................. United Kingdom 3,080,961 26,148,550
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 444,300 21,623,402
157,085,238
Broadline Retail 4.5%
b
Alibaba Group Holding Ltd. .............................. China 2,229,600 21,475,480
Prosus NV .......................................... China 616,743 18,375,326
39,850,806
Chemicals 3.5%
c
Albemarle Corp. ...................................... United States 101,297 14,635,390
a,d
Covestro AG, 144A, Reg S .............................. Germany 280,659 16,356,748
30,992,138
Commercial Services & Supplies 1.4%
Securitas AB, B ....................................... Sweden 1,244,483 12,203,324
Construction Materials 2.3%
CRH plc ............................................ United States 302,965 20,852,285
Containers & Packaging 2.6%
c
Smurfit Kappa Group plc ................................ Ireland 589,342 23,364,989
Electric Utilities 0.5%
d
Orsted A/S, 144A, Reg S ................................ Denmark 88,542 4,909,265
Energy Equipment & Services 2.1%
SBM Offshore NV ..................................... Netherlands 1,373,635 18,874,329
Financial Services 1.5%
EXOR NV ........................................... Netherlands 138,611 13,876,524
Household Durables 5.5%
Barratt Developments plc ............................... United Kingdom 2,686,685 19,248,359
Persimmon plc ....................................... United Kingdom 1,113,334 19,681,802
Sony Group Corp. ..................................... Japan 104,400 9,881,428
48,811,589
Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd. .............................. United Kingdom 207,000 1,112,065
Insurance 3.2%
AIA Group Ltd. ....................................... Hong Kong 1,687,200 14,682,657

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
See Abbreviations on page 24 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Prudential plc ........................................ Hong Kong 1,246,605 $ 14,066,716
28,749,373
Media 0.9%
TBS Holdings, Inc. .................................... Japan 371,900 7,895,585
Metals & Mining 4.6%
Antofagasta plc ....................................... Chile 714,449 15,278,127
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 12,748,581
Wheaton Precious Metals Corp. .......................... Brazil 268,100 13,226,941
41,253,649
Oil, Gas & Consumable Fuels 9.9%
BP plc .............................................. United Kingdom 6,668,185 39,534,132
Galp Energia SGPS SA, B .............................. Portugal 572,139 8,419,413
Shell plc ............................................ Netherlands 1,223,600 40,058,145
88,011,690
Pharmaceuticals 4.0%
AstraZeneca plc ...................................... United Kingdom 151,960 20,500,282
Bayer AG ........................................... Germany 412,239 15,297,762
35,798,044
Professional Services 2.0%
Adecco Group AG ..................................... Switzerland 363,802 17,866,534
Semiconductors & Semiconductor Equipment 8.6%
Infineon Technologies AG ............................... Germany 661,077 27,612,054
NXP Semiconductors NV ............................... China 73,066 16,781,799
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,669,000 32,006,184
76,400,037
Technology Hardware, Storage & Peripherals 5.6%
Samsung Electronics Co. Ltd. ............................ South Korea 825,657 49,845,400
Total Common Stocks (Cost $640,055,005) .....................................
820,804,664
Short Term Investments 7.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 7.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 68,636,979 68,636,979
Total Money Market Funds (Cost $68,636,979) ..................................
68,636,979
Total Short Term Investments (Cost $68,636,979 ) ................................
68,636,979
a
Total Investments (Cost $708,691,984) 99.7% ...................................
$889,441,643
Other Assets, less Liabilities 0.3% .............................................
2,952,803
Net Assets 100.0% ...........................................................
$892,394,446
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
December 31, 2023, the aggregate value of this security was $21,475,480, representing 2.4% of net assets.
c
A portion or all of the security is on loan at December 31, 2023. See Note 1(c).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $21,266,013, representing 2.4% of net assets.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $640,055,005
Cost - Non-controlled affiliates (Note 3e) ........................................................ 68,636,979
Value - Unaffiliated issuers (Includes securities loaned of $31,380,286) ................................. $820,804,664
Value - Non-controlled affiliates (Note 3e) ....................................................... 68,636,979
Foreign currency, at value (cost $1) ............................................................. 51
Receivables:
Investment securities sold ................................................................... 1,846,813
Capital shares sold ........................................................................ 289,802
Dividends ............................................................................... 2,782,810
European Union tax reclaims (Note 1 d ) ......................................................... 123,255
Total assets .......................................................................... 894,484,374
Liabilities:
Payables:
Investment securities purchased .............................................................. 941
Capital shares redeemed ................................................................... 215,413
Management fees ......................................................................... 571,221
Distribution fees .......................................................................... 169,673
Trustees' fees and expenses ................................................................. 1,018
Deferred tax ............................................................................... 941,004
Accrued expenses and other liabilities ........................................................... 190,658
Total liabilities ......................................................................... 2,089,928
Net assets, at value ................................................................. $892,394,446
Net assets consist of:
Paid-in capital ............................................................................. $714,728,667
Total distributable earnings (losses) ............................................................. 177,665,779
Net assets, at value ................................................................. $892,394,446
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $107,439,472
Shares outstanding ........................................................................ 7,375,780
Net asset value and maximum offering price per share ............................................. $14.57
Class 2:
Net assets, at value ....................................................................... $707,601,427
Shares outstanding ........................................................................ 49,678,706
Net asset value and maximum offering price per share ............................................. $14.24
Class 4:
Net assets, at value ....................................................................... $77,353,547
Shares outstanding ........................................................................ 5,316,044
Net asset value and maximum offering price per share ............................................. $14.55

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,913,056)
Unaffiliated issuers ........................................................................ $25,460,412
Non-controlled affiliates (Note 3e ) ............................................................. 2,415,823
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,956
Non-controlled affiliates (Note 3e ) ............................................................. 49,858
Other income (Note 1 d ) ...................................................................... 131,650
Total investment income ................................................................... 28,061,699
Expenses:
Management fees (Note 3 a ) ................................................................... 7,006,676
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,755,958
    Class 4 ................................................................................ 267,178
Custodian fee s ............................................................................. 71,888
Reports to shareholders fees .................................................................. 46,145
Professional fees ........................................................................... 20,007
Trustees' fees and expenses .................................................................. 10,961
Other .................................................................................... 36,432
Total expenses ......................................................................... 9,215,245
Expenses waived/paid by affiliates (Note 3e) ................................................... (179,821)
Net expenses ......................................................................... 9,035,424
Net investment income ................................................................ 19,026,275
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $120,291)
Unaffiliated issuers ...................................................................... 8,918,133
Foreign currency transactions ................................................................ (200,878)
Net realized gain (loss) .................................................................. 8,717,255
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 138,492,490
Translation of other assets and liabilities denominated in foreign currencies .............................. 34,197
Change in deferred taxes on unrealized appreciation ............................................... 15,885
Net change in unrealized appreciation (depreciation) ............................................ 138,542,572
Net realized and unrealized gain (loss) ............................................................ 147,259,827
Net increase (decrease) in net assets resulting from operations .......................................... $166,286,102

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Templeton Foreign VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,026,275 $19,797,856
Net realized gain (loss) ................................................. 8,717,255 30,402,498
Net change in unrealized appreciation (depreciation) ........................... 138,542,572 (126,363,934)
Net increase (decrease) in net assets resulting from operations ................ 166,286,102 (76,163,580)
Distributions to shareholders:
Class 1 ............................................................. (3,468,679) (3,306,920)
Class 2 ............................................................. (22,442,150) (22,029,270)
Class 4 ............................................................. (2,308,315) (2,305,506)
Total distributions to shareholders .......................................... (28,219,144) (27,641,696)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,560,451) (7,175,125)
Class 2 ............................................................. (93,395,724) (56,332,575)
Class 4 ............................................................. (10,977,138) (6,447,529)
Total capital share transactions ............................................ (108,933,313) (69,955,229)
Net increase (decrease) in net assets ................................... 29,133,645 (173,760,505)
Net assets:
Beginning of year ....................................................... 863,260,801 1,037,021,306
End of year ........................................................... $892,394,446 $863,260,801

Franklin Templeton Variable Insurance Products Trust
17
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2023, the Fund held $33,789,917 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
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Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
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Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.795% of the Fund’s average daily net assets.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 201,994 $2,748,392 253,851 $3,273,959
Shares issued in reinvestment of distributions .......... 251,172 3,468,679 269,293 3,306,920
Shares redeemed ............................... (794,039) (10,777,522) (1,050,471) (13,756,004)
Net increase (decrease) .......................... (340,873) $(4,560,451) (527,327) $(7,175,125)
Class 2 Shares:
Shares sold ................................... 2,942,044 $39,344,521 4,481,562 $54,164,598
Shares issued in reinvestment of distributions .......... 1,659,922 22,442,150 1,829,648 22,028,963
Shares redeemed ............................... (11,725,832) (155,182,395) (10,651,921) (132,526,136)
Net increase (decrease) .......................... (7,123,866) $(93,395,724) (4,340,711) $(56,332,575)
Class 4 Shares:
Shares sold ................................... 394,031 $5,343,483 624,717 $7,436,044
Shares issued in reinvestment of distributions .......... 167,027 2,308,315 187,592 2,305,506
Shares redeemed ............................... (1,372,431) (18,628,936) (1,277,852) (16,189,079)
Net increase (decrease) .......................... (811,373) $(10,977,138) (465,543) $(6,447,529)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
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Templeton Foreign VIP Fund
(continued)
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $35,603,799 $183,734,892 $(150,701,712) $— $— $68,636,979 68,636,979 $2,415,823
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $10,342,950 $60,122,703 $(70,465,653) $— $— $— — $49,858
Total Affiliated Securities ... $45,946,749 $243,857,595 $(221,167,365) $— $— $68,636,979 $2,465,681
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
During the year ended December 31, 2023, the Fund utilized $5,610,633 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$124,131,502 and $278,606,909, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 11,954,387
2023 2022
Distributions paid from:
Ordinary income .......................................................... $28,219,144 $27,641,696
Cost of investments .......................................................................... $718,351,366
Unrealized appreciation ........................................................................ $238,247,559
Unrealized depreciation ........................................................................ (67,157,282)
Net unrealized appreciation (depreciation) .......................................................... $171,090,277
Distributable earnings:
Undistributed ordinary income ................................................................... $19,452,831

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Templeton Foreign VIP Fund
(continued)
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 32,008,590 $ — $ 32,008,590
Automobile Components ................. — 55,174,560 — 55,174,560
Automobiles .......................... — 15,868,650 — 15,868,650
Banks ............................... 16,999,181 140,086,057 — 157,085,238
Broadline Retail ....................... 18,375,326 21,475,480 — 39,850,806
Chemicals ........................... 14,635,390 16,356,748 — 30,992,138
Commercial Services & Supplies ........... — 12,203,324 — 12,203,324
Construction Materials .................. — 20,852,285 — 20,852,285
Containers & Packaging ................. — 23,364,989 — 23,364,989
Electric Utilities ........................ — 4,909,265 — 4,909,265
Energy Equipment & Services ............. — 18,874,329 — 18,874,329
Financial Services ...................... — 13,876,524 — 13,876,524
Household Durables .................... — 48,811,589 — 48,811,589
Industrial Conglomerates ................ — 1,112,065 — 1,112,065
Insurance ............................ — 28,749,373 — 28,749,373
Media ............................... — 7,895,585 — 7,895,585
Metals & Mining ....................... 13,226,941 28,026,708 — 41,253,649
Oil, Gas & Consumable Fuels ............. — 88,011,690 — 88,011,690
Pharmaceuticals ....................... — 35,798,044 — 35,798,044
Professional Services ................... — 17,866,534 — 17,866,534
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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Templeton Foreign VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 16,781,799 $ 59,618,238 $ — $ 76,400,037
Technology Hardware, Storage & Peripherals . — 49,845,400 — 49,845,400
Short Term Investments ................... 68,636,979 — — 68,636,979
Total Investments in Securities ........... $148,655,616 $740,786,027
a
$— $889,441,643
a
Includes foreign securities valued at $740,786,027, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
25
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Foreign VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Foreign VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
26
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Templeton Foreign VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $40,519
Amount Reported
Foreign Taxes Paid $1,867,186
Foreign Source Income Earned $17,287,186

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
27
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
29
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
30
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
31
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

719 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Foreign VIP Fund
Investment Manager Fund Administrator Distributor
Templeton Investment Counsel, LLC Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Templeton Global
Bond VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 39

2
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Annual Report
Templeton Global Bond VIP Fund
This annual report for Templeton Global Bond VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks high current income, consistent with
preservation of capital. We invest selectively in bonds
around the world based upon our assessment of changing
market, political and economic conditions. While seeking
opportunities, we monitor various factors including changes
in interest rates, currency exchange rates and credit
risks. We seek to manage the Fund’s exposure to various
currencies and regularly enter into various currency-related derivative instruments, such as currency and cross-currency
forwards, currency and currency index futures contracts and
currency options.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Inflation rates in most countries peaked, and in many
cases fell sharply from the multi-year (and in some cases,
multi-decade) highs that had been reached during 2022.
Core inflation measures, which usually exclude volatile food and energy prices, were stickier due to service prices, but
by year-end most of these had shown sharp deceleration
too. In response to inflation developments, the monetary
policy pivot away from tightening became increasingly
clear over the course of the year, and it was seemingly
confirmed by the U.S. Federal Reserve (Fed) signaling a
pause at its December 2023 policy meeting. The year had
been characterized by continued deceleration in the pace of
interest-rate hikes and some pausing amongst developed
market central banks, with certain emerging markets
(particularly those who had been early and/or aggressive
movers during the upcycle) embarking on rate cuts. In bond
markets, the U.S. 10-year yield was unchanged over the
course of the year, but most other sovereign bond yields fell.
Japanese bond yields, however, rose, as the Bank of Japan
loosened its yield curve control policy over the course of
the year. Concerns about global growth remained. Growth
rates remained positive, but major economies have been
slowing more recently. The U.S. dollar (USD) largely moved
sideways over the year, softening somewhat on a year-end
to year-end basis. Currency performances were mixed, but
in general European and Latin American currencies
appreciated against the USD, while those in Asia
depreciated. Policy tightening during the course of 2023
exposed some structural risks associated with prior large
fiscal spending and excessive monetary accommodation,
manifesting in the form of banking problems in the U.S. and
Europe, and debt restructurings in some frontier markets.
However, these did not lead to wider market disruptions.
Q. How did we respond to these changing market
conditions?
A. We continued to aim at a high overall portfolio yield by
holding higher-yielding local-currency positions in specific emerging markets. We have emphasized select local-
currency sovereign bonds in countries that we view as
having resilient fundamentals. As the year progressed, we
identified the countries we considered most likely to benefit from the trends described above, such as those countries
in Latin America who had previously been aggressive
responders to rising inflation and stayed ahead of the
curve, thus placing themselves in a relatively strong policy position for when the rate cycle turned. In sovereign bonds, we extended duration in select countries where we saw
opportunity from inflation and interest-rate cycles rolling
over, or where we saw improving fundamentals in a range of
factors from fiscal progress to reshoring. In foreign exchange exposure, we considered countries whose currencies were
likely to benefit from changing growth and interest rate
differentials against the U.S. dollar and which also had
solid fundamental support, with overweighted currency
exposures focused on countries that generally have strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia.
Along with extending duration where deemed appropriate,
we also took profit in some positions as cycles turned. Near the end of the year when it became clearer that the Fed had
reached a peak in rates, we identified specific opportunities in the EM sovereign credit space.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. For comparison,
the J.P. Morgan Global Government Bond Index posted a
+4.02% total return, and the FTSE World Government Bond
Index posted a +5.19% total return for the same period.
1
1. Source: Morningstar. The J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally. The FTSE World Government Bond Index measures the performance of fixed-rate, local currency, invest-
ment-grade sovereign bonds and is stated in U.S. dollar terms.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Global Bond VIP Fund
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Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Q. What were the leading contributors to performance?
A. Interest rate strategies contributed to absolute
performance in 2023. Duration exposures in Colombia,
Brazil, South Korea and Indonesia contributed to absolute
returns. Among currencies, positions in the Colombian peso
and Brazilian real contributed to absolute results.
Interest rate strategies contributed to relative performance in
2023. Overweighted duration exposures in Colombia, Brazil,
South Korea and Indonesia contributed to relative returns.
Among currencies, overweighted positions in the Colombian
peso and Brazilian real contributed to relative results.
Q. What were the leading detractors from performance?
A. Currency positions detracted from absolute performance
in 2023. Positions in the Japanese yen and South Korean
won detracted from absolute results.
Currency positions detracted from relative performance
in 2023. Overweighted positions in the Japanese yen and
South Korean won detracted from relative results, as did
an underweighted position in the euro. In interest rate
strategies, underweighted duration exposures in the U.S.
and euro area detracted from relative returns.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The duration of the Fund increased significantly over
the course of the year, although it remained somewhat
underweight the index by year-end.
Over the course of the year, we closed out our positions
in the Chinese yuan and the Canadian dollar. We added
new local currency positions in Australia and Malaysia. We
also added a hard currency position in Panama. We closed
out our prior net negative exposure to the euro, once that
currency had depreciated significantly, and opened a new
euro position in German bonds. We reduced our positions
in the Norwegian krone, South Korean won, Brazilian real
and Chilean peso (this last-mentioned after a closed position and tactical re-entry during the period), but we increased the
Fund’s positions in the Colombian peso and Mexican peso.
We switched part of our Japanese bond holdings into foreign
exchange forwards. We extended duration in a number
of countries, including in select Asian and Latin American
countries as well as in the U.S.. Our Ghanaian bonds were
exchanged for new securities as part of Ghana’s debt
restructuring exercise.
Thank you for your participation in Templeton Global Bond
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Geographic Composition
12/31/23
% of Total
Net Assets
Asia 37.9%
Latin America & Caribbean 19.2%
North America 13.5%
Australia & New Zealand 9.3%
Europe 6.3%
Other 0.5%
Short-Term Investments & Other Net Assets 13.3%

Performance Summary as of December 31, 2023
~
1
Templeton Global Bond VIP Fund
4
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results
.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +3.19% +2.88% +2.82%
5-Year -1.89% -2.13% -2.23%
10-Year -0.41% -0.66% -0.76%

Templeton Global Bond VIP Fund
Performance Summary
5
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Annual Report
*Source: FactSet.
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the JP
Morgan Global Government Bond Index and FTSE World Government Bond Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)

Templeton Global Bond VIP Fund
Performance Summary
6
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Derivative instruments can be illiquid, may disproportionately increase
losses, and have a potentially large impact on performance.
International investments
are subject to special risks, including
currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in
emerging markets. Fixed income securities
involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Low-rated, high-yield bonds
are subject to greater
price volatility, illiquidity and possibility of default. Changes in the credit rating
of a bond, or in the credit rating or financial
strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The portfolio is non-diversified
and may invest in
a relatively small number of issuers, which may negatively impact the performance and result in greater fluctuation in value.
The manager may consider
environmental, social and governance (ESG) criteria
in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Templeton Global Bond VIP Fund
7
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,037.50 $2.16 $1,023.09 $2.14 0.42%
2 $1,000 $1,037.20 $3.44 $1,021.83 $3.41 0.67%
4 $1,000 $1,036.30 $3.95 $1,021.33 $3.92 0.77%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.15 $13.82 $14.49 $16.63 $17.54
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.47 0.48 0.52 0.89
Net realized and unrealized gains (losses) ........... (0.09) (1.14) (1.15) (1.31) (0.54)
Total from investment operations .................... 0.42 (0.67) (0.67) (0.79) 0.35
Less distributions from:
Net investment income and net foreign currency gains .. — — — (1.35) (1.26)
Tax return of capital ............................ — — — (—)
c
—
Total distributions ............................... — — — (1.35) (1.26)
Net asset value, end of year ....................... $13.57 $13.15 $13.82 $14.49 $16.63
Total return
d
................................... 3.19% (4.85)% (4.62)% (4.73)% 1.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.50% 0.50% 0.51% 0.51% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.48% 0.48% 0.50% 0.46% 0.44%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.44% 0.48%
e
0.50%
e
0.45% 0.42%
Net investment income ........................... 3.94% 3.56% 3.42% 3.43% 5.22%
Supplemental data
Net assets, end of year (000’s) ..................... $162,098 $153,423 $204,318 $224,704 $322,794
Portfolio turnover rate ............................ 106.76% 14.78% 27.65% 52.84% 22.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.47 $13.13 $13.82 $15.91 $16.83
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.41 0.43 0.46 0.82
Net realized and unrealized gains (losses) ........... (0.08) (1.07) (1.12) (1.24) (0.53)
Total from investment operations .................... 0.37 (0.66) (0.69) (0.78) 0.29
Less distributions from:
Net investment income and net foreign currency gains .. — — — (1.31) (1.21)
Tax return of capital ............................ — — — (—)
c
—
Total distributions ............................... — — — (1.31) (1.21)
Net asset value, end of year ....................... $12.84 $12.47 $13.13 $13.82 $15.91
Total return
d
................................... 2.88% (4.95)% (4.99)% (4.92)% 1.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.75% 0.75% 0.76% 0.75% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.73% 0.73% 0.75% 0.71% 0.69%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.69% 0.73%
e
0.75%
e
0.70% 0.67%
Net investment income ........................... 3.66% 3.31% 3.17% 3.16% 4.97%
Supplemental data
Net assets, end of year (000’s) ..................... $1,404,468 $1,527,997 $1,859,619 $2,022,487 $2,389,610
Portfolio turnover rate ............................ 106.76% 14.78% 27.65% 52.84% 22.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.77 $13.46 $14.17 $16.27 $17.19
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.41 0.42 0.46 0.82
Net realized and unrealized gains (losses) ........... (0.09) (1.10) (1.13) (1.27) (0.55)
Total from investment operations .................... 0.36 (0.69) (0.71) (0.81) 0.27
Less distributions from:
Net investment income and net foreign currency gains .. — — — (1.29) (1.19)
Tax return of capital ............................ — — — (—)
c
—
Total distributions ............................... — — — (1.29) (1.19)
Net asset value, end of year ....................... $13.13 $12.77 $13.46 $14.17 $16.27
Total return
d
................................... 2.82% (5.13)% (5.01)% (5.00)% 1.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.85% 0.85% 0.86% 0.85% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.83% 0.85% 0.81% 0.79%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.79% 0.83%
e
0.85%
e
0.80% 0.77%
Net investment income ........................... 3.56% 3.21% 3.07% 3.06% 4.87%
Supplemental data
Net assets, end of year (000’s) ..................... $51,317 $55,577 $71,454 $76,771 $90,272
Portfolio turnover rate ............................ 106.76% 14.78% 27.65% 52.84% 22.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.2%
Australia 9.3%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 48,446,000 AUD $ 26,830,396
a
Senior Bond, Reg S, 1.75%, 3/20/34 43,382,000 AUD 22,709,807
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 49,530,000 AUD 27,272,459
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 52,103,000 AUD 27,205,874
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 35,999,000 AUD 19,934,660
Senior Bond, 2.25%, 11/20/34 ..... 49,634,000 AUD 26,593,672
150,546,868
Brazil 6.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL 48,507,146
10%, 1/01/31 .................. 112,168,000 BRL 22,909,888
10%, 1/01/33 .................. 45,024,000 BRL 9,144,637
F, 10%, 1/01/29 ................ 134,126,000 BRL 27,650,924
108,212,595
Colombia 6.4%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 576,000,000 COP 141,223
Colombia Titulos de Tesoreria ,
B, 7.5%, 8/26/26 ............... 62,065,600,000 COP 15,325,255
B, 6%, 4/28/28 ................. 28,988,600,000 COP 6,603,585
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 8,912,612
B, 7%, 3/26/31 ................. 17,210,500,000 COP 3,833,702
B, 7%, 6/30/32 ................. 24,227,000,000 COP 5,242,888
B, 13.25%, 2/09/33 ............. 95,554,000,000 COP 29,285,702
B, 7.25%, 10/18/34 ............. 53,738,000,000 COP 11,424,736
B, 6.25%, 7/09/36 .............. 10,374,000,000 COP 1,958,975
B, 9.25%, 5/28/42 .............. 91,424,000,000 COP 21,421,441
104,150,119
Germany 2.3%
a
Bundesobligation , Reg S, 10/18/24 ... 9,999,000 EUR 10,764,594
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,544,000 EUR 2,809,167
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 21,697,000 EUR 23,482,839
37,056,600
Ghana 0.4%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 24,154,527 GHS 1,098,399
PIK, 8.5%, 2/15/28 .............. 24,172,344 GHS 946,363
PIK, 8.65%, 2/13/29 ............. 23,816,765 GHS 822,452
PIK, 8.8%, 2/12/30 .............. 23,834,308 GHS 744,407
PIK, 8.95%, 2/11/31 ............. 21,783,338 GHS 626,619
PIK, 9.1%, 2/10/32 .............. 21,799,359 GHS 590,521
PIK, 9.25%, 2/08/33 ............. 21,815,380 GHS 564,657
PIK, 9.4%, 2/07/34 .............. 16,584,610 GHS 415,722
PIK, 9.55%, 2/06/35 ............. 16,596,780 GHS 407,255
PIK, 9.7%, 2/05/36 .............. 16,608,951 GHS 402,336

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 9.85%, 2/03/37 ............. 16,621,122 GHS $ 400,065
PIK, 10%, 2/02/38 .............. 16,633,293 GHS 399,797
7,418,593
India 4.6%
India Government Bond ,
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,864,762
Senior Bond, 7.26%, 8/22/32 ...... 1,877,900,000 INR 22,619,874
Senior Note, 7.1%, 4/18/29 ....... 3,794,000,000 INR 45,522,529
74,007,165
Indonesia 8.3%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 283,972,000,000 IDR 20,627,946
FR73, 8.75%, 5/15/31 ........... 7,058,000,000 IDR 513,106
FR82, 7%, 9/15/30 .............. 7,166,000,000 IDR 475,748
FR87, 6.5%, 2/15/31 ............ 47,115,000,000 IDR 3,047,772
FR91, 6.375%, 4/15/32 .......... 132,268,000,000 IDR 8,503,826
FR95, 6.375%, 8/15/28 .......... 7,169,000,000 IDR 464,791
FR96, 7%, 2/15/33 .............. 1,498,234,000,000 IDR 100,902,367
134,535,556
Malaysia 7.4%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 17,090,000 MYR 3,723,941
4.181%, 7/15/24 ................ 33,190,000 MYR 7,250,586
4.059%, 9/30/24 ................ 38,440,000 MYR 8,402,222
3.882%, 3/14/25 ................ 56,950,000 MYR 12,474,532
3.955%, 9/15/25 ................ 8,790,000 MYR 1,928,550
3.9%, 11/30/26 ................. 68,750,000 MYR 15,126,619
3.892%, 3/15/27 ................ 5,820,000 MYR 1,278,084
3.502%, 5/31/27 ................ 9,330,000 MYR 2,024,986
3.899%, 11/16/27 ............... 209,830,000 MYR 46,129,524
3.733%, 6/15/28 ................ 15,880,000 MYR 3,467,541
4.498%, 4/15/30 ................ 29,740,000 MYR 6,751,787
3.582%, 7/15/32 ................ 49,470,000 MYR 10,570,458
119,128,830
Mexico 4.1%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 39,180,000 MXN 2,487,349
M, Senior Bond, 7.75%, 11/23/34 ... 121,750,000 MXN 6,554,733
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 719,380,000 MXN 38,401,390
M, Senior Bond, 8.5%, 5/31/29 ..... 114,900,000 MXN 6,625,705
M, Senior Bond, 8.5%, 11/18/38 .... 71,820,000 MXN 4,037,578
M, Senior Bond, 7.75%, 11/13/42 ... 154,590,000 MXN 8,015,137
66,121,892
Norway 4.0%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 528,222,000 NOK 51,813,419

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK $ 8,578,124
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 4,995,126
65,386,669
Panama 2.0%
Panama Government Bond ,
Senior Bond, 2.252%, 9/29/32 ..... 2,940,000 2,150,898
Senior Bond, 6.4%, 2/14/35 ....... 29,180,000 28,554,603
Senior Bond, 6.7%, 1/26/36 ....... 880,000 874,272
Senior Bond, 6.875%, 1/31/36 ..... 400,000 400,106
31,979,879
Singapore 4.5%
Singapore Government Bond ,
2.875%, 9/01/30 ................ 4,770,000 SGD 3,645,319
2.625%, 8/01/32 ................ 53,040,000 SGD 39,931,224
3.375%, 9/01/33 ................ 35,730,000 SGD 28,643,566
72,220,109
South Korea 10.0%
Korea Treasury Bonds ,
2.125%, 6/10/27 ................ 38,800,000,000 KRW 28,956,842
3.25%, 3/10/28 ................ 64,086,000,000 KRW 49,635,324
3.5%, 9/10/28 ................. 87,596,910,000 KRW 68,641,722
Senior Note, 1.75%, 9/10/26 ...... 20,481,000,000 KRW 15,251,114
162,485,002
Thailand 3.2%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 858,940,000 THB 24,685,944
1%, 6/17/27 ................... 570,140,000 THB 15,801,357
Senior Note, 1.78%, 11/28/24 ...... 56,960,000 THB 1,646,928
Senior Note, 2.04%, 5/29/25 ...... 310,350,000 THB 8,979,692
51,113,921
Total Foreign Government and Agency Securities (Cost $1,172,582,226) ...........
1,184,363,798
U.S. Government and Agency Securities 13.5%
United States 13.5%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 27,930,000 24,916,069
3.125%, 2/15/43 ................ 16,230,000 13,879,820
3.625%, 8/15/43 ................ 56,190,000 51,679,435
3.75%, 11/15/43 ................ 14,300,000 13,369,942
U.S. Treasury Notes, 3.5%, 2/15/33 ... 117,400,000 113,896,343
217,741,609
Total U.S. Government and Agency Securities (Cost $222,932,160) ................
217,741,609
Total Long Term Investments (Cost $1,395,514,386) .............................
1,402,105,407

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.55 MXN, Expires 3/13/24 .. 1 135,672,000 $ 626,963
626,963
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 33,918,000 6,239
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.39 MXN, Expires 3/13/24 .. 1 33,918,000 966,913
973,152
Total Options Purchased (Cost $2,158,881) .....................................
1,600,115
Short Term Investments 10.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.2%
Germany 2.1%
a,c
Germany Treasury Bills , Reg S, 3/20/24
30,852,000 EUR 33,793,433
Japan 2.1%
c
Japan Treasury Bills , 2/20/24 .......
4,826,000,000 JPY 34,241,294
Total Foreign Government and Agency Securities (Cost $67,875,183) ..............
68,034,727
Shares
Money Market Funds 6.2%
United States 6.2%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 100,787,690 100,787,690
Total Money Market Funds (Cost $100,787,690) .................................
100,787,690
a a a a a
Total Short Term Investments (Cost $168,662,873 ) ...............................
168,822,417
a a a
Total Investments (Cost $1,566,336,140) 97.2% ..................................
$1,572,527,939
Options Written (0.1)% .......................................................
(1,616,994)
Other Assets, less Liabilities 2.9% .............................................
46,971,982
Net Assets 100.0% ...........................................................
$1,617,882,927
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
f
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.32 MXN, Expires 3/13/24 .. 1 33,918,000 $ (198,699)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 19.18 MXN, Expires 3/13/24 .. 1 33,918,000 (84,665)
(283,364)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.14 MXN, Expires 3/13/24 .. 1 67,835,000 (1,333,630)
(1,333,630)
Total Options Written (Premiums received $1,381,809) ...........................
$ (1,616,994)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $206,087,043, representing 12.7% of net assets.
b
Income may be received in additional securities and/or cash.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 6,783,000,000 7,773,232 1/04/24 $ — $ (74,052)
Chilean Peso ...... HSBK Sell 6,783,000,000 7,805,523 1/04/24 106,344 —
Indian Rupee ...... HSBK Buy 241,380,400 2,892,793 1/08/24 7,122 —
South Korean Won .. JPHQ Buy 5,342,000,000 4,009,607 1/16/24 119,112 —
Chilean Peso ...... HSBK Buy 6,783,000,000 7,798,524 1/18/24 — (98,530)
Chilean Peso ...... JPHQ Buy 6,233,500,000 7,142,857 1/31/24 — (65,958)
Chilean Peso ...... HSBK Buy 5,512,400,000 6,305,290 2/05/24 — (47,928)
Chilean Peso ...... JPHQ Buy 8,189,100,000 9,350,636 2/05/24 — (54,836)
Indian Rupee ...... HSBK Buy 242,055,750 2,903,461 2/12/24 163 —
Indian Rupee ...... CITI Buy 590,870,000 7,066,978 3/20/24 8,172 —
Indian Rupee ...... HSBK Buy 875,000,000 10,458,751 3/20/24 18,607 —
Indian Rupee ...... JPHQ Buy 266,347,200 3,174,201 3/20/24 15,073 —
New Zealand Dollar . BOFA Buy 10,600,000 6,285,270 3/20/24 418,434 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
At December 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Not e 1(c).
See Note 9 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . CITI Buy 12,470,000 7,397,056 3/20/24 $ 489,283 $ —
New Zealand Dollar . JPHQ Buy 47,380,000 28,041,379 3/20/24 1,922,914 —
Singapore Dollar .... CITI Buy 4,670,000 3,466,964 3/20/24 84,259 —
Singapore Dollar .... CITI Sell 4,670,000 3,508,901 3/20/24 — (42,321)
Singapore Dollar .... MSCO Buy 10,540,000 7,818,098 3/20/24 196,866 —
Singapore Dollar .... MSCO Sell 10,540,000 7,917,668 3/20/24 — (97,296)
Japanese Yen ...... BOFA Buy 4,218,690,870 29,571,645 3/21/24 726,904 —
Japanese Yen ...... BOFA Sell 1,319,400,000 9,396,097 3/21/24 — (79,806)
Australian Dollar .... HSBK Buy 77,360,000 50,002,023 3/25/24 2,856,852 —
Australian Dollar .... HSBK Sell 6,310,000 4,181,913 3/25/24 — (129,611)
Japanese Yen ...... MSCO Buy 4,678,000,000 32,371,462 4/05/24 1,306,073 —
Indian Rupee ...... JPHQ Buy 1,431,342,200 17,082,087 4/15/24 33,604 —
Japanese Yen ...... BNDP Buy 14,877,674,660 104,217,436 4/15/24 3,047,311 —
Japanese Yen ...... BOFA Buy 7,460,672,540 52,259,146 4/15/24 1,530,654 —
Japanese Yen ...... DBAB Buy 9,711,052,240 67,987,856 4/15/24 2,026,684 —
Japanese Yen ...... GSCO Buy 6,951,000,000 48,628,863 4/15/24 1,486,311 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,160,561 5/21/24 804,196 —
Japanese Yen ...... MSCO Buy 2,196,400,000 15,553,478 6/20/24 436,430 —
Mexican Peso ...... MSCO Buy 107,315,000 4,723,861 9/03/24 1,343,556 —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (1,504,996)
Total Forward Exchange Contracts ................................................... $18,984,924 $(2,195,334)
Net unrealized appreciation (depreciation) ............................................ $16,789,590
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (2,724,034) $ — $ (2,724,034)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 39,360,000 963,609 — 963,609
Total Interest Rate Swap Contracts ............................... $(1,760,425) $ — $(1,760,425)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 32 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,465,548,450
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 100,787,690
Value - Unaffiliated issuers .................................................................. $1,471,740,249
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 100,787,690
Cash .................................................................................... 701,427
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 6,610,000
Foreign currency, at value (cost $134,285) ........................................................ 136,470
Receivables:
Capital shares sold ........................................................................ 182,660
Interest ................................................................................. 25,649,799
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 5,901,825
Unrealized appreciation on OTC forward exchange contracts .......................................... 18,984,924
Total assets .......................................................................... 1,630,695,044
Liabilities:
Payables:
Capital shares redeemed ................................................................... 782,274
Management fees ......................................................................... 597,913
Distribution fees .......................................................................... 307,089
Trustees' fees and expenses ................................................................. 2,315
Variation margin on centrally cleared swap contracts ............................................... 176,829
Deposits from brokers for:
OTC derivative contracts .................................................................. 6,610,000
Options written, at value (premiums received $1,381,809) ............................................ 1,616,994
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,195,334
Deferred tax ............................................................................... 173,380
Accrued expenses and other liabilities ........................................................... 349,989
Total liabilities ......................................................................... 12,812,117
Net assets, at value ................................................................. $1,617,882,927
Net assets consist of:
Paid-in capital ............................................................................. $1,916,226,030
Total distributable earnings (losses) ............................................................. (298,343,103)
Net assets, at value ................................................................. $1,617,882,927

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $162,097,710
Shares outstanding ........................................................................ 11,942,824
Net asset value and maximum offering price per share ............................................. $13.57
Class 2:
Net assets, at value ....................................................................... $1,404,468,170
Shares outstanding ........................................................................ 109,385,294
Net asset value and maximum offering price per share ............................................. $12.84
Class 4:
Net assets, at value ....................................................................... $51,317,047
Shares outstanding ........................................................................ 3,909,447
Net asset value and maximum offering price per share ............................................. $13.13

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $4,846,239
Interest: (net of foreign taxes of $1,903,845)
Unaffiliated issuers ........................................................................ 65,911,111
Total investment income ................................................................... 70,757,350
Expenses:
Management fees (Note 3 a ) ................................................................... 7,562,918
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,553,968
    Class 4 ................................................................................ 180,282
Custodian fees (Note 4 ) ...................................................................... 444,622
Reports to shareholders fees .................................................................. 10,784
Professional fees ........................................................................... 123,848
Trustees' fees and expenses .................................................................. 21,871
Other .................................................................................... (10,316)
Total expenses ......................................................................... 11,887,977
Expense reductions (Note 4 ) ............................................................... (556,866)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (369,910)
Net expenses ......................................................................... 10,961,201
Net investment income ................................................................ 59,796,149
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $237,108)
Unaffiliated issuers ...................................................................... (160,825,239)
Written options ........................................................................... 256,408
Foreign currency transactions ................................................................ 3,967,562
Forward exchange contracts ................................................................. (29,174,770)
Swap contracts ........................................................................... (659,133)
Net realized gain (loss) .................................................................. (186,435,172)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 177,804,861
Translation of other assets and liabilities denominated in foreign currencies .............................. 332,510
Written options ........................................................................... (235,185)
Forward exchange contracts ................................................................. (4,142,191)
Swap contracts ........................................................................... (1,716,692)
Change in deferred taxes on unrealized appreciation ............................................... (8,333)
Net change in unrealized appreciation (depreciation) ............................................ 172,034,970
Net realized and unrealized gain (loss) ............................................................ (14,400,202)
Net increase (decrease) in net assets resulting from operations .......................................... $45,395,947

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton Global Bond VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $59,796,149 $62,270,111
Net realized gain (loss) ................................................. (186,435,172) (253,888,402)
Net change in unrealized appreciation (depreciation) ........................... 172,034,970 88,365,607
Net increase (decrease) in net assets resulting from operations ................ 45,395,947 (103,252,684)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,465,866 (41,188,071)
Class 2 ............................................................. (162,298,992) (241,650,752)
Class 4 ............................................................. (5,677,317) (12,302,406)
Total capital share transactions ............................................ (164,510,443) (295,141,229)
Net increase (decrease) in net assets ................................... (119,114,496) (398,393,913)
Net assets:
Beginning of year ....................................................... 1,736,997,423 2,135,391,336
End of year ........................................................... $1,617,882,927 $1,736,997,423

Franklin Templeton Variable Insurance Products Trust
21
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Annual Report
Notes to Financial Statements
Templeton Global Bond VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Annual Report
Templeton Global Bond VIP Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Annual Report
Templeton Global Bond VIP Fund
(continued)
the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
d. Restricted Cash
At December 31, 2023, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and  accretion of discount on debt securities are
included in interest income. Dividend income is  recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,635,998 $21,198,155 1,493,687 $19,745,561
Shares redeemed ............................... (1,357,400) (17,732,289) (4,618,884) (60,933,632)
Net increase (decrease) .......................... 278,598 $3,465,866 (3,125,197) $(41,188,071)
Class 2 Shares:
Shares sold ................................... 3,771,732 $46,530,705 4,612,566 $58,273,369
Shares redeemed ............................... (16,881,545) (208,829,697) (23,697,756) (299,924,121)
Net increase (decrease) .......................... (13,109,813) $(162,298,992) (19,085,190) $(241,650,752)
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.465% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 312,247 $3,867,953 218,921 $2,837,434
Shares redeemed ............................... (756,508) (9,545,270) (1,175,713) (15,139,840)
Net increase (decrease) .......................... (444,261) $(5,677,317) (956,792) $(12,302,406)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
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Annual Report
Templeton Global Bond VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund  has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $154,512,860 $811,460,552 $(865,185,722) $— $— $100,787,690 100,787,690 $4,846,239
Total Affiliated Securities ... $154,512,860 $811,460,552 $(865,185,722) $— $— $100,787,690 $4,846,239
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,668,297
Long term ................................................................................ 266,161,463
Total capital loss carryforwards ............................................................... $292,829,760
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles, derivative financial instruments and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$1,379,265,956 and $1,373,907,344, respectively.
7. Credit Risk
At December 31, 2023, the Fund had 7.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Cost of investments .......................................................................... $1,592,189,266
Unrealized appreciation ........................................................................ $59,692,850
Unrealized depreciation ........................................................................ (65,942,006)
Net unrealized appreciation (depreciation) .......................................................... $(6,249,156)
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Global Bond VIP Fund
(continued)
9. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of swap contracts and options represented
$87,606,154 and $73,053,615, respectively. The average month end contract value of forward exchange contracts was
$771,624,708.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 963,609
a
Variation margin on centrally
cleared swap contracts
$ 2,724,034
a
Foreign exchange contracts ..
Investments in securities, at value 1,600,115
b
Options written, at value 1,616,994
Unrealized appreciation on OTC
forward exchange contracts
18,984,924 Unrealized depreciation on OTC
forward exchange contracts
2,195,334
Total .................... $21,548,648 $6,536,362
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(659,133) Swap contracts $(1,716,692)
Foreign exchange contracts .....
Investments (1,088,413)
a
Investments (558,766)
a
Written options 256,408 Written options (235,185)
Forward exchange contracts (29,174,770) Forward exchange contracts (4,142,191)
Total ....................... $(30,665,908) $(6,652,834)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Global Bond VIP Fund
(continued)
At December 31, 2023, the Fund's OTC derivative assets and liabilities are as follows:
At December 31, 2023, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Forward exchange contracts ............................. $ 18,984,924 $ 2,195,334
Options purchased ..................................... 1,600,115 —
Options written ........................................ — 1,616,994
Total ............................................. $20,585,039 $3,812,328
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $3,047,311 $— $(3,047,311) $— $—
BOFA .................... 2,675,992 (79,806) — (2,400,000) 196,186
BZWS ................... 1,600,115 (1,600,115) — — —
CITI ..................... 581,714 (42,321) — (310,000) 229,393
DBAB ................... 2,026,684 — (2,020,320) — 6,364
GSCO ................... 1,486,311 — — (1,100,000) 386,311
HSBK ................... 2,989,088 (350,121) — (2,638,967) —
JPHQ ................... 2,894,899 (120,794) (2,380,041) — 394,064
MSCO ................... 3,282,925 (1,602,292) (1,538,201) — 142,432
Total ................... $20,585,039 $(3,795,449) $ (8,985,873) $(6,448,967) $1,354,750
$ 1
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
30
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Templeton Global Bond VIP Fund
(continued)
At December 31, 2023, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 32 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 79,806 (79,806) — — —
BZWS ................... 1,616,994 (1,600,115) — — 16,879
CITI ..................... 42,321 (42,321) — — —
DBAB ................... — — — — —
GSCO ................... — — — — —
HSBK ................... 350,121 (350,121) — — —
JPHQ ................... 120,794 (120,794) — — —
MSCO ................... 1,602,292 (1,602,292) — — —
Total ................... $3,812,328 $(3,795,449) $— $— $16,879
a
At December 31, 2023, the Fund received U.S. Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
31
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Annual Report
Templeton Global Bond VIP Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,184,363,798 $ — $ 1,184,363,798
U.S. Government and Agency Securities ....... — 217,741,609 — 217,741,609
Options purchased ....................... — 1,600,115 — 1,600,115
Short Term Investments ................... 100,787,690 68,034,727 — 168,822,417
Total Investments in Securities ........... $100,787,690 $1,471,740,249 $— $1,572,527,939
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 18,984,924 $ — $ 18,984,924
Swap contracts ......................... — 963,609 — 963,609
Total Other Financial Instruments ......... $— $19,948,533 $— $19,948,533
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,616,994 $ — $ 1,616,994
Forward exchange contracts ................ — 2,195,334 — 2,195,334
Swap contracts .......................... — 2,724,034 — 2,724,034
Total Other Financial Instruments ......... $— $6,536,362 $— $6,536,362

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
32
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Annual Report
Templeton Global Bond VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
SGD
Singapore Dollar
THB
Thai Baht
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.38%

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
33
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Global Bond
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Bond VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
34
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Annual Report
Templeton Global Bond VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $7,567,612
Amount Reported
Foreign Taxes Paid $2,140,953
Foreign Source Income Earned $52,193,840

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
35
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
36
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
38
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
39
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

741 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Global Bond VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Templeton Growth
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Statement of Additional Information 8
Financial Highlights and Schedule of Investments 9
Financial Statements 15
Notes to Financial Statements 18
Report of Independent Registered
Public Accounting Firm 27
Tax Information 28
Board Members and Officers 29
Shareholder Information 33

2
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Annual Report
Templeton Growth VIP Fund
This annual report for Templeton Growth VIP Fund covers
the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks long-term capital growth. When choosing
equity investments for the Fund, we apply a bottom-up,
value-oriented, long-term approach, focusing on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value. The Fund may, from time to time, seek to hedge
(protect) against currency risks, using certain currency-
related derivative instruments. The Fund may also use a
variety of equity-related derivatives for various purposes
including enhancing Fund returns, increasing liquidity and
gaining exposure to particular markets in more efficient or
less expensive ways.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +22.20%
total return for the 12 months ended December 31, 2023.
While inflation remained elevated in most parts of the
world, it moderated substantially, bolstering equities. This inflationary pressure led many of the world’s central banks
to tighten monetary policy, driving interest rates significantly higher and pressuring economic growth. However, tightening
eased as the period continued, and investors foresaw an
end to the current monetary policy cycle even as growth
continued. Encouraging economic data, and softening but
solid employment figures in several regions, particularly in the U.S., reinvigorated expectations for an economic soft
landing.
Q. How did we respond to these changing market
conditions?
A. During the year, we remained focused on identifying
areas of the market where the potential for long-term
outperformance was overlooked and undervalued by
most investors. For example, in March, financial markets
experienced heightened volatility due to banking turmoil in
the U.S. and Switzerland. Rather than follow the market’s
overreaction and flight to safety, we saw the March banking
crisis as a buying opportunity. We determined that the issues that led to the collapse were unlikely to affect the banks
we were considering, which are all large franchises with
diversified funding and asset mixes. Templeton’s investment
process is designed to identify fundamental mis-pricings
such as these that we believe are temporary and should
correct over time.
Performance Overview
You can find the Fund’s one-year total return for all classes in the Performance Summary. For comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI)-NR,
posted a +22.20% total return for the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the leading contributors to performance?
A. Stock selection in the industrials sector was the most
significant contributor to relative performance for the year, with strong performance for the Fund’s aerospace and
defense holdings. An underweight in the financials sector
and lack of exposure to the weak utilities sector also
contributed.
Top stock contributors included Rolls-Royce (U.K.), Micron
Technology (U.S.), Alphabet (U.S.), Booking Holdings (U.S.)
and Samsung Electronics.
Regionally, stock selection in the U.K. and stock selection
and an underweight in Asia ex-Japan (particularly a zero-
weighting in China) contributed significantly to relative
Geographic Composition
12/31/23
% of Total
Net Assets
North America 50.3%
Europe 31.0%
Asia 14.6%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar. MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market perfor-
mance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Growth VIP Fund
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Annual Report
performance for the period. Our avoidance of Chinese
equities reflected our concerns about the consumer and
property market and the waves of government regulation
that have impacted the structural profitability of several
industries, most notably but not exclusively the larger
internet/e-commerce giants.
Q. What were the leading detractors from performance?
A. Stock selection and an underweight in the information
technology sector detracted significantly from relative
performance for the year. This was largely due to the Fund’s limited exposure to the U.S. mega-cap tech stocks that
rallied on enthusiasm for artificial intelligence (AI).
An overweight and stock selection in the health care sector
and stock selection in the communication services sector
also detracted. In health care, stock-specific setbacks hurt relative performance as some large pharmaceutical holdings
faced legal or regulatory challenges. In communication
services, the bulk of underperformance came from the
media and entertainment sub-sector, where the Fund lacked
exposure to some of the larger names that benefited from
the AI frenzy.
Top stock detractors included Bayer (Germany), Albemarle
(U.S.), AIA Group (Hong Kong), DXC Technology (U.S.) and
Unilever (U.K.).
Regionally, stock selection and an underweight in the U.S.
detracted significantly from relative performance for the year.
The U.S. underweight was driven by our bottom-up search
for value and not a reflection of any structurally unfavorable longer-term view of U.S. equities.
Q. Were there any significant changes to the Fund
during the reporting period?
A. No. Throughout the year, we maintained a balance
across a range of factor and style exposures. Value—as an
investment approach, more than a factor style—remained
the unifying theme. We continued to favor stocks trading at
deep valuation discounts with considerable future earnings
power driven by either cyclical tailwinds, management
initiatives or potential value creation catalysts.
Thank you for your participation in Templeton Growth VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Rolls-Royce Holdings plc 4.0%
Aerospace & Defense, United Kingdom
Alphabet, Inc. 3.5%
Interactive Media & Services, United States
Samsung Electronics Co. Ltd. 3.1%
Technology Hardware, Storage & Peripherals,
South Korea
Target Corp. 2.7%
Consumer Staples Distribution & Retail, United
States
Union Pacific Corp. 2.6%
Ground Transportation, United States
Anheuser-Busch InBev SA/NV 2.5%
Beverages, Belgium
UnitedHealth Group, Inc. 2.4%
Health Care Providers & Services, United States
TJX Cos., Inc. (The) 2.3%
Specialty Retail, United States
Comcast Corp. 2.3%
Media, United States
Medtronic plc 2.3%
Health Care Equipment & Supplies, United
States

Performance Summary as of December 31, 2023
~
1
Templeton Growth VIP Fund
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +21.23% +21.01% +20.79%
5-Year +6.72% +6.47% +6.34%
10-Year +3.50% +3.24% +3.13%

Templeton Growth VIP Fund
Performance Summary

franklintempleton.com
Annual Report
*Source: FactSet
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the MSCI
All Country World Index (ACWI)-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1 (12/31/13–12/31/23)
Class 2 (12/31/13–12/31/23)

Templeton Growth VIP Fund
Performance Summary
6
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4 (12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the
Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Templeton Growth VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,075.40 $4.55 $1,020.82 $4.43 0.87%
2 $1,000 $1,075.30 $5.85 $1,019.56 $5.70 1.12%
4 $1,000 $1,074.00 $6.37 $1,019.06 $6.20 1.22%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

TG P1 10/23
Templeton Growth VIP Fund
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Annual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED OCTOBER 19, 2023
TO THE PROSPECTUS DATED MAY 1, 2023, AS AMENDED AUGUST 16, 2023,
AND TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MAY 1, 2023, OF
TEMPLETON GROWTH VIP FUND (THE “FUND”)
Effective December 31, 2023, Herbert J. Arnett, Jr. is anticipated to step down as portfolio manager to the Fund. At that time, all references to Herbert J. Arnett, Jr. in the Fund’s Prospectus and SAI will be deleted in their entirety.
Please retain this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.47 $11.87 $11.42 $11.15 $12.44
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.12 0.09 0.24
c
0.30
Net realized and unrealized gains (losses) ........... 2.06 (1.47) 0.52 0.36 1.30
Total from investment operations .................... 2.20 (1.35) 0.61 0.60 1.60
Less distributions from:
Net investment income .......................... (0.41) (0.05) (0.16) (0.33) (0.40)
Net realized gains ............................. — — — — (2.49)
Total distributions ............................... (0.41) (0.05) (0.16) (0.33) (2.89)
Net asset value, end of year ....................... $12.26 $10.47 $11.87 $11.42 $11.15
Total return
d
................................... 21.23% (11.32)% 5.26% 5.99% 15.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.90% 0.91% 0.91% 0.86%
Expenses net of waiver and payments by affiliates ....... 0.87% 0.90%
e
0.91%
e
0.91%
e
0.86%
e
Net investment income ........................... 1.20% 1.12% 0.71% 2.42%
c
2.52%
Supplemental data
Net assets, end of year (000’s) ..................... $34,924 $31,251 $39,373 $92,653 $97,988
Portfolio turnover rate ............................ 29.48% 34.43% 45.59%
f
63.65% 19.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.24 $11.59 $11.17 $10.90 $12.21
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.09 0.05 0.21
c
0.26
Net realized and unrealized gains (losses) ........... 2.02 (1.42) 0.50 0.36 1.28
Total from investment operations .................... 2.13 (1.33) 0.55 0.57 1.54
Less distributions from:
Net investment income .......................... (0.38) (0.02) (0.13) (0.30) (0.36)
Net realized gains ............................. — — — — (2.49)
Total distributions ............................... (0.38) (0.02) (0.13) (0.30) (2.85)
Net asset value, end of year ....................... $11.99 $10.24 $11.59 $11.17 $10.90
Total return
d
................................... 21.01% (11.50)% 4.87% 5.80% 15.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.15% 1.18% 1.16% 1.11%
Expenses net of waiver and payments by affiliates ....... 1.12% 1.15%
e
1.18%
e
1.16%
e
1.11%
e
Net investment income ........................... 0.95% 0.87% 0.39% 2.17%
c
2.27%
Supplemental data
Net assets, end of year (000’s) ..................... $333,250 $315,684 $405,365 $603,996 $659,412
Portfolio turnover rate ............................ 29.48% 34.43% 45.59%
f
63.65% 19.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.41 $11.79 $11.35 $11.07 $12.36
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.08 0.03 0.20
c
0.26
Net realized and unrealized gains (losses) ........... 2.04 (1.45) 0.53 0.36 1.29
Total from investment operations .................... 2.14 (1.37) 0.56 0.56 1.55
Less distributions from:
Net investment income .......................... (0.36) (0.01) (0.12) (0.28) (0.35)
Net realized gains ............................. — — — — (2.49)
Total distributions ............................... (0.36) (0.01) (0.12) (0.28) (2.84)
Net asset value, end of year ....................... $12.19 $10.41 $11.79 $11.35 $11.07
Total return
d
................................... 20.79% (11.62)% 4.85% 5.65% 14.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.26% 1.25% 1.29% 1.26% 1.21%
Expenses net of waiver and payments by affiliates ....... 1.22% 1.25%
e
1.29%
e
1.26%
e
1.21%
e
Net investment income ........................... 0.85% 0.77% 0.24% 2.04%
c
2.17%
Supplemental data
Net assets, end of year (000’s) ..................... $16,621 $17,048 $21,559 $23,213 $27,330
Portfolio turnover rate ............................ 29.48% 34.43% 45.59%
f
63.65% 19.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Templeton Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 8.0%
BAE Systems plc ..................................... United Kingdom 584,912 $ 8,280,397
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,071,251 15,531,086
Thales SA ........................................... France 47,444 7,026,119
30,837,602
Automobile Components 4.7%
Continental AG ....................................... Germany 89,050 7,564,171
a
Forvia SE ........................................... France 221,010 5,007,164
Lear Corp. .......................................... United States 40,060 5,656,872
18,228,207
Automobiles 1.2%
Honda Motor Co. Ltd. .................................. Japan 440,688 4,546,599
Banks 5.6%
Bank of America Corp. ................................. United States 248,051 8,351,877
Lloyds Banking Group plc ............................... United Kingdom 11,364,806 6,893,987
PNC Financial Services Group, Inc. (The) ................... United States 40,435 6,261,360
21,507,224
Beverages 2.5%
Anheuser-Busch InBev SA/NV ........................... Belgium 151,200 9,760,999
Broadline Retail 2.2%
a
Amazon.com, Inc. ..................................... United States 54,245 8,241,985
Chemicals 3.4%
b
Albemarle Corp. ...................................... United States 46,937 6,781,458
DuPont de Nemours, Inc. ............................... United States 79,361 6,105,241
12,886,699
Consumer Staples Distribution & Retail 4.6%
a,b
Dollar Tree, Inc. ...................................... United States 53,429 7,589,590
Target Corp. ......................................... United States 72,079 10,265,491
17,855,081
Electrical Equipment 1.4%
Schneider Electric SE .................................. United States 26,013 5,237,288
Entertainment 2.0%
a
Walt Disney Co. (The) .................................. United States 85,254 7,697,584
Financial Services 1.3%
b
Visa, Inc., A .......................................... United States 19,335 5,033,867
Food Products 2.3%
Danone SA .......................................... France 136,707 8,870,558
Ground Transportation 2.6%
Union Pacific Corp. .................................... United States 41,345 10,155,159
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 108,405 8,930,404
Health Care Providers & Services 3.4%
HCA Healthcare, Inc. ................................... United States 14,467 3,915,928
UnitedHealth Group, Inc. ................................ United States 17,192 9,051,072
12,967,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 3.9%
a
Booking Holdings, Inc. ................................. United States 1,269 $ 4,501,422
b
Hyatt Hotels Corp., A ................................... United States 40,185 5,240,526
Starbucks Corp. ...................................... United States 55,821 5,359,374
15,101,322
Household Durables 3.1%
Barratt Developments plc ............................... United Kingdom 341,013 2,443,138
Persimmon plc ....................................... United Kingdom 133,105 2,353,064
Sony Group Corp. ..................................... Japan 75,443 7,140,657
11,936,859
Industrial Conglomerates 1.9%
Hitachi Ltd. .......................................... Japan 45,893 3,301,657
Honeywell International, Inc. ............................. United States 19,685 4,128,141
7,429,798
Insurance 1.3%
AIA Group Ltd. ....................................... Hong Kong 584,779 5,088,970
Interactive Media & Services 3.5%
a
Alphabet, Inc., A ...................................... United States 95,728 13,372,244
IT Services 0.8%
a,b
DXC Technology Co. ................................... United States 126,731 2,898,338
Leisure Products 1.2%
a,b
YETI Holdings, Inc. .................................... United States 86,053 4,455,824
Life Sciences Tools & Services 3.1%
a
ICON plc ............................................ United States 25,226 7,140,724
Thermo Fisher Scientific, Inc. ............................ United States 8,706 4,621,058
11,761,782
Machinery 1.1%
Komatsu Ltd. ........................................ Japan 160,374 4,174,207
Media 2.3%
Comcast Corp., A ..................................... United States 204,797 8,980,348
Oil, Gas & Consumable Fuels 5.4%
BP plc .............................................. United Kingdom 1,475,469 8,747,716
Reliance Industries Ltd. ................................. India 212,876 6,606,937
Shell plc ............................................ Netherlands 170,389 5,578,185
20,932,838
Personal Care Products 2.2%
Unilever plc .......................................... United Kingdom 174,200 8,444,179
Pharmaceuticals 2.3%
Bayer AG ........................................... Germany 173,297 6,430,872
Johnson & Johnson ................................... United States 15,316 2,400,630
8,831,502
Professional Services 1.0%
Adecco Group AG ..................................... Switzerland 78,281 3,844,427
Semiconductors & Semiconductor Equipment 6.0%
Infineon Technologies AG ............................... Germany 195,180 8,152,335
Micron Technology, Inc. ................................. United States 99,633 8,502,680

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
See Abbreviations on page 26.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 60,390 $ 6,280,560
22,935,575
Software 2.2%
Microsoft Corp. ....................................... United States 10,471 3,937,515
SAP SE ............................................ Germany 28,666 4,412,916
8,350,431
Specialty Retail 4.1%
Nitori Holdings Co. Ltd. ................................. Japan 51,070 6,858,720
TJX Cos., Inc. (The) ................................... United States 96,190 9,023,584
15,882,304
Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd. ............................ South Korea 199,337 12,034,092
Total Common Stocks (Cost $293,688,970) .....................................
369,211,296
Short Term Investments 4.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.1%
Credit Agricole Corporate and Investment Bank SA, 5.3%, 1/02/24 France 15,600,000 15,600,000
Total Time Deposits (Cost $15,600,000) ........................................
15,600,000
Total Short Term Investments (Cost $15,600,000 ) ................................
15,600,000
a
Total Investments (Cost $309,288,970) 100.1% ..................................
$384,811,296
Other Assets, less Liabilities (0.1)% ...........................................
(16,529)
Net Assets 100.0% ...........................................................
$384,794,767
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2023. See Note 1(c).

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $309,288,970
Value - Unaffiliated issuers (Includes securities loaned of $16,057,664) ................................. $384,811,296
Cash .................................................................................... 87,663
Receivables:
Capital shares sold ........................................................................ 2,210
Dividends and interest ..................................................................... 560,373
European Union tax reclaims (Note 1d) ......................................................... 156,134
Total assets .......................................................................... 385,617,676
Liabilities:
Payables:
Investment securities purchased .............................................................. 73,391
Capital shares redeemed ................................................................... 180,823
Management fees ......................................................................... 284,385
Distribution fees .......................................................................... 74,137
Professional fees ......................................................................... 52,357
Trustees' fees and expenses ................................................................. 463
Deferred tax ............................................................................... 75,792
Accrued contingent fees ...................................................................... 53,141
Accrued expenses and other liabilities ........................................................... 28,420
Total liabilities ......................................................................... 822,909
Net assets, at value ................................................................. $384,794,767
Net assets consist of:
Paid-in capital ............................................................................. $307,045,738
Total distributable earnings (losses) ............................................................. 77,749,029
Net assets, at value ................................................................. $384,794,767
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $34,923,977
Shares outstanding ........................................................................ 2,847,581
Net asset value and maximum offering price per share ............................................. $12.26
Class 2:
Net assets, at value ....................................................................... $333,249,600
Shares outstanding ........................................................................ 27,801,470
Net asset value and maximum offering price per share ............................................. $11.99
Class 4:
Net assets, at value ....................................................................... $16,621,190
Shares outstanding ........................................................................ 1,363,025
Net asset value and maximum offering price per share ............................................. $12.19

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Templeton
Growth VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $6,819,922
Interest:
Unaffiliated issuers ........................................................................ 879,288
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 30,779
Non-controlled affiliates (Note 3 e ) ............................................................. 1,331
Other income (Note 1d) ...................................................................... 71,557
Total investment income ................................................................... 7,802,877
Expenses:
Management fees (Note 3 a ) ................................................................... 3,361,495
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 816,582
    Class 4 ................................................................................ 58,995
Custodian fees ............................................................................. 15,461
Reports to shareholders fees .................................................................. 10,660
Professional fees ........................................................................... 3,258
Trustees' fees and expenses .................................................................. 4,352
Other .................................................................................... 28,282
Total expenses ......................................................................... 4,299,085
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (151,595)
Net expenses ......................................................................... 4,147,490
Net investment income ................................................................ 3,655,387
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $53,013)
Unaffiliated issuers ...................................................................... 3,305,950
Foreign currency transactions ................................................................ (2,897)
Net realized gain (loss) .................................................................. 3,303,053
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 64,337,412
Translation of other assets and liabilities denominated in foreign currencies .............................. 21,769
Change in deferred taxes on unrealized appreciation ............................................... (75,792)
Net change in unrealized appreciation (depreciation) ............................................ 64,283,389
Net realized and unrealized gain (loss) ............................................................ 67,586,442
Net increase (decrease) in net assets resulting from operations .......................................... $71,241,829

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Templeton Growth VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,655,387 $3,543,162
Net realized gain (loss) ................................................. 3,303,053 19,191,671
Net change in unrealized appreciation (depreciation) ........................... 64,283,389 (75,598,807)
Net increase (decrease) in net assets resulting from operations ................ 71,241,829 (52,863,974)
Distributions to shareholders:
Class 1 ............................................................. (1,155,610) (172,934)
Class 2 ............................................................. (10,928,216) (546,584)
Class 4 ............................................................. (526,739) (17,767)
Total distributions to shareholders .......................................... (12,610,565) (737,285)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,539,039) (3,572,889)
Class 2 ............................................................. (33,137,962) (43,160,730)
Class 4 ............................................................. (3,142,106) (1,979,587)
Total capital share transactions ............................................ (37,819,107) (48,713,206)
Net increase (decrease) in net assets ................................... 20,812,157 (102,314,465)
Net assets:
Beginning of year ....................................................... 363,982,610 466,297,075
End of year ........................................................... $384,794,767 $363,982,610

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Growth VIP Fund
18
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Growth VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2023, Fund held $16,641,700 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 40,849 $461,231 73,870 $794,735
Shares issued in reinvestment of distributions .......... 100,663 1,155,610 16,938 172,934
Shares redeemed ............................... (279,133) (3,155,880) (423,801) (4,540,558)
Net increase (decrease) .......................... (137,621) $(1,539,039) (332,993) $(3,572,889)
Class 2 Shares:
Shares sold ................................... 1,496,594 $16,680,185 1,131,729 $11,824,462
Shares issued in reinvestment of distributions .......... 973,127 10,928,216 54,657 546,571
Shares redeemed ............................... (5,500,312) (60,746,363) (5,325,849) (55,531,763)
Net increase (decrease) .......................... (3,030,591) $(33,137,962) (4,139,463) $(43,160,730)
Class 4 Shares:
Shares sold ................................... 44,155 $489,933 153,237 $1,591,260
Shares issued in reinvestment of distributions .......... 46,044 526,739 1,747 17,767
Shares redeemed ............................... (365,341) (4,158,778) (346,102) (3,588,614)
Net increase (decrease) .......................... (275,142) $(3,142,106) (191,118) $(1,979,587)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.893% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Templeton Growth VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.87% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended December 31, 2023, the Fund utilized $2,418,724 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $2,240,460 $1,708,850 $(3,949,310) $— $— $— — $1,331
Total Affiliated Securities ... $2,240,460 $1,708,850 $(3,949,310) $— $— $— $1,331
2023 2022
Distributions paid from:
Ordinary income .......................................................... $12,610,565 $737,285
Cost of investments .......................................................................... $311,645,860
Unrealized appreciation ........................................................................ $88,494,416
Unrealized depreciation ........................................................................ (15,328,980)
Net unrealized appreciation (depreciation) .......................................................... $73,165,436
Distributable earnings:
Undistributed ordinary income ................................................................... $4,199,006
Undistributed long term capital gains .............................................................. 365,614
Total distributable earnings ..................................................................... $4,564,620
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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Annual Report
Templeton Growth VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$105,512,310 and $151,287,877, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Annual Report
Templeton Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,280,397 $ 22,557,205 $ — $ 30,837,602
Automobile Components ................. 5,656,872 12,571,335 — 18,228,207
Automobiles .......................... — 4,546,599 — 4,546,599
Banks ............................... 14,613,237 6,893,987 — 21,507,224
Beverages ........................... — 9,760,999 — 9,760,999
Broadline Retail ....................... 8,241,985 — — 8,241,985
Chemicals ........................... 12,886,699 — — 12,886,699
Consumer Staples Distribution & Retail ...... 17,855,081 — — 17,855,081
Electrical Equipment .................... — 5,237,288 — 5,237,288
Entertainment ......................... 7,697,584 — — 7,697,584
Financial Services ...................... 5,033,867 — — 5,033,867
Food Products ........................ — 8,870,558 — 8,870,558
Ground Transportation .................. 10,155,159 — — 10,155,159
Health Care Equipment & Supplies ......... 8,930,404 — — 8,930,404
Health Care Providers & Services .......... 12,967,000 — — 12,967,000
Hotels, Restaurants & Leisure ............. 15,101,322 — — 15,101,322
Household Durables .................... — 11,936,859 — 11,936,859
Industrial Conglomerates ................ 4,128,141 3,301,657 — 7,429,798
Insurance ............................ — 5,088,970 — 5,088,970
Interactive Media & Services .............. 13,372,244 — — 13,372,244
IT Services ........................... 2,898,338 — — 2,898,338
Leisure Products ....................... 4,455,824 — — 4,455,824
Life Sciences Tools & Services ............ 11,761,782 — — 11,761,782
Machinery ............................ — 4,174,207 — 4,174,207
Media ............................... 8,980,348 — — 8,980,348
Oil, Gas & Consumable Fuels ............. — 20,932,838 — 20,932,838
Personal Care Products ................. — 8,444,179 — 8,444,179
Pharmaceuticals ....................... 2,400,630 6,430,872 — 8,831,502
Professional Services ................... — 3,844,427 — 3,844,427
Semiconductors & Semiconductor Equipment . 14,783,240 8,152,335 — 22,935,575
Software ............................. 3,937,515 4,412,916 — 8,350,431
Specialty Retail ........................ 9,023,584 6,858,720 — 15,882,304
Technology Hardware, Storage & Peripherals . — 12,034,092 — 12,034,092
Short Term Investments ................... — 15,600,000 — 15,600,000
Total Investments in Securities ........... $203,161,253 $181,650,043
a
$— $384,811,296
a
Includes foreign securities valued at $166,050,043, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
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Annual Report
Templeton Growth VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
27
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Growth VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
28
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Annual Report
Templeton Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,069,594
Interest Earned from Federal Obligations Note (1) $158,995
Amount Reported
Foreign Taxes Paid $87,578
Foreign Source Income Earned $3,345,142

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
29
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
30
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
32
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
33
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Annual Report
Proxy Voting Policies and Procedures
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shareholders may request copies of the Policies free of
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7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
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Commission’s Public Reference Room in Washington, DC.
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Room may be obtained by calling (800) SEC-0330.

739 A 02/24
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Annual Report
Templeton Growth VIP Fund
Investment Manager Fund Administrator Distributor
Templeton Global Advisors Limited Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin DynaTech
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 15
Notes to Financial Statements 18
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 32

2
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Annual Report
Franklin DynaTech VIP Fund
This annual report for Franklin DynaTech VIP Fund covers
the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation. We use
fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and
valuation. The research may include consideration of
cash flow, income statements, balance sheet and notes
to them, and its analysis typically includes forecasts of
multiple possible future outcomes. In seeking sustainable
growth characteristics, we look for companies we believe
can produce sustainable earnings and cash flow growth,
evaluating the long-term market opportunity and competitive
structure of an industry to target leaders and emerging
leaders. We define quality companies as those with
strong and improving competitive positions in attractive
markets. We also believe important attributes of quality are experienced and talented management teams as well as
financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on
capital employed. Our valuation analysis includes a range
of potential outcomes based on an assessment of multiple
scenarios. In assessing value, we consider whether security
prices fully reflect the balance of the sustainable growth
opportunities relative to business and financial risks.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a robust total return for the 12 months
ended December 31, 2023. Several prominent bank failures
in the early part of the year drove increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Technology-related stocks helped support the equity market
amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI
applications. Meanwhile, the economic outlook improved as
inflation slowed and U.S. Treasury yields stabilized.
The U.S. economy was strong, posting solid gross domestic
product growth in the first half of 2023 and then accelerating in the third quarter. Consumer spending continued to power
the economy, helped by higher asset prices and increased
wages. The labor market remained tight amid continued
job growth, which helped send the U.S. unemployment rate
down to a 54-year low of 3.4% before rising again to end
the year at 3.7%, which was still low by historical standards.
Inflation also cooled substantially, with the Consumer Price
Index falling from an annual rate of 6.5% in December 2022
to 3.1% in November 2023. Rising wages and lower inflation
bolstered consumer confidence, and the improving outlook
on inflation led some investors to anticipate looser financial conditions in 2024. Nonetheless, interest rates were high
during the 12-month period, translating to elevated borrowing costs for individuals and businesses, which dampened some
economic activity, especially in the housing market.
In its efforts to reduce inflation, the U.S. Federal Reserve
(Fed) restricted monetary policy during the period. The Fed
raised the federal funds target rate four times, ending the
period at a range of 5.25%–5.50% and pushing borrowing
costs to their highest levels since 2001. However, at four
of its meetings, the Fed declined to adjust interest rates,
signaling that its rate-hiking cycle was at or near an end.
Nonetheless, the Fed indicated at its December 2023
meeting that it would continue to reduce its U.S. Treasury
and agency debt and mortgage-backed security holdings.
Fed projections showed it may pivot in 2024, with the central bank forecasting three interest-rate cuts for the year.
Q. How did we respond to these changing market
conditions?
A. Amid a wide range of economic and geopolitical
risks, we continue to focus on identifying quality growth
companies and understand the adoption rates of their
novel technologies. Performing fundamental research gives
us insight as to when technological advancements may
become market ready and broadly adopted. The bottom line
is that economic and geopolitical shocks serve to catalyze
innovation that creates more resilient systems. We currently see investment opportunities across many industries and
seek to anticipate the convergence of technology in the
physical, digital and biological spheres. The adoption of
innovation and the invention of new technologies are rarely
linear. Platforms can move forward faster than we expect,
then regress. The goal of owning a portfolio of innovative
companies, in our view, is to smooth out that spastic
movement. We continue to invest in secularly growing,
innovative companies with compounding revenue, earnings,
free cash flow, and sustainable competitive advantages over
the next three-, five- and ten-year periods, according to our analysis.

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Annual Report
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Growth Index,
posted a +42.68% total return for the same period.
1
The
Fund’s secondary benchmark, the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +26.29% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Q. What were the leading contributors to performance?
A. It was a strong year for technology stocks,—the portion of the portfolio with the most dramatic gains in the first half of
2023—particularly holdings tied to artificial intelligence (AI).
Our number one contributor to both absolute and relative
returns was chipmaker NVIDIA. The company continued its
strong share-price performance in 2023 with a huge second-
quarter rally that pushed its market capitalization above
U.S.$1 trillion. There was stock-specific strength among
our software industry holdings that included ServiceNow,
HubSpot and Cadence Design Systems, which were among
the top five relative contributors. The shares of ServiceNow got a boost following the cloud-company’s unveiling of a
generative AI tool that uses natural language processing,
such as text generation, text summarization, question
answering and language translation, which can improve work
productivity and performance. Another standout contributor
was e-commerce platform Shopify in the IT services industry.
The company shed its unprofitable logistics business, which
helped free cash flow. Shopify provides the dominant retail
operating system for small and mid-sized U.S. merchants in
e-commerce. We see a potentially significant opportunity for
Shopify to further expand its offering into larger merchants and international markets as it continues to innovate and
adapt.
Q. What were the leading detractors from performance?
A. Stock selection and overweighting in the health care
sector was a leading relative detractor over the reporting
period, pressured by life sciences tools and services
companies Thermo Fisher Scientific (TMS) and Danaher.
We have been anticipating stabilization in post-pandemic
medical equipment spending, particularly in the field of
bioprocessing, but the shift has yet to materialize. Health
care equipment and supplies companies—notably Inspire
Medical Systems—also substantially underperformed
the index. Rising operating costs pressured bottom-line
results for the sleep apnea specialist. Stock selection and
overweighting in the financials sector was another area
of weakness for the Fund. Notably, and off-benchmark
position in Dutch payments processor Adyen hindered
relative returns. Select fintech holdings have come under
pressure from declining payment volume growth and near-
term earnings slowdowns that were poorly received by
investors, with Adyen shedding more than half of its equity
value. We think some of Adyen’s near-term valuation reset
was appropriate, and we also trimmed the Fund’s position
following years of strong performance. Elsewhere, returns in the utilities sector were negative overall. Investors generally moved assets out of utilities, including Florida-based electric power and energy infrastructure company NextEra Energy,
the Fund’s sole position within the sector. We continue to
hold NextEra for the longer term due in part to its clean
Portfolio Composition
12/31/23
% of Total
Net Assets
Software 31.8%
Semiconductors & Semiconductor Equipment 20.2%
Broadline Retail 8.3%
Interactive Media & Services 5.7%
Financial Services 4.4%
Health Care Equipment & Supplies 4.0%
Life Sciences Tools & Services 3.9%
IT Services 3.7%
Automobiles 2.8%
Technology Hardware, Storage & Peripherals 2.2%
Capital Markets 1.8%
Pharmaceuticals 1.7%
Health Care Providers & Services 1.3%
Energy Equipment & Services 1.2%
Other
*
6.0%
Short-Term Investments & Other Net Assets 1.0%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar. Russell 1000
®
Growth Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rates. Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin DynaTech VIP Fund
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Annual Report
energy-focused business model.
Thank you for your participation in Franklin DynaTech VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
NVIDIA Corp. 8.3%
Semiconductors & Semiconductor Equipment,
United States
Microsoft Corp. 7.7%
Software, United States
Amazon.com, Inc. 6.9%
Broadline Retail, United States
Alphabet, Inc. 4.1%
Interactive Media & Services, United States
ServiceNow, Inc. 3.7%
Software, United States
Mastercard, Inc. 3.2%
Financial Services, United States
Synopsys, Inc. 2.9%
Software, United States
Cadence Design Systems, Inc. 2.8%
Software, United States
Intuit, Inc. 2.8%
Software, United States
Tesla, Inc. 2.8%
Automobiles, United States

Performance Summary as of December 31, 2023
~
1
Franklin DynaTech VIP Fund
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. On May 1, 2021, the Fund’s investment strategies changed. The performance prior to May 1, 2021, is attributable to the Fund’s performance before the strategy changes.
Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may im-
pact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  2 Class  4
1-Year +43.77% +44.02%
5-Year +13.76% +13.64%
10-Year +10.37% +10.27%

Franklin DynaTech VIP Fund
Performance Summary
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Russell
1000
®
Growth Index and the Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is
not representative of the Fund’s portfolio.
Class 2
(12/31/13–12/31/23)
Class 4
(12/31/13–12/31/23)
*Source: FactSet

Franklin DynaTech VIP Fund
Performance Summary
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Annual Report
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin DynaTech VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
2 $1,000 $1,094.90 $4.65 $1,020.77 $4.49 0.88%
4 $1,000 $1,097.10 $5.18 $1,020.26 $4.99 0.98%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.96 $11.85 $10.92 $8.06 $6.46
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.01) (0.02) (0.08) (0.03) (0.01)
Net realized and unrealized gains (losses) ........... 1.32 (4.52) 1.79 3.47 1.99
Total from investment operations .................... 1.31 (4.54) 1.71 3.44 1.98
Less distributions from:
Net realized gains ............................. — (4.35) (0.78) (0.58) (0.38)
Net asset value, end of year ....................... $4.27 $2.96 $11.85 $10.92 $8.06
Total return
c
................................... 43.77% (39.96)% 16.14% 44.88% 31.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 1.03% 1.31% 1.33%
Expenses net of waiver and payments by affiliates ....... 0.89%
d
0.90%
d
0.96% 0.96%
d
0.96%
d
Net investment (loss) ............................ (0.41)% (0.49)% (0.71)% (0.36)% (0.19)%
Supplemental data
Net assets, end of year (000’s) ..................... $125,878 $74,486 $139,784 $125,731 $97,964
Portfolio turnover rate ............................ 22.25% 34.99% 74.97% 15.70% 26.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.59 $11.23 $10.40 $7.71 $6.20
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.03) (0.09) (0.04) (0.02)
Net realized and unrealized gains (losses) ........... 1.16 (4.26) 1.70 3.31 1.91
Total from investment operations .................... 1.14 (4.29) 1.61 3.27 1.89
Less distributions from:
Net realized gains ............................. — (4.35) (0.78) (0.58) (0.38)
Net asset value, end of year ....................... $3.73 $2.59 $11.23 $10.40 $7.71
Total return
c
................................... 44.02% (40.20)% 16.09% 44.71% 31.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.01% 1.13% 1.41% 1.43%
Expenses net of waiver and payments by affiliates ....... 1.00%
d,e
1.00%
d
1.06% 1.06%
d
1.06%
d
Net investment (loss) ............................ (0.50)% (0.59)% (0.81)% (0.47)% (0.29)%
Supplemental data
Net assets, end of year (000’s) ..................... $25,919 $20,496 $36,515 $38,425 $31,761
Portfolio turnover rate ............................ 22.25% 34.99% 74.97% 15.70% 26.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments to affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin DynaTech VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 6,159 $ 1,591,055
HEICO Corp. ........................................ United States 652 116,623
1,707,678
Automobile Components 0.1%
a
Mobileye Global, Inc., A ................................. Israel 3,958 171,461
Automobiles 2.8%
a
Tesla, Inc. ........................................... United States 17,233 4,282,056
Biotechnology 0.6%
a
Argenx SE .......................................... Netherlands 2,037 774,916
a
Krystal Biotech, Inc. ................................... United States 120 14,887
a
Natera, Inc. .......................................... United States 1,328 83,186
872,989
Broadline Retail 8.3%
a
Amazon.com, Inc. ..................................... United States 68,867 10,463,652
a
MercadoLibre, Inc. .................................... Brazil 1,361 2,138,866
12,602,518
Capital Markets 1.8%
Moody's Corp. ........................................ United States 684 267,143
MSCI, Inc., A ......................................... United States 1,702 962,736
Tradeweb Markets, Inc., A ............................... United States 16,897 1,535,600
2,765,479
Commercial Services & Supplies 0.2%
Veralto Corp. ......................................... United States 3,399 279,602
Communications Equipment 0.1%
a
Arista Networks, Inc. ................................... United States 722 170,038
Construction & Engineering 0.9%
Quanta Services, Inc. .................................. United States 6,217 1,341,629
Diversified Consumer Services 0.2%
a
Duolingo, Inc., A ...................................... United States 1,345 305,113
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., A .................................... United States 3,426 339,619
Keyence Corp. ....................................... Japan 1,371 602,465
942,084
Energy Equipment & Services 1.2%
Baker Hughes Co., A ................................... United States 13,948 476,743
a
Oceaneering International, Inc. ........................... United States 9,481 201,756
Schlumberger NV ..................................... United States 17,132 891,549
TechnipFMC plc ...................................... United Kingdom 9,126 183,797
1,753,845
Financial Services 4.4%
Mastercard, Inc., A .................................... United States 11,542 4,922,778
Visa, Inc., A .......................................... United States 6,776 1,764,132
6,686,910
Ground Transportation 0.9%
a
Uber Technologies, Inc. ................................. United States 22,111 1,361,374
Health Care Equipment & Supplies 4.0%
a
Dexcom, Inc. ......................................... United States 1,994 247,435
a
Haemonetics Corp. .................................... United States 2,402 205,395

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. ................................ United States 4,820 $ 2,675,341
a
Inspire Medical Systems, Inc. ............................ United States 1,731 352,137
a
Intuitive Surgical, Inc. .................................. United States 6,905 2,329,471
Stryker Corp. ........................................ United States 684 204,831
6,014,610
Health Care Providers & Services 1.3%
a
HealthEquity, Inc. ..................................... United States 2,366 156,866
UnitedHealth Group, Inc. ................................ United States 3,446 1,814,215
1,971,081
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 2,041 392,933
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 636 86,585
a
Booking Holdings, Inc. ................................. United States 241 854,880
a
DoorDash, Inc., A ..................................... United States 1,041 102,945
1,044,410
Interactive Media & Services 5.7%
a
Alphabet, Inc., A ...................................... United States 44,746 6,250,569
a
Meta Platforms, Inc., A ................................. United States 6,832 2,418,255
8,668,824
IT Services 3.7%
a
Gartner, Inc. ......................................... United States 535 241,344
a
MongoDB, Inc., A ..................................... United States 5,811 2,375,827
a
Shopify, Inc., A ....................................... Canada 34,261 2,667,445
a
Snowflake, Inc., A ..................................... United States 1,682 334,718
5,619,334
Life Sciences Tools & Services 3.9%
Danaher Corp. ....................................... United States 10,198 2,359,205
Thermo Fisher Scientific, Inc. ............................ United States 6,811 3,615,211
5,974,416
Media 0.1%
a
Trade Desk, Inc. (The), A ................................ United States 2,482 178,605
Pharmaceuticals 1.7%
AstraZeneca plc, ADR .................................. United Kingdom 13,835 931,787
Eli Lilly & Co. ........................................ United States 2,705 1,576,799
2,508,586
Professional Services 0.1%
a
Ceridian HCM Holding, Inc. .............................. United States 1,257 84,370
Verisk Analytics, Inc., A ................................. United States 389 92,916
177,286
Semiconductors & Semiconductor Equipment 20.2%
a
Advanced Micro Devices, Inc. ............................ United States 6,861 1,011,380
Analog Devices, Inc. ................................... United States 13,537 2,687,907
a
ARM Holdings plc, ADR ................................ United States 803 60,341
ASM International NV .................................. Netherlands 1,679 873,996
ASML Holding NV, ADR ................................ Netherlands 5,327 4,032,113
Broadcom, Inc. ....................................... United States 686 765,747
Entegris, Inc. ......................................... United States 6,857 821,606
Intel Corp. ........................................... United States 3,414 171,553

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ........................................... United States 3,706 $ 2,154,298
Lam Research Corp. ................................... United States 3,630 2,843,234
a
Lattice Semiconductor Corp. ............................. United States 6,753 465,889
Monolithic Power Systems, Inc. ........................... United States 3,559 2,244,946
NVIDIA Corp. ........................................ United States 25,463 12,609,787
30,742,797
Software 31.8%
a
Adobe, Inc. .......................................... United States 1,022 609,725
a
ANSYS, Inc. ......................................... United States 3,416 1,239,598
a
Aspen Technology, Inc. ................................. United States 1,358 298,964
a
Atlassian Corp., A ..................................... United States 3,429 815,622
a
Cadence Design Systems, Inc. ........................... United States 15,855 4,318,426
Constellation Software, Inc. .............................. Canada 341 845,492
a
Crowdstrike Holdings, Inc., A ............................. United States 290 74,043
a
Datadog, Inc., A ...................................... United States 6,229 756,076
a
Descartes Systems Group, Inc. (The) ...................... Canada 5,096 428,370
a
Fair Isaac Corp. ...................................... United States 333 387,615
a
HubSpot, Inc. ........................................ United States 4,139 2,402,855
Intuit, Inc. ........................................... United States 6,886 4,303,956
a
Klaviyo, Inc., A ....................................... United States 3,317 92,146
a,b
Lumine Group, Inc., Reg S .............................. Canada 3,589 80,989
a
Manhattan Associates, Inc. .............................. United States 1,376 296,280
Microsoft Corp. ....................................... United States 30,904 11,621,140
a
Monday.com Ltd. ...................................... United States 3,431 644,376
a
Palo Alto Networks, Inc. ................................ United States 7,461 2,200,100
a
Procore Technologies, Inc. .............................. United States 5,436 376,280
Roper Technologies, Inc. ................................ United States 3,400 1,853,578
a
Salesforce, Inc. ....................................... United States 6,762 1,779,353
a
ServiceNow, Inc. ...................................... United States 7,914 5,591,162
a
SPS Commerce, Inc. ................................... United States 977 189,382
a
Synopsys, Inc. ....................................... United States 8,592 4,424,107
a
Tyler Technologies, Inc. ................................. United States 1,714 716,658
a
Workday, Inc., A ...................................... United States 6,747 1,862,577
48,208,870
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. .......................................... United States 17,237 3,318,640
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 2,407 155,901
Total Common Stocks (Cost $81,581,967) ......................................
150,219,069
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc., 3/31/40 ....................... Canada 341 —
Total Warrants (Cost $–) ......................................................
—
Total Long Term Investments (Cost $81,581,967) ................................
150,219,069
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 1,788,799 $ 1,788,799
Total Money Market Funds (Cost $1,788,799) ...................................
1,788,799
Total Short Term Investments (Cost $1,788,799 ) .................................
1,788,799
a
Total Investments (Cost $83,370,766) 100.2% ...................................
$152,007,868
Other Assets, less Liabilities (0.2)% ...........................................
(210,741)
Net Assets 100.0% ...........................................................
$151,797,127
a a a
See Abbreviations on page 25 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the value of this security was $80,989, representing 0.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $81,581,967
Cost - Non-controlled affiliates (Note 3e) ........................................................ 1,788,799
Value - Unaffiliated issuers .................................................................. $150,219,069
Value - Non- controlled affiliates (Note 3e ) ....................................................... 1,788,799
Cash .................................................................................... 3,607
Receivables:
Capital shares sold ........................................................................ 19,581
Dividends ............................................................................... 24,857
Total assets .......................................................................... 152,055,913
Liabilities:
Payables:
Capital shares redeemed ................................................................... 104,701
Management fees ......................................................................... 74,002
Distribution fees .......................................................................... 33,944
Professional fees ......................................................................... 34,349
Trustees' fees and expenses ................................................................. 93
Accrued expenses and other liabilities ........................................................... 11,697
Total liabilities ......................................................................... 258,786
Net assets, at value ................................................................. $151,797,127
Net assets consist of:
Paid-in capital ............................................................................. $102,944,757
Total distributable earnings (losses) ............................................................. 48,852,370
Net assets, at value ................................................................. $151,797,127
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $125,878,079
Shares outstanding ........................................................................ 29,474,683
Net asset value and maximum offering price per share ............................................. $4.27
Class 4:
Net assets, at value ....................................................................... $25,919,048
Shares outstanding ........................................................................ 6,949,241
Net asset value and maximum offering price per share ............................................. $3.73

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $7,692)
Unaffiliated issuers ........................................................................ $515,832
Non-controlled affiliates (Note 3e ) ............................................................. 117,675
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (290)
Non-controlled affiliates (Note 3 e ) ............................................................. 1,321
Total investment income ................................................................... 634,538
Expenses:
Management fees (Note 3 a ) ................................................................... 780,429
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 266,191
    Class 4 ................................................................................ 82,787
Reports to shareholders fees .................................................................. 7,270
Professional fees ........................................................................... 56,674
Trustees' fees and expenses .................................................................. 916
Other .................................................................................... 3,153
Total expenses ......................................................................... 1,197,420
Expense reductions (Note 4 ) ............................................................... (13)
Expenses waived/paid by affiliates (No te 3e and 3f) .............................................. (9,076)
Net expenses ......................................................................... 1,188,331
Net investment income (loss) ............................................................ (553,793)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,434,565)
Foreign currency transactions ................................................................ 2,099
Net realized gain (loss) .................................................................. (6,432,466)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 52,425,708
Translation of other assets and liabilities denominated in foreign currencies .............................. 119
Net change in unrealized appreciation (depreciation) ............................................ 52,425,827
Net realized and unrealized gain (loss) ............................................................ 45,993,361
Net increase (decrease) in net assets resulting from operations .......................................... $45,439,568

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin DynaTech VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(553,793) $(563,300)
Net realized gain (loss) ................................................. (6,432,466) (13,006,923)
Net change in unrealized appreciation (depreciation) ........................... 52,425,827 (51,401,388)
Net increase (decrease) in net assets resulting from operations ................ 45,439,568 (64,971,611)
Distributions to shareholders:
Class 2 ............................................................. — (44,303,180)
Class 4 ............................................................. — (13,476,408)
Total distributions to shareholders .......................................... — (57,779,588)
Capital share transactions: (Note 2 )
Class 2 ............................................................. 14,420,552 29,862,210
Class 4 ............................................................. (3,045,460) 11,572,419
Total capital share transactions ............................................ 11,375,092 41,434,629
Net increase (decrease) in net assets ................................... 56,814,660 (81,316,570)
Net assets:
Beginning of year ....................................................... 94,982,467 176,299,037
End of year ........................................................... $151,797,127 $94,982,467

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin DynaTech VIP Fund
18
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
December 31, 2023, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.600% of the Fund’s average daily net assets.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 10,959,693 $38,279,397 3,947,067 $19,286,008
Shares issued in reinvestment of distributions .......... — — 14,198,338 44,298,814
Shares redeemed ............................... (6,623,355) (23,858,845) (4,805,563) (33,722,612)
Net increase (decrease) .......................... 4,336,338 $14,420,552 13,339,842 $29,862,210
Class 4 Shares:
Shares sold ................................... 953,967 $3,133,365 896,180 $4,305,853
Shares issued in reinvestment of distributions .......... — — 4,936,413 13,476,408
Shares redeemed ............................... (1,917,498) (6,178,825) (1,171,235) (6,209,842)
Net increase (decrease) .......................... (963,531) $(3,045,460) 4,661,358 $11,572,419
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Franklin DynaTech VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $3,506,161 $38,937,850 $(40,655,212) $— $— $1,788,799 1,788,799 $117,675
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $28,168 $1,483,922 $(1,512,090) $— $— $— — $1,321
Total Affiliated Securities ... $3,534,329 $40,421,772 $(42,167,302) $— $— $1,788,799 $118,996
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Franklin DynaTech VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022 , was as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,582,554
Long term ................................................................................ 3,608,508
Total capital loss carryforwards ............................................................... $18,191,062
2023 2022
Distributions paid from:
Long term capital gain ...................................................... — $57,779,588
Cost of investments .......................................................................... $84,964,574
Unrealized appreciation ........................................................................ $68,794,373
Unrealized depreciation ........................................................................ (1,751,079)
Net unrealized appreciation (depreciation) .......................................................... $67,043,294
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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Annual Report
Franklin DynaTech VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$41,013,829 and $28,349,338, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,707,678 $ — $ — $ 1,707,678
Automobile Components ................. 171,461 — — 171,461
Automobiles .......................... 4,282,056 — — 4,282,056
Biotechnology ......................... 98,073 774,916 — 872,989
Broadline Retail ....................... 12,602,518 — — 12,602,518
Capital Markets ........................ 2,765,479 — — 2,765,479
Commercial Services & Supplies ........... 279,602 — — 279,602
Communications Equipment .............. 170,038 — — 170,038
Construction & Engineering ............... 1,341,629 — — 1,341,629
Diversified Consumer Services ............ 305,113 — — 305,113

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Annual Report
Franklin DynaTech VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 339,619 $ 602,465 $ — $ 942,084
Energy Equipment & Services ............. 1,753,845 — — 1,753,845
Financial Services ...................... 6,686,910 — — 6,686,910
Ground Transportation .................. 1,361,374 — — 1,361,374
Health Care Equipment & Supplies ......... 6,014,610 — — 6,014,610
Health Care Providers & Services .......... 1,971,081 — — 1,971,081
Health Care Technology ................. 392,933 — — 392,933
Hotels, Restaurants & Leisure ............. 1,044,410 — — 1,044,410
Interactive Media & Services .............. 8,668,824 — — 8,668,824
IT Services ........................... 5,619,334 — — 5,619,334
Life Sciences Tools & Services ............ 5,974,416 — — 5,974,416
Media ............................... 178,605 — — 178,605
Pharmaceuticals ....................... 2,508,586 — — 2,508,586
Professional Services ................... 177,286 — — 177,286
Semiconductors & Semiconductor Equipment . 29,868,801 873,996 — 30,742,797
Software ............................. 48,208,870 — — 48,208,870
Technology Hardware, Storage & Peripherals . 3,318,640 — — 3,318,640
Trading Companies & Distributors .......... 155,901 — — 155,901
Warrants ............................... — — —
a
—
Short Term Investments ................... 1,788,799 — — 1,788,799
Total Investments in Securities ........... $149,756,491 $2,251,377
b
$— $152,007,868
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $2,251,377, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
26
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin DynaTech VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
DynaTech VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
27
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Annual Report
Franklin DynaTech VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $422,950

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
28
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
29
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
30
franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
31
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
32
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

729 A 02/24
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Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold
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Annual Report
Franklin DynaTech VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Global
Real Estate VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 14
Notes to Financial Statements 17
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 32

2
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Annual Report
Franklin Global Real Estate VIP Fund
This annual report for Franklin Global Real Estate VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks high total return. We seek to limit price
volatility by investing across markets and property types.
When selecting investments for the Fund’s portfolio, we
apply a bottom-up stock selection process that incorporates
macro-level views in the evaluation process. Our portfolio
construction process combines bottom-up analysis of
individual stock and real estate market fundamentals and
top-down macro overlays to provide country/regional,
property type and company size perspectives in identifying
international/local cyclical and thematic trends that highlight investment opportunities.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a robust total return for the 12 months
ended December 31, 2023. Several prominent bank failures
in the early part of the year drove increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Technology-related stocks helped support the equity market
amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI
applications. Meanwhile, the economic outlook improved as
inflation slowed and U.S. Treasury yields stabilized.
The U.S. economy was strong, posting solid gross domestic
product growth in the first half of 2023 and then accelerating in the third quarter. Consumer spending continued to power
the economy, helped by higher asset prices and increased
wages. The labor market remained tight amid continued
job growth, which helped send the U.S. unemployment rate
down to a 54-year low of 3.4% before rising again to end
the year at 3.7%, which was still low by historical standards.
Inflation also cooled substantially, with the Consumer Price
Index falling from an annual rate of 6.5% in December 2022
to 3.1% in November 2023. Rising wages and lower inflation
bolstered consumer confidence, and the improving outlook
on inflation led some investors to anticipate looser financial conditions in 2024. Nonetheless, interest rates were high
during the 12-month period, translating to elevated borrowing costs for individuals and businesses, which dampened some
economic activity, especially in the housing market.
In its efforts to reduce inflation, the U.S. Federal Reserve
(Fed) restricted monetary policy during the period. The Fed
raised the federal funds target rate four times, ending the
period at a range of 5.25%–5.50% and pushing borrowing
costs to their highest levels since 2001. However, at four
of its meetings, the Fed declined to adjust interest rates,
signaling that its rate-hiking cycle was at or near an end.
Nonetheless, the Fed indicated at its December 2023
meeting that it would continue to reduce its U.S. Treasury
and agency debt and mortgage-backed security holdings.
Fed projections showed it may pivot in 2024, with the central bank forecasting three interest-rate cuts for the year.
Q. How did we respond to these changing market
conditions?
A. We look to invest in property types that can benefit from what we believe are structurally positive themes related
to technology and demographics. We favor industrial,
residential, health care and specialty property types like data centers, which tend to have longer-term revenue advantages
due to better overall supply-demand dynamics. A higher cost
of capital environment remains challenging for commercial
real estate (CRE). While we are sympathetic to the broader
concerns about the risk to CRE valuations, we believe our
quality bias can potentially protect investors against capital loss. Another feature of the Fund’s investment style is a
below-average leverage profile due to investments that
possess strong balance sheets and credit profiles and are
well placed to weather economic storms.
Portfolio Composition
12/31/23
% of Total
Net Assets
Industrial REITs 18.0%
Retail REITs 16.3%
Specialized REITs 15.7%
Residential REITs 15.1%
Real Estate Management & Development 13.9%
Health Care REITs 7.2%
Office REITs 6.1%
Hotel & Resort REITs 3.4%
Diversified REITs 2.1%
Other
*
1.5%
Short-Term Investments & Other Net Assets 0.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.

Franklin Global Real Estate VIP Fund
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Annual Report
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the FTSE
®
EPRA
®
/NAREIT
®
Developed
Index, posted a +10.85% total return for the same period.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the leading contributors to performance?
A. The residential and industrial property subsectors,
which are some of the largest weightings in the Fund,
were top contributors to relative performance over the
reporting period. In residential, American Homes 4 Rent
(AMH) and Vonovia delivered solid returns. AMH is a real
estate investment trust (REIT) that invests in single-family rental homes. Demographic shifts have been driving
increased demand for detached rental properties against
a backdrop of sustained underproduction. Vonovia is a
large European residential landlord with most of its assets
located in Germany. While higher interest rates have been
a headwind for the company given its above-average
leverage profile, the underlying performance of its assets
has remained robust. The industrial property subsector
delivered the top relative performer over the period in
Australian-listed Goodman Group, which owns, manages
and develops industrial real estate globally. The company
continues to deliver stronger-than-expected results across
all of its business lines and has more recently highlighted
a compelling data center investment opportunity, with
data centers now representing approximately 30% of
its overall development business. In terms of individual
contributors, Welltower added to relative returns in the health care subsector. Welltower is the largest owner of senior
housing assets in the U.S. The company saw a recovery
in occupancy while expense growth moderated and pricing
power held strong, particularly for the high-end properties
that are Welltower’s focus. We are attracted to senior
housing given strong demographic trends amidst moderating
new supply.
Q. What were the leading detractors from performance?
A. Stock selection and an underweight in the data property
subsector resulted in negative relative performance over the period. An underweight in the rising shares of Digital Realty
Trust added to absolute returns but underperformed on a
relative basis. The data center operator saw leasing return
to more normal levels and a tight supply environment that
generated favorable pricing. While residential was a leading contributor at the subsector level, it generated negative
relative returns from a position in Camden Property Trust.
While we continue to hold the company’s portfolio and
strategy in high regard, operating conditions have softened
more than anticipated in recent times amid increased
competition from new supply in its markets. In the diversified property subsector, Capitaland Investment, a Singapore-
listed global real estate investment manager, hurt relative
performance. Elsewhere, Japan Hotel REIT Investment
was a notable detractor in the hotel/resort/ leisure property subsector. The company’s operating fundamentals with
respect to tourism, in our assessment, remain strong,
however, cost inflation has hampered operating margins,
which pressured its stock price.
Q. Were there any significant changes to the Fund
during the reporting period?
A. No significant changes were made during the reporting
period. We continue to position the Fund to provide inflation-
protective cash flow growth combined with downside
protection and a competitive yield. To do so, we deploy the
majority of the Fund’s assets into companies that we believe
Top 10 Countries
12/31/23
a
% of Total
Net Assets
a a
United States 59.6%
Japan 8.5%
United Kingdom 5.9%
Australia 4.3%
Canada 4.0%
Singapore 3.9%
Hong Kong 3.2%
Sweden 3.0%
Germany 2.3%
Belgium 1.6%
1. Source: Morningstar. The FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Global Real Estate VIP Fund
4
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Annual Report
will generate sustainable above-average compounding cash
flow growth while maintaining appropriate diversification
across geographies and subsectors of real estate. We
increased our Fund weightings in industrials, health care
and data centers while reducing from diversified, office and towers. Our exposure to Asia was reduced primarily in Hong
Kong and Japan, while we added to Europe via Sweden and
the U.K.
Thank you for your participation in Franklin Global Real
Estate VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Prologis, Inc. 8.3%
Industrial REITs, United States
Equinix, Inc. 5.4%
Specialized REITs, United States
Public Storage 4.3%
Specialized REITs, United States
Welltower, Inc. 3.8%
Health Care REITs, United States
Mitsui Fudosan Co. Ltd. 3.0%
Real Estate Management & Development,
Japan
AvalonBay Communities, Inc. 3.0%
Residential REITs, United States
Realty Income Corp. 2.8%
Retail REITs, United States
VICI Properties, Inc. 2.7%
Specialized REITs, United States
American Homes 4 Rent 2.6%
Residential REITs, United States
Regency Centers Corp. 2.4%
Retail REITs, United States

Performance Summary as of December 31, 2023
~
1
Franklin Global Real Estate VIP Fund
5
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2
1-Year +11.68% +11.43%
5-Year +4.12% +3.88%
10-Year +4.03% +3.78%

Franklin Global Real Estate VIP Fund
Performance Summary

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the FTSE
®
EPRA
®
/NAREIT
®
Developed Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet.

Franklin Global Real Estate VIP Fund
Performance Summary

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Annual Report
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Real estate investment trusts (REITs)
are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Global Real Estate VIP Fund

franklintempleton.com
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,089.60 $5.26 $1,020.17 $5.09 1.00%
2 $1,000 $1,088.50 $6.58 $1,018.91 $6.36 1.25%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.01 $18.06 $14.66 $17.99 $15.41
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.21 0.19 0.39 0.29
Net realized and unrealized gains (losses) ........... 1.07 (4.83) 3.76 (1.59) 3.15
Total from investment operations .................... 1.37 (4.62) 3.95 (1.20) 3.44
Less distributions from:
Net investment income .......................... (0.37) (0.39) (0.18) (0.54) (0.50)
Net realized gains ............................. — (1.04) (0.37) (1.59) (0.36)
Total distributions ............................... (0.37) (1.43) (0.55) (2.13) (0.86)
Net asset value, end of year ....................... $13.01 $12.01 $18.06 $14.66 $17.99
Total return
c
................................... 11.68% (25.92)% 27.20% (5.17)% 22.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.14% 1.16% 1.24% 1.14%
Expenses net of waiver and payments by affiliates
d
...... 1.00% 1.00% 1.00% 1.00% 1.04%
Net investment income ........................... 2.49% 1.50% 1.14% 2.73% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $709 $727 $1,001 $966 $1,057
Portfolio turnover rate ............................ 18.27% 15.44% 26.48% 23.01% 28.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $17.47 $14.21 $17.50 $15.00
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.17 0.14 0.35 0.24
Net realized and unrealized gains (losses) ........... 1.04 (4.66) 3.63 (1.56) 3.08
Total from investment operations .................... 1.30 (4.49) 3.77 (1.21) 3.32
Less distributions from:
Net investment income .......................... (0.34) (0.35) (0.14) (0.49) (0.46)
Net realized gains ............................. — (1.04) (0.37) (1.59) (0.36)
Total distributions ............................... (0.34) (1.39) (0.51) (2.08) (0.82)
Net asset value, end of year ....................... $12.55 $11.59 $17.47 $14.21 $17.50
Total return
c
................................... 11.43% (26.06)% 26.79% (5.39)% 22.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.40% 1.41% 1.48% 1.39%
Expenses net of waiver and payments by affiliates
d
...... 1.25% 1.25% 1.25% 1.25% 1.29%
Net investment income ........................... 2.23% 1.24% 0.88% 2.47% 1.41%
Supplemental data
Net assets, end of year (000’s) ..................... $110,116 $108,583 $154,411 $134,051 $159,153
Portfolio turnover rate ............................ 18.27% 15.44% 26.48% 23.01% 28.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Global Real Estate VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Diversified REITs 2.1%
H&R Real Estate Investment Trust ........................ Canada 56,251 $ 420,291
KDX Realty Investment Corp. ............................ Japan 968 1,102,780
NTT UD REIT Investment Corp. .......................... Japan 907 801,707
2,324,778
Diversified Telecommunication Services 0.5%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 15,112 595,086
Health Care Providers & Services 1.0%
Chartwell Retirement Residences ......................... Canada 125,439 1,109,543
Health Care REITs 7.2%
Aedifica SA .......................................... Belgium 13,233 930,184
Sabra Health Care REIT, Inc. ............................ United States 56,900 811,963
Ventas, Inc. .......................................... United States 42,000 2,093,280
Welltower, Inc. ....................................... United States 46,360 4,180,281
8,015,708
Hotel & Resort REITs 3.4%
Host Hotels & Resorts, Inc. .............................. United States 86,118 1,676,718
Japan Hotel REIT Investment Corp. ........................ Japan 1,777 871,316
Ryman Hospitality Properties, Inc. ......................... United States 11,306 1,244,338
3,792,372
Industrial REITs 18.0%
Americold Realty Trust, Inc. .............................. United States 46,300 1,401,501
GLP J- Reit .......................................... Japan 908 904,019
Goodman Group ...................................... Australia 151,240 2,604,260
Mapletree Logistics Trust ............................... Singapore 1,074,692 1,415,150
Prologis, Inc. ......................................... United States 68,900 9,184,370
Rexford Industrial Realty, Inc. ............................ United States 43,521 2,441,528
Segro plc ........................................... United Kingdom 177,359 2,000,358
19,951,186
Office REITs 6.1%
Alexandria Real Estate Equities, Inc. ....................... United States 12,580 1,594,766
Cousins Properties, Inc. ................................ United States 50,225 1,222,979
Derwent London plc ................................... United Kingdom 37,157 1,117,662
Gecina SA .......................................... France 9,460 1,151,809
Nippon Building Fund, Inc. .............................. Japan 165 714,393
Orix JREIT, Inc. ....................................... Japan 798 941,811
6,743,420
Real Estate Management & Development 13.9%
CapitaLand Investment Ltd. .............................. Singapore 629,728 1,505,716
b
Castellum AB ........................................ Sweden 69,882 992,434
Catena AB .......................................... Sweden 21,921 1,026,607
CK Asset Holdings Ltd. ................................. Hong Kong 93,470 469,108
a
CTP NV, 144A, Reg S .................................. Netherlands 49,782 841,135
b
Fastighets AB Balder, B ................................. Sweden 178,902 1,269,002
Grainger plc ......................................... United Kingdom 284,691 959,571
Mitsui Fudosan Co. Ltd. ................................ Japan 136,318 3,333,526
Nomura Real Estate Holdings, Inc. ........................ Japan 27,640 725,415
Sun Hung Kai Properties Ltd. ............................ Hong Kong 149,528 1,618,005
Vonovia SE .......................................... Germany 82,668 2,597,922
15,338,441

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 15.1%
American Homes 4 Rent, A .............................. United States 79,796 $ 2,869,464
AvalonBay Communities, Inc. ............................ United States 17,551 3,285,898
Boardwalk Real Estate Investment Trust .................... Canada 25,066 1,349,591
Camden Property Trust ................................. United States 23,374 2,320,805
Canadian Apartment Properties REIT ...................... Canada 40,934 1,507,607
Equity LifeStyle Properties, Inc. ........................... United States 31,671 2,234,072
UDR, Inc. ........................................... United States 41,290 1,580,994
UNITE Group plc (The) ................................. United Kingdom 117,301 1,558,351
16,706,782
Retail REITs 16.3%
Brixmor Property Group, Inc. ............................. United States 18,963 441,269
CapitaLand Integrated Commercial Trust .................... Singapore 893,366 1,392,678
Carmila SA .......................................... France 38,501 663,151
Link REIT ........................................... Hong Kong 265,092 1,488,420
NETSTREIT Corp. .................................... United States 68,900 1,229,865
Realty Income Corp. ................................... United States 53,997 3,100,508
Regency Centers Corp. ................................. United States 39,227 2,628,209
Shaftesbury Capital plc ................................. United Kingdom 513,687 904,272
Simon Property Group, Inc. .............................. United States 14,905 2,126,049
SITE Centers Corp. .................................... United States 55,152 751,722
Spirit Realty Capital, Inc. ................................ United States 43,008 1,879,020
Vicinity Ltd. .......................................... Australia 1,029,650 1,430,510
18,035,673
Specialized REITs 15.7%
Digital Realty Trust, Inc. ................................ United States 14,950 2,011,971
Equinix, Inc. ......................................... United States 7,398 5,958,275
National Storage REIT ................................. Australia 476,033 744,663
Public Storage ....................................... United States 15,750 4,803,750
b
Shurgard Self Storage Ltd. .............................. Belgium 17,949 889,227
VICI Properties, Inc., A ................................. United States 94,800 3,022,224
17,430,110
Total Common Stocks (Cost $79,925,834) ......................................
110,043,099

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.5%
c
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value
$608,674)
BNP Paribas Securities Corp. (Maturity Value $198,495)
Deutsche Bank Securities, Inc. (Maturity Value $171,993)
HSBC Securities (USA), Inc. (Maturity Value $238,186)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%,
10/20/27 - 9/20/53; U.S. Government Agency Strips, 2/15/24 -
5/15/48; U.S. Treasury Bonds, 2.88% - 6.88%, 8/15/25 - 8/15/45;
and U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28 (valued at $620,790) ....................................... 608,319 $ 608,319
Total Repurchase Agreements (Cost $608,319) ..................................
608,319
Total Short Term Investments (Cost $608,319 ) ..................................
608,319
a
Total Investments (Cost $80,534,153) 99.8% ....................................
$110,651,418
Other Assets, less Liabilities 0.2% .............................................
173,529
Net Assets 100.0% ...........................................................
$110,824,947
a a a
See Abbreviations on page 25 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $1,436,221, representing 1.3% of net assets.
b
Non-income producing.
c
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $79,925,834
Cost - Unaffiliated repurchase agreements ...................................................... 608,319
Value - Unaffiliated issuers .................................................................. $110,043,099
Value - Unaffiliated repurchase agreements ...................................................... 608,319
Cash .................................................................................... 58,284
Receivables:
Capital shares sold ........................................................................ 196
Dividends and interest ..................................................................... 509,785
European Union tax reclaims (Note 1e) ......................................................... 71,414
Total assets .......................................................................... 111,291,097
Liabilities:
Payables:
Investment securities purchased .............................................................. 131,576
Capital shares redeemed ................................................................... 104,674
Management fees ......................................................................... 81,036
Distribution fees .......................................................................... 22,811
Professional fees ......................................................................... 63,222
Trustees' fees and expenses ................................................................. 150
Accrued contingent fees ...................................................................... 53,141
Accrued expenses and other liabilities ........................................................... 9,540
Total liabilities ......................................................................... 466,150
Net assets, at value ................................................................. $110,824,947
Net assets consist of:
Paid-in capital ............................................................................. $87,246,941
Total distributable earnings (losses) ............................................................. 23,578,006
Net assets, at value ................................................................. $110,824,947
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $708,606
Shares outstanding ........................................................................ 54,452
Net asset value and maximum offering price per share ............................................. $13.01
Class 2:
Net assets, at value ....................................................................... $110,116,341
Shares outstanding ........................................................................ 8,776,442
Net asset value and maximum offering price per share ............................................. $12.55

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $120,085)
Unaffiliated issuers ........................................................................ $3,699,749
Interest:
Unaffiliated issuers ........................................................................ 25,073
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (6,007)
Non- controlled affiliates (Note 3e ) ............................................................. 10,301
Other income (Note 1e) ...................................................................... 695
Total investment income ................................................................... 3,729,811
Expenses:
Management fees (Note 3 a ) ................................................................... 1,126,437
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 266,412
Custodian fees (Note 4 ) ...................................................................... 1,138
Reports to shareholders fees .................................................................. 16,036
Professional fees ........................................................................... 83,833
Trustees' fees and expenses .................................................................. 801
Other .................................................................................... 18,633
Total expenses ......................................................................... 1,513,290
Expense reductions (Note 4 ) ............................................................... (95)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (174,103)
Net expenses ......................................................................... 1,339,092
Net investment income ................................................................ 2,390,719
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,668,934)
Foreign currency transactions ................................................................ 4,359
Net realized gain (loss) .................................................................. (1,664,575)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,927,442
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,272
Net change in unrealized appreciation (depreciation) ............................................ 10,928,714
Net realized and unrealized gain (loss) ............................................................ 9,264,139
Net increase (decrease) in net assets resulting from operations .......................................... $11,654,858

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Global Real Estate VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,390,719 $1,562,526
Net realized gain (loss) ................................................. (1,664,575) (646,737)
Net change in unrealized appreciation (depreciation) ........................... 10,928,714 (40,586,911)
Net increase (decrease) in net assets resulting from operations ................ 11,654,858 (39,671,122)
Distributions to shareholders:
Class 1 ............................................................. (22,080) (78,041)
Class 2 ............................................................. (3,055,213) (11,968,613)
Total distributions to shareholders .......................................... (3,077,293) (12,046,654)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (68,315) 59,114
Class 2 ............................................................. (6,994,533) 5,556,010
Total capital share transactions ............................................ (7,062,848) 5,615,124
Net increase (decrease) in net assets ................................... 1,514,717 (46,102,652)
Net assets:
Beginning of year ....................................................... 109,310,230 155,412,882
End of year ........................................................... $110,824,947 $109,310,230

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Global Real Estate VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2023, 80.09% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact
on the Fund. The Fund offers two classes of shares: Class
1 and Class 2. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 29, 2023.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2023,
the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 305 $3,665 333 $4,494
Shares issued in reinvestment of distributions .......... 1,825 22,080 6,194 78,041
Shares redeemed ............................... (8,246) (94,060) (1,419) (23,421)
Net increase (decrease) .......................... (6,116) $(68,315) 5,108 $59,114
Class 2 Shares:
Shares sold ................................... 397,272 $4,600,157 365,528 $4,862,619
Shares issued in reinvestment of distributions .......... 261,576 3,055,213 983,452 11,968,613
Shares redeemed ............................... (1,252,853) (14,649,903) (815,635) (11,275,222)
Net increase (decrease) .......................... (594,005) $(6,994,533) 533,345 $5,556,010
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, Franklin Advisers, Inc. began serving as the Fund’s investment manager. Prior to April 30, 2023,
Franklin Templeton Institutional, LLC (FT Institutional) served as the Fund’s investment manager.
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was  1.050% of the Fund’s average  daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Franklin
Advisers, Inc. based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $4,231,000 $(4,231,000) $— $— $— — $10,301
Total Affiliated Securities ... $— $4,231,000 $(4,231,000) $— $— $— $10,301
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Annual Report
Franklin Global Real Estate VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, EU reclaims, passive foreign investment company shares and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$19,514,477 and $26,727,301, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $645,695
Long term ................................................................................ 2,130,819
Total capital loss carryforwards ............................................................... $2,776,514
2023 2022
Distributions paid from:
Ordinary income .......................................................... $3,077,293 $4,051,828
Long term capital gain ...................................................... — 7,994,826
$3,077,293 $12,046,654
Cost of investments .......................................................................... $86,158,198
Unrealized appreciation ........................................................................ $34,878,773
Unrealized depreciation ........................................................................ (10,385,553)
Net unrealized appreciation (depreciation) .......................................................... $24,493,220
Distributable earnings:
Undistributed ordinary income ................................................................... $1,787,842

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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Annual Report
Franklin Global Real Estate VIP Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... $ 420,291 $ 1,904,487 $ — $ 2,324,778
Diversified Telecommunication Services ..... — 595,086 — 595,086
Health Care Providers & Services .......... 1,109,543 — — 1,109,543
Health Care REITs ..................... 7,085,524 930,184 — 8,015,708
Hotel & Resort REITs ................... 2,921,056 871,316 — 3,792,372
Industrial REITs ....................... 13,027,399 6,923,787 — 19,951,186
Office REITs .......................... 2,817,745 3,925,675 — 6,743,420
Real Estate Management & Development .... 959,571 14,378,870 — 15,338,441
Residential REITs ...................... 15,148,431 1,558,351 — 16,706,782
Retail REITs .......................... 12,156,642 5,879,031 — 18,035,673
Specialized REITs ...................... 15,796,220 1,633,890 — 17,430,110
Short Term Investments ................... — 608,319 — 608,319
Total Investments in Securities ........... $71,442,422 $39,208,996
a
$— $110,651,418

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Annual Report
Franklin Global Real Estate VIP Fund
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Includes foreign securities valued at $38,600,677, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
26
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Global Real
Estate VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Real Estate VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Global Real Estate VIP Fund
Tax Information (unaudited)
27
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Annual Report
Franklin Global Real Estate VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
28
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
30
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
31
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
32
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

771 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Global Real Estate VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Growth and
Income VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 28
Tax Information 29
Board Members and Officers 30
Shareholder Information 34

2
franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
This annual report for Franklin Growth and Income VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation with current income
as a secondary goal. We seek to invest in a broadly
diversified portfolio of equity securities that we consider to be financially strong, with a focus on blue chip companies.
We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s
long-term earnings, cash flow potential and balance sheet
strength. We also consider a company’s price/earnings
ratio, return on capital, profit margins and asset value. We consider dividend yield and the opportunity for dividend
growth in selecting stocks for the Fund because we believe
that, over time, dividend income can contribute significantly to total return and can be a more consistent source of
investment return than capital appreciation. We seek to take advantage of price dislocations that result from the market’s short-term focus and choose to invest in those companies
that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
d
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a robust total return for the 12 months
ended December 31, 2023. Several prominent bank failures
in the early part of the year drove increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Technology-related stocks helped support the equity market
amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI
applications. Meanwhile, the economic outlook improved as
inflation slowed and U.S. Treasury yields stabilized.
The U.S. economy was strong, posting solid gross domestic
product growth in the first half of 2023 and then accelerating in the third quarter. Consumer spending continued to power
the economy, helped by higher asset prices and increased
wages. The labor market remained tight amid continued
job growth, which helped send the U.S. unemployment rate
down to a 54-year low of 3.4% before rising again to end
the year at 3.7%, which was still low by historical standards.
Inflation also cooled substantially, with the Consumer Price
Index falling from an annual rate of 6.5% in December 2022
to 3.1% in November 2023. Rising wages and lower inflation
bolstered consumer confidence, and the improving outlook
on inflation led some investors to anticipate looser financial conditions in 2024. Nonetheless, interest rates were high
during the 12-month period, translating to elevated borrowing costs for individuals and businesses, which dampened some
economic activity, especially in the housing market.
In its efforts to reduce inflation, the U.S. Federal Reserve
(Fed) restricted monetary policy during the period. The Fed
raised the federal funds target rate four times, ending the
period at a range of 5.25%–5.50% and pushing borrowing
costs to their highest levels since 2001. However, at four
of its meetings, the Fed declined to adjust interest rates,
signaling that its rate-hiking cycle was at or near an end.
Nonetheless, the Fed indicated at its December 2023
meeting that it would continue to reduce its U.S. Treasury
and agency debt and mortgage-backed security holdings.
Fed projections showed it may pivot in 2024, with the central bank forecasting three interest-rate cuts for the year.
Portfolio Composition
12/31/23
% of Total
Net Assets
Capital Markets 10.5%
Oil, Gas & Consumable Fuels 10.1%
Banks 7.3%
Electric Utilities 5.5%
Pharmaceuticals 5.2%
Health Care Equipment & Supplies 4.3%
Health Care Providers & Services 4.3%
Semiconductors & Semiconductor Equipment 4.0%
Life Sciences Tools & Services 3.4%
Beverages 3.3%
Consumer Staples Distribution & Retail 2.7%
Household Products 2.4%
Electrical Equipment 2.4%
Software 2.4%
Other
*
28.6%
Short-Term Investments & Other Net Assets 3.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.

Franklin Growth and Income VIP Fund
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Annual Report
Q. How did we respond to these changing market
conditions?
A. Throughout the period, we maintained a relatively
cautious view of earnings, particularly of companies in the
consumer discretionary and industrials sectors, given our
view that the sharp increase in interest rates would likely
impact economic growth. We believed that a prolonged
period of high inflation would create uncertainty, market
volatility and eventually curb some consumer spending. As
we’ve progressed through the year, we saw volatile markets
but were encouraged by the improved outlook for inflation
and the resilience in the labor market as we exited 2023.
Our generally more cautious view was largely reflected in
position sizing as we have remained committed to the goals
and strategy of the Fund. Additions were made to names
with strong long-term prospects but more certainty of cash
flow, higher confidence in company strategy and durability of end markets. We have generally been adding to areas like
health care and information technology, while being mindful
of areas where we believe there could be additional risk to
earnings, cash flow and forward guidance.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Value Index
posted a +11.46% total return.
1
Also for comparison, the
Fund’s secondary benchmark, the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +26.29% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the leading contributors to performance?
A. The financials and information technology sectors were
leading contributors to absolute performance over the period.
Financial market volatility increased significantly in March as two U.S. banks collapsed. However, three of the Fund’s
top five contributors were financials sector companies—
JPMorgan Chase, Ares Management and Apollo Global
Management. Meanwhile, the shares of technology
companies powered equity markets higher. Positions in
Broadcom and Oracle were leading contributors to returns.
Among catalysts that drove Broadcom shares higher were
its exposure to accelerating AI trends, plans to expand its
relationship with Apple (not a Fund holding) in developing
5G frequency components and wireless connectivity
components and the completion of its acquisition of VMWare
(not a Fund holding) in November—a transaction that
we believe should be accretive. The shares of enterprise
software giant Oracle showed strong performance
throughout the period, driven by its cloud infrastructure
business. We are optimistic about the generative AI
opportunity that lies ahead.
Q. What were the leading detractors from performance?
A. Utilities and health care were the only sector detractors over the reporting period. In the utilities sector, the shares of renewable energy provider NextEra Energy were pressured
by investor fears of slower growth and uncertainty about
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.6%
Banks, United States
Morgan Stanley 3.7%
Capital Markets, United States
Chevron Corp. 3.3%
Oil, Gas & Consumable Fuels, United States
Johnson & Johnson 3.2%
Pharmaceuticals, United States
Bank of America Corp. 2.7%
Banks, United States
Broadcom, Inc. 2.5%
Semiconductors & Semiconductor Equipment,
United States
Procter & Gamble Co. (The) 2.4%
Household Products, United States
HCA Healthcare, Inc. 2.4%
Health Care Providers & Services, United States
Oracle Corp. 2.4%
Software, United States
Apollo Global Management, Inc. 2.2%
Financial Services, United States
1. Source: Morningstar. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted growth rates. The Standard & Poor’s
®
500 Index (S&P 500
®)
is a market capitalization-weighted index of 500 stocks
designed to measure total U.S. equity market performance.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Growth and Income VIP Fund
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Annual Report
financing and capital spending. In the health care sector, a position in Pfizer weighed on returns as declines in COVID
products pressured revenues for the pharmaceutical giant.
Weakness in shares of Johnson & Johnson, a strong
outperformer in 2022, also hurt Fund performance. Individual stock detractors included Chevron in the energy sector and
RTX in the industrials sector. The shares of oil giant Chevron were dampened mostly by slower oil prices and some
growing macro concerns. The shares of aerospace and
defense company RTX (formerly Raytheon Technologies)
were pressured, in part, by news that significant aviation
engine repairs would reduce earnings and cash flow over the
next several years.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The Fund is committed to its strategy of driving attractive total returns and an attractive level of income while
managing risk. During the year, several new names were
added where there are strong long-term prospects, higher
confidence in company strategy, durability of end markets
and more certainty of earnings and cash flow. New names
included TE Connectivity, Ventas, United Rentals, PPL,
and Charles Schwab. Additions were also made to other
names across sectors. Conversely, we exited Baxter, Public
Storage, Essential Utilities and Entergy. Reductions were
made in other areas to manage position sizing and higher
valuations, or where potential areas of risk had increased, in our view.
Thank you for your participation in Franklin Growth and
Income VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Franklin Growth and Income VIP Fund
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2
1-Year +9.18% +8.98%
5-Year +11.30% +11.02%
10-Year +8.72% +8.45%

Franklin Growth and Income VIP Fund
Performance Summary
6
franklintempleton.com
Annual Report
*Source: FactSet.
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Russell
1000
®
Value Index and the Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is
not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)

Franklin Growth and Income VIP Fund
Performance Summary
7
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Annual Report
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Large-capitalization companies may fall out of favor with investors based on market and economic conditions. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Growth and Income VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,046.70 $3.05 $1,022.23 $3.01 0.59%
2 $1,000 $1,046.40 $4.33 $1,020.97 $4.28 0.84%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.64 $15.23 $13.33 $17.20 $14.80
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.16 0.25 0.31 0.41
Net realized and unrealized gains (losses) ........... 0.45 (1.74) 3.03 (0.13) 3.28
Total from investment operations .................... 0.59 (1.58) 3.28 0.18 3.69
Less distributions from:
Net investment income .......................... (0.16) (0.48) (0.39) (0.63) (0.41)
Net realized gains ............................. (0.34) (6.53) (0.99) (3.42) (0.88)
Total distributions ............................... (0.50) (7.01) (1.38) (4.05) (1.29)
Net asset value, end of year ....................... $6.73 $6.64 $15.23 $13.33 $17.20
Total return
c
................................... 9.18% (6.60)% 25.59% 5.81% 26.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.75% 0.85% 0.83% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59%
d
0.59%
d
0.59%
d
0.59%
d
Net investment income ........................... 2.18% 1.96% 1.71% 2.31% 2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $14,463 $9,002 $5,772 $3,206 $3,539
Portfolio turnover rate ............................ 30.36% 30.16% 30.74% 33.46% 25.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.25 $14.76 $12.97 $16.84 $14.51
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.14 0.20 0.27 0.25
Net realized and unrealized gains (losses) ........... 0.42 (1.71) 2.94 (0.14) 3.33
Total from investment operations .................... 0.54 (1.57) 3.14 0.13 3.58
Less distributions from:
Net investment income .......................... (0.14) (0.41) (0.36) (0.58) (0.37)
Net realized gains ............................. (0.34) (6.53) (0.99) (3.42) (0.88)
Total distributions ............................... (0.48) (6.94) (1.35) (4.00) (1.25)
Net asset value, end of year ....................... $6.31 $6.25 $14.76 $12.97 $16.84
Total return
c
................................... 8.98% (6.81)% 25.24% 5.52% 25.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 0.99% 1.08% 1.08% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.84% 0.84%
d
0.84%
d
0.84%
d
0.84%
d
Net investment income ........................... 1.93% 1.67% 1.44% 2.07% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $32,311 $33,005 $39,934 $64,455 $69,635
Portfolio turnover rate ............................ 30.36% 30.16% 30.74% 33.46% 25.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Growth and Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 85.5%
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. .............................. United States 970 $ 204,301
Lockheed Martin Corp. ................................. United States 185 83,849
RTX Corp. .......................................... United States 9,490 798,489
1,086,639
Air Freight & Logistics 1.8%
United Parcel Service, Inc., B ............................ United States 5,300 833,319
Banks 7.3%
Bank of America Corp. ................................. United States 37,855 1,274,578
JPMorgan Chase & Co. ................................. United States 12,630 2,148,363
3,422,941
Beverages 3.3%
Coca-Cola Co. (The) ................................... United States 10,035 591,362
PepsiCo, Inc. ........................................ United States 5,670 962,993
1,554,355
Capital Markets 9.3%
Ares Management Corp., A .............................. United States 7,360 875,251
BlackRock, Inc. ....................................... United States 815 661,617
Blackstone, Inc. ...................................... United States 4,980 651,982
Charles Schwab Corp. (The) ............................. United States 5,780 397,664
Morgan Stanley ....................................... United States 18,670 1,740,977
4,327,491
Chemicals 1.7%
BASF SE ........................................... Germany 5,720 308,047
Huntsman Corp. ...................................... United States 5,478 137,662
Linde plc ............................................ United States 890 365,532
811,241
Commercial Services & Supplies 0.2%
Republic Services, Inc., A ............................... United States 620 102,244
Communications Equipment 1.8%
Cisco Systems, Inc. ................................... United States 16,740 845,705
Consumer Finance 0.3%
American Express Co. ................................. United States 770 144,252
Consumer Staples Distribution & Retail 2.0%
Target Corp. ......................................... United States 1,438 204,800
Walmart, Inc. ........................................ United States 4,550 717,308
922,108
Diversified Telecommunication Services 0.2%
TELUS Corp. ........................................ Canada 5,720 101,794
Electric Utilities 4.4%
Duke Energy Corp. .................................... United States 10,125 982,530
Evergy , Inc. .......................................... United States 5,845 305,109
NextEra Energy, Inc. ................................... United States 7,410 450,083
PPL Corp. ........................................... United States 11,680 316,528
2,054,250
Electrical Equipment 2.4%
Eaton Corp. plc ....................................... United States 3,780 910,300

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Emerson Electric Co. .................................. United States 1,985 $ 193,200
1,103,500
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd. ................................... United States 3,760 528,280
Financial Services 1.0%
Apollo Global Management, Inc. .......................... United States 4,840 451,040
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 6,200 449,066
Ground Transportation 1.0%
Norfolk Southern Corp. ................................. United States 2,003 473,469
Health Care Equipment & Supplies 3.8%
Becton Dickinson & Co. ................................. United States 1,990 485,222
a
Boston Scientific Corp. ................................. United States 9,140 528,383
Medtronic plc ........................................ United States 9,315 767,370
1,780,975
Health Care Providers & Services 4.3%
HCA Healthcare, Inc. ................................... United States 4,080 1,104,375
UnitedHealth Group, Inc. ................................ United States 1,675 881,837
1,986,212
Health Care REITs 0.9%
Healthpeak Properties, Inc. .............................. United States 7,223 143,016
Ventas, Inc. .......................................... United States 5,930 295,551
438,567
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp. ..................................... United States 1,995 591,537
Household Products 2.4%
Procter & Gamble Co. (The) ............................. United States 7,720 1,131,289
Industrial REITs 1.4%
Prologis, Inc. ......................................... United States 4,985 664,501
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 430 96,698
Interactive Media & Services 0.4%
a
Alphabet, Inc., A ...................................... United States 1,480 206,741
Life Sciences Tools & Services 2.1%
Danaher Corp. ....................................... United States 1,535 355,107
Thermo Fisher Scientific, Inc. ............................ United States 1,216 645,441
1,000,548
Machinery 1.3%
Caterpillar, Inc. ....................................... United States 1,140 337,064
Illinois Tool Works, Inc. ................................. United States 940 246,223
583,287
Media 1.2%
Comcast Corp., A ..................................... United States 13,115 575,093
Oil, Gas & Consumable Fuels 9.3%
Canadian Natural Resources Ltd. ......................... Canada 4,930 323,014

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ....................................... United States 10,500 $ 1,566,180
EOG Resources, Inc. .................................. United States 7,100 858,745
Shell plc, ADR ........................................ Netherlands 12,480 821,184
Suncor Energy, Inc. .................................... Canada 24,900 797,796
4,366,919
Pharmaceuticals 5.2%
AstraZeneca plc, ADR .................................. United Kingdom 8,670 583,925
Bristol-Myers Squibb Co. ................................ United States 3,520 180,611
Johnson & Johnson ................................... United States 9,600 1,504,704
Pfizer, Inc. ........................................... United States 6,090 175,331
2,444,571
Residential REITs 1.3%
Mid-America Apartment Communities, Inc. .................. United States 4,490 603,725
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc. ....................................... United States 1,063 1,186,574
Texas Instruments, Inc. ................................. United States 3,885 662,237
1,848,811
Software 2.4%
Oracle Corp. ......................................... United States 10,460 1,102,798
Specialty Retail 2.1%
Lowe's Cos., Inc. ...................................... United States 1,580 351,629
Tractor Supply Co. .................................... United States 3,000 645,090
996,719
Trading Companies & Distributors 0.8%
United Rentals, Inc. .................................... United States 620 355,520
Total Common Stocks (Cost $27,417,399) ......................................
39,986,205
b
Equity-Linked Securities 8.6%
Capital Markets 1.2%
c
Royal Bank of Canada into Blackstone, Inc., 144A, 9%, 8/30/24 ... United States 2,200 257,473
c
Wells Fargo Bank NA into Charles Schwab Corp. (The), 144A, 7%,
12/09/24 .......................................... United States 4,700 298,633
556,106
Chemicals 0.6%
c
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8%, 5/09/24 ........................................ United States 10,400 268,594
Consumer Finance 0.7%
c
BofA Finance LLC into American Express Co., 144A, 7.25%, 2/12/24 United States 1,800 320,952
Consumer Staples Distribution & Retail 0.7%
c
Royal Bank of Canada into Target Corp., 144A, 7.5%, 12/13/24 ... United States 2,200 308,184
Energy Equipment & Services 0.6%
c
JPMorgan Chase Bank NA into Technip Energies NV, 144A, 6%,
7/19/24 ........................................... France 2,100 299,011
Health Care Equipment & Supplies 0.5%
c
Citigroup Global Markets Holdings, Inc. into Boston Scientific Corp.,
144A, 5.5%, 6/21/24 ................................. United States 4,500 253,037

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Interactive Media & Services 0.8%
c
Goldman Sachs International Bank into Alphabet, Inc., 144A, 6.25%,
3/28/24 ........................................... United States 3,200 $ 398,090
Life Sciences Tools & Services 1.3%
c
Merrill Lynch International & Co. CV into Danaher Corp., 144A, 5.5%,
4/30/24 ........................................... United States 1,400 364,622
c
Royal Bank of Canada into Thermo Fisher Scientific, Inc., 144A,
5.5%, 10/09/24 ..................................... United States 500 264,927
629,549
Machinery 0.7%
c
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8%, 11/01/24 ....................................... United States 1,200 348,174
Oil, Gas & Consumable Fuels 0.8%
c
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 5,300 354,116
Trading Companies & Distributors 0.7%
c
Citigroup Global Markets Holdings, Inc. into United Rentals, Inc.,
144A, 9%, 9/27/24 ................................... United States 600 312,612
Total Equity-Linked Securities (Cost $3,655,700) ................................
4,048,425
Convertible Preferred Stocks 2.3%
Electric Utilities 1.1%
NextEra Energy, Inc., 6.926% ............................ United States 13,340 508,521
Financial Services 1.2%
Apollo Global Management, Inc., 6.75% .................... United States 9,950 561,080
Total Convertible Preferred Stocks (Cost $1,110,262) ............................
1,069,601
Total Long Term Investments (Cost $32,183,361) ................................
45,104,231
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
See Abbreviations on page 27 .
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.4%
d
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value
$1,568,154)
BNP Paribas Securities Corp. (Maturity Value $511,391)
Deutsche Bank Securities, Inc. (Maturity Value $443,113)
HSBC Securities (USA), Inc. (Maturity Value $613,650)
Collateralized by U.S. Government Agency Securities, 3.50% - 7%,
10/20/27 - 9/20/53; U.S. Government Agency Strips, 2/15/24 -
5/15/48; U.S. Treasury Bonds, 2.88% - 6.88%, 08/15/25 - 08/15/45;
U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28 (valued at
$1,599,370) ........................................ 1,567,240 $ 1,567,240
Total Repurchase Agreements (Cost $1,567,240) ................................
1,567,240
Total Short Term Investments (Cost $1,567,240 ) .................................
1,567,240
a
Total Investments (Cost $33,750,601) 99.8% ....................................
$46,671,471
Other Assets, less Liabilities 0.2% .............................................
102,623
Net Assets 100.0% ...........................................................
$46,774,094
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non -income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $4,048,425, representing 8.7% of net assets.
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $32,183,361
Cost - Unaffiliated repurchase agreements ...................................................... 1,567,240
Value - Unaffiliated issuers .................................................................. $45,104,231
Value - Unaffiliated repurchase agreements ...................................................... 1,567,240
Cash .................................................................................... 25,895
Receivables:
Capital shares sold ........................................................................ 119,914
Dividends and interest ..................................................................... 35,953
Total assets .......................................................................... 46,853,233
Liabilities:
Payables:
Capital shares redeemed ................................................................... 11,253
Management fees ......................................................................... 12,987
Distribution fees .......................................................................... 6,692
Reports to shareholders fees ................................................................ 11,895
Professional fees ......................................................................... 34,353
Trustees' fees and expenses ................................................................. 43
Accrued expenses and other liabilities ........................................................... 1,916
Total liabilities ......................................................................... 79,139
Net assets, at value ................................................................. $46,774,094
Net assets consist of:
Paid-in capital ............................................................................. $32,020,414
Total distributable earnings (losses) ............................................................. 14,753,680
Net assets, at value ................................................................. $46,774,094
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $14,463,327
Shares outstanding ........................................................................ 2,147,538
Net asset value and maximum offering price per share ............................................. $6.73
Class 2:
Net assets, at value ....................................................................... $32,310,767
Shares outstanding ........................................................................ 5,120,081
Net asset value and maximum offering price per share ............................................. $6.31

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $11,303)
Unaffiliated issuers ........................................................................ $1,108,237
Interest:
Unaffiliated issuers ........................................................................ 88,904
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (935)
Non-controlled affiliates (Note 3 e ) ............................................................. 1,211
Total investment income ................................................................... 1,197,417
Expenses:
Management fees (Note 3 a ) ................................................................... 270,231
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 80,038
Reports to shareholders fees .................................................................. 17,621
Professional fees ........................................................................... 53,646
Other .................................................................................... 2,490
Total expenses ......................................................................... 424,026
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (88,862)
Net expenses ......................................................................... 335,164
Net investment income ................................................................ 862,253
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,165,729
Foreign currency transactions ................................................................ 917
Net realized gain (loss) .................................................................. 1,166,646
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,837,819
Translation of other assets and liabilities denominated in foreign currencies .............................. 134
Net change in unrealized appreciation (depreciation) ............................................ 1,837,953
Net realized and unrealized gain (loss) ............................................................ 3,004,599
Net increase (decrease) in net assets resulting from operations .......................................... $3,866,852

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Growth and Income VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $862,253 $714,537
Net realized gain (loss) ................................................. 1,166,646 2,514,464
Net change in unrealized appreciation (depreciation) ........................... 1,837,953 (6,286,797)
Net increase (decrease) in net assets resulting from operations ................ 3,866,852 (3,057,796)
Distributions to shareholders:
Class 1 ............................................................. (804,442) (3,327,326)
Class 2 ............................................................. (2,430,340) (17,571,734)
Total distributions to shareholders .......................................... (3,234,782) (20,899,060)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,140,881 6,879,850
Class 2 ............................................................. (1,005,155) 13,378,168
Total capital share transactions ............................................ 4,135,726 20,258,018
Net increase (decrease) in net assets ................................... 4,767,796 (3,698,838)
Net assets:
Beginning of year ....................................................... 42,006,298 45,705,136
End of year ........................................................... $46,774,094 $42,006,298

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Growth and Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
two classes of shares: Class 1 and Class 2. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 29, 2023.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
December 31, 2023, the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and capital gain distributions are recorded on the ex-
dividend date except for certain dividends from  securities
where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
d. Equity-Linked Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 724,135 $4,712,423 481,534 $3,919,052
Shares issued in reinvestment of distributions .......... 124,720 804,442 542,794 3,327,326
Shares redeemed ............................... (57,525) (375,984) (47,093) (366,528)
Net increase (decrease) .......................... 791,330 $5,140,881 977,235 $6,879,850
Class 2 Shares:
Shares sold ................................... 162,408 $1,006,129 192,752 $1,375,755
Shares issued in reinvestment of distributions .......... 401,705 2,430,325 3,040,092 17,571,734
Shares redeemed ............................... (726,661) (4,441,609) (655,083) (5,569,321)
Net increase (decrease) .......................... (162,548) $(1,005,155) 2,577,761 $13,378,168
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, there were no credits earned. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $1,863,000 $(1,863,000) $— $— $— — $1,211
Total Affiliated Securities ... $— $1,863,000 $(1,863,000) $— $— $— $1,211
2023 2022
Distributions paid from:
Ordinary income .......................................................... $989,251 $2,015,437
Long term capital gain ...................................................... 2,245,531 18,883,623
$3,234,782 $20,899,060
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, corporate actions, equity-linked securities, contingent securities and convertible securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$14,293,910 and $12,670,476, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Cost of investments .......................................................................... $33,969,511
Unrealized appreciation ........................................................................ $13,369,887
Unrealized depreciation ........................................................................ (667,927)
Net unrealized appreciation (depreciation) .......................................................... $12,701,960
Distributable earnings:
Undistributed ordinary income ................................................................... $1,094,067
Undistributed long term capital gains .............................................................. 957,700
Total distributable earnings ..................................................................... $2,051,767
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,086,639 $ — $ — $ 1,086,639
Air Freight & Logistics ................... 833,319 — — 833,319
Banks ............................... 3,422,941 — — 3,422,941
Beverages ........................... 1,554,355 — — 1,554,355
Capital Markets ........................ 4,327,491 — — 4,327,491
Chemicals ........................... 503,194 308,047 — 811,241
Commercial Services & Supplies ........... 102,244 — — 102,244
Communications Equipment .............. 845,705 — — 845,705
Consumer Finance ..................... 144,252 — — 144,252
Consumer Staples Distribution & Retail ...... 922,108 — — 922,108
Diversified Telecommunication Services ..... 101,794 — — 101,794
Electric Utilities ........................ 2,054,250 — — 2,054,250
Electrical Equipment .................... 1,103,500 — — 1,103,500
Electronic Equipment, Instruments &
Components ........................ 528,280 — — 528,280
Financial Services ...................... 451,040 — — 451,040
Food Products ........................ 449,066 — — 449,066
Ground Transportation .................. 473,469 — — 473,469
Health Care Equipment & Supplies ......... 1,780,975 — — 1,780,975
Health Care Providers & Services .......... 1,986,212 — — 1,986,212
Health Care REITs ..................... 438,567 — — 438,567
Hotels, Restaurants & Leisure ............. 591,537 — — 591,537
Household Products .................... 1,131,289 — — 1,131,289
Industrial REITs ....................... 664,501 — — 664,501
Insurance ............................ 96,698 — — 96,698
Interactive Media & Services .............. 206,741 — — 206,741
Life Sciences Tools & Services ............ 1,000,548 — — 1,000,548
Machinery ............................ 583,287 — — 583,287
Media ............................... 575,093 — — 575,093
Oil, Gas & Consumable Fuels ............. 4,366,919 — — 4,366,919
Pharmaceuticals ....................... 2,444,571 — — 2,444,571
Residential REITs ...................... 603,725 — — 603,725
Semiconductors & Semiconductor Equipment . 1,848,811 — — 1,848,811
Software ............................. 1,102,798 — — 1,102,798
Specialty Retail ........................ 996,719 — — 996,719
Trading Companies & Distributors .......... 355,520 — — 355,520
Equity-Linked Securities ................... — 4,048,425 — 4,048,425
Convertible Preferred Stocks ................ 1,069,601 — — 1,069,601
Short Term Investments ................... — 1,567,240 — 1,567,240
Total Investments in Securities ........... $40,747,759 $5,923,712
a
$— $46,671,471
a
Includes foreign securities valued at $308,047, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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Annual Report
Franklin Growth and Income VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
28
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Growth and
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Growth and Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
29
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Annual Report
Franklin Growth and Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount s , or if subsequently determined to be different, the maximum allowable amount s , for the fiscal year ended December 31, 2023 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $2,245,531
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $894,560

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
30
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
31
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
32
franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
33
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
34
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

767 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Growth and Income VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Income VIP
Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 23
Notes to Financial Statements 26
Report of Independent Registered
Public Accounting Firm 36
Tax Information 37
Board Members and Officers 38
Shareholder Information 42

2
franklintempleton.com
Annual Report
Franklin Income VIP Fund
This annual report for Franklin Income VIP Fund covers the
fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. We search for
undervalued or out-of-favor securities we believe offer
opportunities for income today and significant growth
tomorrow. In analyzing corporate debt and equity securities, we consider such factors as a security’s relative value based on anticipated cash flow, interest or dividend coverage,
asset coverage and earnings prospects; the experience
and strength of the company’s management; the company’s
changing financial condition and market recognition of the
change; the company’s sensitivity to changes in interest
rates and business conditions; and the company’s debt
maturity schedules and borrowing requirements. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s price/earnings
ratio, profit margins and liquidation value, and we perform
independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations.
Q. What were the overall market conditions during the
Fund's reporting period?
A. The Fund generated positive returns during the period,
driven by strong performance from fixed income holdings.
Relative to the Fund’s blended benchmark, stock selection
within its underweight equity allocation supported absolute
performance. Throughout the period, the Federal Reserve
(Fed) continued to increase interest rates from 2022 levels
to counteract stubborn inflation. The U.S. economy remained
resilient and continued to grow with gross domestic product
in excess of 2%, which was largely driven by a balanced
labor market and robust consumption in goods and services.
The Fund used interest rate futures to hedge duration in the period. However, this did not cause the change to Net Assets from Operations for the fiscal year to exceed 5%.
Q. How did we respond to these changing market
conditions?
A. The Fund entered the period with an equity weighting of
42.5% and a fixed income weighting of 55.9% (while holding
1.6% in cash equivalents). As interest rates rose during the period, the Fund took advantage of higher yield investment
opportunities within fixed income and ended the period with
a considerable shift in asset allocation. By period-end, equity allocation was 34.9% and fixed income allocation reached
61.9%, while cash equivalents comprised 3.2% of the Fund.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a
+26.29% total return.
1
The Blended Benchmark, which
consists of 50% MSCI USA High Dividend Yield Index +
25% Bloomberg U.S. High Yield Very Liquid Index + 25%
Bloomberg U.S. Aggregate Bond Index, posted a +8.29%
total return.
2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Q. What were the leading contributors to performance?
A. Fixed income holdings contributed the highest returns to
the Fund during the year, led by the health care, consumer
discretionary, and financials sectors. Within health care,
Community Health Systems and Tenet Healthcare performed
best, while Ford Motor Company and Barclays aided
returns within the consumer discretionary and financials
sectors, respectively. JBS S.A. also contributed to absolute performance within the consumer staples sector. In terms of
the Fund’s equity allocation, the information technology (IT), financials, and communication services sectors performed
best. Broadcom and Intel added value within IT, while JP
Morgan Chase & Co contributed within financials, and
Comcast aided returns within communication services.
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg U.S. High
Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Income VIP Fund
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Annual Report
Q. What were the leading detractors from performance?
A. U.S. Treasuries were the largest detractors within the
Fund’s fixed income allocation. CommScope Holding Co.
and First Quantum Minerals also hindered returns within the
communication services and materials sectors, respectively.
Within equities, the health care, utilities, and energy sectors were the leading detractors. Pfizer and Bristol-Myers Squibb weakened returns within health care, while Dominion Energy
and Chevron were the worst performers within the utilities
and energy sectors, respectively.
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report .
Thank you for your participation in Franklin Income VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
12/31/23
% of Total Net
Assets
Corporate Bonds 49.0%
Common Stocks 24.8%
U.S. Government and Agency Securities 11.3%
Equity-Linked Securities 10.0%
Other
*
0.6%
Short-Term Investments & Other Net Assets 4.3%
Top Five Fixed Income Holdings
12/31/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 8.0%
Financial Services , United States
U.S. Treasury Bonds 3.3%
Financial Services , United States
CHS/Community Health Systems, Inc. 2.9%
Health Care Providers & Services , United States
Tenet Healthcare Corp. 1.4%
Health Care Providers & Services , United States
Boeing Co. (The) 1.2%
Aerospace & Defense , United States
Top Five Equity Holdings
12/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Texas Instruments, Inc. 1.9%
Semiconductors & Semiconductor Equipment ,
United States
Chevron Corp. 1.4%
Oil, Gas & Consumable Fuels , United States
Bank of America Corp. 1.4%
Banks , United States
Morgan Stanley 1.3%
Capital Markets , United States
Exxon Mobil Corp. 1.2%
Oil, Gas & Consumable Fuels , United States

Performance Summary as of December 31, 2023
~
1
Franklin Income VIP Fund
4
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +8.87% +8.62% +8.55%
5-Year +7.25% +6.98% +6.88%
10-Year +5.28% +5.01% +4.90%

Franklin Income VIP Fund
Performance Summary
5
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Standard
& Poor’s
®
500 Index (S&P 500
®
) and the Blended Benchmark. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

Franklin Income VIP Fund
Performance Summary
6
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value . Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Income VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,050.00 $2.36 $1,022.90 $2.33 0.46%
2 $1,000 $1,049.50 $3.65 $1,021.64 $3.60 0.71%
4 $1,000 $1,048.60 $4.17 $1,021.14 $4.11 0.81%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.39 $17.47 $15.65 $16.52 $15.26
Income from investment operations
a
:
Net investment income
b
......................... 0.64 0.62 0.53 0.59 0.75
Net realized and unrealized gains (losses) ........... 0.64 (1.55) 2.09 (0.54) 1.68
Total from investment operations .................... 1.28 (0.93) 2.62 0.05 2.43
Less distributions from:
Net investment income .......................... (0.82) (0.83) (0.80) (0.91) (0.91)
Net realized gains ............................. (0.94) (0.32) — (0.01) (0.26)
Total distributions ............................... (1.76) (1.15) (0.80) (0.92) (1.17)
Net asset value, end of year ....................... $14.91 $15.39 $17.47 $15.65 $16.52
Total return
c
................................... 8.87% (5.24)% 17.00% 0.97% 16.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.46% 0.45% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by affiliates
d
...... 0.46%
e
0.45%
e
0.47%
e
0.46% 0.45%
Net investment income ........................... 4.35% 3.82% 3.20% 3.96% 4.38%
Supplemental data
Net assets, end of year (000’s) ..................... $291,326 $220,272 $243,732 $306,641 $309,330
Portfolio turnover rate ............................ 34.98% 64.51% 39.27% 45.93% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.73 $16.76 $15.04 $15.91 $14.74
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.55 0.47 0.53 0.64
Net realized and unrealized gains (losses) ........... 0.61 (1.48) 2.02 (0.53) 1.66
Total from investment operations .................... 1.19 (0.93) 2.49 — 2.30
Less distributions from:
Net investment income .......................... (0.78) (0.78) (0.77) (0.86) (0.87)
Net realized gains ............................. (0.94) (0.32) — (0.01) (0.26)
Total distributions ............................... (1.72) (1.10) (0.77) (0.87) (1.13)
Net asset value, end of year ....................... $14.20 $14.73 $16.76 $15.04 $15.91
Total return
c
................................... 8.62% (5.47)% 16.75% 0.69% 16.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.70% 0.72% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
d
...... 0.71%
e
0.70%
e
0.72%
e
0.71% 0.70%
Net investment income ........................... 4.09% 3.56% 2.95% 3.73% 4.13%
Supplemental data
Net assets, end of year (000’s) ..................... $2,546,077 $2,545,382 $3,026,228 $3,852,709 $4,318,156
Portfolio turnover rate ............................ 34.98% 64.51% 39.27% 45.93% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.16 $17.23 $15.45 $16.32 $15.08
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.55 0.46 0.53 0.64
Net realized and unrealized gains (losses) ........... 0.64 (1.53) 2.07 (0.54) 1.71
Total from investment operations .................... 1.22 (0.98) 2.53 (0.01) 2.35
Less distributions from:
Net investment income .......................... (0.77) (0.77) (0.75) (0.85) (0.85)
Net realized gains ............................. (0.94) (0.32) — (0.01) (0.26)
Total distributions ............................... (1.71) (1.09) (0.75) (0.86) (1.11)
Net asset value, end of year ....................... $14.67 $15.16 $17.23 $15.45 $16.32
Total return
c
................................... 8.55% (5.59)% 16.59% 0.58% 16.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.80% 0.82% 0.82% 0.81%
Expenses net of waiver and payments by affiliates
d
...... 0.81%
e
0.80%
e
0.82%
e
0.81% 0.80%
Net investment income ........................... 3.99% 3.49% 2.82% 3.62% 4.03%
Supplemental data
Net assets, end of year (000’s) ..................... $352,794 $325,205 $333,522 $302,474 $323,582
Portfolio turnover rate ............................ 34.98% 64.51% 39.27% 45.93% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 24.8%
Aerospace & Defense 1.2%
Lockheed Martin Corp. ................................. United States 65,000 $ 29,460,600
RTX Corp. .......................................... United States 100,000 8,414,000
37,874,600
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B ............................ United States 60,000 9,433,800
Banks 2.3%
Bank of America Corp. ................................. United States 600,000 20,202,000
Citigroup, Inc. ........................................ United States 250,000 12,860,000
Fifth Third Bancorp .................................... United States 300,000 10,347,000
JPMorgan Chase & Co. ................................. United States 120,000 20,412,000
Truist Financial Corp. .................................. United States 250,000 9,230,000
73,051,000
Beverages 0.7%
Coca-Cola Co. (The) ................................... United States 100,000 5,893,000
PepsiCo, Inc. ........................................ United States 90,000 15,285,600
21,178,600
Biotechnology 0.2%
AbbVie, Inc. ......................................... United States 50,000 7,748,500
Building Products 0.4%
Johnson Controls International plc ......................... United States 200,000 11,528,000
Capital Markets 1.6%
a
Charles Schwab Corp. (The) ............................. United States 205,000 14,104,000
Goldman Sachs Group, Inc. (The) ......................... United States 26,054 10,050,852
Morgan Stanley ....................................... United States 275,000 25,643,750
49,798,602
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 350,000 17,682,000
Consumer Staples Distribution & Retail 0.4%
Target Corp. ......................................... United States 100,000 14,242,000
Containers & Packaging 0.2%
International Paper Co. ................................. United States 200,000 7,230,000
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 400,000 15,080,000
Electric Utilities 2.6%
American Electric Power Co., Inc. ......................... United States 100,000 8,122,000
Duke Energy Corp. .................................... United States 150,000 14,556,000
Edison International ................................... United States 100,000 7,149,000
Entergy Corp. ........................................ United States 100,000 10,119,000
NextEra Energy, Inc. ................................... United States 259,379 15,754,680
Southern Co. (The) .................................... United States 400,000 28,048,000
83,748,680
Ground Transportation 0.6%
Union Pacific Corp. .................................... United States 75,000 18,421,500
Health Care Providers & Services 0.3%
CVS Health Corp. ..................................... United States 125,000 9,870,000
Household Products 0.5%
Procter & Gamble Co. (The) ............................. United States 120,000 17,584,800

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.3%
Honeywell International, Inc. ............................. United States 45,391 $ 9,518,947
IT Services 0.3%
International Business Machines Corp. ..................... United States 50,000 8,177,500
Media 0.3%
Comcast Corp., A ..................................... United States 225,000 9,866,250
Metals & Mining 0.9%
Rio Tinto plc, ADR ..................................... Australia 365,529 27,217,289
Multi-Utilities 1.2%
Dominion Energy, Inc. .................................. United States 300,000 14,100,000
DTE Energy Co. ...................................... United States 100,000 11,026,000
Sempra ............................................. United States 180,000 13,451,400
38,577,400
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp. ....................................... United States 297,636 44,395,386
Exxon Mobil Corp. ..................................... United States 250,000 24,995,000
Shell plc, ADR ........................................ Netherlands 200,000 13,160,000
TotalEnergies SE, ADR ................................. France 300,000 20,214,000
102,764,386
Pharmaceuticals 1.9%
b
Bausch Health Cos., Inc. ................................ United States 750,000 6,015,000
Bristol-Myers Squibb Co. ................................ United States 389,706 19,995,815
Johnson & Johnson ................................... United States 100,000 15,674,000
Merck & Co., Inc. ..................................... United States 75,000 8,176,500
Pfizer, Inc. ........................................... United States 360,000 10,364,400
60,225,715
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc. ................................... United States 80,000 15,884,800
Intel Corp. ........................................... United States 300,000 15,075,000
QUALCOMM, Inc. ..................................... United States 45,000 6,508,350
Texas Instruments, Inc. ................................. United States 363,966 62,041,644
99,509,794
Software 0.3%
Oracle Corp. ......................................... United States 100,000 10,543,000
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 11,089,600
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 18,816,000
Total Common Stocks (Cost $631,093,677) .....................................
790,777,963
c
Equity-Linked Securities 10.0%
Aerospace & Defense 0.9%
d
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 20,000 9,716,013
d
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 210,000 18,295,483
28,011,496
Air Freight & Logistics 0.2%
d
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 39,000 6,242,555

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Automobiles 0.6%
d
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 590,500 $ 7,288,564
d
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 340,000 11,852,716
19,141,280
Banks 0.7%
d
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 340,600 11,350,030
d
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 328,400 11,260,855
22,610,885
Biotechnology 1.0%
d
Barclays Bank plc into Amgen, Inc., 144A, 8%, 9/20/24 ......... United States 45,000 12,309,834
d
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 128,500 20,067,627
32,377,461
Broadline Retail 0.7%
d
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 176,390 20,664,437
Capital Markets 0.9%
d
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 160,000 14,501,181
d
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 200,000 12,462,746
26,963,927
Chemicals 0.3%
d
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 110,000 10,716,268
Containers & Packaging 0.3%
d
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 215,000 7,901,255
Electric Utilities 0.4%
d
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 200,000 12,322,810
Ground Transportation 0.5%
d
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 55,000 12,695,940
d
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 20,000 4,516,840
17,212,780
Insurance 0.5%
d
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 238,200 15,837,280
Machinery 0.5%
d
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 69,700 17,030,372
Media 0.5%
d
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
9/12/24 ........................................... United States 350,000 15,635,337
Metals & Mining 0.5%
d
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 574,000 10,437,645
d
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 143,000 5,854,151
16,291,796
Oil, Gas & Consumable Fuels 0.4%
d
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 123,425 12,546,757

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Pharmaceuticals 0.2%
d
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 260,000 $ 7,684,081
Semiconductors & Semiconductor Equipment 0.9%
d
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 364,780 15,995,809
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 146,000 12,569,537
28,565,346
Total Equity-Linked Securities (Cost $312,692,573) ..............................
317,756,123
Convertible Preferred Stocks 0.1%
Financial Services 0.1%
b
FNMA, 5.375% ....................................... United States 475 4,322,500
b
Total Convertible Preferred Stocks (Cost $37,356,042) ...........................
4,322,500
Principal
Amount
*
Corporate Bonds 49.0%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 11,500,000 11,606,522
Senior Note, 5.15%, 5/01/30 ........................... United States 25,000,000 25,464,384
RTX Corp. , Senior Note , 3.95% , 8/16/25 ....................
United States 7,500,000 7,393,226
d
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 11,000,000 10,992,160
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 5,000,000 5,121,660
60,577,952
Automobile Components 0.8%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 10,784,175
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 14,190,992
24,975,167
Automobiles 1.1%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ......................... United States 7,000,000 6,825,169
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,496,364
e
Senior Bond, 6.1%, 8/19/32 ............................ United States 7,000,000 7,059,703
General Motors Co. ,
e
Senior Bond, 5.6%, 10/15/32 ........................... United States 5,000,000 5,114,682
Senior Bond, 5.15%, 4/01/38 ........................... United States 13,500,000 12,799,858
34,295,776
Banks 3.9%
Bank of America Corp. ,
f
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,944,064
f
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,959,736
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,713,170
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 6,500,000 6,198,839
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 15,000,000 15,186,408
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 10,000,000 11,204,648
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,311,859
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 .......................................... United States 24,500,000 26,226,826

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
f,g
R, Junior Sub. Bond, FRN, 8.939%, (3-month SOFR + 3.562%),
Perpetual ......................................... United States 3,200,000 $ 3,236,000
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 ... United States 3,000,000 3,253,705
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 8,362,808
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,727,106
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 10,308,380
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN thereafter ,
7/25/34 ........................................... United States 15,500,000 15,788,772
124,422,321
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 7,500,000 6,426,726
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,363,641
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 ...................
United States 10,000,000 10,284,619
20,648,260
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 4,000,000 3,812,078
Building Products 0.7%
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 8,000,000 8,130,593
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,237,889
d
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 11,000,000 11,248,820
21,617,302
Capital Markets 1.5%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN
thereafter , 5/19/29 ................................... United States 7,000,000 7,184,283
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to 10/23/33,
FRN thereafter , 10/24/34 .............................. United States 17,000,000 18,688,833
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 8,650,000 9,331,370
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 5,700,000 5,702,097
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .... United States 6,000,000 6,646,191
47,552,774
Chemicals 1.7%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 12,311,038
d
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,139,800
d
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 8,277,011
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 7,300,000 7,144,875
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 9,345,719
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 8,888,000 8,324,113
54,542,556
Commercial Services & Supplies 0.4%
d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 14,003,081

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.8%
d
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 9,602,868 $ 7,835,364
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,042,962
d
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 20,000,000 10,578,200
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 7,546,000 3,591,783
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 5,000,000 4,461,000
27,509,309
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 4,287,000 3,764,137
Consumer Finance 2.4%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 10,225,812
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 7,000,000 6,257,704
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 6,070,000 5,969,974
Sub. Bond, 4.2%, 10/29/25 ............................ United States 8,000,000 7,849,828
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,757,285
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 14,645,313
Senior Note, 7.35%, 3/06/30 ........................... United States 1,500,000 1,612,648
General Motors Financial Co., Inc. ,
Senior Bond, 6.4%, 1/09/33 ............................ United States 5,000,000 5,324,416
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 4,819,851
76,462,831
Consumer Staples Distribution & Retail 0.2%
d
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 3,000,000 2,439,897
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 4,042,319
6,482,216
Containers & Packaging 1.3%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 5,700,000 4,434,826
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 5,000,000 4,566,725
d
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 16,932,000 16,638,059
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 11,000,000 11,204,391
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,678,125
41,522,126
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,759,236
Electric Utilities 0.8%
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 4,766,560
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 10,505,322
d
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 10,505,000 9,818,171
25,090,053
Electrical Equipment 0.2%
d
Regal Rexnord Corp. , Senior Bond , 144A, 6.4% , 4/15/33 ........ United States 5,000,000 5,215,419
Energy Equipment & Services 0.5%
d
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 14,500,000 15,151,978

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 1.1%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 $ 22,308,264
Warnermedia Holdings, Inc. ,
WI, Senior Note, 3.755%, 3/15/27 ....................... United States 6,500,000 6,230,512
WI, Senior Note, 4.279%, 3/15/32 ....................... United States 6,500,000 5,950,894
34,489,670
Financial Services 0.1%
d
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,685,000 4,505,586
Food Products 0.4%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 5.75% , 4/01/33 ........................... United States 8,000,000 7,934,692
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ............
United States 4,000,000 4,120,696
12,055,388
Ground Transportation 0.4%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,207,003
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 8,049,620
12,256,623
Health Care Equipment & Supplies 1.0%
d
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 4,500,000 4,752,855
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 7,500,000 8,003,648
d
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 4,000,000 3,775,666
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 17,000,000 15,391,021
31,923,190
Health Care Providers & Services 7.3%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 6,380,000 5,324,245
Senior Note, 4.625%, 12/15/29 ......................... United States 10,000,000 9,599,824
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 42,000,000 27,149,484
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 12,313,700
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 19,749,000 19,700,965
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,662,247
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 24,000,000 25,113,120
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 7,869,339
Senior Bond, 5.25%, 2/21/33 ........................... United States 5,000,000 5,113,059
d
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 2,057,201
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 17,477,496
HCA, Inc. ,
Senior Bond, 5%, 3/15/24 ............................. United States 10,400,000 10,382,055
Senior Bond, 5.5%, 6/01/33 ............................ United States 10,000,000 10,161,238
d
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 7,750,000 6,305,377
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 7,970,374
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 24,031,000 24,165,718
Senior Note, 6.125%, 10/01/28 ......................... United States 9,400,000 9,381,670
Senior Secured Note, 6.125%, 6/15/30 ................... United States 12,500,000 12,654,212

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 $ 10,583,464
232,984,788
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 2,750,000 2,248,790
Senior Bond, 3.5%, 3/15/31 ............................ United States 5,000,000 3,132,936
5,381,726
Hotels, Restaurants & Leisure 3.2%
d
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,000,000 15,052,110
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,250,000 6,412,887
d
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 20,000,000 20,374,120
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,996,038
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,604,505
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 6,357,785
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 8,080,958
d
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,849,151
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 22,408,000 22,308,007
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,843,540
101,879,101
Independent Power and Renewable Electricity Producers 0.5%
d
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 5,000,000 4,797,017
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 5,000,000 4,758,874
d,f
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 7,800,000 7,693,686
17,249,577
Media 1.1%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,416,832
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,000,000 5,826,977
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 6,000,000 5,731,541
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 5,500,000 5,162,012
d
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,500,000 1,287,938
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,604,662
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 1,628,000 1,623,336
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,482,981
35,136,279
Metals & Mining 1.9%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,894,533
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 12,985,446
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,024,715
d
First Quantum Minerals Ltd. , Senior Note , 144A, 8.625% , 6/01/31 . Zambia 9,000,000 7,638,750
d
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 5,496,563
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,961,139
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,829,573

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
d
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 $ 8,587,331
60,418,050
Oil, Gas & Consumable Fuels 2.0%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 15,219,384
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,674,250
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,204,314
d
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 9,319,955
Occidental Petroleum Corp. , Senior Bond , 6.625% , 9/01/30 ......
United States 6,000,000 6,388,380
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 6,500,000 6,570,246
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 7,053,000 6,460,316
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 5,226,347
63,063,192
Passenger Airlines 1.0%
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 5,000,000 5,283,120
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 12,500,000 12,419,019
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 13,687,000 13,468,750
31,170,889
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 8,500,000 7,845,357
Pharmaceuticals 2.0%
d
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,220,100
d
Bausch Health Cos., Inc. ,
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 12,000,000 8,112,720
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 13,865,000 10,114,240
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,723,910
d,h
Endo Dac / Endo Finance LLC / Endo Finco , Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 2,891,250
d,h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 8,429,000 5,403,115
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ..................................... Israel 10,000,000 10,230,000
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,668,529
63,363,864
Semiconductors & Semiconductor Equipment 1.0%
d
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 4,278,377
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 9,434,395
Senior Note, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,829,786
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 .......................... United States 4,000,000 4,160,153
Senior Note, 6.75%, 11/01/29 .......................... United States 8,000,000 8,650,623
31,353,334
Software 1.1%
Oracle Corp. ,
Senior Bond, 3.25%, 11/15/27 .......................... United States 5,000,000 4,749,533
Senior Bond, 2.875%, 3/25/31 .......................... United States 15,000,000 13,294,827
Senior Bond, 6.25%, 11/09/32 .......................... United States 6,750,000 7,345,856

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 $ 9,317,449
34,707,665
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 ............................ United States 8,000,000 7,126,912
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 5,199,495
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 4,486,405
16,812,812
Specialty Retail 0.4%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 13,000,000 13,282,126
d
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 1,300,000 1,028,729
14,310,855
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 8,000,000 7,523,206
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 10,000,000 10,269,979
Senior Note, 4%, 4/15/29 ............................. United States 5,000,000 4,851,397
22,644,582
Tobacco 1.4%
BAT Capital Corp. ,
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 6,000,000 6,283,192
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 30,000,000 28,649,832
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 9,000,000 9,152,817
44,085,841
Trading Companies & Distributors 1.1%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 12,800,000 12,505,727
d
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 8,000,000 8,127,984
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,112,588
34,746,299
Wireless Telecommunication Services 0.9%
Sprint LLC ,
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,241,098
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,840,140
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 7,500,000 7,691,879
Senior Note, 3.375%, 4/15/29 .......................... United States 4,500,000 4,186,072
27,959,189
Total Corporate Bonds (Cost $1,579,298,340) ...................................
1,564,175,155
U.S. Government and Agency Securities 11.3%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 13,381,347
3%, 8/15/52 ........................................ United States 40,000,000 32,721,875
3.625%, 5/15/53 ..................................... United States 42,500,000 39,302,539
4.125%, 8/15/53 ..................................... United States 21,000,000 21,232,969
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 50,000,000 49,789,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.125%, 8/31/30 ..................................... United States 15,000,000 $ 15,191,602
2.875%, 5/15/32 ..................................... United States 130,000,000 120,511,524
2.75%, 8/15/32 ..................................... United States 75,000,000 68,705,566
Total U.S. Government and Agency Securities (Cost $369,511,473) ................
360,836,530
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 6,469,833 6,557,790
2023-1, A, 5.8%, 1/15/36 .............................. United States 6,300,000 6,413,449
12,971,239
a a a a a a
Total Asset-Backed Securities (Cost $12,769,833) ...............................
12,971,239
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,449,899 1,398,695
Total Mortgage-Backed Securities (Cost $1,535,987) .............................
1,398,695
Total Long Term Investments (Cost $2,944,257,925) .............................
3,052,238,205
a
Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.3%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 104,664,771 104,664,771
Total Money Market Funds (Cost $104,664,771) .................................
104,664,771
Total Short Term Investments (Cost $104,664,771 ) ...............................
104,664,771
a
Total Investments (Cost $3,048,922,696) 99.0% ..................................
$3,156,902,976
Options Written (0.0)%
†
......................................................
(299,000)
Other Assets, less Liabilities 1.0% .............................................
33,594,229
Net Assets 100.0% ...........................................................
$3,190,198,205
a a a
Number of
Contracts
Notional
Amount
#
a a a
k
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Charles Schwab Corp. (The), January Strike Price $67.50, Expires
1/19/24 ........................................... 1,000 6,880,000 (299,000)
(299,000)
Total Options Written (Premiums received $123,830) ............................
$ (299,000)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
See Note 1(d) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $1,017,372,337, representing 31.9% of net assets.
e
A portion or all of the security is on loan at December 31, 2023. See Note 1(e).
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
See Note 7 regarding credit risk and defaulted securities.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 500 $ 56,445,312 3/19/24 $ 1,917,104
U.S. Treasury Ultra Bonds ...................... Long 437 58,380,469 3/19/24 5,681,641
Total Futures Contracts ...................................................................... $7,598,745
*
As of period end.
See Note 8 regarding other derivative information
.
See Abbreviations on page 35 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,944,257,925
Cost - Non-controlled affiliates (Note 3e) ........................................................ 104,664,771
Value - Unaffiliated issuers (Includes securities loaned of $3,585,932) .................................. $3,052,238,205
Value - Non- controlled affiliates (Note 3e ) ....................................................... 104,664,771
Cash .................................................................................... 59,667
Receivables:
Capital shares sold ........................................................................ 2,925,119
Dividends and interest ..................................................................... 27,991,666
European Union tax reclaims (Note 1 f ) ......................................................... 1,978,430
Deposits with brokers for:
Futures contracts ........................................................................ 3,859,300
Total assets .......................................................................... 3,193,717,158
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,045,891
Management fees ......................................................................... 1,191,234
Distribution fees .......................................................................... 632,439
Trustees' fees and expenses ................................................................. 3,865
Variation margin on futures contracts ........................................................... 232,156
Options written, at value (premiums received $123,830) .............................................. 299,000
Accrued expenses and other liabilities ........................................................... 114,368
Total liabilities ......................................................................... 3,518,953
Net assets, at value ................................................................. $3,190,198,205
Net assets consist of:
Paid-in capital ............................................................................. $2,920,886,142
Total distributable earnings (losses) ............................................................. 269,312,063
Net assets, at value ................................................................. $3,190,198,205
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $291,326,387
Shares outstanding ........................................................................ 19,537,201
Net asset value and maximum offering price per share ............................................. $14.91
Class 2:
Net assets, at value ....................................................................... $2,546,077,493
Shares outstanding ........................................................................ 179,327,176
Net asset value and maximum offering price per share ............................................. $14.20
Class 4:
Net assets, at value ....................................................................... $352,794,325
Shares outstanding ........................................................................ 24,050,658
Net asset value and maximum offering price per share ............................................. $14.67

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $167,295)
Unaffiliated issuers ........................................................................ $27,995,081
Non- controlled affiliates (Note 3e ) ............................................................. 2,237,187
Interest:
Unaffiliated issuers ........................................................................ 119,204,063
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 8,134
Non-controlled affiliates (Note 3 e ) ............................................................. 194,437
Other income (Note 1 f ) ....................................................................... 206,060
Total investment income ................................................................... 149,844,962
Expenses:
Management fees (Note 3 a ) ................................................................... 14,302,159
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 6,319,766
    Class 4 ................................................................................ 1,173,595
Custodian fees (Note 4 ) ...................................................................... 20,175
Reports to shareholders fees .................................................................. 25,600
Professional fees ........................................................................... 73,249
Trustees' fees and expenses .................................................................. 41,733
Interest expense ........................................................................... 8,971
Other .................................................................................... 27,044
Total expenses ......................................................................... 21,992,292
Expense reductions (Note 4 ) ............................................................... (9,975)
Expenses waived/paid by affiliates (Note 3e) ................................................... (190,157)
Net expenses ......................................................................... 21,792,160
Net investment income ................................................................ 128,052,802
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 53,612,056
Written options ........................................................................... 513,433
Foreign currency transactions ................................................................ 22,125
Futures contracts ......................................................................... (10,629,499)
Net realized gain (loss) .................................................................. 43,518,115
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 73,857,566
Translation of other assets and liabilities denominated in foreign currencies .............................. 61,225
Written options ........................................................................... (175,170)
Futures contracts ......................................................................... 7,860,193
Net change in unrealized appreciation (depreciation) ............................................ 81,603,814
Net realized and unrealized gain (loss) ............................................................ 125,121,929
Net increase (decrease) in net assets resulting from operations .......................................... $253,174,731

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Income VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $128,052,802 $118,081,375
Net realized gain (loss) ................................................. 43,518,115 239,032,131
Net change in unrealized appreciation (depreciation) ........................... 81,603,814 (551,797,026)
Net increase (decrease) in net assets resulting from operations ................ 253,174,731 (194,683,520)
Distributions to shareholders:
Class 1 ............................................................. (30,336,593) (15,259,288)
Class 2 ............................................................. (289,624,489) (187,850,088)
Class 4 ............................................................. (36,680,873) (21,816,089)
Total distributions to shareholders .......................................... (356,641,955) (224,925,465)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 79,739,805 4,063,250
Class 2 ............................................................. 86,181,715 (129,750,272)
Class 4 ............................................................. 36,884,838 32,673,363
Total capital share transactions ............................................ 202,806,358 (93,013,659)
Net increase (decrease) in net assets ................................... 99,339,134 (512,622,644)
Net assets:
Beginning of year ....................................................... 3,090,859,071 3,603,481,715
End of year ........................................................... $3,190,198,205 $3,090,859,071

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Income VIP Fund
26
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to equity price/equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 8 regarding other derivative information.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund, and/or a joint repurchase
agreement. Additionally, at December 31, 2023, the Fund
held $3,731,413 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 4,435,576 $69,037,803 948,516 $15,139,114
Shares issued in reinvestment of distributions .......... 2,131,876 30,336,593 1,008,545 15,259,288
Shares redeemed ............................... (1,343,537) (19,634,591) (1,594,689) (26,335,152)
Net increase (decrease) .......................... 5,223,915 $79,739,805 362,372 $4,063,250
Class 2 Shares:
Shares sold ................................... 15,216,333 $219,586,688 15,467,143 $244,219,618
Shares issued in reinvestment of distributions .......... 21,342,998 289,624,489 12,955,179 187,850,088
Shares redeemed ............................... (30,047,143) (423,029,462) (36,169,026) (561,819,978)
Net increase (decrease) .......................... 6,512,188 $86,181,715 (7,746,704) $(129,750,272)
Class 4 Shares:
Shares sold ................................... 3,250,508 $47,488,287 4,620,551 $74,558,532
Shares issued in reinvestment of distributions .......... 2,614,460 36,680,873 1,461,225 21,816,089
Shares redeemed ............................... (3,259,803) (47,284,322) (3,991,594) (63,701,258)
Net increase (decrease) .......................... 2,605,165 $36,884,838 2,090,182 $32,673,363
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $46,402,687 $744,693,826 $(686,431,742) $— $— $104,664,771 104,664,771 $2,237,187
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $11,170,000 $37,369,000 $(48,539,000) $— $— $— — $194,437
Total Affiliated Securities ... $57,572,687 $782,062,826 $(734,970,742) $— $— $104,664,771 $2,431,624
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, derivative financial instruments and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$1,065,186,568 and $1,134,613,493, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2023, the Fund had 22.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2023, the aggregate value of these securities was $8,294,365, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $161,446,155 $224,925,465
Long term capital gain ...................................................... 195,195,800 —
$356,641,955 $224,925,465
Cost of investments .......................................................................... $3,061,779,987
Unrealized appreciation ........................................................................ $254,250,884
Unrealized depreciation ........................................................................ (151,828,150)
Net unrealized appreciation (depreciation) .......................................................... $102,422,734
Distributable earnings:
Undistributed ordinary income ................................................................... $159,764,932
Undistributed long term capital gains .............................................................. 5,127,655
Total distributable earnings ..................................................................... $164,892,587

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
8. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of futures contracts and options represented
$150,934,303 and $48,077, respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 7,598,745
a
Variation margin on futures
contracts
$ —
Equity contracts ...........
Investments in securities, at value — Options written, at value 299,000
Total .................... $7,598,745 $299,000
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(10,629,499) Futures contracts $7,860,193
Equity Contracts ..............
Written options 513,433 Written options (175,170)
Total ....................... $(10,116,066) $7,685,023

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 790,777,963 $ — $ — $ 790,777,963
Equity-Linked Securities ................... — 317,756,123 — 317,756,123
Convertible Preferred Stocks ................ — 4,322,500 — 4,322,500
Corporate Bonds ........................ — 1,564,175,155 — 1,564,175,155
U.S. Government and Agency Securities ....... — 360,836,530 — 360,836,530
Asset-Backed Securities ................... — 12,971,239 — 12,971,239
Mortgage-Backed Securities ................ — 1,398,695 — 1,398,695
Short Term Investments ................... 104,664,771 — — 104,664,771
Total Investments in Securities ........... $895,442,734 $2,261,460,242 $— $3,156,902,976
Other Financial Instruments:
Futures contracts ........................ $7,598,745 $— $— $7,598,745
Total Other Financial Instruments ......... $7,598,745 $— $— $7,598,745
Liabilities:
Other Financial Instruments:
Options written .......................... $ 299,000 $ — $ — $ 299,000
Total Other Financial Instruments ......... $299,000 $— $— $299,000
9. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Income VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount s , or if subsequently determined to be different, the maximum allowable amount s , for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $195,195,800
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $24,210,875
Interest Earned from Federal Obligations Note (1) $12,894,240

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

769 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Income VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Large Cap
Growth VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 14
Notes to Financial Statements 17
Report of Independent Registered
Public Accounting Firm 24
Tax Information 25
Board Members and Officers 26
Shareholder Information 30

2
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
This annual report for Franklin Large Cap Growth VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks capital appreciation. We are research
driven, fundamental investors, pursuing a growth strategy.
As bottom-up investors focusing primarily on individual
securities, we seek companies that have identifiable drivers of future earnings growth and that present, in our opinion,
the best trade-off between that potential earnings growth,
business and financial risk, and valuation.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a robust total return for the 12 months
ended December 31, 2023. Several prominent bank failures
in the early part of the year drove increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Technology-related stocks helped support the equity market
amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI
applications. Meanwhile, the economic outlook improved as
inflation slowed and U.S. Treasury yields stabilized.
The U.S. economy was strong, posting solid gross domestic
product growth in the first half of 2023 and then accelerating in the third quarter. Consumer spending continued to power
the economy, helped by higher asset prices and increased
wages. The labor market remained tight amid continued
job growth, which helped send the U.S. unemployment rate
down to a 54-year low of 3.4% before rising again to end
the year at 3.7%, which was still low by historical standards.
Inflation also cooled substantially, with the Consumer Price
Index falling from an annual rate of 6.5% in December 2022
to 3.1% in November 2023. Rising wages and lower inflation
bolstered consumer confidence, and the improving outlook
on inflation led some investors to anticipate looser financial conditions in 2024. Nonetheless, interest rates were high
during the 12-month period, translating to elevated borrowing costs for individuals and businesses, which dampened some
economic activity, especially in the housing market.
In its efforts to reduce inflation, the U.S. Federal Reserve
(Fed) restricted monetary policy during the period. The Fed
raised the federal funds target rate four times, ending the
period at a range of 5.25%–5.50% and pushing borrowing
costs to their highest levels since 2001. However, at four
of its meetings, the Fed declined to adjust interest rates,
signaling that its rate-hiking cycle was at or near an end.
Nonetheless, the Fed indicated at its December 2023
meeting that it would continue to reduce its U.S. Treasury
and agency debt and mortgage-backed security holdings.
Fed projections showed it may pivot in 2024, with the central bank forecasting three interest-rate cuts for the year.
Q. How did we respond to these changing market
conditions?
A. The magnitude of mega cap outperformance over the
period has lifted indexes but remains a challenge for active managers as indexes become increasingly concentrated.
While we acknowledge the strength of mega cap companies,
as active managers we look for opportunities in areas that
may see future outperformance. We actively took profits in
many of our mega cap names and continue to be focused on
areas of secular growth with a focus on profitability, margins, cash flows and revenue/earnings visibility. We actively
sought ideas in the mid-to large-cap category ($5-50 billion market cap) and added several positions over the period.
Portfolio Composition
12/31/23
% of Total
Net Assets
Software 25.0%
Semiconductors & Semiconductor Equipment 11.3%
Interactive Media & Services 9.7%
Broadline Retail 6.8%
Technology Hardware, Storage & Peripherals 4.6%
Financial Services 4.3%
Capital Markets 4.0%
Life Sciences Tools & Services 3.6%
Health Care Equipment & Supplies 3.0%
Pharmaceuticals 2.9%
Ground Transportation 2.6%
Hotels, Restaurants & Leisure 2.4%
IT Services 2.0%
Health Care Providers & Services 1.8%
Other
*
16.3%
Short-Term Investments & Other Net Assets (0.3)%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.

Franklin Large Cap Growth VIP Fund
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Annual Report
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), posted a +26.29% total return.
1
The Fund’s new
secondary benchmark Russell 1000
®
Growth Index, posted a
+42.68% cumulative total return for the same period.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Q. What were the leading contributors to performance?
A. The information technology (IT) and communication
services sectors were top contributors to relative
performance over the reporting period. There was stock-
specific strength among our software industry holdings,
where ServiceNow was a leading contributor. The shares of
the cloud software company got a boost from the unveiling of a generative artificial intelligence (AI) tool that uses natural language processing, which can improve work productivity.
We believe AI technology is a critical part of the digital
transformation movement and has the potential to disrupt
a wide range of industries. In the communication services
sector, the shares of Meta Platforms were up strongly
as aggressive cost cutting, improving fundamentals and
an increased focus on AI boosted the interactive media
company's stock. Amazon.com and Uber Technologies
were top individual contributors. The retail and web services businesses drove growth for e-commerce giant Amazon.com
in the consumer discretionary sector, while healthy bookings benefited ride-share company Uber Technologies in the
industrials sector.
Q. What were the leading detractors from performance?
A. Real estate was the only relative detractor at the sector level over the reporting period. Slower carrier spending and a deceleration in U.S. tower leasing were among the concerns
that weighed on the shares of wireless tower operator
SBA Communications, which was a leading detractor in
the sector. Danaher undermined relative performance
in the health care sector as inventory destocking and a
weak spending environment, particularly in China, have
been headwinds for many life sciences tools and services
companies. A position in health insurer UnitedHealth Group
also dampened results due to its stock underperforming
other health care holdings within the benchmark index.
Elsewhere, in the utilities sector, renewable energy provider
NextEra Energy (not held at period-end) was pressured
by investor fears of slower growth and uncertainty about
financing and capital spending.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During this time, our weightings increased in the IT and
communication services sectors due to additions we made
and the outperformance of certain holdings. In contrast,
we reduced our weightings in the financials, health care
and real estate sectors and eliminated our exposure to the
utilities sector. Notable actions in the Fund included the
initiation of a position in health care company Dexcom,
technology company ARM Holdings and BellRing Brands
in the consumer staples sector. Conversely, we exited
Veralto and Paycom Software in the industrials sector. We
also exited Snowflake in the IT sector, Nike and Figs in the consumer discretionary sector, Visa in the financials sector and NextEra Energy in the utilities sector.
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Russell 1000
®
Growth Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rates.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Large Cap Growth VIP Fund
4
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Annual Report
Thank you for your participation in Franklin Large Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Microsoft Corp. 7.0%
Software, United States
Amazon.com, Inc. 6.8%
Broadline Retail, United States
NVIDIA Corp. 5.3%
Semiconductors & Semiconductor Equipment,
United States
Apple, Inc. 4.6%
Technology Hardware, Storage & Peripherals,
United States
Meta Platforms, Inc. 4.6%
Interactive Media & Services, United States
Mastercard, Inc. 4.3%
Financial Services, United States
Alphabet, Inc. 3.9%
Interactive Media & Services, United States
ServiceNow, Inc. 2.8%
Software, United States
Monolithic Power Systems, Inc. 2.5%
Semiconductors & Semiconductor Equipment,
United States
Eli Lilly & Co. 2.3%
Pharmaceuticals, United States

Performance Summary as of December 31, 2023
~
1
Franklin Large Cap Growth VIP Fund
5
franklintempleton.com
Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2
1-Year +40.71% +40.44%
5-Year +15.16% +14.87%
10-Year +11.68% +11.41%

Franklin Large Cap Growth VIP Fund
Performance Summary
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Standard
& Poor’s
®
500 Index (S&P 500
®
) and the Russell 1000
®
Growth Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

Franklin Large Cap Growth VIP Fund
Performance Summary
7
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Annual Report
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Large-capitalization companies may fall out of favor with investors based on market and economic conditions. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Large Cap Growth VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,111.70 $4.40 $1,021.04 $4.21 0.83%
2 $1,000 $1,110.60 $5.72 $1,019.78 $5.48 1.08%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.39 $30.30 $29.78 $22.73 $19.19
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.04) (0.10) (0.09) (0.06)
Net realized and unrealized gains (losses) ........... 5.84 (10.79) 4.39 9.54 6.51
Total from investment operations .................... 5.80 (10.83) 4.29 9.45 6.45
Less distributions from:
Net realized gains ............................. (0.48) (5.08) (3.77) (2.40) (2.91)
Net asset value, end of year ....................... $19.71 $14.39 $30.30 $29.78 $22.73
Total return
c
................................... 40.71% (36.36)% 15.56% 44.98% 34.98%
Ratios to average net assets
Expenses
d,e
.................................... 0.83% 0.82% 0.84% 0.84% 0.84%
Net investment (loss) ............................ (0.22)% (0.21)% (0.32)% (0.36)% (0.25)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,628 $3,353 $5,387 $4,606 $1,350
Portfolio turnover rate ............................ 26.29% 14.74% 14.98% 14.90% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.47 $28.93 $28.65 $22.00 $18.70
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.07) (0.08) (0.16) (0.14) (0.11)
Net realized and unrealized gains (losses) ........... 5.46 (10.30) 4.21 9.19 6.32
Total from investment operations .................... 5.39 (10.38) 4.05 9.05 6.21
Less distributions from:
Net realized gains ............................. (0.48) (5.08) (3.77) (2.40) (2.91)
Net asset value, end of year ....................... $18.38 $13.47 $28.93 $28.65 $22.00
Total return
c
................................... 40.44% (36.54)% 15.28% 44.63% 34.58%
Ratios to average net assets
Expenses
d,e
.................................... 1.08% 1.07% 1.09% 1.09% 1.09%
Net investment (loss) ............................ (0.46)% (0.46)% (0.57)% (0.58)% (0.50)%
Supplemental data
Net assets, end of year (000’s) ..................... $88,146 $75,005 $128,584 $131,001 $114,170
Portfolio turnover rate ............................ 26.29% 14.74% 14.98% 14.90% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Large Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 100.3%
Aerospace & Defense 1.4%
a
Axon Enterprise, Inc. ................................... United States 4,946 $ 1,277,700
Automobiles 0.8%
a
Tesla, Inc. ........................................... United States 2,932 728,543
Beverages 1.7%
a
Monster Beverage Corp. ................................ United States 26,973 1,553,915
Broadline Retail 6.8%
a
Amazon.com, Inc. ..................................... United States 41,479 6,302,319
Building Products 0.5%
Trane Technologies plc ................................. United States 1,937 472,434
Capital Markets 4.0%
Ares Management Corp., A .............................. United States 10,552 1,254,844
MSCI, Inc., A ......................................... United States 1,601 905,606
S&P Global, Inc. ...................................... United States 3,527 1,553,714
3,714,164
Chemicals 1.8%
Linde plc ............................................ United States 4,039 1,658,858
Commercial Services & Supplies 1.4%
Republic Services, Inc., A ............................... United States 7,701 1,269,972
Construction Materials 0.3%
Martin Marietta Materials, Inc. ............................ United States 477 237,980
Entertainment 1.6%
a
Netflix, Inc. .......................................... United States 1,342 653,393
a
ROBLOX Corp., A ..................................... United States 18,464 844,174
1,497,567
Financial Services 4.3%
Mastercard, Inc., A .................................... United States 9,368 3,995,546
Food Products 1.2%
a
Freshpet, Inc. ........................................ United States 5,551 481,605
Lamb Weston Holdings, Inc. ............................. United States 5,984 646,810
1,128,415
Ground Transportation 2.6%
a
Uber Technologies, Inc. ................................. United States 29,477 1,814,899
Union Pacific Corp. .................................... United States 2,430 596,856
2,411,755
Health Care Equipment & Supplies 3.0%
a
Dexcom, Inc. ......................................... United States 6,011 745,905
a
IDEXX Laboratories, Inc. ................................ United States 1,768 981,328
a
Intuitive Surgical, Inc. .................................. United States 3,199 1,079,215
2,806,448
Health Care Providers & Services 1.8%
a
Guardant Health, Inc. .................................. United States 2,643 71,493
UnitedHealth Group, Inc. ................................ United States 3,093 1,628,372
1,699,865
Hotels, Restaurants & Leisure 2.4%
a
Chipotle Mexican Grill, Inc., A ............................ United States 711 1,626,029
Wingstop, Inc. ........................................ United States 2,513 644,785
2,270,814

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 9.7%
a
Alphabet, Inc., A ...................................... United States 26,163 $ 3,654,710
a
Meta Platforms, Inc., A ................................. United States 12,083 4,276,899
a
Pinterest, Inc., A ...................................... United States 28,010 1,037,490
8,969,099
IT Services 2.0%
a
Gartner, Inc. ......................................... United States 2,149 969,435
a
MongoDB, Inc., A ..................................... United States 2,114 864,309
1,833,744
Life Sciences Tools & Services 3.6%
Danaher Corp. ....................................... United States 5,654 1,307,996
Thermo Fisher Scientific, Inc. ............................ United States 1,526 809,986
West Pharmaceutical Services, Inc. ........................ United States 3,384 1,191,574
3,309,556
Personal Care Products 1.2%
a
BellRing Brands, Inc. ................................... United States 13,240 733,893
a
Oddity Tech Ltd., A .................................... Israel 8,273 384,943
1,118,836
Pharmaceuticals 2.9%
AstraZeneca plc, ADR .................................. United Kingdom 8,583 578,065
Eli Lilly & Co. ........................................ United States 3,687 2,149,226
2,727,291
Professional Services 1.7%
TransUnion .......................................... United States 13,859 952,252
Verisk Analytics, Inc., A ................................. United States 2,827 675,257
1,627,509
Real Estate Management & Development 1.0%
a
CoStar Group, Inc. .................................... United States 10,745 939,006
Semiconductors & Semiconductor Equipment 11.3%
Analog Devices, Inc. ................................... United States 5,410 1,074,210
a
ARM Holdings plc, ADR ................................ United States 5,200 390,754
ASML Holding NV, ADR ................................ Netherlands 990 749,351
a
Lattice Semiconductor Corp. ............................. United States 14,684 1,013,049
Monolithic Power Systems, Inc. ........................... United States 3,699 2,333,255
NVIDIA Corp. ........................................ United States 9,963 4,933,877
10,494,496
Software 25.0%
a
Adobe, Inc. .......................................... United States 3,361 2,005,173
a
Atlassian Corp., A ..................................... United States 3,152 749,735
a
BILL Holdings, Inc. .................................... United States 3,802 310,205
a
Confluent, Inc., A ...................................... United States 9,683 226,582
a
Crowdstrike Holdings, Inc., A ............................. United States 5,190 1,325,111
a
Datadog, Inc., A ...................................... United States 2,439 296,046
a
Fair Isaac Corp. ...................................... United States 876 1,019,673
a
HubSpot, Inc. ........................................ United States 1,348 782,568
Intuit, Inc. ........................................... United States 2,774 1,733,833
a
Klaviyo, Inc., A ....................................... United States 1,400 38,892
Microsoft Corp. ....................................... United States 17,240 6,482,930
a
Monday.com Ltd. ...................................... United States 1,484 278,710
Oracle Corp. ......................................... United States 9,287 979,128
Roper Technologies, Inc. ................................ United States 2,375 1,294,779
a
Salesforce, Inc. ....................................... United States 1,637 430,760

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
See Abbreviations on page 23 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
ServiceNow, Inc. ...................................... United States 3,642 $ 2,573,036
a
Synopsys, Inc. ....................................... United States 2,980 1,534,432
a
Workday, Inc., A ...................................... United States 3,957 1,092,369
23,153,962
Specialized REITs 1.0%
SBA Communications Corp., A ........................... United States 3,612 916,328
Specialty Retail 0.7%
a
AutoZone, Inc. ....................................... United States 242 625,718
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. .......................................... United States 22,325 4,298,232
Total Common Stocks (Cost $36,185,985) ......................................
93,040,072
Short Term Investments 0.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.2%
b
Joint Repurchase Agreement, 5.252%, 1/02/24 (Maturity Value
$159,341)
BNP Paribas Securities Corp. (Maturity Value $51,963)
Deutsche Bank Securities, Inc. (Maturity Value $45,025)
HSBC Securities (USA), Inc. (Maturity Value $62,353)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%,
10/20/27 - 9/20/53; U.S. Government Agency Strips, 2/15/24 -
5/15/48; U.S. Treasury Bonds, 2.88% - 6.88%, 8/15/25 - 8/15/45;
U.S. Treasury Notes, 0.13% - 5%, 12/31/23 - 11/30/28 (valued at
$162,513) ......................................... 159,248 159,248
Total Repurchase Agreements (Cost $159,248) ..................................
159,248
Total Short Term Investments (Cost $159,248 ) ..................................
159,248
a
Total Investments (Cost $36,345,233) 100.5% ...................................
$93,199,320
Other Assets, less Liabilities (0.5)% ...........................................
(425,821)
Net Assets 100.0% ...........................................................
$92,773,499
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $36,185,985
Cost - Unaffiliated repurchase agreements ...................................................... 159,248
Value - Unaffiliated issuers .................................................................. $93,040,072
Value - Unaffiliated repurchase agreements ...................................................... 159,248
Cash .................................................................................... 8,125
Receivables:
Capital shares sold ........................................................................ 20,404
Dividends and interest ..................................................................... 9,780
Total assets .......................................................................... 93,237,629
Liabilities:
Payables:
Capital shares redeemed ................................................................... 342,323
Management fees ......................................................................... 58,587
Distribution fees .......................................................................... 18,565
Professional fees ......................................................................... 34,382
Trustees' fees and expenses ................................................................. 106
Accrued expenses and other liabilities ........................................................... 10,167
Total liabilities ......................................................................... 464,130
Net assets, at value ................................................................. $92,773,499
Net assets consist of:
Paid-in capital ............................................................................. $25,032,721
Total distributable earnings (losses) ............................................................. 67,740,778
Net assets, at value ................................................................. $92,773,499
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,627,510
Shares outstanding ........................................................................ 234,725
Net asset value and maximum offering price per share ............................................. $19.71
Class 2:
Net assets, at value ....................................................................... $88,145,989
Shares outstanding ........................................................................ 4,795,918
Net asset value and maximum offering price per share ............................................. $18.38

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $637)
Unaffiliated issuers ........................................................................ $468,035
Interest:
Unaffiliated issuers ........................................................................ 60,686
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,136
Non-controlled affiliates (Note 3 e ) ............................................................. 7,948
Total investment income ................................................................... 537,805
Expenses:
Management fees (Note 3 a ) ................................................................... 650,022
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 206,712
Custodian fees (Note 4 ) ...................................................................... 32
Reports to shareholders fees .................................................................. 13,653
Professional fees ........................................................................... 55,782
Trustees' fees and expenses .................................................................. 484
Other .................................................................................... 1,996
Total expenses ......................................................................... 928,681
Expense reductions (Note 4 ) ............................................................... (172)
Expenses waived/paid by affiliates (No te 3e) ................................................... (620)
Net expenses ......................................................................... 927,889
Net investment income (loss) ............................................................ (390,084)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,897,226
Foreign currency transactions ................................................................ (13)
Net realized gain (loss) .................................................................. 10,897,213
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 18,973,972
Net realized and unrealized gain (loss) ............................................................ 29,871,185
Net increase (decrease) in net assets resulting from operations .......................................... $29,481,101

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Large Cap Growth VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(390,084) $(427,870)
Net realized gain (loss) ................................................. 10,897,213 2,616,508
Net change in unrealized appreciation (depreciation) ........................... 18,973,972 (49,564,188)
Net increase (decrease) in net assets resulting from operations ................ 29,481,101 (47,375,550)
Distributions to shareholders:
Class 1 ............................................................. (111,829) (901,917)
Class 2 ............................................................. (2,512,617) (21,324,131)
Total distributions to shareholders .......................................... (2,624,446) (22,226,048)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 32,620 822,220
Class 2 ............................................................. (12,473,971) 13,166,213
Total capital share transactions ............................................ (12,441,351) 13,988,433
Net increase (decrease) in net assets ................................... 14,415,304 (55,613,165)
Net assets:
Beginning of year ....................................................... 78,358,195 133,971,360
End of year ........................................................... $92,773,499 $78,358,195

Franklin Templeton Variable Insurance Products Trust
17
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Large Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2023, 69.9% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact
on the Fund. The Fund offers two classes of shares: Class
1 and Class 2. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 29, 2023.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Franklin Large Cap Growth VIP Fund
(continued)
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2023,
the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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Franklin Large Cap Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 6,339 111,829 60,329 901,917
Shares redeemed ............................... (4,613) (79,209) (5,112) (79,697)
Net increase (decrease) .......................... 1,726 $32,620 55,217 $822,220
Class 2 Shares:
Shares sold ................................... 273,683 $4,070,737 580,723 $10,496,675
Shares issued in reinvestment of distributions .......... 152,558 2,512,617 1,520,979 21,324,131
Shares redeemed ............................... (1,197,001) (19,057,325) (980,328) (18,654,593)
Net increase (decrease) .......................... (770,760) $(12,473,971) 1,121,374 $13,166,213
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
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Franklin Large Cap Growth VIP Fund
(continued)
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.750% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $578,000 $3,480,000 $(4,058,000) $— $— $— — $7,948
Total Affiliated Securities ... $578,000 $3,480,000 $(4,058,000) $— $— $— $7,948
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$22,437,556 and $35,075,750, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
2023 2022
Distributions paid from:
Long term capital gain ...................................................... $2,624,446 $22,226,048
Cost of investments .......................................................................... $36,368,022
Unrealized appreciation ........................................................................ $57,386,256
Unrealized depreciation ........................................................................ (554,958)
Net unrealized appreciation (depreciation) .......................................................... $56,831,298
Distributable earnings:
Undistributed long term capital gains .............................................................. $10,909,479

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 93,040,072 $ — $ — $ 93,040,072
Short Term Investments ................... — 159,248 — 159,248
Total Investments in Securities ........... $93,040,072 $159,248 $— $93,199,320
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
24
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Large Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Large Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
25
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Annual Report
Franklin Large Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $2,624,446
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $392,192

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
26
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
27
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
29
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

721 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Large Cap Growth VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Mutual
Global Discovery VIP
Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Statement of Additional Information 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 34
Tax Information 35
Board Members and Officers 36
Shareholder Information 40

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Annual Report
Franklin Mutual Global Discovery VIP Fund
This annual report for Franklin Mutual Global Discovery VIP
Fund covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks capital appreciation. At Franklin Mutual
Advisors, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in
undervalued stocks. When selecting undervalued equities,
we are attracted to what we believe are fundamentally
strong companies with healthy balance sheets, high-quality
assets, substantial free cash flow and shareholder-oriented
management teams and whose stocks are trading at
discounts to our assessment of the companies’ fundamental
or business value. We also look for asset-rich companies
whose shares may be trading at depressed levels due
to concerns over short-term earnings disappointments,
litigation, management strategy or other perceived
negatives. While the vast majority of our undervalued equity and debt investments are made in publicly traded companies
globally, we may invest occasionally in privately held
companies as well.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Although the market globally rose in 2023, value stocks
underperformed their growth counterparts and overall
returns were generally concentrated in a handful of large
U.S. technology companies. The economic environment
was largely positive for equities. Interest rates climbed in
2023, but the move higher was less pronounced than it
was in 2022. Oil prices finished the year just below where
they began it, inflationary pressures moderated, and
unemployment remained low. Higher bond yields had a
negative impact on certain value sectors, like consumer
staples, over the course of the year. Markets were
anticipating a recession coming into 2023 following 2022’s
rate hikes, but the global economy has so far managed to
avoid a significant slowdown and the U.S. Federal Reserve,
European Central Bank and Bank of England all appear
likely to hold interest rates steady for now. Chinese growth remains a concern as the country’s real estate industry
weakens and its relations with the U.S. remain tense. We
believe our focus on seeking out stocks trading below our
view of their fundamental value, regardless of benchmark
or style-categorization, and with a clearly defined catalyst to help realize that value over time was a benefit during the year.
Q. How did we respond to these changing market
conditions?
A. While keeping the Fund quite fully invested, we used
price dispersion which was present in different areas of the market at different points in time to find opportunities across various industries. We were active in adding new positions
in high-quality companies that were trading at what we
viewed as attractive valuations. Within the financials sector, for instance, we exited two positions in European banks
that had performed relatively well for the Fund, Spain-based
CaixaBank and Netherlands-based ING Groep, and shifted
into higher-quality banks like PNC Financial Services in the
U.S., BNP Paribas in France and DBS Group Holdings in
Singapore.
We also added positions in U.S. shipping firm United Parcel
Service, building products distributor Ferguson, Swiss
luxury goods company Richemont and consumer health firm
Kenvue. We think all are higher-quality names trading at
appealing valuations.
Many of the disposals during the year were in merger
arbitrage deals that didn’t pan out, such as First Horizon.
We also sold companies that struggled with turning around
their businesses and the catalysts that we had originally
anticipated never materialized. Examples included Western

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Digital, a U.S.-based disk drive maker, and Wells Fargo, a
U.S.-based bank.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the MSCI World Value Index-NR (USD)
posted a +11.51% total return for the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
*
Rounds to less than 0.1%.
†
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Q. What were the leading contributors to performance?
A. Social media platform Meta Platforms was a significant
relative contributor. After it announced significant cost cuts in 2022, the stock responded positively and subsequent
earnings reports were strong as Meta delivered on
most key metrics investors cared about, including better
engagement, better monetization of engagement, revenue
acceleration, and operating expense discipline. Japan-based
Geographic Composition
12/31/23
% of Total
Net Assets
United States 54.5%
Germany 8.1%
France 7.3%
Japan 6.8%
United Kingdom 4.8%
Netherlands 4.5%
Switzerland 4.0%
Ireland 2.2%
South Korea 2.0%
Singapore 1.8%
Australia 1.7%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets 2.3%
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Health Care Providers & Services 7.4%
Banks 7.1%
Pharmaceuticals 6.8%
Financial Services 5.9%
Oil, Gas & Consumable Fuels 5.7%
Trading Companies & Distributors 4.0%
Food Products 3.8%
Insurance 3.7%
Personal Care Products 3.5%
Diversified Telecommunication Services 2.6%
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Shell plc 2.5%
Oil, Gas & Consumable Fuels, Netherlands
Novartis AG 2.4%
Pharmaceuticals, Switzerland
Medtronic plc 2.4%
Health Care Equipment & Supplies, United
States
CVS Health Corp. 2.3%
Health Care Providers & Services, United States
Global Payments, Inc. 2.2%
Financial Services, United States
AerCap Holdings NV 2.2%
Trading Companies & Distributors, Ireland
Elevance Health, Inc. 2.1%
Health Care Providers & Services, United States
Siemens AG 2.1%
Industrial Conglomerates, Germany
BNP Paribas SA 2.1%
Banks, France
1. Source: Morningstar. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

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semiconductor firm Renesas Electronics benefited from
strong earnings during the year amid solid demand from
Japanese auto customers despite weakness elsewhere in
the business. Overall, we believe Renesas can emerge from
the current downturn in a stronger position, and it is lowering lead times, working with customers on inventory, trying
to integrate Wi-Fi and Bluetooth into more products and
improving working capital management. U.S. homebuilder
DR Horton contributed to relative performance following a
series of strong earnings reports. The company’s margins
have remained resilient despite a higher mortgage rate
environment. Cycle times continue to recover, as labor and
material availability improve. DR Horton also provided strong fiscal 2024 guidance on an expected increase in home
closings.
Q. What were the leading detractors from performance?
A. U.K.-based tobacco company British American Tobacco
(BAT) detracted from relative results. The stock struggled in the quarter and over the course of 2023 amid fears about
increased U.S. regulatory risks, particularly surrounding
menthol cigarettes. A federal ban could reduce earnings.
Additionally, BAT’s new chief executive lowered the
company’s earnings guidance for 2024 and 2025 as it
invests more in “heat not burn” products and in the U.S.
to bolster its position. As a result, BAT does not expect to return to mid-single digit growth until 2026. We believe that given the regulatory uncertainty in the U.S., challenges
with new product categories and current challenges related
to ESG investing, the stock may continue to face near-
term headwinds. U.S.-based insurance firm Willis Towers
Watson was a notable detractor. We exited the position
as the company had not gained any traction on two of
the three legs of our investment thesis—organic growth,
margin expansion, and free cash flow improvement. While
organic growth improved following significant hiring, margin expansion has been fleeting and the company’s free cash
flow continues to come under pressure from restructuring
charges. U.S.-pharmacy and health care services firm CVS
Health detracted from relative results. Stock weakness was
due to concerns about potential regulation on pharmacy
benefits managers. Also, CVS experienced higher-than-
expected medical cost for its Medicare Advantage business.
We like CVS because we view its valuation as too low, and
the market has not given the company enough credit for
its future growth prospects, in our view. CVS targeted at
least 6% earnings per share (EPS) growth at its December
Investor Day. It expects EPS growth will be even higher in
2025 due to improved Medicare Advantage star ratings.
Achieving these results will likely help improve its valuation, in our view.
Thank you for your participation in Franklin Mutual Global
Discovery VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
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Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +20.55% +20.31% +20.13%
5-Year +10.43% +10.16% +10.04%
10-Year +6.24% +5.98% +5.86%

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Performance Summary
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*Source: FactSet
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the MSCI
World Value Index-NR (USD). One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
( 12/31/13–12/31/23 )

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Performance Summary
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Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4
( 12/31/13–12/31/23 )
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
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As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,085.40 $4.68 $1,020.71 $4.54 0.89%
2 $1,000 $1,084.30 $5.99 $1,019.45 $5.81 1.14%
4 $1,000 $1,083.50 $6.52 $1,018.95 $6.31 1.24%

MGD P1 11/23
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED NOVEMBER 28, 2023
TO THE PROSPECTUS DATED MAY 1, 2023, AS AMENDED AUGUST 16, 2023,
AND TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MAY 1, 2023, OF
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (THE “FUND”)
1) The following sentences are added to the end of the section titled “Fund Summaries – Portfolio Managers” of the
Fund’s Prospectus:
Effective February 29, 2024, Katrina Dudley is anticipated to step down as portfolio manager to the Fund. At that time, Ms.
Dudley will transition to a role with the Public Markets Investments organization with Franklin Templeton.
2) The following sentences are added to the end of the section titled “Fund Details – Management”
of the Fund’s Prospectus:
Effective February 29, 2024, Katrina Dudley is anticipated to step down as portfolio manager to the Fund. At that time, Ms.
Dudley will transition to a role with the Public Markets Investments organization with Franklin Templeton.
3) The following footnote is added to all references to Katrina Dudley with respect to the Fund in the section of the
Fund’s SAI titled “Management and Other Services – Portfolio Managers”:
* Effective February 29, 2024, Katrina Dudley is anticipated to step down as portfolio manager to the Fund. At that time, Ms.
Dudley will transition to a role with the Public Markets Investments organization with Franklin Templeton.
Please retain this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.28 $20.32 $17.50 $19.17 $17.47
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.39 0.25 0.57
c
0.43
Net realized and unrealized gains (losses) ........... 3.03 (1.53) 3.14 (1.52) 3.64
Total from investment operations .................... 3.38 (1.14) 3.39 (0.95) 4.07
Less distributions from:
Net investment income .......................... (0.50) (0.32) (0.57) (0.42) (0.37)
Net realized gains ............................. (1.00) (1.58) — (0.30) (2.00)
Total distributions ............................... (1.50) (1.90) (0.57) (0.72) (2.37)
Net asset value, end of year ....................... $19.16 $17.28 $20.32 $17.50 $19.17
Total return
d
................................... 20.55% (4.52)% 19.43% (4.22)% 24.71%
Ratios to average net assets
Expenses
e,f,g
................................... 0.90% 0.89% 0.98% 0.97% 0.94%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.87% 2.05% 1.29% 3.57%
c
2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $4,436 $3,851 $4,166 $3,788 $3,878
Portfolio turnover rate ............................ 34.68% 55.49% 41.58% 34.79% 21.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.62 $19.61 $16.91 $18.54 $16.96
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.33 0.20 0.51
c
0.37
Net realized and unrealized gains (losses) ........... 2.92 (1.48) 3.02 (1.47) 3.53
Total from investment operations .................... 3.21 (1.15) 3.22 (0.96) 3.90
Less distributions from:
Net investment income .......................... (0.45) (0.26) (0.52) (0.37) (0.32)
Net realized gains ............................. (1.00) (1.58) — (0.30) (2.00)
Total distributions ............................... (1.45) (1.84) (0.52) (0.67) (2.32)
Net asset value, end of year ....................... $18.38 $16.62 $19.61 $16.91 $18.54
Total return
d
................................... 20.31% (4.75)% 19.13% (4.46)% 24.37%
Ratios to average net assets
Expenses
e,f,g
................................... 1.15% 1.14% 1.22% 1.22% 1.19%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.62% 1.80% 1.05% 3.33%
c
1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $413,438 $398,802 $477,214 $467,653 $539,759
Portfolio turnover rate ............................ 34.68% 55.49% 41.58% 34.79% 21.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.12 $20.12 $17.34 $18.98 $17.30
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.32 0.19 0.51
c
0.36
Net realized and unrealized gains (losses) ........... 3.01 (1.51) 3.09 (1.50) 3.61
Total from investment operations .................... 3.29 (1.19) 3.28 (0.99) 3.97
Less distributions from:
Net investment income .......................... (0.43) (0.23) (0.50) (0.35) (0.29)
Net realized gains ............................. (1.00) (1.58) — (0.30) (2.00)
Total distributions ............................... (1.43) (1.81) (0.50) (0.65) (2.29)
Net asset value, end of year ....................... $18.98 $17.12 $20.12 $17.34 $18.98
Total return
d
................................... 20.13% (4.85)% 18.98% (4.54)% 24.28%
Ratios to average net assets
Expenses
e,f,g
................................... 1.25% 1.25% 1.32% 1.32% 1.29%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.52% 1.71% 0.95% 3.22%
c
1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $20,592 $20,123 $25,930 $26,688 $30,865
Portfolio turnover rate ............................ 34.68% 55.49% 41.58% 34.79% 21.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 43,344 $ 6,697,054
Air Freight & Logistics 1.9%
United Parcel Service, Inc., B ............................ United States 51,987 8,173,916
Automobile Components 1.9%
Denso Corp. ......................................... Japan 543,539 8,161,242
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 12,511
8,173,753
Automobiles 2.0%
General Motors Co. .................................... United States 242,240 8,701,261
Banks 7.1%
BNP Paribas SA ...................................... France 133,288 9,257,537
DBS Group Holdings Ltd. ............................... Singapore 306,239 7,745,013
JPMorgan Chase & Co. ................................. United States 46,187 7,856,409
PNC Financial Services Group, Inc. (The) ................... United States 41,775 6,468,859
31,327,818
Building Products 1.6%
Johnson Controls International plc ......................... United States 123,661 7,127,820
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 9,017 7,320,001
Chemicals 1.7%
b,d
Covestro AG, 144A, Reg S .............................. Germany 129,339 7,537,850
Consumer Finance 1.8%
Capital One Financial Corp. ............................. United States 61,184 8,022,446
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. .............................. Japan 209,673 8,293,945
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 472,596 11,364,313
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 507,007 7,172,422
Energy Equipment & Services 1.8%
Schlumberger NV ..................................... United States 148,970 7,752,399
Entertainment 1.8%
b
Walt Disney Co. (The) .................................. United States 86,216 7,784,443
Financial Services 5.9%
b
Fiserv, Inc. .......................................... United States 58,368 7,753,605
Global Payments, Inc. .................................. United States 77,677 9,864,979
Voya Financial, Inc. .................................... United States 112,504 8,208,292
25,826,876
Food Products 3.7%
Danone SA .......................................... France 123,017 7,982,250
Kraft Heinz Co. (The) .................................. United States 228,622 8,454,442
16,436,692
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 125,141 10,309,116

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 7.4%
CVS Health Corp. ..................................... United States 125,722 $ 9,927,009
Elevance Health, Inc. .................................. United States 19,823 9,347,734
Fresenius SE & Co. KGaA ............................... Germany 234,955 7,283,548
Humana, Inc. ........................................ United States 13,219 6,051,790
32,610,081
Household Durables 1.4%
DR Horton, Inc. ....................................... United States 39,992 6,077,984
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 94,147 6,497,228
Industrial Conglomerates 2.1%
Siemens AG ......................................... Germany 49,345 9,258,839
Insurance 3.7%
Everest Group Ltd. .................................... United States 20,689 7,315,217
NN Group NV ........................................ Netherlands 227,742 9,001,783
16,317,000
Interactive Media & Services 0.9%
b
Meta Platforms, Inc., A ................................. United States 10,857 3,842,944
IT Services 1.9%
Capgemini SE ........................................ France 39,200 8,193,584
Machinery 1.3%
Parker-Hannifin Corp. .................................. United States 12,807 5,900,185
Media 2.0%
b
Charter Communications, Inc., A .......................... United States 22,228 8,639,579
Metals & Mining 1.7%
Rio Tinto plc ......................................... Australia 101,801 7,572,963
Oil, Gas & Consumable Fuels 5.7%
BP plc .............................................. United Kingdom 1,218,486 7,224,123
Shell plc ............................................ Netherlands 331,812 10,862,842
Williams Cos., Inc. (The) ................................ United States 200,998 7,000,760
25,087,725
Personal Care Products 3.5%
Haleon plc .......................................... United States 1,917,703 7,852,522
Kenvue, Inc. ......................................... United States 338,931 7,297,184
15,149,706
Pharmaceuticals 6.4%
GSK plc ............................................ United States 480,173 8,869,457
Merck & Co., Inc. ..................................... United States 80,224 8,746,020
Novartis AG, ADR ..................................... Switzerland 102,211 10,320,245
27,935,722
Real Estate Management & Development 1.8%
b
CBRE Group, Inc., A ................................... United States 85,373 7,947,373
Semiconductors & Semiconductor Equipment 1.4%
b
Renesas Electronics Corp. .............................. Japan 335,935 6,007,907
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd. ............................ South Korea 144,656 8,732,968

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 2.2%
b
Capri Holdings Ltd. .................................... United States 48,442 $ 2,433,726
Cie Financiere Richemont SA ............................ Switzerland 51,361 7,093,771
9,527,497
Tobacco 1.6%
British American Tobacco plc ............................. United Kingdom 246,939 7,226,084
Trading Companies & Distributors 4.0%
b
AerCap Holdings NV ................................... Ireland 132,344 9,835,806
Ferguson plc ......................................... United States 39,419 7,610,626
17,446,432
Total Common Stocks (Cost $317,006,016) .....................................
417,993,926
Principal
Amount
*
Corporate Bonds 0.7%
Pharmaceuticals 0.5%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,563,811
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 431,167
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 60,806
2,055,784
Professional Services 0.1%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 614,000 538,469
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 402,000 332,191
Total Corporate Bonds (Cost $3,418,824) .......................................
2,926,444
e
Senior Floating Rate Interests 1.7%
Commercial Services & Supplies 0.8%
f
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.257%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 2,380,737 2,180,076
First Lien, Dollar CME Term Loan, B, 10.507%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 1,242,877 1,138,612
3,318,688
a a a a a a
Professional Services 0.4%
f,g
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.97% , ( 1-month SOFR
+ 3.5% ), 6/02/28 .................................... United States 1,982,654 1,934,743
Specialty Retail 0.5%
f,g
Michaels Cos., Inc. (The) , Term Loan, B , 9.86% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 2,527,617 2,108,033
Total Senior Floating Rate Interests (Cost $7,224,562) ...........................
7,361,464

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $327,649,402) ...............................
428,281,834
a
Short Term Investments 2.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.5%
i
FHLB, 1/02/24 ....................................... United States 9,800,000 9,794,338
i,j
U.S. Treasury Bills, 6/13/24 .............................. United States 1,000,000 977,152
Total U.S. Government and Agency Securities (Cost $10,775,522) .................
10,771,490
Total Short Term Investments (Cost $10,775,522 ) ................................
10,771,490
a
Total Investments (Cost $338,424,924) 100.2% ..................................
$439,053,324
Other Assets, less Liabilities (0.2)% ...........................................
(586,705)
Net Assets 100.0% ...........................................................
$438,466,619
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $10,464,294, representing 2.4% of net assets.
e
See Note 1(g) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2023, the value of this security pledged amounted to
$547,205, representing 0.1% of net assets.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note  10  regarding other derivative information.
See Abbreviations on page 33 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 68 $ 9,413,750 3/18/24 $ (229,328)
Foreign Exchange GBP/USD ................... Short 7 557,856 3/18/24 (8,395)
Total Futures Contracts ...................................................................... $(237,723)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 360,991 393,886 1/11/24 $ — $ (4,820)
Euro ............. HSBK Buy 1,030,081 1,092,098 1/11/24 45,605 —
Euro ............. HSBK Sell 732,208 810,859 1/11/24 3,785 (1,635)
Euro ............. UBSW Buy 683,040 720,537 1/11/24 33,865 —
Euro ............. UBSW Sell 9,602,348 10,573,531 1/11/24 — (32,070)
Euro ............. WFLA Sell 21,177 23,225 1/11/24 — (164)
British Pound ...... BOFA Buy 4,445 5,635 1/17/24 32 —
British Pound ...... BOFA Sell 16,191 20,587 1/17/24 — (55)
British Pound ...... HSBK Buy 95,088 119,707 1/17/24 1,521 —
British Pound ...... UBSW Buy 25,558 31,051 1/17/24 1,534 —
British Pound ...... UBSW Sell 1,368,241 1,666,340 1/17/24 — (78,038)
Japanese Yen ...... BOFA Sell 16,514,395 112,934 2/20/24 — (5,114)
Japanese Yen ...... UBSW Sell 1,123,176,127 7,592,706 2/20/24 — (435,925)
Japanese Yen ...... WFLA Sell 965,051,922 6,494,380 2/20/24 — (403,956)
South Korean Won .. HSBK Sell 7,217,570,192 5,537,721 5/07/24 — (75,730)
South Korean Won .. UBSW Sell 447,389,608 343,024 5/07/24 — (4,932)
Total Forward Exchange Contracts ................................................... $86,342 $(1,042,439)
Net unrealized appreciation (depreciation) ............................................ $(956,097)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $338,424,924
Value - Unaffiliated issuers .................................................................. $439,053,324
Cash .................................................................................... 155,139
Receivables:
Capital shares sold ........................................................................ 15,778
Dividends and interest ..................................................................... 1,041,239
European Union tax reclaims (Note 1h) ......................................................... 301,153
Deposits with brokers for:
Futures contracts ........................................................................ 162,300
Variation margin on futures contracts ........................................................... 20,419
Unrealized appreciation on OTC forward exchange contracts .......................................... 86,342
Total assets .......................................................................... 440,835,694
Liabilities:
Payables:
Investment securities purchased .............................................................. 332,382
Capital shares redeemed ................................................................... 423,491
Management fees ......................................................................... 321,997
Distribution fees .......................................................................... 92,802
Trustees' fees and expenses ................................................................. 509
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,042,439
Accrued expenses and other liabilities ........................................................... 155,455
Total liabilities ......................................................................... 2,369,075
Net assets, at value ................................................................. $438,466,619
Net assets consist of:
Paid-in capital ............................................................................. $302,003,779
Total distributable earnings (losses) ............................................................. 136,462,840
Net assets, at value ................................................................. $438,466,619
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,435,886
Shares outstanding ........................................................................ 231,483
Net asset value and maximum offering price per share ............................................. $19.16
Class 2:
Net assets, at value ....................................................................... $413,438,365
Shares outstanding ........................................................................ 22,497,072
Net asset value and maximum offering price per share ............................................. $18.38
Class 4:
Net assets, at value ....................................................................... $20,592,368
Shares outstanding ........................................................................ 1,084,681
Net asset value and maximum offering price per share ............................................. $18.98

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $451,028)
Unaffiliated issuers ........................................................................ $10,455,005
Interest:
Unaffiliated issuers ........................................................................ 1,129,819
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 32,792
Non-controlled affiliates (Note 3 e ) ............................................................. 12,029
Other income (Note 1h) ...................................................................... 228,786
Total investment income ................................................................... 11,858,431
Expenses:
Management fees (Note 3 a ) ................................................................... 3,749,643
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,010,017
    Class 4 ................................................................................ 71,329
Custodian fees (Note 4 ) ...................................................................... 19,363
Reports to shareholders fees .................................................................. 22,861
Professional fees ........................................................................... 37,149
Trustees' fees and expenses .................................................................. 5,036
Dividends on securities sold short .............................................................. 5,400
Other .................................................................................... 29,116
Total expenses ......................................................................... 4,949,914
Expense reductions (Note 4 ) ............................................................... (10,569)
Expenses waived/paid by affiliates (Note 3e) ................................................... (2,477)
Net expenses ......................................................................... 4,936,868
Net investment income ................................................................ 6,921,563
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 30,431,169
Foreign currency transactions ................................................................ (37,508)
Forward exchange contracts ................................................................. 49,910
Futures contracts ......................................................................... (7,173)
Securities sold short ....................................................................... 54,649
Net realized gain (loss) .................................................................. 30,491,047
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 40,590,724
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,113
Forward exchange contracts ................................................................. 1,158,052
Futures contracts ......................................................................... (122,128)
Net change in unrealized appreciation (depreciation) ............................................ 41,629,761
Net realized and unrealized gain (loss) ............................................................ 72,120,808
Net increase (decrease) in net assets resulting from operations .......................................... $79,042,371

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual Global Discovery VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,921,563 $8,160,802
Net realized gain (loss) ................................................. 30,491,047 26,120,294
Net change in unrealized appreciation (depreciation) ........................... 41,629,761 (58,100,356)
Net increase (decrease) in net assets resulting from operations ................ 79,042,371 (23,819,260)
Distributions to shareholders:
Class 1 ............................................................. (329,161) (379,372)
Class 2 ............................................................. (31,213,802) (40,928,754)
Class 4 ............................................................. (1,490,552) (2,013,657)
Total distributions to shareholders .......................................... (33,033,515) (43,321,783)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 144,616 247,164
Class 2 ............................................................. (28,705,146) (15,079,255)
Class 4 ............................................................. (1,756,993) (2,561,043)
Total capital share transactions ............................................ (30,317,523) (17,393,134)
Net increase (decrease) in net assets ................................... 15,691,333 (84,534,177)
Net assets:
Beginning of year ....................................................... 422,775,286 507,309,463
End of year ........................................................... $438,466,619 $422,775,286

Franklin Templeton Variable Insurance Products Trust
21
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2023, 44.1% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent t ransactions, market multiples, and other relevant

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At December 31, 2023, the Fund had
OTC derivatives in a net liability position of $956,097 and the value of collateral pledged for such contracts was $547,205.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2023, the Fund had no securities sold short.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
December 31, 2023, the Fund had no securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the  Fund 's policy to qualify as a regulated investment company under the Internal Revenue Code. The  Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and  if applicable,  excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Franklin Mutual Global Discovery VIP Fund
(continued)
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Certain or
all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
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Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized ( without par value) . Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 14,260 $265,010 72,224 $1,477,140
Shares issued in reinvestment of distributions .......... 18,972 329,161 24,603 379,372
Shares redeemed ............................... (24,665) (449,555) (78,944) (1,609,348)
Net increase (decrease) .......................... 8,567 $144,616 17,883 $247,164
Class 2 Shares:
Shares sold ................................... 437,607 $7,763,320 691,307 $12,736,312
Shares issued in reinvestment of distributions .......... 1,874,703 31,213,802 2,758,002 40,928,754
Shares redeemed ............................... (3,811,434) (67,682,268) (3,783,395) (68,744,321)
Net increase (decrease) .......................... (1,499,124) $(28,705,146) (334,086) $(15,079,255)
Class 4 Shares:
Shares sold ................................... 36,083 $660,287 69,866 $1,303,124
Shares issued in reinvestment of distributions .......... 86,660 1,490,552 131,698 2,013,657
Shares redeemed ............................... (213,579) (3,907,832) (314,761) (5,877,824)
Net increase (decrease) .......................... (90,836) $(1,756,993) (113,197) $(2,561,043)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
28
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Franklin Mutual Global Discovery VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, tax straddles and derivative financial instruments.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $15,286,000 $(15,286,000) $— $— $— — $12,029
Total Affiliated Securities ... $— $15,286,000 $(15,286,000) $— $— $— $12,029
2023 2022
Distributions paid from:
Ordinary income .......................................................... $10,389,368 $11,446,719
Long term capital gain ...................................................... 22,644,147 31,875,064
$33,033,515 $43,321,783
Cost of investments .......................................................................... $339,817,551
Unrealized appreciation ........................................................................ $105,247,079
Unrealized depreciation ........................................................................ (7,205,126)
Net unrealized appreciation (depreciation) .......................................................... $98,041,953
Distributable earnings:
Undistributed ordinary income ................................................................... $18,846,859
Undistributed long term capital gains .............................................................. 19,269,008
Total distributable earnings ..................................................................... $38,115,867
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2023, aggregated $145,092,309 and $202,839,756, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2023, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 281,629 $ 12,511
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $12,511
†
Rounds to less than 0.1% of net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
30
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Franklin Mutual Global Discovery VIP Fund
(continued)
10. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 3 1 , 202 3 , the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of futures contracts represented $9,756,690.
The average month end contract value of forward exchange contracts was $33,996,195.
See Note 1(d) regarding derivative financial instruments.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 237,723
a
Unrealized appreciation on OTC
forward exchange contracts
86,342 Unrealized depreciation on OTC
forward exchange contracts
1,042,439
Total .................... $86,342 $1,280,162
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(7,173) Futures contracts $(122,128)
Forward exchange contracts 49,910 Forward exchange contracts 1,158,052
Total ....................... $42,737 $1,035,924

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
31
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Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 6,697,054 $ — $ 6,697,054
Air Freight & Logistics ................... 8,173,916 — — 8,173,916
Automobile Components ................. — 8,161,242 12,511 8,173,753
Automobiles .......................... 8,701,261 — — 8,701,261
Banks ............................... 14,325,268 17,002,550 — 31,327,818
Building Products ...................... 7,127,820 — — 7,127,820
Capital Markets ........................ 7,320,001 — — 7,320,001
Chemicals ........................... — 7,537,850 — 7,537,850
Consumer Finance ..................... 8,022,446 — — 8,022,446
Consumer Staples Distribution & Retail ...... — 8,293,945 — 8,293,945
Diversified Telecommunication Services ..... — 11,364,313 — 11,364,313
Electrical Equipment .................... — 7,172,422 — 7,172,422
Energy Equipment & Services ............. 7,752,399 — — 7,752,399
Entertainment ......................... 7,784,443 — — 7,784,443
Financial Services ...................... 25,826,876 — — 25,826,876
Food Products ........................ 8,454,442 7,982,250 — 16,436,692
Health Care Equipment & Supplies ......... 10,309,116 — — 10,309,116
Health Care Providers & Services .......... 25,326,533 7,283,548 — 32,610,081
Household Durables .................... 6,077,984 — — 6,077,984
Household Products .................... — 6,497,228 — 6,497,228
Industrial Conglomerates ................ — 9,258,839 — 9,258,839
Insurance ............................ 7,315,217 9,001,783 — 16,317,000
Interactive Media & Services .............. 3,842,944 — — 3,842,944
11. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
32
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Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
IT Services ........................... $ — $ 8,193,584 $ — $ 8,193,584
Machinery ............................ 5,900,185 — — 5,900,185
Media ............................... 8,639,579 — — 8,639,579
Metals & Mining ....................... — 7,572,963 — 7,572,963
Oil, Gas & Consumable Fuels ............. 7,000,760 18,086,965 — 25,087,725
Personal Care Products ................. 7,297,184 7,852,522 — 15,149,706
Pharmaceuticals ....................... 19,066,265 8,869,457 — 27,935,722
Real Estate Management & Development .... 7,947,373 — — 7,947,373
Semiconductors & Semiconductor Equipment . — 6,007,907 — 6,007,907
Technology Hardware, Storage & Peripherals . — 8,732,968 — 8,732,968
Textiles, Apparel & Luxury Goods .......... 2,433,726 7,093,771 — 9,527,497
Tobacco ............................. — 7,226,084 — 7,226,084
Trading Companies & Distributors .......... 17,446,432 — — 17,446,432
Corporate Bonds ........................ — 2,926,444 — 2,926,444
Senior Floating Rate Interests ............... — 7,361,464 — 7,361,464
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 10,771,490 — 10,771,490
Total Investments in Securities ........... $232,092,170 $206,948,643
b
$12,511 $439,053,324
Other Financial Instruments:
Forward exchange contracts ............... $— $86,342 $— $86,342
Total Other Financial Instruments ......... $— $86,342 $— $86,342
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $1,042,439 $— $1,042,439
Futures contracts ........................ 237,723 — — 237,723
Total Other Financial Instruments ......... $237,723 $1,042,439 $— $1,280,162
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $185,889,245, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
33
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Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
34
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Global
Discovery VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Global Discovery VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust,
referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31,
2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
35
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Annual Report
Franklin Mutual Global Discovery VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount s , or if subsequently determined to be different, the maximum allowable amount s , for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $22,644,147
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,857,021
Interest Earned from Federal Obligations Note (1) $474,874
Amount Reported
Foreign Taxes Paid $422,338
Foreign Source Income Earned $6,443,420

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
36
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
37
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
38
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
39
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
40
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

753 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Mutual Global Discovery VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Mutual Advisers, LLC. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Mutual
Shares VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 17
Notes to Financial Statements 20
Report of Independent Registered
Public Accounting Firm 31
Tax Information 32
Board Members and Officers 33
Shareholder Information 37

2
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Annual Report
Franklin Mutual Shares VIP Fund
This annual report for Franklin Mutual Shares VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks capital appreciation. Its secondary goal
is income. At Franklin Mutual Advisors, we are committed
to our distinctive value approach to investing. Our major
investment strategy is investing in undervalued stocks.
When selecting undervalued equities, we are attracted to
what we believe are fundamentally strong companies with
healthy balance sheets, high-quality assets, substantial
free cash flow and shareholder-oriented management
teams and whose stocks are trading at discounts to our
assessment of the companies’ intrinsic or business value.
We also look for asset-rich companies whose shares may
be trading at depressed levels due to concerns over short-
term earnings disappointments, litigation, management
strategy or other perceived negatives. While the vast
majority of our undervalued equity and debt investments are
made in publicly traded companies globally, we may invest
occasionally in privately held companies as well.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Q. What were the overall market conditions during the
Fund's reporting period?
A. U.S. equity markets ended 2023 how they began—
with strong performance and investors optimistic that the
U.S. Federal Reserve (Fed) might conclude its rate hiking
campaign. However, markets fluctuated throughout the year,
reflecting both thematic and idiosyncratic activity. From a
thematic perspective, rising interest rates, which contributed to financial sector difficulty in March, roiled equity markets.
Value indices, heavily weighted towards financial companies, began to lag their growth counterparts, defying consensus
expectations that rising rates would dampen growth stock
performance. Rates rose much of the year, though at a
slower pace than in 2022. Higher bond yields had a negative
impact on certain bond-proxy value sectors. The Fed
paused rate increases towards the end of 2023. Continued
inflationary pressure, the strength of which began to
decrease in late 2023, also periodically weighed on investor sentiment. Conversely, pockets of positive employment and
consumer spending data, many stronger-than-expected
earnings reports contributed to upward market movement.
Q. How did we respond to these changing market
conditions?
A. We view the current environment as a truly fundamentally
driven stock picking market. As bottom-up investors, we look for dislocation in the markets to provide us with opportunities to buy over-discounted entities. Recently, we executed
several strategic trades. We opened equity positions in
WillScot Mobile Mini, AerCap Holdings, PNC Financial
Services Group and International Flavors and Fragrances.
We also increased our debt holdings by adding bonds issued
by Michaels Companies and American Airlines, which we
feel offer an attractive risk/return profile given the higher rate environment and credit profile of the issuers.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Russell 1000
®
Value Index, posted a
+11.46% total return for the period under review.
1
1. Source: Morningstar. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted growth rates.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Mutual Shares VIP Fund
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Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Q. What were the leading contributors to performance?
A. U.S. homebuilder DR Horton contributed to relative
performance following another strong earnings report.
The company’s margins have remained resilient despite a
higher mortgage rate environment. Cycle times continue
to recover, as labor and material availability improve. DR
Horton also provided strong fiscal 2024 guidance on an
expected increase in home closings. U.S. industrials firm
Parker-Hannifin was a major contributor in 2023, as the
company reported consistently strong earnings during the
year and its aerospace division was a standout. Although the company has significantly improved returns and reduced its
cyclicality it trades at a sizable discount to high-quality peers despite its strong growth and returns profile. Social media
platform Meta Platforms was a significant relative contributor.
After it announced significant cost cuts in 2022, the stock
responded positively and subsequent earnings reports were
strong as Meta delivered on every metric investors cared
about, including better engagement, better monetization of
engagement, revenue acceleration, and operating expense
discipline.
Q. What were the leading detractors from performance?
A. A position in U.S. bank SVB Financial was a major
detractor after the bank failed in early 2023. The bank
suffered from a rapid run on its deposits in March in the
wake of its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. U.K.-based tobacco
company British American Tobacco (BAT) detracted from
relative results. The stock struggled in the quarter and
over the course of 2023 amid fears about increased U.S.
regulatory risks, particularly surrounding menthol cigarettes.
A federal ban could reduce earnings. Additionally, BAT’s new chief executive lowered the company’s earnings guidance for
2024 and 2025 as it invests more in heat not burn products
and in the U.S. to bolster its position. As a result, BAT does not expect to return to mid-single digit growth until 2026.
We believe that given the regulatory uncertainty in the
U.S, challenges with new product categories and current
challenges related to ESG investing, the stock may continue
to face near-term headwinds. U.S.-based insurance firm
Willis Towers Watson was a notable detractor. We exited the
position as the company had not gained any traction on two
of the three legs of our investment thesis—organic growth,
margin expansion, and free cash flow improvement. While
organic growth improved following significant hiring, margin
Geographic Composition
12/31/23
% of Total
Net Assets
United States 88.6%
United Kingdom 3.5%
Switzerland 2.2%
Ireland 1.3%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets 4.4%
*
Includes financial instruments determined to have no value.
†
Rounds to less than 0.1%.
Top 10 Industries
12/31/23
% of Total
Net Assets
a
Banks 7.1%
Pharmaceuticals 6.6%
Financial Services 6.3%
Oil, Gas & Consumable Fuels 6.0%
Health Care Providers & Services 5.7%
Software 4.8%
Professional Services 4.0%
Media 4.0%
Health Care Equipment & Supplies 3.6%
Trading Companies & Distributors 3.4%
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 3.3%
Banks, United States
CVS Health Corp. 2.6%
Health Care Providers & Services, United States
Kraft Heinz Co. (The) 2.4%
Food Products, United States
Global Payments, Inc. 2.4%
Financial Services, United States
CBRE Group, Inc. 2.3%
Real Estate Management & Development,
United States
Merck & Co., Inc. 2.3%
Pharmaceuticals, United States
Brixmor Property Group, Inc. 2.2%
Retail REITs, United States
Novartis AG 2.2%
Pharmaceuticals, Switzerland
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
Chevron Corp. 2.2%
Oil, Gas & Consumable Fuels, United States

Franklin Mutual Shares VIP Fund
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Annual Report
expansion has been fleeting and the company’s free cash
flow continues to come under pressure from restructuring
charges.
Thank you for your participation in Franklin Mutual Shares
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Franklin Mutual Shares VIP Fund
5
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +13.73% +13.46% +13.31%
5-Year +8.10% +7.81% +7.71%
10-Year +5.70% +5.43% +5.32%

Franklin Mutual Shares VIP Fund
Performance Summary
6
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Russell
1000
®
Value Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

Franklin Mutual Shares VIP Fund
Performance Summary
7
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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance
(ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Mutual Shares VIP Fund
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Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,078.90 $3.48 $1,021.86 $3.38 0.66%
2 $1,000 $1,077.10 $4.78 $1,020.60 $4.65 0.91%
4 $1,000 $1,076.30 $5.30 $1,020.10 $5.16 1.01%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.53 $19.62 $16.93 $19.19 $17.71
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.32 0.27 0.55
c
0.46
Net realized and unrealized gains (losses) ........... 1.60 (1.99) 3.02 (1.68) 3.39
Total from investment operations .................... 1.95 (1.67) 3.29 (1.13) 3.85
Less distributions from:
Net investment income .......................... (0.35) (0.40) (0.60) (0.50) (0.42)
Net realized gains ............................. (1.39) (2.02) — (0.63) (1.95)
Total distributions ............................... (1.74) (2.42) (0.60) (1.13) (2.37)
Net asset value, end of year ....................... $15.74 $15.53 $19.62 $16.93 $19.19
Total return
d
................................... 13.73% (7.15)% 19.52% (4.85)% 22.92%
Ratios to average net assets
Expenses
e , f , g
................................... 0.68% 0.66% 0.73% 0.73% 0.71%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 2.24% 1.82% 1.44% 3.48%
c
2.35%
Supplemental data
Net assets, end of year (000’s) ..................... $121,126 $105,334 $116,861 $157,734 $158,431
Portfolio turnover rate ............................ 50.67% 59.99% 47.31%
i
36.96% 38.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.16 $19.20 $16.59 $18.81 $17.40
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.27 0.22 0.51
c
0.40
Net realized and unrealized gains (losses) ........... 1.56 (1.95) 2.95 (1.65) 3.32
Total from investment operations .................... 1.87 (1.68) 3.17 (1.14) 3.72
Less distributions from:
Net investment income .......................... (0.31) (0.34) (0.56) (0.45) (0.36)
Net realized gains ............................. (1.39) (2.02) — (0.63) (1.95)
Total distributions ............................... (1.70) (2.36) (0.56) (1.08) (2.31)
Net asset value, end of year ....................... $15.33 $15.16 $19.20 $16.59 $18.81
Total return
d
................................... 13.46% (7.43)% 19.17% (5.04)% 22.57%
Ratios to average net assets
Expenses
e , f , g
................................... 0.93% 0.91% 0.98% 0.98% 0.96%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.99% 1.55% 1.17% 3.25%
c
2.10%
Supplemental data
Net assets, end of year (000’s) ..................... $1,882,088 $1,786,501 $2,517,899 $2,620,645 $2,931,753
Portfolio turnover rate ............................ 50.67% 59.99% 47.31%
i
36.96% 38.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.34 $19.39 $16.75 $18.99 $17.55
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.26 0.20 0.49
c
0.38
Net realized and unrealized gains (losses) ........... 1.58 (1.97) 2.98 (1.66) 3.36
Total from investment operations .................... 1.87 (1.71) 3.18 (1.17) 3.74
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.54) (0.44) (0.35)
Net realized gains ............................. (1.39) (2.02) — (0.63) (1.95)
Total distributions ............................... (1.68) (2.34) (0.54) (1.07) (2.30)
Net asset value, end of year ....................... $15.53 $15.34 $19.39 $16.75 $18.99
Total return
d
................................... 13.31% (7.47)% 19.06% (5.17)% 22.44%
Ratios to average net assets
Expenses
e , f , g
................................... 1.03% 1.01% 1.08% 1.08% 1.06%
Expenses - incurred in connection with securities sold short —%
h
—%
h
0.02% 0.01% 0.02%
Net investment income ........................... 1.88% 1.47% 1.06% 3.13%
c
2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $103,475 $99,603 $120,424 $116,704 $120,345
Portfolio turnover rate ............................ 50.67% 59.99% 47.31%
i
36.96% 38.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Mutual Shares VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.1%
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 280,884 $ 44,163,391
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 51,055
Automobiles 2.1%
General Motors Co. .................................... United States 1,217,808 43,743,663
Banks 7.0%
Bank of America Corp. ................................. United States 1,352,894 45,551,941
JPMorgan Chase & Co. ................................. United States 414,247 70,463,415
PNC Financial Services Group, Inc. (The) ................... United States 209,469 32,436,274
148,451,630
Building Products 1.8%
Johnson Controls International plc ......................... United States 653,885 37,689,931
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 43,431 35,257,286
Construction & Engineering 1.9%
b
WillScot Mobile Mini Holdings Corp. ....................... United States 881,177 39,212,377
Consumer Finance 2.2%
Capital One Financial Corp. ............................. United States 346,759 45,467,040
Containers & Packaging 1.6%
International Paper Co. ................................. United States 938,922 33,942,030
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 643,835 8,134,092
Electronic Equipment, Instruments & Components 1.9%
b
Flex Ltd. ............................................ United States 1,307,696 39,832,420
Energy Equipment & Services 1.6%
Schlumberger NV ..................................... United States 640,707 33,342,392
Entertainment 2.0%
b
Walt Disney Co. (The) .................................. United States 473,981 42,795,745
Financial Services 6.3%
b
Fiserv, Inc. .......................................... United States 335,130 44,518,669
Global Payments, Inc. .................................. United States 394,046 50,043,842
Voya Financial, Inc. .................................... United States 533,765 38,943,495
133,506,006
Food Products 2.4%
Kraft Heinz Co. (The) .................................. United States 1,389,285 51,375,759
Health Care Equipment & Supplies 3.6%
Baxter International, Inc. ................................ United States 779,277 30,126,849
Medtronic plc ........................................ United States 565,145 46,556,645
76,683,494
Health Care Providers & Services 5.7%
CVS Health Corp. ..................................... United States 694,875 54,867,330
Elevance Health, Inc. .................................. United States 80,127 37,784,688
Humana, Inc. ........................................ United States 60,302 27,606,859
120,258,877

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 246,879 $ 37,520,671
Insurance 2.9%
Everest Group Ltd. .................................... United States 89,152 31,522,364
Progressive Corp. (The) ................................ United States 182,129 29,009,507
60,531,871
Interactive Media & Services 1.0%
b
Meta Platforms, Inc., A ................................. United States 60,831 21,531,741
Machinery 2.6%
Dover Corp. ......................................... United States 138,100 21,241,161
Parker-Hannifin Corp. .................................. United States 74,234 34,199,604
55,440,765
Media 4.0%
b
Charter Communications, Inc., A .......................... United States 111,938 43,508,062
Comcast Corp., A ..................................... United States 915,045 40,124,723
83,632,785
Metals & Mining 0.8%
United States Steel Corp. ............................... United States 323,796 15,752,675
Oil, Gas & Consumable Fuels 6.0%
BP plc .............................................. United Kingdom 6,282,963 37,250,240
Chevron Corp. ....................................... United States 310,520 46,317,163
Williams Cos., Inc. (The) ................................ United States 1,209,344 42,121,452
125,688,855
Personal Care Products 1.8%
Kenvue, Inc. ......................................... United States 1,716,544 36,957,192
Pharmaceuticals 6.5%
GSK plc ............................................ United States 2,322,840 42,906,055
Merck & Co., Inc. ..................................... United States 436,876 47,628,222
Novartis AG, ADR ..................................... Switzerland 462,061 46,654,299
137,188,576
Professional Services 3.4%
KBR, Inc. ........................................... United States 622,792 34,508,905
SS&C Technologies Holdings, Inc. ......................... United States 622,595 38,046,780
72,555,685
Real Estate Management & Development 2.3%
b
CBRE Group, Inc., A ................................... United States 527,356 49,091,570
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 2,020,719 47,022,131
Software 3.3%
Gen Digital, Inc. ...................................... United States 1,582,245 36,106,831
Oracle Corp. ......................................... United States 319,967 33,734,121
69,840,952
Specialty Retail 0.0%
†
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 26,751
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc. ........................................ United States 819,646 30,171,169

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 1,224,728 $ 35,838,762
Trading Companies & Distributors 3.4%
b
AerCap Holdings NV ................................... Ireland 381,562 28,357,688
Ferguson plc ......................................... United States 222,638 42,984,719
71,342,407
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc. ..................................... United States 224,929 36,062,867
Total Common Stocks (Cost $1,452,640,803) ....................................
1,920,104,613
Principal
Amount
*
Corporate Bonds 1.7%
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 123,000 129,965
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 3,342,000 1,837,961
Professional Services 0.1%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 2,896,000 2,539,749
Software 0.8%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 20,563,000 16,992,142
Specialty Retail 0.7%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 10,575,000 7,716,138
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,063,000 5,646,123
13,362,261
Total Corporate Bonds (Cost $40,044,450) ......................................
34,862,078
e
Senior Floating Rate Interests 2.8%
Commercial Services & Supplies 0.8%
f
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.257%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 11,237,132 10,290,010
First Lien, Dollar CME Term Loan, B, 10.507%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 5,997,930 5,494,764
15,784,774
a a a a a a
Passenger Airlines 0.4%
f
American Airlines, Inc. , Initial CME Term Loan , 8.869% , ( 3-month
SOFR + 3.5% ), 6/04/29 ............................... United States 8,346,176 8,374,511
Professional Services 0.4%
f,g
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.97% , ( 1-month SOFR
+ 3.5% ), 6/02/28 .................................... United States 8,954,354 8,737,972
f
Software 0.7%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.97% ,
( 1-month SOFR + 5.5% ), 2/27/26 ........................ United States 6,640,700 6,640,700
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 13.033% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 7,870,427
14,511,127
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Specialty Retail 0.5%
f,g
Michaels Cos., Inc. (The) , Term Loan, B , 9.86% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 13,638,901 $ 11,374,844
Total Senior Floating Rate Interests (Cost $63,063,501) ..........................
58,783,228
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,555,748,754) .............................
2,013,749,919
a
Short Term Investments 4.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.2%
i
FHLB, 1/02/24 ....................................... United States 89,200,000 89,148,462
Total U.S. Government and Agency Securities (Cost $89,187,116) .................
89,148,462
Total Short Term Investments (Cost $89,187,116 ) ................................
89,148,462
a
Total Investments (Cost $1,644,935,870) 99.8% ..................................
$2,102,898,381
Other Assets, less Liabilities 0.2% .............................................
3,790,336
Net Assets 100.0% ...........................................................
$2,106,688,717
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $34,862,078, representing 1.7% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d) .
At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note  9  regarding other derivative information.
See Abbreviations on page 30.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 112 $ 8,925,700 3/18/24 $ (134,327)
Total Futures Contracts ...................................................................... $(134,327)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 74,419 94,626 1/17/24 $ — $ (252)
British Pound ...... HSBK Buy 136,870 167,106 1/17/24 7,390 —
British Pound ...... UBSW Buy 169,647 206,104 1/17/24 10,180 —
British Pound ...... UBSW Sell 4,173,428 5,082,693 1/17/24 — (238,031)
British Pound ...... WFLA Sell 80,000 101,848 1/17/24 — (144)
Total Forward Exchange Contracts ................................................... $17,570 $(238,427)
Net unrealized appreciation (depreciation) ............................................ $(220,857)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,644,935,870
Value - Unaffiliated issuers .................................................................. $2,102,898,381
Cash .................................................................................... 631,573
Receivables:
Investment securities sold ................................................................... 13,311,298
Capital shares sold ........................................................................ 73,719
Dividends and interest ..................................................................... 5,146,609
European Union tax reclaims (Note 1 g. ) ........................................................ 381,449
Deposits with brokers for:
Futures contracts ........................................................................ 224,770
Unrealized appreciation on OTC forward exchange contracts .......................................... 17,570
Total assets .......................................................................... 2,122,685,369
Liabilities:
Payables:
Investment securities purchased .............................................................. 13,179,040
Capital shares redeemed ................................................................... 810,893
Management fees ......................................................................... 1,178,352
Distribution fees .......................................................................... 420,018
Trustees' fees and expenses ................................................................. 2,557
Variation margin on futures contracts ........................................................... 13,300
Unrealized depreciation on OTC forward exchange contracts .......................................... 238,427
Accrued expenses and other liabilities ........................................................... 154,065
Total liabilities ......................................................................... 15,996,652
Net assets, at value ................................................................. $2,106,688,717
Net assets consist of:
Paid-in capital ............................................................................. $1,590,349,373
Total distributable earnings (losses) ............................................................. 516,339,344
Net assets, at value ................................................................. $2,106,688,717
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $121,126,483
Shares outstanding ........................................................................ 7,697,527
Net asset value and maximum offering price per share ............................................. $15.74
Class 2:
Net assets, at value ....................................................................... $1,882,087,658
Shares outstanding ........................................................................ 122,765,978
Net asset value and maximum offering price per share ............................................. $15.33
Class 4:
Net assets, at value ....................................................................... $103,474,576
Shares outstanding ........................................................................ 6,661,671
Net asset value and maximum offering price per share ............................................. $15.53

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $298,407)
Unaffiliated issuers ........................................................................ $41,394,139
Interest:
Unaffiliated issuers ........................................................................ 16,859,938
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 559,061
Other income (Not e 1g) ...................................................................... 377,297
Total investment income ................................................................... 59,190,435
Expenses:
Management fees (Note 3 a ) ................................................................... 13,717,083
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 4,556,455
    Class 4 ................................................................................ 348,425
Custodian fees (Note 4 ) ...................................................................... 2,293
Reports to shareholders fees .................................................................. 3,495
Professional fees ........................................................................... 5,826
Trustees' fees and expenses .................................................................. 26,844
Dividends on securities sold short .............................................................. 27,210
Other .................................................................................... (23,334)
Total expenses ......................................................................... 18,664,297
Expense reductions (Note 4 ) ............................................................... (17,339)
Expenses waived/paid by affiliates ........................................................... (3,291)
Net expenses ......................................................................... 18,643,667
Net investment income ................................................................ 40,546,768
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 42,711,126
Foreign currency transactions ................................................................ 40,646
Forward exchange contracts ................................................................. (1,329,414)
Futures contracts ......................................................................... (235,861)
Securities sold short ....................................................................... (1,750,089)
Net realized gain (loss) .................................................................. 39,436,408
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 162,214,240
Translation of other assets and liabilities denominated in foreign currencies .............................. 21,398
Forward exchange contracts ................................................................. 965,635
Futures contracts ......................................................................... (245,673)
Net change in unrealized appreciation (depreciation) ............................................ 162,955,600
Net realized and unrealized gain (loss) ............................................................ 202,392,008
Net increase (decrease) in net assets resulting from operations .......................................... $242,938,776

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Mutual Shares VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,546,768 $35,065,739
Net realized gain (loss) ................................................. 39,436,408 173,243,573
Net change in unrealized appreciation (depreciation) ........................... 162,955,600 (401,747,852)
Net increase (decrease) in net assets resulting from operations ................ 242,938,776 (193,438,540)
Distributions to shareholders:
Class 1 ............................................................. (11,816,150) (13,963,701)
Class 2 ............................................................. (192,811,695) (244,802,646)
Class 4 ............................................................. (10,208,014) (13,410,832)
Total distributions to shareholders .......................................... (214,835,859) (272,177,179)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 13,018,501 10,288,541
Class 2 ............................................................. 72,693,670 (309,666,229)
Class 4 ............................................................. 1,435,740 1,247,512
Total capital share transactions ............................................ 87,147,911 (298,130,176)
Net increase (decrease) in net assets ................................... 115,250,828 (763,745,895)
Net assets:
Beginning of year ....................................................... 1,991,437,889 2,755,183,784
End of year ........................................................... $2,106,688,717 $1,991,437,889

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Mutual Shares VIP Fund
20
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2023, the Fund had OTC
derivatives in a net liability position of $228,247.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2023, the Fund had no securities sold short.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Facility fees
are recognized as income over the expected term of the
loan.
Dividend income and dividends declared on securities sold
short are recorded on the ex-dividend date except for certain dividends from  securities where the dividend rate is not
available. In such cases, the dividend is recorded as  soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among  capital accounts to reflect their tax
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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(continued)
character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 563,969 $8,877,366 393,296 $6,327,171
Shares issued in reinvestment of distributions .......... 828,622 11,816,150 997,407 13,963,701
Shares redeemed ............................... (478,742) (7,675,015) (564,521) (10,002,331)
Net increase (decrease) .......................... 913,849 $13,018,501 826,182 $10,288,541
Class 2 Shares:
Shares sold ................................... 27,293,330 $418,428,934 6,305,441 $105,384,367
Shares issued in reinvestment of distributions .......... 13,871,345 192,811,695 17,894,930 244,802,646
Shares redeemed ............................... (36,204,922) (538,546,959) (37,562,712) (659,853,242)
Net increase (decrease) .......................... 4,959,753 $72,693,670 (13,362,341) $(309,666,229)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 525,023 $8,070,089 365,503 $6,240,405
Shares issued in reinvestment of distributions .......... 724,487 10,208,014 968,991 13,410,832
Shares redeemed ............................... (1,080,175) (16,842,363) (1,051,773) (18,403,725)
Net increase (decrease) .......................... 169,335 $1,435,740 282,721 $1,247,512
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
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(continued)
c. Distribution Fees
The Board has adopted a distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $38,513,393 $92,274,164
Long term capital gain ...................................................... 176,322,466 179,903,015
$214,835,859 $272,177,179
Cost of investments .......................................................................... $1,670,478,305
Unrealized appreciation ........................................................................ $486,968,303
Unrealized depreciation ........................................................................ (54,903,411)
Net unrealized appreciation (depreciation) .......................................................... $432,064,892
Distributable earnings:
Undistributed ordinary income ................................................................... $43,449,236
Undistributed long term capital gains .............................................................. 40,413,963
Total distributable earnings ..................................................................... $83,863,199
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2023, aggregated $991,886,080 and $1,140,939,726, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2023, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 1,149,241 $ 51,055
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — 26,751
643,835 Windstream Holdings, Inc. ..................... 9/21/20 – 6/09/23 5,263,806 8,134,092
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $6,413,047 $8,211,898
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 134,327
a
Unrealized appreciation on OTC
forward exchange contracts
17,570 Unrealized depreciation on OTC
forward exchange contracts
238,427

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of futures contracts represented
$10,623,894. The average month end contract value of forward exchange contracts was $14,078,260.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund (continued)
Total .................... $17,570 $372,754
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(235,861) Futures contracts $(245,673)
Forward exchange contracts (1,329,414) Forward exchange contracts 965,635
Total ....................... $(1,565,275) $719,962
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
29
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(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 44,163,391 $ — $ — $ 44,163,391
Automobile Components ................. — — 51,055 51,055
Automobiles .......................... 43,743,663 — — 43,743,663
Banks ............................... 148,451,630 — — 148,451,630
Building Products ...................... 37,689,931 — — 37,689,931
Capital Markets ........................ 35,257,286 — — 35,257,286
Construction & Engineering ............... 39,212,377 — — 39,212,377
Consumer Finance ..................... 45,467,040 — — 45,467,040
Containers & Packaging ................. 33,942,030 — — 33,942,030
Diversified Telecommunication Services ..... — — 8,134,092 8,134,092
Electronic Equipment, Instruments &
Components ........................ 39,832,420 — — 39,832,420
Energy Equipment & Services ............. 33,342,392 — — 33,342,392
Entertainment ......................... 42,795,745 — — 42,795,745
Financial Services ...................... 133,506,006 — — 133,506,006
Food Products ........................ 51,375,759 — — 51,375,759
Health Care Equipment & Supplies ......... 76,683,494 — — 76,683,494
Health Care Providers & Services .......... 120,258,877 — — 120,258,877
Household Durables .................... 37,520,671 — — 37,520,671
Insurance ............................ 60,531,871 — — 60,531,871
Interactive Media & Services .............. 21,531,741 — — 21,531,741
Machinery ............................ 55,440,765 — — 55,440,765
Media ............................... 83,632,785 — — 83,632,785
Metals & Mining ....................... 15,752,675 — — 15,752,675
Oil, Gas & Consumable Fuels ............. 88,438,615 37,250,240 — 125,688,855
Personal Care Products ................. 36,957,192 — — 36,957,192
Pharmaceuticals ....................... 94,282,521 42,906,055 — 137,188,576
Professional Services ................... 72,555,685 — — 72,555,685
Real Estate Management & Development .... 49,091,570 — — 49,091,570
Retail REITs .......................... 47,022,131 — — 47,022,131
Software ............................. 69,840,952 — — 69,840,952
Specialty Retail ........................ — — 26,751 26,751
Textiles, Apparel & Luxury Goods .......... 30,171,169 — — 30,171,169
Tobacco ............................. — 35,838,762 — 35,838,762

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
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(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 71,342,407 $ — $ — $ 71,342,407
Wireless Telecommunication Services ....... 36,062,867 — — 36,062,867
Corporate Bonds ........................ — 34,862,078 — 34,862,078
Senior Floating Rate Interests ............... — 58,783,228 — 58,783,228
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 89,148,462 — 89,148,462
Total Investments in Securities ........... $1,795,897,658 $298,788,825
b
$8,211,898 $2,102,898,381
Other Financial Instruments:
Forward exchange contracts ............... $— $17,570 $— $17,570
Total Other Financial Instruments ......... $— $17,570 $— $17,570
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $238,427 $— $238,427
Futures contracts ........................ 134,327 — — 134,327
Total Other Financial Instruments ......... $134,327 $238,427 $— $372,754
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $115,995,057, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
11. Fair Value Measurements
(continued)

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franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Shares
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Shares VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
32
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Annual Report
Franklin Mutual Shares VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $176,322,466
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $26,744,590
Interest Earned from Federal Obligations Note (1) $3,947,285

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
33
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
37
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

743 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Mutual Shares VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Mutual Advisers, LLC. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Rising
Dividends VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 15
Notes to Financial Statements 18
Report of Independent Registered
Public Accounting Firm 24
Tax Information 25
Board Members and Officers 26
Shareholder Information 30

2
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Annual Report
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
Franklin Rising Dividends VIP Fund
This annual report for Franklin Rising Dividends VIP Fund
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. We are research-driven, fundamental
investors. As bottom-up investors focusing primarily on
individual securities, we look for companies that we believe meet our criteria and are fundamentally sound and attempt
to acquire them at attractive prices. These criteria include consistent, substantial dividend increases; reinvested
earnings; either long-term debt that is no more than 50% of
total capitalization or senior debt that has been rated
investment grade by at least one of the major bond rating
organizations; attractive prices, either in the lower half of the stock's price/earnings ratio range for the past 10 years, or less than the price/earnings ratio of the S&P 500
®
. In
following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but
rather on companies that consistently increase their
dividends.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a robust total return for the 12 months
ended December 31, 2023. Prominent bank failures in
the early part of the year drove increased uncertainty
among investors, but government intervention led to swift
reorganizations. Technology-related stocks helped support
the equity market amid cost-cutting efforts and investor
optimism that artificial intelligence (AI) would lead to strong growth opportunities. Meanwhile, the economic outlook
improved as inflation slowed and U.S. Treasury yields
stabilized. The U.S. economy posted solid gross domestic
product growth in the first half of 2023 and then accelerated in the third quarter. Consumer spending continued to power
the economy, helped by higher asset prices and increased
wages. The labor market remained tight amid continued job
growth, which helped keep the U.S. unemployment rate low
by historical standards. Inflation also cooled substantially, with the Consumer Price Index falling from an annual rate of
6.5% in December 2022 to 3.1% in November 2023. Rising
wages and lower inflation bolstered consumer confidence,
and the improving outlook on inflation led some investors to anticipate looser financial conditions in 2024. Nonetheless, interest rates were high in 2023, elevating borrowing costs
for individuals and businesses. The U.S. Federal Reserve
(Fed) raised the federal funds target rate four times, ending the period at a range of 5.25%–5.50%, but declined to adjust rates at four other meetings, signaling that its rate-hiking cycle was at or near an end.
Q. How did we respond to these changing market
conditions?
A. We maintain a fundamental, long-term perspective and
a disciplined approach in our investment process, balanced
with an emphasis on risk management and portfolio
diversification. The goal is to reduce volatility and provide an “all-weather” approach across full market cycles. While
markets advanced over the period, the breadth of gains was
constrained, led by a small group of stocks. Furthermore,
the level of uncertainty surrounding the possibility of slowing economic growth was ever-present: After all, that is the
function of tightening monetary policy. As a result, we worked to maintain balance in the portfolio, to provide resilience
and risk management through changing—and sometimes
difficult—environments. As always, we focus on the long
term, investing in high-quality companies with strong
business models, growing dividends and attractive cash-
flow generation capabilities. We seek opportunities through
companies that can benefit in part from their exposure to
secular growth themes that we believe can provide excellent
capital appreciation opportunities over the longer term.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
) posted a
+26.29% total return for the same period.
1
Please note the
Fund employs a bottom-up stock selection process, and the
managers invest in securities without regard to benchmark
comparisons.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.

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Annual Report
Q. What were the leading contributors to performance?
A. Contributors to relative performance at the sector level
included an underweight to financials, along with stock
selection in the sector. Lack of exposure to the utilities and real estate sectors also contributed. Enterprise software
company Microsoft, the fund’s largest holding, was the
quarter’s top overall relative contributor. During the
period, the company repeatedly released robust quarterly
earnings, bolstered by strong growth across numerous
business lines, and repurchased shares. Microsoft’s suite
of products remains well positioned, in our view, to benefit from increasing enterprise technology spending, due in part
to its exposure to AI and the company’s early investment in
ChatGPT’s parent, OpenAI (not a fund holding). Microsoft’s
integration of ChatGPT technology is highly attractive, in
our assessment. Shares of drug packaging and delivery
company West Pharmaceutical Services advanced sharply,
also supported by stronger-than-expected financial results
and raised guidance, bolstered by particular strength in its generics segment. Although its COVID-19-related business
has waned, the company’s base business growth has
been strong, supported by proprietary, high-value products.
Industrial supply company W.W. Grainger was another
key contributor amid a string of earnings beats and raised
guidance. The company reported better-than-expected
growth in multiple business lines, led by its “high-touch
solutions” segment, where volumes surged on a year-over-
year basis, highlighting the company’s high level of customer service and support.
Q. What were the leading detractors from performance?
A. Relative performance was adversely affected by stock
selection and an underweight allocation in the information
technology sector. Stock selection in consumer discretionary and a combination of stock choices and an overweight within
industrials also weighed on returns. The key driver of relative underperformance was the portfolio’s lack of exposure to
several technology-related stocks with exposure to the
AI theme—including chipmaker Nvidia, Meta Platforms,
Amazon.com, Google parent Alphabet and electric vehicle
maker Tesla—that led markets in 2023. An underweight to
another of those stocks, Apple, was a key relative detractor.
Apple benefited from demand for its iPhone product and
from optimism surrounding AI, especially in the first seven
months of the year. The stock trailed the benchmark over the second half of the year, but shares rallied with the broader market in the final two months of 2023, bolstered by a robust
November earnings release. Shares of aerospace and
defense firm Raytheon Technologies (not held at period-
end), renamed RTX in July, declined during the period.
News that a key aircraft engine would require accelerated
removals and inspections caused the company to lower
its free-cash-flow outlook, given an estimated $7 billion in costs to repair the engines and compensate airlines. Despite the challenges, the portfolio managers believe RTX is well
positioned to increase earnings because of its balance
between commercial aerospace and defense.
Portfolio Composition
12/31/23
% of Total
Net Assets
Software 13.8%
Health Care Equipment & Supplies 9.3%
Chemicals 8.8%
Semiconductors & Semiconductor Equipment 4.9%
Specialty Retail 4.0%
Aerospace & Defense 3.2%
Health Care Providers & Services 3.1%
Oil, Gas & Consumable Fuels 3.0%
IT Services 3.0%
Consumer Staples Distribution & Retail 3.0%
Life Sciences Tools & Services 2.9%
Financial Services 2.8%
Hotels, Restaurants & Leisure 2.8%
Household Products 2.7%
Other
*
30.0%
Short-Term Investments & Other Net Assets 2.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
12/31/23
Company
Industry
% of Total
Net Assets
a a
Microsoft Corp. 9.4%
Software
Roper Technologies, Inc. 4.3%
Software
Linde plc 3.9%
Chemicals
Stryker Corp. 3.7%
Health Care Equipment & Supplies
UnitedHealth Group, Inc. 3.0%
Health Care Providers & Services
Accenture plc 3.0%
IT Services
Visa, Inc. 2.8%
Financial Services
Analog Devices, Inc. 2.5%
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 2.5%
Semiconductors & Semiconductor Equipment
Honeywell International, Inc. 2.4%
Industrial Conglomerates

Franklin Rising Dividends VIP Fund
4
franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the 12-month period, we initiated a position
in brokerage firm Charles Schwab, a leader in wealth
management. We believe the company should be able to
expand its net interest margin and that its scaled offering
and channel mix should lead to growth in assets under
management in the coming years. We exited positions in
water treatment and management company Pentair and
health care company CVS Health. In working to maintain
balance, diversification and risk management, we did make
a number of position changes. For example, we added to
a pair of health care names, insurer UnitedHealth Group
and science and technology conglomerate Danaher. The
sector has underperformed over the last year, and we took
the opportunity to increase exposure to some names that
we believe have been overlooked or undervalued. We also
added to our position in food giant Mondelez International,
a high-quality consumer staples stock that we believe
is well-positioned to perform well amid slowing global
growth. Conversely, we trimmed a number of holdings,
many of which have performed very well, in an effort to
keep position sizes balanced and ensure that the portfolio
does not become overextended. Examples would include
several technology names, such as semiconductor design
and manufacturing companies Analog Devices and Texas
Instruments. Those stocks were, along with others we
trimmed, outperforming the broader market, but we lowered
exposure amid concerns about position size and/or high
relative valuations. We also trimmed a number of positions in the name of risk management. These would include lithium
producer Albemarle and business services provider Cintas,
in an effort to take some risk off the table and focus on
stocks with what we perceive as having a narrower range of
outcomes. As always, the goal is to find a balance between
attractive secular growth opportunities which can generate
strong returns through a market expansion, while also
providing the stability of consistent dividend growth in difficult market environments.
Thank you for your participation in Franklin Rising Dividends
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
Franklin Rising Dividends VIP Fund
5
franklintempleton.com
Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +12.39% +12.08% +11.99%
5-Year +14.04% +13.75% +13.64%
10-Year +10.51% +10.23% +10.12%
1.
Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice
.

Franklin Rising Dividends VIP Fund
Performance Summary
6
franklintempleton.com
Annual Report
*Source: FactSet
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Standard
& Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)

Franklin Rising Dividends VIP Fund
Performance Summary
7
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Rising Dividends VIP Fund
8
franklintempleton.com
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,034.40 $3.22 $1,022.04 $3.20 0.63%
2 $1,000 $1,033.00 $4.49 $1,020.78 $4.47 0.88%
4 $1,000 $1,032.20 $5.01 $1,020.28 $4.98 0.98%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.18 $36.74 $30.17 $27.90 $25.75
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.35 0.30 0.32 0.37
Net realized and unrealized gains (losses) ........... 2.98 (4.55) 7.68 3.76 6.77
Total from investment operations .................... 3.35 (4.20) 7.98 4.08 7.14
Less distributions from:
Net investment income .......................... (0.33) (0.35) (0.35) (0.41) (0.45)
Net realized gains ............................. (2.97) (4.01) (1.06) (1.40) (4.54)
Total distributions ............................... (3.30) (4.36) (1.41) (1.81) (4.99)
Net asset value, end of year ....................... $28.23 $28.18 $36.74 $30.17 $27.90
Total return
c
................................... 12.39% (10.34)% 27.10% 16.23% 29.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.64% 0.63% 0.65% 0.63%
Expenses net of waiver and payments by affiliates
d
...... 0.63% 0.63% 0.63%
e
0.65%
e
0.63%
e
Net investment income ........................... 1.33% 1.18% 0.90% 1.20% 1.34%
Supplemental data
Net assets, end of year (000’s) ..................... $117,974 $114,787 $141,433 $156,585 $150,864
Portfolio turnover rate ............................ 10.67% 12.59% 3.92% 12.83% 7.26%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.03 $35.42 $29.14 $26.99 $25.04
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.27 0.21 0.24 0.29
Net realized and unrealized gains (losses) ........... 2.85 (4.40) 7.41 3.65 6.57
Total from investment operations .................... 3.13 (4.13) 7.62 3.89 6.86
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.28) (0.33) (0.37)
Net realized gains ............................. (2.97) (4.01) (1.06) (1.41) (4.54)
Total distributions ............................... (3.23) (4.26) (1.34) (1.74) (4.91)
Net asset value, end of year ....................... $26.93 $27.03 $35.42 $29.14 $26.99
Total return
c
................................... 12.08% (10.57)% 26.79% 15.97% 29.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.89% 0.88% 0.90% 0.88%
Expenses net of waiver and payments by affiliates
d
...... 0.88% 0.88% 0.88%
e
0.90%
e
0.88%
e
Net investment income ........................... 1.08% 0.92% 0.66% 0.95% 1.09%
Supplemental data
Net assets, end of year (000’s) ..................... $1,256,587 $1,211,909 $1,513,905 $1,365,745 $1,387,688
Portfolio turnover rate ............................ 10.67% 12.59% 3.92% 12.83% 7.26%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.06 $35.49 $29.22 $27.08 $25.11
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.24 0.18 0.22 0.26
Net realized and unrealized gains (losses) ........... 2.85 (4.41) 7.42 3.65 6.60
Total from investment operations .................... 3.11 (4.17) 7.60 3.87 6.86
Less distributions from:
Net investment income .......................... (0.24) (0.25) (0.27) (0.32) (0.35)
Net realized gains ............................. (2.97) (4.01) (1.06) (1.41) (4.54)
Total distributions ............................... (3.21) (4.26) (1.33) (1.73) (4.89)
Net asset value, end of year ....................... $26.96 $27.06 $35.49 $29.22 $27.08
Total return
c
................................... 11.99% (10.68)% 26.63% 15.85% 29.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.99% 0.98% 1.00% 0.98%
Expenses net of waiver and payments by affiliates
d
...... 0.98% 0.98% 0.98%
e
1.00%
e
0.98%
e
Net investment income ........................... 0.98% 0.84% 0.56% 0.85% 0.99%
Supplemental data
Net assets, end of year (000’s) ..................... $83,031 $70,696 $72,589 $51,137 $46,539
Portfolio turnover rate ............................ 10.67% 12.59% 3.92% 12.83% 7.26%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Rising Dividends VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 3.2%
General Dynamics Corp. ................................ United States 85,752 $ 22,267,222
RTX Corp. .......................................... United States 288,146 24,244,604
46,511,826
Air Freight & Logistics 1.7%
United Parcel Service, Inc., B ............................ United States 161,117 25,332,426
Banks 1.6%
JPMorgan Chase & Co. ................................. United States 139,825 23,784,233
Beverages 1.8%
PepsiCo, Inc. ........................................ United States 154,930 26,313,311
Biotechnology 1.5%
AbbVie, Inc. ......................................... United States 142,536 22,088,804
Building Products 2.7%
Carlisle Cos., Inc. ..................................... United States 59,302 18,527,724
Johnson Controls International plc ......................... United States 360,010 20,750,976
39,278,700
Capital Markets 2.0%
Charles Schwab Corp. (The) ............................. United States 99,900 6,873,120
Nasdaq, Inc. ......................................... United States 379,500 22,064,130
28,937,250
Chemicals 8.8%
Air Products and Chemicals, Inc. .......................... United States 122,967 33,668,364
Albemarle Corp. ...................................... United States 49,010 7,080,965
Ecolab, Inc. .......................................... United States 100,509 19,935,960
Linde plc ............................................ United States 138,632 56,937,549
Sherwin-Williams Co. (The) .............................. United States 35,100 10,947,690
128,570,528
Commercial Services & Supplies 1.9%
Cintas Corp. ......................................... United States 44,372 26,741,230
Veralto Corp. ......................................... United States 17,600 1,447,776
28,189,006
Consumer Staples Distribution & Retail 3.0%
Target Corp. ......................................... United States 146,937 20,926,768
Walmart, Inc. ........................................ United States 140,808 22,198,381
43,125,149
Electrical Equipment 1.1%
nVent Electric plc ..................................... United States 270,826 16,003,108
Financial Services 2.8%
Visa, Inc., A .......................................... United States 156,562 40,760,917
Food Products 2.5%
McCormick & Co., Inc. ................................. United States 232,894 15,934,608
Mondelez International, Inc., A ............................ United States 291,300 21,098,859
37,033,467
Ground Transportation 2.1%
JB Hunt Transport Services, Inc. .......................... United States 64,930 12,969,118
Norfolk Southern Corp. ................................. United States 74,747 17,668,696
30,637,814

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 9.3%
Abbott Laboratories .................................... United States 248,395 $ 27,340,838
Becton Dickinson & Co. ................................. United States 138,065 33,664,389
Medtronic plc ........................................ United States 248,554 20,475,878
Stryker Corp. ........................................ United States 178,945 53,586,870
135,067,975
Health Care Providers & Services 3.1%
UnitedHealth Group, Inc. ................................ United States 84,400 44,434,068
Hotels, Restaurants & Leisure 2.8%
McDonald's Corp. ..................................... United States 109,199 32,378,595
Starbucks Corp. ...................................... United States 84,850 8,146,449
40,525,044
Household Products 2.7%
Colgate-Palmolive Co. ................................. United States 198,240 15,801,710
Procter & Gamble Co. (The) ............................. United States 162,094 23,753,255
39,554,965
Industrial Conglomerates 2.4%
Honeywell International, Inc. ............................. United States 163,675 34,324,284
Insurance 0.9%
Erie Indemnity Co., A ................................... United States 39,270 13,152,308
IT Services 3.0%
Accenture plc, A ...................................... United States 123,178 43,224,392
Life Sciences Tools & Services 2.9%
Danaher Corp. ....................................... United States 71,800 16,610,212
West Pharmaceutical Services, Inc. ........................ United States 71,601 25,212,144
41,822,356
Machinery 1.9%
Donaldson Co., Inc. ................................... United States 135,097 8,828,589
Dover Corp. ......................................... United States 123,688 19,024,451
27,853,040
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp. ....................................... United States 120,494 17,972,885
EOG Resources, Inc. .................................. United States 113,961 13,783,583
Exxon Mobil Corp. ..................................... United States 119,261 11,923,715
43,680,183
Pharmaceuticals 2.2%
Johnson & Johnson ................................... United States 156,229 24,487,333
Pfizer, Inc. ........................................... United States 268,715 7,736,305
32,223,638
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc. ................................... United States 181,994 36,136,729
Texas Instruments, Inc. ................................. United States 209,668 35,740,007
71,876,736
Software 13.8%
Microsoft Corp. ....................................... United States 365,628 137,490,753
Roper Technologies, Inc. ................................ United States 115,383 62,903,350
200,394,103

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 4.0%
Lowe's Cos., Inc. ...................................... United States 132,600 $ 29,510,130
Ross Stores, Inc. ..................................... United States 210,730 29,162,925
58,673,055
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 25,700 4,948,021
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., B ......................................... United States 221,584 24,057,375
Trading Companies & Distributors 1.7%
WW Grainger, Inc. ..................................... United States 30,693 25,434,982
Total Common Stocks (Cost $561,975,253) .....................................
1,417,813,064
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 39,323,497 39,323,497
Total Money Market Funds (Cost $39,323,497) ..................................
39,323,497
Total Short Term Investments (Cost $39,323,497 ) ................................
39,323,497
a
Total Investments (Cost $601,298,750) 100.0% ..................................
$1,457,136,561
Other Assets, less Liabilities 0.0%
†
............................................
454,829
Net Assets 100.0% ...........................................................
$1,457,591,390
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $561,975,253
Cost - Non-controlled affiliates (Note 3e) ........................................................ 39,323,497
Value - Unaffiliated issuers .................................................................. $1,417,813,064
Value - Non-controlled affiliates (Note 3e) ....................................................... 39,323,497
Cash .................................................................................... 168,241
Receivables:
Capital shares sold ........................................................................ 750,661
Dividends and interest ..................................................................... 1,322,955
Total assets .......................................................................... 1,459,378,418
Liabilities:
Payables:
Capital shares redeemed ................................................................... 677,457
Management fees ......................................................................... 747,982
Distribution fees .......................................................................... 284,781
Trustees' fees and expenses ................................................................. 1,571
Accrued expenses and other liabilities ........................................................... 75,237
Total liabilities ......................................................................... 1,787,028
Net assets, at value ................................................................. $1,457,591,390
Net assets consist of:
Paid-in capital ............................................................................. $517,709,991
Total distributable earnings (losses) ............................................................. 939,881,399
Net assets, at value ................................................................. $1,457,591,390
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $117,973,679
Shares outstanding ........................................................................ 4,179,740
Net asset value and maximum offering price per share ............................................. $28.23
Class 2:
Net assets, at value ....................................................................... $1,256,587,039
Shares outstanding ........................................................................ 46,658,588
Net asset value and maximum offering price per share ............................................. $26.93
Class 4:
Net assets, at value ....................................................................... $83,030,672
Shares outstanding ........................................................................ 3,079,287
Net asset value and maximum offering price per share ............................................. $26.96

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $24,982,010
Non- controlled affiliates (Note 3e ) ............................................................. 2,404,359
Total investment income ................................................................... 27,386,369
Expenses:
Management fees (Note 3 a ) ................................................................... 8,868,259
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,019,064
    Class 4 ................................................................................ 266,242
Custodian fees (Note 4 ) ...................................................................... 6,111
Reports to shareholders fees .................................................................. 6,167
Professional fees ........................................................................... 59,102
Trustees' fees and expenses .................................................................. 18,269
Other .................................................................................... 71,203
Total expenses ......................................................................... 12,314,417
Expense reductions (Note 4 ) ............................................................... (913)
Expenses waived/paid by affiliates (Note 3e) ................................................... (181,552)
Net expenses ......................................................................... 12,131,952
Net investment income ................................................................ 15,254,417
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 72,320,864
Foreign currency transactions ................................................................ (412)
Net realized gain (loss) .................................................................. 72,320,452
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 68,180,604
Net realized and unrealized gain (loss) ............................................................ 140,501,056
Net increase (decrease) in net assets resulting from operations .......................................... $155,755,473

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Rising Dividends VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,254,417 $13,041,568
Net realized gain (loss) ................................................. 72,320,452 148,983,389
Net change in unrealized appreciation (depreciation) ........................... 68,180,604 (353,422,116)
Net increase (decrease) in net assets resulting from operations ................ 155,755,473 (191,397,159)
Distributions to shareholders:
Class 1 ............................................................. (12,866,402) (16,307,359)
Class 2 ............................................................. (140,577,078) (157,005,061)
Class 4 ............................................................. (8,704,113) (9,292,634)
Total distributions to shareholders .......................................... (162,147,593) (182,605,054)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,605,743 4,783,970
Class 2 ............................................................. 51,640,632 23,522,172
Class 4 ............................................................. 12,345,388 15,160,023
Total capital share transactions ............................................ 66,591,763 43,466,165
Net increase (decrease) in net assets ................................... 60,199,643 (330,536,048)
Net assets:
Beginning of year ....................................................... 1,397,391,747 1,727,927,795
End of year ........................................................... $1,457,591,390 $1,397,391,747

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Rising Dividends VIP Fund
18
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Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
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Annual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
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Annual Report
Franklin Rising Dividends VIP Fund
(continued)
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 242,387 $6,786,383 302,160 $9,036,236
Shares issued in reinvestment of distributions .......... 476,357 12,866,402 600,459 15,485,835
Shares redeemed ............................... (612,537) (17,047,042) (678,695) (19,738,101)
Net increase (decrease) .......................... 106,207 $2,605,743 223,924 $4,783,970
Class 2 Shares:
Shares sold ................................... 6,611,710 $174,998,780 9,317,862 $275,753,134
Shares issued in reinvestment of distributions .......... 5,446,613 140,577,078 6,338,517 157,005,061
Shares redeemed ............................... (10,241,236) (263,935,226) (13,561,372) (409,236,023)
Net increase (decrease) .......................... 1,817,087 $51,640,632 2,095,007 $23,522,172
Class 4 Shares:
Shares sold ................................... 522,659 $13,994,533 508,852 $14,897,164
Shares issued in reinvestment of distributions .......... 336,716 8,704,113 374,401 9,292,634
Shares redeemed ............................... (392,244) (10,353,258) (316,486) (9,029,775)
Net increase (decrease) .......................... 467,131 $12,345,388 566,767 $15,160,023
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
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Annual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.634% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Annual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $61,564,833 $217,293,319 $(239,534,655) $— $— $39,323,497 39,323,497 $2,404,359
Total Affiliated Securities ... $61,564,833 $217,293,319 $(239,534,655) $— $— $39,323,497 $2,404,359
2023 2022
Distributions paid from:
Ordinary income .......................................................... $13,197,025 $18,102,809
Long term capital gain ...................................................... 148,950,568 164,502,245
$162,147,593 $182,605,054
Cost of investments .......................................................................... $603,912,264
Unrealized appreciation ........................................................................ $855,840,500
Unrealized depreciation ........................................................................ (2,616,203)
Net unrealized appreciation (depreciation) .......................................................... $853,224,297
Distributable earnings:
Undistributed ordinary income ................................................................... $15,040,803
Undistributed long term capital gains .............................................................. 71,616,300
Total distributable earnings ..................................................................... $86,657,103
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Annual Report
Franklin Rising Dividends VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$144,152,858 and $203,628,697, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
24
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Rising
Dividends VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Rising Dividends VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Tax Information (unaudited)
25
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Annual Report
Franklin Rising Dividends VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $148,950,568
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $22,061,900

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
27
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
30
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

773 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Rising Dividends VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Small Cap
Value VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 26
Tax Information 27
Board Members and Officers 28
Shareholder Information 32

2
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Annual Report
Franklin Small Cap Value VIP Fund
This annual report for Franklin Small Cap Value VIP Fund
covers the fiscal year ended December 31, 2023. The Fund
closed to new insurance company subaccounts on June 20,
2021. Existing insurance company subaccounts who had an
open and funded account on June 20, 2021, can continue to
make additional purchases.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks long-term total return. Our strategy is
to invest in small-capitalization companies that we believe
are undervalued at the time of purchase and have the
potential for capital appreciation. A stock is undervalued
when it trades at less than the price at which the investment manager believes it would trade if the market reflected
all factors relating to the company’s worth. Following this
strategy, the Fund invests in companies that the investment
manager believes have, for example: stock prices that
are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines
but the potential for good long-term earnings prospects;
and valuable intangibles not reflected in the stock price.
The Fund also may invest in real estate investment trusts
(REITs).
Q. What were the overall market conditions during the
Fund's reporting period?
A. Over the 12-month period, small-cap value stocks
struggled versus their large- and mid-cap counterparts
against a backdrop of rising inflation, significant interest rate hikes, strong consumer spending and periodic economic
shocks.
Substantial inflationary pressure affected much of the
12-month reporting period, as consumers spent higher
wages and pandemic-era savings on goods and services.
The U.S. Federal Reserve (Fed) hiked interest rates at a
steady clip throughout much of the year in an effort to rein in spending. Investor concerns over the rate hikes’ effects on
economic growth periodically affected market sentiment. In
March, markets were roiled by instability within the banking sector, as rising rates and falling deposit levels affected
the health of some institutions. A lack of banking sector
contagion, continued positive economic data and strong
corporate earnings led to a sanguine period for markets in
early- and mid-summer 2023, until volatility reentered the
picture in August.
Near the end of the period, inflation eased from its highs.
An employed consumer currently continues to spend, but
pandemic-era consumer savings reserves are steadily
dwindling, and measures of credit utilization are climbing,
potentially setting the stage for future financial stress.
In August, Fed Chairman Jerome Powell said that rate
decisions would be made on a meeting-by-meeting basis,
acknowledging the strength yet uncertainty present in
the economy. The Fed paused rate hikes at their three
subsequent meetings, holding rates steady through the end
of the period. Investors are looking for continued signs of a soft landing balanced with the reality that interest rates may be higher for longer than originally anticipated.
When measured relative to large-cap companies, profitable
small-cap companies are still trading near their lowest
valuations in 20 years. We think this reflects concerns over stubbornly high interest rates and the potential ongoing
impact on economic growth.
Q. How did we respond to these changing market
conditions?
A. Over the last year, we have been positioning the portfolio in response to wide share price dispersion by incrementally
purchasing shares in companies that are trading at our
assessment of depressed levels that could materially
benefit from future developments including improved growth
prospects, stable to lower interest rates, reduced input
costs or increased labor availability. Conversely, we are also aware conditions could deteriorate even further. Given this
environment, we are being mindful of position sizes for these types of companies until things become clearer.
In the near term, we expect market activity and volatility
levels to be influenced by developments around
geopolitical events, inflation concerns and central bank
activity. Regardless of these factors, we remain focused
on identifying opportunities to improve the quality of our
positions at relatively attractive valuations. We will continue to follow our process of targeting historically successful
companies with understandable business models, good
corporate governance and low debt, that we view as
temporarily trading at depressed levels, relative to future
earnings potential. We believe this investment approach
constitutes our competitive advantage and may provide
meaningful upside potential and possible downside risk
management during turbulent periods.

Franklin Small Cap Value VIP Fund
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Annual Report
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Russell 2000
®
Value Index, posted a
+14.65% total return for the same period.
1
Please note the
Fund employs a bottom-up stock selection process, and the
managers invest in securities without regard to benchmark
comparisons.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Q. What were the leading contributors to performance?
A. Onto Innovation is a provider of metrology and inspection tools for the semiconductor industry. The shares contributed to results in 2023 as Onto is expected to be a prime
beneficiary of semiconductor equipment spending leveraged
towards the next generation of chip architecture. Further,
the end markets targeted by the company are expected
to grow faster than the overall spending on wafer fab
equipment. TechnipFMC, an oilfield equipment and services
company, contributed to relative performance, driven by
better-than-expected quarterly results, an increase in oil
prices, continued strength in offshore order inflow, and
visibility on an improving industry order pipeline. Additionally,
TechnipFMC restarted its quarterly dividend and expanded
its share repurchase program. Shares of UFP Industries
outperformed. Despite headwinds from lumber price
deflation, the company has posted several consecutive
quarters of double-digit EBITDA margins and management
reiterated their confidence in maintaining the margin above
10% in the future.  UFP has historically not purchased large amounts of its own stock, but as cash on the balance sheet
continues to grow, the company has become more active.
Q. What were the leading detractors from performance?
A. Envista, a manufacturer of dental products, detracted
as financial results came in weaker than expectations.
This was due to weak demand for dental procedures,
softer sales of big-ticket imaging capital equipment and
issues with management execution. Overall, we believe
the company is transforming its portfolio towards higher-
growth, higher-margin products, while remaining focused
on continuously improving its operating performance. The
Hanover Group, a property and casualty (P&C) insurer,
declined as results were negatively impacted by both
significantly elevated natural catastrophe losses and the
impact of rising inflationary trends on loss costs. While rising loss severity trends driven by elevated inflation have put
pressure on insurance claim payouts, pricing trends have
accelerated, reflecting industry discipline with rate increases expected to mitigate the impact of higher loss severity over time, resulting in improving results. U.S.-based energy
producer Green Plains Energy is among the leading ethanol
producers in the U.S. and is transitioning its fuel generation methodology under its Green Plains Generation 2.0 plan.
A lack of investor confidence regarding the timing and
magnitude of the transition benefits weighed on the stock
price during the period, causing it to detract from relative results.
Portfolio Composition
12/31/23
% of Total
Net Assets
Banks 17.6%
Insurance 6.2%
Chemicals 5.4%
Hotels, Restaurants & Leisure 4.9%
Trading Companies & Distributors 4.7%
Electronic Equipment, Instruments &
Components 4.6%
Building Products 4.2%
Oil, Gas & Consumable Fuels 4.1%
Aerospace & Defense 3.8%
Software 3.7%
Automobile Components 3.6%
Health Care Equipment & Supplies 3.4%
Machinery 3.3%
Food Products 3.1%
Other
*
25.3%
Short-Term Investments & Other Net Assets 2.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar. The Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted growth rates.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Small Cap Value VIP Fund
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Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. While we did not make changes to our investment
philosophy during the period, we did identify some
opportunities presented by the market environment. First,
our allocation to the financials sector saw a net decrease
during the 12-month period, primarily due to our positions
within the banking industry. After banking sector turmoil
caused stock prices to fall in March, however, we began to
focus our attention in this area. As valuations meaningfully improved and sentiment deteriorated, we were able to
identify several quality names in the banking sector,
increasing our overall exposure. In addition, we added
to consumer discretionary companies during the year,
particularly within the leisure products industry, where we
identified quality names at depressed valuations.
Thank you for your participation in Franklin Small Cap Value
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/23
Company
Industry
% of Total
Net Assets
a aa
ACI Worldwide, Inc. 3.7%
Software
McGrath RentCorp 3.6%
Trading Companies & Distributors
Columbia Banking System, Inc. 3.1%
Banks
SouthState Corp. 3.0%
Banks
Crescent Point Energy Corp. 2.9%
Oil, Gas & Consumable Fuels, Canada
First Interstate BancSystem , Inc. 2.7%
Banks
UFP Industries, Inc. 2.5%
Building Products
Knowles Corp. 2.5%
Electronic Equipment, Instruments &
Components
Hanover Insurance Group, Inc. (The) 2.4%
Insurance
Glanbia plc 2.3%
Food Products, Ireland

Performance Summary as of December 31, 2023
~
1
Franklin Small Cap Value VIP Fund
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Annual Report
Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +13.02% +12.75% +12.67%
5-Year +11.34% +11.06% +10.97%
10-Year +7.31% +7.04% +6.94%

Franklin Small Cap Value VIP Fund
Performance Summary
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Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the compared to the performance of the Russell 2000
®
Value Index.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

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Performance Summary
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Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
Franklin Small Cap Value VIP Fund
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As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ) . Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,071.90 $3.40 $1,021.93 $3.31 0.65%
2 $1,000 $1,070.20 $4.70 $1,020.67 $4.59 0.90%
4 $1,000 $1,070.20 $5.22 $1,020.16 $5.10 1.00%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.32 $18.43 $15.20 $15.73 $15.14
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.12 0.19 0.20 0.24
c
Net realized and unrealized gains (losses) ........... 1.50 (2.06) 3.71 0.31 3.35
Total from investment operations .................... 1.67 (1.94) 3.90 0.51 3.59
Less distributions from:
Net investment income .......................... (0.10) (0.21) (0.21) (0.23) (0.22)
Net realized gains ............................. (0.73) (2.96) (0.46) (0.81) (2.78)
Total distributions ............................... (0.83) (3.17) (0.67) (1.04) (3.00)
Net asset value, end of year ....................... $14.16 $13.32 $18.43 $15.20 $15.73
Total return
d
................................... 13.02% (9.82)% 25.67% 5.41% 26.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.63% 0.66% 0.68% 0.67%
Expenses net of waiver and payments by affiliates ....... 0.65%
e
0.62%
e
0.66%
f
0.68%
e,f
0.67%
e,f
Net investment income ........................... 1.27% 0.82% 1.07% 1.54% 1.58%
c
Supplemental data
Net assets, end of year (000’s) ..................... $73,984 $66,574 $73,715 $50,572 $46,980
Portfolio turnover rate ............................ 65.28% 54.83% 60.41% 69.40% 54.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.53 $17.54 $14.50 $15.05 $14.60
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.08 0.14 0.16 0.20
c
Net realized and unrealized gains (losses) ........... 1.41 (1.97) 3.53 0.30 3.20
Total from investment operations .................... 1.54 (1.89) 3.67 0.46 3.40
Less distributions from:
Net investment income .......................... (0.07) (0.16) (0.17) (0.19) (0.17)
Net realized gains ............................. (0.73) (2.96) (0.46) (0.82) (2.78)
Total distributions ............................... (0.80) (3.12) (0.63) (1.01) (2.95)
Net asset value, end of year ....................... $13.27 $12.53 $17.54 $14.50 $15.05
Total return
d
................................... 12.75% (10.06)% 25.37% 5.19% 26.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.88% 0.91% 0.93% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.90%
e
0.87%
e
0.91%
f
0.93%
e,f
0.92%
e,f
Net investment income ........................... 1.02% 0.56% 0.83% 1.28% 1.33%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,000,793 $943,928 $1,135,623 $1,103,373 $1,123,093
Portfolio turnover rate ............................ 65.28% 54.83% 60.41% 69.40% 54.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.07 $18.14 $14.99 $15.51 $14.96
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.07 0.13 0.15 0.19
c
Net realized and unrealized gains (losses) ........... 1.48 (2.03) 3.64 0.32 3.30
Total from investment operations .................... 1.60 (1.96) 3.77 0.47 3.49
Less distributions from:
Net investment income .......................... (0.06) (0.15) (0.16) (0.18) (0.16)
Net realized gains ............................. (0.73) (2.96) (0.46) (0.81) (2.78)
Total distributions ............................... (0.79) (3.11) (0.62) (0.99) (2.94)
Net asset value, end of year ....................... $13.88 $13.07 $18.14 $14.99 $15.51
Total return
d
................................... 12.67% (10.11)% 25.17% 5.13% 26.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 0.98% 1.01% 1.03% 1.02%
Expenses net of waiver and payments by affiliates ....... 1.00%
e
0.97%
e
1.01%
f
1.03%
e,f
1.02%
e,f
Net investment income ........................... 0.93% 0.47% 0.73% 1.18% 1.23%
c
Supplemental data
Net assets, end of year (000’s) ..................... $43,731 $35,519 $38,148 $29,461 $29,238
Portfolio turnover rate ............................ 65.28% 54.83% 60.41% 69.40% 54.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2023
Franklin Small Cap Value VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 3.8%
Melrose Industries plc .................................. United Kingdom 1,649,617 $ 11,925,469
QinetiQ Group plc ..................................... United Kingdom 3,958,510 15,585,757
Senior plc ........................................... United Kingdom 6,448,089 14,566,221
42,077,447
Automobile Components 3.6%
a
Adient plc ........................................... United States 573,508 20,852,751
a
Atmus Filtration Technologies, Inc. ........................ United States 465,045 10,923,907
LCI Industries ........................................ United States 67,311 8,461,666
40,238,324
Banks 17.6%
Atlantic Union Bankshares Corp. .......................... United States 146,980 5,370,649
Camden National Corp. ................................. United States 236,912 8,914,999
Columbia Banking System, Inc. ........................... United States 1,299,207 34,662,843
First Bancorp ........................................ United States 256,248 9,483,739
First Commonwealth Financial Corp. ....................... United States 497,506 7,681,493
First Interstate BancSystem , Inc., A ........................ United States 993,208 30,541,146
German American Bancorp, Inc. .......................... United States 251,362 8,146,642
Peoples Bancorp, Inc. .................................. United States 336,973 11,376,208
Seacoast Banking Corp. of Florida ........................ United States 440,420 12,534,353
SouthState Corp. ..................................... United States 393,833 33,259,197
TriCo Bancshares ..................................... United States 267,955 11,514,026
WSFS Financial Corp. .................................. United States 512,508 23,539,492
197,024,787
Building Products 4.2%
Insteel Industries, Inc. .................................. United States 115,153 4,409,208
a
Masonite International Corp. ............................. United States 66,398 5,621,255
UFP Industries, Inc. .................................... United States 225,849 28,355,342
Zurn Elkay Water Solutions Corp. ......................... United States 284,135 8,356,410
46,742,215
Capital Markets 0.9%
Piper Sandler Cos. .................................... United States 55,002 9,618,200
Chemicals 5.4%
Ashland, Inc. ......................................... United States 66,031 5,567,074
Avient Corp. ......................................... United States 444,208 18,465,727
a
Elementis plc ........................................ United Kingdom 10,185,228 16,560,274
Olin Corp. ........................................... United States 75,554 4,076,138
Tronox Holdings plc ................................... United States 1,093,490 15,483,818
60,153,031
Commercial Services & Supplies 1.0%
HNI Corp. ........................................... United States 207,352 8,673,534
Vestis Corp. ......................................... United States 141,485 2,990,993
11,664,527
Communications Equipment 0.7%
a
Clearfield, Inc. ........................................ United States 259,093 7,534,424
Construction & Engineering 2.8%
Primoris Services Corp. ................................. United States 434,367 14,425,328
Stantec, Inc. ......................................... Canada 34,606 2,778,405
a
WillScot Mobile Mini Holdings Corp. ....................... United States 325,490 14,484,305
31,688,038

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.1%
a
Summit Materials, Inc., A ................................ United States 31,476 $ 1,210,567
Consumer Finance 0.0%
†
Bread Financial Holdings, Inc. ............................ United States 15,799 520,419
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................... United States 579,394 11,020,074
Electric Utilities 0.5%
IDACORP, Inc. ....................................... United States 52,964 5,207,420
Electrical Equipment 2.2%
Regal Rexnord Corp. .................................. United States 163,045 24,133,921
Electronic Equipment, Instruments & Components 4.6%
Benchmark Electronics, Inc. ............................. United States 414,754 11,463,801
a
Coherent Corp. ....................................... United States 277,770 12,091,328
CTS Corp. .......................................... United States 12,208 533,978
a
Knowles Corp. ....................................... United States 1,557,918 27,902,311
51,991,418
Energy Equipment & Services 1.0%
TechnipFMC plc ...................................... United Kingdom 556,497 11,207,850
Food Products 3.1%
Glanbia plc .......................................... Ireland 1,567,309 25,844,382
Maple Leaf Foods, Inc. ................................. Canada 433,329 8,254,509
34,098,891
Health Care Equipment & Supplies 3.4%
a
Envista Holdings Corp. ................................. United States 853,710 20,540,263
a
Integer Holdings Corp. ................................. United States 175,041 17,343,062
37,883,325
Hotel & Resort REITs 1.3%
Sunstone Hotel Investors, Inc. ............................ United States 1,381,590 14,824,461
Hotels, Restaurants & Leisure 4.9%
Boyd Gaming Corp. ................................... United States 120,483 7,543,441
a
Brinker International, Inc. ............................... United States 269,534 11,638,478
Dalata Hotel Group plc ................................. Ireland 1,818,528 9,276,205
a
Hilton Grand Vacations, Inc. ............................. United States 542,005 21,777,761
Jack in the Box, Inc. ................................... United States 53,291 4,350,144
54,586,029
Household Durables 1.6%
Century Communities, Inc. .............................. United States 36,343 3,312,301
a
M/I Homes, Inc. ....................................... United States 50,385 6,940,030
Meritage Homes Corp. ................................. United States 25,572 4,454,642
a
Taylor Morrison Home Corp., A ........................... United States 66,493 3,547,402
18,254,375
Industrial REITs 0.1%
STAG Industrial, Inc. ................................... United States 27,733 1,088,798
Insurance 6.2%
CNO Financial Group, Inc. .............................. United States 771,755 21,531,965
Hanover Insurance Group, Inc. (The) ....................... United States 222,060 26,962,525

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Horace Mann Educators Corp. ........................... United States 632,007 $ 20,666,629
69,161,119
Leisure Products 2.4%
Brunswick Corp. ...................................... United States 110,703 10,710,515
a
Mattel, Inc. .......................................... United States 873,297 16,487,848
27,198,363
Machinery 3.3%
Columbus McKinnon Corp. .............................. United States 430,640 16,803,573
Mueller Water Products, Inc., A ........................... United States 1,332,612 19,189,613
Timken Co. (The) ..................................... United States 6,663 534,039
36,527,225
Metals & Mining 1.2%
Commercial Metals Co. ................................. United States 98,238 4,915,829
Ryerson Holding Corp. ................................. United States 254,698 8,832,927
13,748,756
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 61,365 3,310,642
Office REITs 1.6%
Highwoods Properties, Inc. .............................. United States 795,445 18,263,417
Oil, Gas & Consumable Fuels 4.1%
Crescent Point Energy Corp. ............................. Canada 4,626,993 32,092,125
a
Green Plains, Inc. ..................................... United States 564,536 14,237,598
46,329,723
Paper & Forest Products 1.3%
Louisiana-Pacific Corp. ................................. United States 201,568 14,277,061
Professional Services 1.2%
ICF International, Inc. .................................. United States 4,638 621,910
Kforce , Inc. .......................................... United States 183,106 12,370,641
12,992,551
Real Estate Management & Development 0.5%
Colliers International Group, Inc. .......................... Canada 39,952 5,054,727
Semiconductors & Semiconductor Equipment 2.2%
a
Cohu , Inc. ........................................... United States 453,553 16,051,240
a
Onto Innovation, Inc. ................................... United States 58,913 9,007,798
25,059,038
Software 3.7%
a
ACI Worldwide, Inc. .................................... United States 1,360,844 41,641,826
Specialty Retail 0.2%
Group 1 Automotive, Inc. ................................ United States 6,189 1,886,036
Textiles, Apparel & Luxury Goods 1.1%
Dr. Martens plc ....................................... United Kingdom 4,872,579 5,489,866
PVH Corp. .......................................... United States 59,845 7,308,271
12,798,137
Trading Companies & Distributors 4.7%
Herc Holdings, Inc. .................................... United States 80,133 11,931,002

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
See Abbreviations on Page 25.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
McGrath RentCorp .................................... United States 340,929 $ 40,781,927
52,712,929
Total Common Stocks (Cost $900,515,361) .....................................
1,093,730,091
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 23,892,595 23,892,595
Total Money Market Funds (Cost $23,892,595) ..................................
23,892,595
Total Short Term Investments (Cost $23,892,595 ) ................................
23,892,595
a
Total Investments (Cost $924,407,956) 99.9% ...................................
$1,117,622,686
Other Assets, less Liabilities 0.1% .............................................
885,173
Net Assets 100.0% ...........................................................
$1,118,507,859
a a a
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $900,515,361
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 23,892,595
Value - Unaffiliated issuers .................................................................. $1,093,730,091
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 23,892,595
Cash .................................................................................... 201,237
Receivables:
Capital shares sold ........................................................................ 1,070,502
Dividends ............................................................................... 1,077,315
Total assets .......................................................................... 1,119,971,740
Liabilities:
Payables:
Capital shares redeemed ................................................................... 581,157
Management fees ......................................................................... 587,206
Distribution fees .......................................................................... 218,760
Trustees' fees and expenses ................................................................. 1,210
Accrued expenses and other liabilities ........................................................... 75,548
Total liabilities ......................................................................... 1,463,881
Net assets, at value ................................................................. $1,118,507,859
Net assets consist of:
Paid-in capital ............................................................................. $895,142,099
Total distributable earnings (losses) ............................................................. 223,365,760
Net assets, at value ................................................................. $1,118,507,859
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $73,983,804
Shares outstanding ........................................................................ 5,223,314
Net asset value and maximum offering price per share ............................................. $14.16
Class 2:
Net assets, at value ....................................................................... $1,000,793,002
Shares outstanding ........................................................................ 75,389,884
Net asset value and maximum offering price per share ............................................. $13.27
Class 4:
Net assets, at value ....................................................................... $43,731,053
Shares outstanding ........................................................................ 3,151,286
Net asset value and maximum offering price per share ............................................. $13.88

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $332,541)
Unaffiliated issuers ........................................................................ $18,877,195
Non-controlled affiliates (Note 3 e ) ............................................................. 1,283,360
Total investment income ................................................................... 20,160,555
Expenses:
Management fees (Note 3 a ) ................................................................... 6,782,527
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,362,423
    Class 4 ................................................................................ 133,963
Custodian fees (Note 4 ) ...................................................................... 10,810
Reports to shareholders fees .................................................................. 49,387
Professional fees ........................................................................... 55,235
Trustees' fees and expenses .................................................................. 13,570
Other .................................................................................... 8,214
Total expenses ......................................................................... 9,416,129
Expense reductions (Note 4 ) ............................................................... (1,201)
Expenses waived/paid by affiliates (Note 3e) ................................................... (97,884)
Net expenses ......................................................................... 9,317,044
Net investment income ................................................................ 10,843,511
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 24,541,461
Foreign currency transactions ................................................................ 70,321
Net realized gain (loss) .................................................................. 24,611,782
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 92,577,206
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,208
Net change in unrealized appreciation (depreciation) ............................................ 92,581,414
Net realized and unrealized gain (loss) ............................................................ 117,193,196
Net increase (decrease) in net assets resulting from operations .......................................... $128,036,707

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Small Cap Value VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,843,511 $6,261,371
Net realized gain (loss) ................................................. 24,611,782 60,690,650
Net change in unrealized appreciation (depreciation) ........................... 92,581,414 (191,281,353)
Net increase (decrease) in net assets resulting from operations ................ 128,036,707 (124,329,332)
Distributions to shareholders:
Class 1 ............................................................. (4,074,896) (12,921,313)
Class 2 ............................................................. (58,616,647) (192,841,212)
Class 4 ............................................................. (2,235,401) (6,602,855)
Total distributions to shareholders .......................................... (64,926,944) (212,365,380)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,864,920 13,087,805
Class 2 ............................................................. 952,519 114,308,909
Class 4 ............................................................. 5,558,902 7,833,350
Total capital share transactions ............................................ 9,376,341 135,230,064
Net increase (decrease) in net assets ................................... 72,486,104 (201,464,648)
Net assets:
Beginning of year ....................................................... 1,046,021,755 1,247,486,403
End of year ........................................................... $1,118,507,859 $1,046,021,755

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Small Cap Value VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds . The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard s
Codification T opic 946, Financial Services – I nvestment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP) , including, but
not limited to, ASC 946 . Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1 , Class 2 and Class 4 . Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privileg e. T he Fund was closed to new insurance company subaccounts effective
June 20, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
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Franklin Small Cap Value VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
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Franklin Small Cap Value VIP Fund
(continued)
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 597,992 $7,944,527 559,337 $8,439,708
Shares issued in reinvestment of distributions .......... 309,878 4,074,896 986,475 12,607,150
Shares redeemed ............................... (683,561) (9,154,503) (545,857) (7,959,053)
Net increase (decrease) .......................... 224,309 $2,864,920 999,955 $13,087,805
Class 2 Shares:
Shares sold ................................... 6,867,250 $86,520,841 6,016,538 $85,234,670
Shares issued in reinvestment of distributions .......... 4,750,133 58,616,647 16,016,712 192,841,212
Shares redeemed ............................... (11,566,867) (144,184,969) (11,441,905) (163,766,973)
Net increase (decrease) .......................... 50,516 $952,519 10,591,345 $114,308,909
Class 4 Shares:
Shares sold ................................... 743,854 $9,664,716 604,120 $8,725,654
Shares issued in reinvestment of distributions .......... 173,153 2,235,401 525,705 6,602,855
Shares redeemed ............................... (484,119) (6,341,215) (513,829) (7,495,159)
Net increase (decrease) .......................... 432,888 $5,558,902 615,996 $7,833,350
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Franklin Small Cap Value VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.645% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Franklin Small Cap Value VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $42,407,898 $260,386,417 $(278,901,720) $— $— $23,892,595 23,892,595 $1,283,360
Total Affiliated Securities ... $42,407,898 $260,386,417 $(278,901,720) $— $— $23,892,595 $1,283,360
2023 2022
Distributions paid from:
Ordinary income .......................................................... $5,609,640 $85,205,129
Long term capital gain ...................................................... 59,317,304 127,160,251
$64,926,944 $212,365,380
Cost of investments .......................................................................... $929,812,439
Unrealized appreciation ........................................................................ $214,031,887
Unrealized depreciation ........................................................................ (26,221,640)
Net unrealized appreciation (depreciation) .......................................................... $187,810,247
Distributable earnings:
Undistributed ordinary income ................................................................... $19,257,294
Undistributed long term capital gains .............................................................. 16,298,052
Total distributable earnings ..................................................................... $35,555,346
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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Annual Report
Franklin Small Cap Value VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$670,735,623 and $697,779,183, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 42,077,447 $ — $ 42,077,447
Automobile Components ................. 40,238,324 — — 40,238,324
Banks ............................... 197,024,787 — — 197,024,787
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Annual Report
Franklin Small Cap Value VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Building Products ...................... $ 46,742,215 $ — $ — $ 46,742,215
Capital Markets ........................ 9,618,200 — — 9,618,200
Chemicals ........................... 43,592,757 16,560,274 — 60,153,031
Commercial Services & Supplies ........... 11,664,527 — — 11,664,527
Communications Equipment .............. 7,534,424 — — 7,534,424
Construction & Engineering ............... 31,688,038 — — 31,688,038
Construction Materials .................. 1,210,567 — — 1,210,567
Consumer Finance ..................... 520,419 — — 520,419
Diversified REITs ...................... 11,020,074 — — 11,020,074
Electric Utilities ........................ 5,207,420 — — 5,207,420
Electrical Equipment .................... 24,133,921 — — 24,133,921
Electronic Equipment, Instruments &
Components ........................ 51,991,418 — — 51,991,418
Energy Equipment & Services ............. 11,207,850 — — 11,207,850
Food Products ........................ 8,254,509 25,844,382 — 34,098,891
Health Care Equipment & Supplies ......... 37,883,325 — — 37,883,325
Hotel & Resort REITs ................... 14,824,461 — — 14,824,461
Hotels, Restaurants & Leisure ............. 54,586,029 — — 54,586,029
Household Durables .................... 18,254,375 — — 18,254,375
Industrial REITs ....................... 1,088,798 — — 1,088,798
Insurance ............................ 69,161,119 — — 69,161,119
Leisure Products ....................... 27,198,363 — — 27,198,363
Machinery ............................ 36,527,225 — — 36,527,225
Metals & Mining ....................... 13,748,756 — — 13,748,756
Multi-Utilities .......................... 3,310,642 — — 3,310,642
Office REITs .......................... 18,263,417 — — 18,263,417
Oil, Gas & Consumable Fuels ............. 46,329,723 — — 46,329,723
Paper & Forest Products ................. 14,277,061 — — 14,277,061
Professional Services ................... 12,992,551 — — 12,992,551
Real Estate Management & Development .... 5,054,727 — — 5,054,727
Semiconductors & Semiconductor Equipment . 25,059,038 — — 25,059,038
Software ............................. 41,641,826 — — 41,641,826
Specialty Retail ........................ 1,886,036 — — 1,886,036
Textiles, Apparel & Luxury Goods .......... 7,308,271 5,489,866 — 12,798,137
Trading Companies & Distributors .......... 52,712,929 — — 52,712,929
Short Term Investments ................... 23,892,595 — — 23,892,595
Total Investments in Securities ........... $1,027,650,717 $89,971,969
a
$— $1,117,622,686
a
Includes foreign securities valued at $89,971,969, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
26
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Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small Cap
Value VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Small
Cap Value VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
27
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Annual Report
Franklin Small Cap Value VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $59,317,304
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $13,212,651

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
29
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

775 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Small Cap Value VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Mutual Advisers, LLC Franklin Templeton Services, LLC Franklin
Distributors, LLC

Annual Report
Franklin Small-Mid
Cap Growth VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report
1
Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 17
Notes to Financial Statements 20
Report of Independent Registered
Public Accounting Firm 30
Tax Information 31
Board Members and Officers 32
Shareholder Information 36

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Franklin Small-Mid Cap Growth VIP Fund
This annual report for Franklin Small-Mid Cap Growth VIP
Fund covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks long-term capital growth. We use
fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Performance Overview
You can find the Fund’s one-year total return for all share
classes in the Performance Summary. In comparison, the
Fund’s narrow benchmark, the Russell Midcap
®
Growth
Index, posted a +25.87% total return for the same period.
1
The Fund’s broad benchmark, the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +26.29% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a robust total return for the 12 months
ended December 31, 2023. Several prominent bank failures
in the early part of the year drove increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Technology-related stocks helped support the equity market
amid cost-cutting efforts and investor optimism that artificial intelligence (AI) would lead to strong growth opportunities, particularly for the fast microchips that power new AI
applications. Meanwhile, the economic outlook improved as
inflation slowed and U.S. Treasury yields stabilized.
The U.S. economy was strong, posting solid gross domestic
product growth in the first half of 2023 and then accelerating in the third quarter. Consumer spending continued to power
the economy, helped by higher asset prices and increased
wages. The labor market remained tight amid continued
job growth, which helped send the U.S. unemployment rate
down to a 54-year low of 3.4% before rising again to end
the year at 3.7%, which was still low by historical standards.
Inflation also cooled substantially, with the Consumer Price
Index falling from an annual rate of 6.5% in December 2022
to 3.1% in November 2023. Rising wages and lower inflation
bolstered consumer confidence, and the improving outlook
on inflation led some investors to anticipate looser financial conditions in 2024. Nonetheless, interest rates were high
during the 12-month period, translating to elevated borrowing costs for individuals and businesses, which dampened some
economic activity, especially in the housing market.
In its efforts to reduce inflation, the U.S. Federal Reserve
(Fed) restricted monetary policy during the period. The Fed
raised the federal funds target rate four times, ending the
period at a range of 5.25%–5.50% and pushing borrowing
costs to their highest levels since 2001. However, at four
of its meetings, the Fed declined to adjust interest rates,
signaling that its rate-hiking cycle was at or near an end.
Nonetheless, the Fed indicated at its December 2023
meeting that it would continue to reduce its U.S. Treasury
and agency debt and mortgage-backed security holdings.
Fed projections showed it may pivot in 2024, with the central bank forecasting three interest-rate cuts for the year.
1. Source: Morningstar. The Russell Midcap
®
Growth Index is market capitalization weighted and measures the performance of those Russell Midcap
®
Index companies
with relatively higher price-to-book ratios and higher forecasted growth rates. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500
stocks designed to measure total U.S. equity market performance.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

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Q. How did we respond to these changing market
conditions?
A. We are patient, long-term growth investors. We identify
critical secular themes/trends in each market sector and
seek to identify the companies driving or benefitting from
these trends. Equity market volatility is inevitable, and we patiently wait for markets to punish or reward stocks in an
excessive manner relative to our view of fair value, and then we take the other side of that trade. Over the period, we
meaningfully reduced our consumer discretionary exposure
as several stocks had done quite well in the face of a
looming recession. Other notable decreases occurred in
the health care and real estate sectors. Noteworthy sector
allocation increases were information technology (IT),
communication services, consumer staples and financials,
where we identified attractive individual secular investment opportunities.
Q. What were the leading contributors to performance?
A. The IT sector was a top contributor to relative
performance over the reporting period. Within the sector,
a leading contributor was cloud networking provider Arista
Networks, which benefited from improved supply chains
and artificial intelligence (AI) networking. We believe
Arista’s growing cloud business and superior open-source
software-driven switches can continue to attract market
share for the company. CrowdStrike Holdings was another
IT sector position that delivered strong performance. The
cybersecurity company continues to benefit from vendor
consolidation and momentum in large multi-product deals.
We remain positive on CrowdStrike’s fundamentals as we
think cybersecurity budgets will continue to expand due
to an elevated risk environment and a recovery in broader
IT spending. In addition, an underweighting in Enphase
Energy (not held by period-end) proved positive for relative returns. A slowdown in the residential solar market and
rising competition have been headwinds for the solar chip
manufacturer and weighed on shares. A top individual stock
contributor was BellRing Brands in the consumer staples
sector. Strong demand, improved production capacity and
higher marketing investment helped to increase product
distribution and household penetration for the nutrition
products company. The company has also been benefiting
from secular tailwinds that include more consumers focused
on healthy eating; increased demand for convenience health
foods; and a growing appeal for high protein solutions such
as nutrition shakes.
Q. What were the leading detractors from performance?
A. The financials sector was the biggest drag on relative
returns over the period largely due to the collapse of two
mid-sized U.S. banks in March—First Republic Bank and
SVB Financial Group—which were held in the Fund and
subsequently closed. A top individual detractor was Fanatics
Holdings in the consumer discretionary sector. A combination of consumer softness and excess inventory from supply
chain disruptions have led to slower revenue growth during
2023 for the sports merchandiser. However, we expect
to see improvements in both the company’s collectibles
and commerce segments, which are key drivers of the
Portfolio Composition
12/31/23
% of Total
Net Assets
Software 12.7%
Capital Markets 7.0%
Life Sciences Tools & Services 6.0%
Health Care Equipment & Supplies 5.7%
Hotels, Restaurants & Leisure 5.5%
IT Services 4.7%
Specialty Retail 4.6%
Professional Services 4.5%
Semiconductors & Semiconductor Equipment 4.1%
Aerospace & Defense 2.9%
Interactive Media & Services 2.5%
Oil, Gas & Consumable Fuels 2.2%
Biotechnology 2.1%
Building Products 1.9%
Other
*
31.2%
Short-Term Investments & Other Net Assets 2.4%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
12/31/23
Company
Industry
% of Total
Net Assets
a aa
Dexcom, Inc. 2.2%
Health Care Equipment & Supplies
Crowdstrike Holdings, Inc. 2.0%
Software
Trane Technologies plc 1.9%
Building Products
Ares Management Corp. 1.9%
Capital Markets
Agilent Technologies, Inc. 1.9%
Life Sciences Tools & Services
Paychex, Inc. 1.8%
Professional Services
IDEXX Laboratories, Inc. 1.7%
Health Care Equipment & Supplies
Gartner, Inc. 1.6%
IT Services
Expedia Group, Inc. 1.6%
Hotels, Restaurants & Leisure
Fair Isaac Corp. 1.6%
Software

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Annual Report
business. In the materials sector, Albemarle was among the
bottom-most relative detractors as shares of the chemical
manufacturer were pressured by a drop in lithium prices due
to low demand and high supply. Albemarle is a global leader
in the production of lithium, which is a key ingredient of
electric car batteries.
Q. Were there any significant changes to the Fund
during the reporting period?
A. We have not changed our long-held philosophy or
investment process. We have further consolidated Fund
holdings into our highest conviction stocks that pass our
rigorous vetting process. The global economic volatility and slowdown exposed some holdings as less sturdy than we
had anticipated. We are pleased to see the Fund perform
significantly better than the benchmark and peers during
2023. There were no major structural changes to the Fund.
The Fund’s exposure to various sectors (Energy, Industrials,
Consumer Staples, Financials and Communication Services)
increased while exposure to the Materials, Consumer
Discretionary and Health Care sectors declined. Sector
weighting changes were largely due to performance, M&A
activity and select stock trading activity. We added Jennifer
Chen to the Fund’s portfolio management team during the
later stages of 2023 and we are excited about her addition to the team.
Thank you for your participation in Franklin Small-Mid Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
~
1
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Average annual total return of each share class represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Average Annual
Total Return Class  1 Class  2 Class  4
1-Year +27.12% +26.74% +26.70%
5-Year +13.82% +13.51% +13.41%
10-Year +9.24% +8.96% +8.86%

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Performance Summary
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Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13– 12/31/23 )
1
The graphs below show the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and include reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Russell
Midcap
®
Growth Index and the Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index
is not representative of the Fund’s portfolio.
Class 1
(12/31/13–12/31/23)
Class 2
(12/31/13–12/31/23)
*Source: FactSet

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Performance Summary
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Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/13–12/31/23)
1
(continued)
Class 4
(12/31/13–12/31/23)
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. To the extent the Fund invests in privately held companies they present certain challenges and involve incremental risks as opposed to investments in public companies, such as dealing with the lack of available information about these companies as well as their general lack of liquidity. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.

Your Fund’s Expenses
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As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Fund-Level
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,101.40 $4.35 $1,021.07 $4.18 0.82%
2 $1,000 $1,099.90 $5.67 $1,019.81 $5.45 1.07%
4 $1,000 $1,099.80 $6.20 $1,019.30 $5.97 1.17%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.42 $26.72 $26.99 $19.74 $17.04
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 (0.03) (0.15) (0.07) (0.04)
Net realized and unrealized gains (losses) ........... 3.63 (9.01) 2.79 9.96 5.31
Total from investment operations .................... 3.64 (9.04) 2.64 9.89 5.27
Less distributions from:
Net realized gains ............................. — (4.26) (2.91) (2.64) (2.57)
Net asset value, end of year ....................... $17.06 $13.42 $26.72 $26.99 $19.74
Total return
c
................................... 27.12% (33.52)% 10.25% 55.52% 31.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.79% 0.83% 0.85% 0.84%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.77% 0.82% 0.84% 0.83%
Net investment income (loss) ...................... 0.09% (0.16)% (0.55)% (0.33)% (0.19)%
Supplemental data
Net assets, end of year (000’s) ..................... $71,742 $60,901 $79,526 $72,039 $43,169
Portfolio turnover rate ............................ 43.03% 41.30% 43.35% 48.93% 59.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.51 $22.39 $23.11 $17.29 $15.22
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.06) (0.19) (0.11) (0.08)
Net realized and unrealized gains (losses) ........... 2.83 (7.56) 2.38 8.57 4.72
Total from investment operations .................... 2.81 (7.62) 2.19 8.46 4.64
Less distributions from:
Net realized gains ............................. — (4.26) (2.91) (2.64) (2.57)
Net asset value, end of year ....................... $13.32 $10.51 $22.39 $23.11 $17.29
Total return
c
................................... 26.74% (33.69)% 10.01% 55.09% 31.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.04% 1.08% 1.10% 1.09%
Expenses net of waiver and payments by affiliates
d
...... 1.07% 1.02% 1.07% 1.09% 1.08%
Net investment (loss) ............................ (0.16)% (0.43)% (0.80)% (0.61)% (0.44)%
Supplemental data
Net assets, end of year (000’s) ..................... $347,641 $293,545 $472,565 $503,032 $372,442
Portfolio turnover rate ............................ 43.03% 41.30% 43.35% 48.93% 59.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2023 2022 2021 2020 2019
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $23.62 $24.26 $18.04 $15.81
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.07) (0.22) (0.14) (0.10)
Net realized and unrealized gains (losses) ........... 3.05 (7.98) 2.49 9.00 4.90
Total from investment operations .................... 3.02 (8.05) 2.27 8.86 4.80
Less distributions from:
Net realized gains ............................. — (4.26) (2.91) (2.64) (2.57)
Net asset value, end of year ....................... $14.33 $11.31 $23.62 $24.26 $18.04
Total return
c
................................... 26.70% (33.76)% 9.86% 55.01% 31.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.14% 1.18% 1.20% 1.19%
Expenses net of waiver and payments by affiliates
d
...... 1.17% 1.12% 1.17% 1.19% 1.18%
Net investment (loss) ............................ (0.26)% (0.52)% (0.90)% (0.71)% (0.54)%
Supplemental data
Net assets, end of year (000’s) ..................... $22,381 $17,786 $26,518 $25,580 $17,662
Portfolio turnover rate ............................ 43.03% 41.30% 43.35% 48.93% 59.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments, December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Aerospace & Defense 2.9%
a
Axon Enterprise, Inc. ................................... United States 25,700 $ 6,639,081
TransDigm Group, Inc. ................................. United States 6,200 6,271,920
12,911,001
Automobile Components 0.4%
a
Mobileye Global, Inc., A ................................. Israel 44,600 1,932,072
Beverages 0.5%
a
Celsius Holdings, Inc. .................................. United States 43,100 2,349,812
Biotechnology 2.1%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 14,100 2,698,881
a
BioMarin Pharmaceutical, Inc. ............................ United States 13,400 1,292,028
a
Karuna Therapeutics, Inc. ............................... United States 4,400 1,392,644
a
Neurocrine Biosciences, Inc. ............................. United States 18,800 2,477,088
a
Vaxcyte, Inc. ......................................... United States 18,400 1,155,520
9,016,161
Building Products 1.9%
Trane Technologies plc ................................. United States 34,800 8,487,720
Capital Markets 7.0%
Ares Management Corp., A .............................. United States 69,800 8,300,616
Blue Owl Capital, Inc., A ................................ United States 186,000 2,771,400
LPL Financial Holdings, Inc. ............................. United States 25,100 5,713,262
MSCI, Inc., A ......................................... United States 11,700 6,618,105
Nasdaq, Inc. ......................................... United States 67,200 3,907,008
Tradeweb Markets, Inc., A ............................... United States 38,000 3,453,440
30,763,831
Chemicals 0.7%
Albemarle Corp. ...................................... United States 22,200 3,207,456
Commercial Services & Supplies 1.1%
Republic Services, Inc., A ............................... United States 28,800 4,749,408
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................... United States 17,200 4,050,772
Containers & Packaging 1.0%
Avery Dennison Corp. .................................. United States 20,500 4,144,280
Electrical Equipment 1.5%
AMETEK, Inc. ........................................ United States 18,000 2,968,020
Rockwell Automation, Inc. ............................... United States 12,100 3,756,808
6,724,828
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A .................................... United States 53,800 5,333,194
Energy Equipment & Services 0.6%
Halliburton Co. ....................................... United States 73,100 2,642,565
Entertainment 1.5%
a
ROBLOX Corp., A ..................................... United States 148,000 6,766,560
Financial Services 1.5%
a
Block, Inc., A ......................................... United States 84,500 6,536,075
Food Products 1.8%
a
Freshpet, Inc. ........................................ United States 37,000 3,210,120

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Lamb Weston Holdings, Inc. ............................. United States 41,500 $ 4,485,735
7,695,855
Ground Transportation 1.3%
Old Dominion Freight Line, Inc. ........................... United States 14,250 5,775,953
Health Care Equipment & Supplies 5.7%
a
Dexcom, Inc. ......................................... United States 77,052 9,561,383
a
IDEXX Laboratories, Inc. ................................ United States 13,550 7,520,927
a
Inari Medical, Inc. ..................................... United States 40,900 2,655,228
a
Penumbra, Inc. ....................................... United States 22,300 5,609,342
25,346,880
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ..................................... United States 38,300 2,539,290
Health Care Technology 1.6%
a
Certara, Inc. ......................................... United States 39,900 701,841
a
Veeva Systems, Inc., A ................................. United States 33,800 6,507,176
7,209,017
Hotels, Restaurants & Leisure 5.5%
a
Cava Group, Inc. ...................................... United States 29,100 1,250,718
Darden Restaurants, Inc. ............................... United States 34,200 5,619,060
a
DoorDash, Inc., A ..................................... United States 42,900 4,242,381
a
Expedia Group, Inc. ................................... United States 47,200 7,164,488
Wingstop, Inc. ........................................ United States 14,800 3,797,384
Wynn Resorts Ltd. .................................... United States 24,500 2,232,195
24,306,226
Household Durables 0.6%
a
NVR, Inc. ........................................... United States 382 2,674,172
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 57,150 3,581,590
Insurance 1.0%
Arthur J Gallagher & Co. ................................ United States 20,000 4,497,600
Interactive Media & Services 2.5%
a
Match Group, Inc. ..................................... United States 110,024 4,015,876
a
Pinterest, Inc., A ...................................... United States 190,000 7,037,600
11,053,476
IT Services 4.7%
a
Cloudflare, Inc., A ..................................... United States 54,400 4,529,344
a
EPAM Systems, Inc. ................................... United States 16,900 5,025,046
a
Gartner, Inc. ......................................... United States 16,000 7,217,760
a
MongoDB, Inc., A ..................................... United States 10,000 4,088,500
20,860,650
Leisure Products 1.5%
a,b,c
Fanatics Holdings, Inc. ................................. United States 94,539 6,610,010
Life Sciences Tools & Services 6.0%
a
10X Genomics, Inc., A .................................. United States 52,400 2,932,304
Agilent Technologies, Inc. ............................... United States 58,800 8,174,964
a
Mettler-Toledo International, Inc. .......................... United States 4,580 5,555,357
a
Repligen Corp. ....................................... United States 27,900 5,016,420

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........................ United States 14,100 $ 4,964,892
26,643,937
Machinery 1.9%
IDEX Corp. .......................................... United States 18,650 4,049,102
Xylem, Inc. .......................................... United States 36,000 4,116,960
8,166,062
Media 0.8%
New York Times Co. (The), A ............................. United States 70,600 3,458,694
Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc. .................................. United States 31,900 5,445,649
Hess Corp. .......................................... United States 10,600 1,528,096
Targa Resources Corp. ................................. United States 33,200 2,884,084
9,857,829
Passenger Airlines 0.8%
Delta Air Lines, Inc. .................................... United States 85,400 3,435,642
Personal Care Products 1.3%
a
BellRing Brands, Inc. ................................... United States 75,600 4,190,508
a,d
Oddity Tech Ltd., A .................................... Israel 30,500 1,419,165
5,609,673
Pharmaceuticals 0.7%
a
Jazz Pharmaceuticals plc ............................... United States 24,300 2,988,900
Professional Services 4.5%
Paychex, Inc. ........................................ United States 66,500 7,920,815
TransUnion .......................................... United States 72,400 4,974,604
Verisk Analytics, Inc., A ................................. United States 28,200 6,735,852
19,631,271
Residential REITs 0.9%
Equity LifeStyle Properties, Inc. ........................... United States 57,700 4,070,158
Semiconductors & Semiconductor Equipment 4.1%
a,d
ARM Holdings plc, ADR ................................ United States 23,800 1,788,451
a
Lattice Semiconductor Corp. ............................. United States 71,255 4,915,882
Monolithic Power Systems, Inc. ........................... United States 10,550 6,654,729
a
Onto Innovation, Inc. ................................... United States 8,400 1,284,360
a
SiTime Corp. ......................................... United States 25,700 3,137,456
a
Wolfspeed, Inc. ....................................... United States 10,400 452,504
18,233,382
Software 12.7%
a
Alkami Technology, Inc. ................................. United States 88,525 2,146,731
a
ANSYS, Inc. ......................................... United States 19,300 7,003,584
a
Arteris, Inc. .......................................... United States 146,100 860,529
a
Atlassian Corp., A ..................................... United States 16,600 3,948,476
a
BILL Holdings, Inc. .................................... United States 35,848 2,924,838
a
Crowdstrike Holdings, Inc., A ............................. United States 35,000 8,936,200
a
Datadog, Inc., A ...................................... United States 39,200 4,758,096
a
Fair Isaac Corp. ...................................... United States 6,100 7,100,461
a
HubSpot, Inc. ........................................ United States 11,300 6,560,102
a
Monday.com Ltd. ...................................... United States 15,400 2,892,274
a
Synopsys, Inc. ....................................... United States 7,550 3,887,571

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Workday, Inc., A ...................................... United States 18,900 $ 5,217,534
56,236,396
Specialized REITs 0.9%
SBA Communications Corp., A ........................... United States 15,457 3,921,286
Specialty Retail 4.6%
a
Burlington Stores, Inc. .................................. United States 23,800 4,628,624
a
Five Below, Inc. ....................................... United States 20,150 4,295,174
Ross Stores, Inc. ..................................... United States 44,100 6,102,999
Tractor Supply Co. .................................... United States 24,537 5,276,191
20,302,988
Textiles, Apparel & Luxury Goods 0.8%
a
Lululemon Athletica, Inc. ................................ United States 6,700 3,425,643
Trading Companies & Distributors 1.6%
Fastenal Co. ......................................... United States 108,500 7,027,545
Total Common Stocks (Cost $298,724,232) .....................................
424,775,860
Convertible Preferred Stocks 1.3%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc., D ...................................... United States 48,915 901,223
a
Software 1.1%
a,b,c
Benchling, Inc., F ..................................... United States 35,200 598,437
a,b,c
Blaize, Inc., D ........................................ United States 11,970 48,179
a,b,c
Blaize, Inc., D ........................................ United States 194,302 782,062
a,b,c
Blaize, Inc., D-2 ...................................... United States 82,758 219,911
a,b,c
Databricks, Inc., G .................................... United States 25,878 1,902,033
a,b,c
OneTrust LLC, C ...................................... United States 82,367 1,453,491
5,004,113
Total Convertible Preferred Stocks (Cost $7,884,932) ............................
5,905,336
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,b,c
Blaize, Inc., 9/19/25 ................................... United States 8,275 1,418
a,b,c
Blaize, Inc., 12/09/25 ................................... United States 1 —
a,b
Blaize, Inc., 8/23/33 ................................... United States 1 —
a,b,c
Blaize, Inc., D, 2/28/24 ................................. United States 26,474 —
1,418
Total Warrants (Cost $7) ......................................................
1,418
Principal
Amount
*
Convertible Bonds 0.0%
†
Software 0.0%
†
b
Blaize, Inc. , 10% , 1/03/25 ............................... United States 195,400 195,400
Total Convertible Bonds (Cost $195,400) .......................................
195,400

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.1%
Software 0.1%
b,c
Blaize, Inc. , 10% , 12/09/24 .............................. United States 64,369 $ 64,375
Total Corporate Bonds (Cost $64,368) .........................................
64,375
Total Long Term Investments (Cost $306,868,939) ...............................
430,942,389
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 11,615,433 11,615,433
Total Money Market Funds (Cost $11,615,433) ..................................
11,615,433
a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.034% .... United States 3,185,475 3,185,475
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,185,475) ............................................................
3,185,475
Total Short Term Investments (Cost $14,800,908 ) ................................
14,800,908
a
Total Investments (Cost $321,669,847) 101.0% ..................................
$445,743,297
Other Assets, less Liabilities (1.0)% ...........................................
(3,980,113)
Net Assets 100.0% ...........................................................
$441,763,184
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at December 31, 2023. See Note 1(c).
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $306,868,939
Cost - Non-controlled affiliates (Note 3e) ........................................................ 14,800,908
Value - Unaffiliated issuers (Includes securities loaned of $3,042,994) .................................. $430,942,389
Value - Non- controlled affiliates (Note 3e ) ....................................................... 14,800,908
Cash .................................................................................... 4,406
Receivables:
Capital shares sold ........................................................................ 15,379
Dividends and interest ..................................................................... 221,463
Total assets .......................................................................... 445,984,545
Liabilities:
Payables:
Capital shares redeemed ................................................................... 597,424
Management fees ......................................................................... 285,945
Distribution fees .......................................................................... 78,169
Trustees' fees and expenses ................................................................. 446
Payable upon return of securities loaned (Note 1 c ) .................................................. 3,185,475
Accrued expenses and other liabilities ........................................................... 73,902
Total liabilities ......................................................................... 4,221,361
Net assets, at value ................................................................. $441,763,184
Net assets consist of:
Paid-in capital ............................................................................. $329,344,013
Total distributable earnings (losses) ............................................................. 112,419,171
Net assets, at value ................................................................. $441,763,184
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $71,741,627
Shares outstanding ........................................................................ 4,206,179
Net asset value and maximum offering price per share ............................................. $17.06
Class 2:
Net assets, at value ....................................................................... $347,640,736
Shares outstanding ........................................................................ 26,093,694
Net asset value and maximum offering price per share ............................................. $13.32
Class 4:
Net assets, at value ....................................................................... $22,380,821
Shares outstanding ........................................................................ 1,562,072
Net asset value and maximum offering price per share ............................................. $14.33

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,600,112
Non-controlled affiliates (Note 3e) ............................................................. 949,486
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 29,130
Non-controlled affiliates (Note 3e) ............................................................. 36,153
Total investment income ................................................................... 3,614,881
Expenses:
Management fees (Note 3 a ) ................................................................... 3,207,679
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 796,452
    Class 4 ................................................................................ 66,644
Custodian fees (Note 4 ) ...................................................................... 1,203
Reports to shareholders fees .................................................................. 31,646
Professional fees ........................................................................... 65,571
Trustees' fees and expenses .................................................................. 4,699
Other .................................................................................... 33,274
Total expenses ......................................................................... 4,207,168
Expense reductions (Note 4 ) ............................................................... (62)
Expenses waived/paid by affiliates (Note 3e) ................................................... (73,814)
Net expenses ......................................................................... 4,133,292
Net investment income (loss) ............................................................ (518,411)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 15,586,585
Foreign currency transactions ................................................................ 574
Net realized gain (loss) .................................................................. 15,587,159
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 80,176,175
Net realized and unrealized gain (loss) ............................................................ 95,763,334
Net increase (decrease) in net assets resulting from operations .......................................... $95,244,923

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Small-Mid Cap Growth VIP Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(518,411) $(1,629,759)
Net realized gain (loss) ................................................. 15,587,159 (27,503,917)
Net change in unrealized appreciation (depreciation) ........................... 80,176,175 (163,693,691)
Net increase (decrease) in net assets resulting from operations ................ 95,244,923 (192,827,367)
Distributions to shareholders:
Class 1 ............................................................. — (13,727,212)
Class 2 ............................................................. — (86,996,421)
Class 4 ............................................................. — (4,892,046)
Total distributions to shareholders .......................................... — (105,615,679)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,995,094) 22,252,629
Class 2 ............................................................. (20,706,621) 64,583,757
Class 4 ............................................................. (12,293) 5,230,808
Total capital share transactions ............................................ (25,714,008) 92,067,194
Net increase (decrease) in net assets ................................... 69,530,915 (206,375,852)
Net assets:
Beginning of year ....................................................... 372,232,269 578,608,121
End of year ........................................................... $441,763,184 $372,232,269

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Small-Mid Cap Growth VIP Fund
20
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 476,888 $7,125,858 821,804 $13,714,783
Shares issued in reinvestment of distributions .......... — — 1,042,309 13,727,212
Shares redeemed ............................... (807,978) (12,120,952) (303,137) (5,189,366)
Net increase (decrease) .......................... (331,090) $(4,995,094) 1,560,976 $22,252,629
Class 2 Shares:
Shares sold ................................... 2,714,239 $31,998,778 1,666,536 $23,136,529
Shares issued in reinvestment of distributions .......... — — 8,421,725 86,996,421
Shares redeemed ............................... (4,549,047) (52,705,399) (3,269,675) (45,549,193)
Net increase (decrease) .......................... (1,834,808) $(20,706,621) 6,818,586 $64,583,757
Class 4 Shares:
Shares sold ................................... 247,168 $3,216,520 222,601 $3,473,405
Shares issued in reinvestment of distributions .......... — — 439,932 4,892,046
Shares redeemed ............................... (257,072) (3,228,813) (213,169) (3,134,643)
Net increase (decrease) .......................... (9,904) $(12,293) 449,364 $5,230,808
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.800% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $23,592,470 $82,889,286 $(94,866,323) $— $— $11,615,433 11,615,433 $949,486
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $204,218 $13,851,126 $(10,869,869) $— $— $3,185,475 3,185,475 $36,153
Total Affiliated Securities ... $23,796,688 $96,740,412 $(105,736,192) $— $— $14,800,908 $985,639
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2023, the Fund utilized $15,456,203 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$164,411,817 and $179,785,550, respectively.
At December 31, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received $3,185,475 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,025,095
2023 2022
Distributions paid from:
Ordinary income .......................................................... — $17,659,604
Long term capital gain ...................................................... — 87,956,075
— $105,615,679
Cost of investments .......................................................................... $324,299,031
Unrealized appreciation ........................................................................ $133,874,387
Unrealized depreciation ........................................................................ (12,430,121)
Net unrealized appreciation (depreciation) .......................................................... $121,444,266

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
26
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 598,437
64,369
a
Blaize, Inc., 10%, 12/09/24 ..................... 1/19/23 64,368 64,375
1
a
Blaize, Inc., 12/09/25 ......................... 1/19/23 6 —
8,275
a
Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 1,418
206,272
a
Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 830,241
26,474
a
Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — —
82,758
a
Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 219,911
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,902,033
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 6,610,010
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 901,223
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,453,491
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $9,619,046 $12,581,139
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $195,400 as of December 31, 2023.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
27
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 12,911,001 $ — $ — $ 12,911,001
Automobile Components ................. 1,932,072 — — 1,932,072
Beverages ........................... 2,349,812 — — 2,349,812
Biotechnology ......................... 9,016,161 — — 9,016,161
Building Products ...................... 8,487,720 — — 8,487,720
Capital Markets ........................ 30,763,831 — — 30,763,831
Chemicals ........................... 3,207,456 — — 3,207,456
Commercial Services & Supplies ........... 4,749,408 — — 4,749,408
Communications Equipment .............. 4,050,772 — — 4,050,772
Containers & Packaging ................. 4,144,280 — — 4,144,280
Electrical Equipment .................... 6,724,828 — — 6,724,828
Electronic Equipment, Instruments &
Components ........................ 5,333,194 — — 5,333,194
Energy Equipment & Services ............. 2,642,565 — — 2,642,565
Entertainment ......................... 6,766,560 — — 6,766,560
Financial Services ...................... 6,536,075 — — 6,536,075
Food Products ........................ 7,695,855 — — 7,695,855
Ground Transportation .................. 5,775,953 — — 5,775,953
Health Care Equipment & Supplies ......... 25,346,880 — — 25,346,880
Health Care Providers & Services .......... 2,539,290 — — 2,539,290
Health Care Technology ................. 7,209,017 — — 7,209,017
Hotels, Restaurants & Leisure ............. 24,306,226 — — 24,306,226
Household Durables .................... 2,674,172 — — 2,674,172
Industrial REITs ....................... 3,581,590 — — 3,581,590
Insurance ............................ 4,497,600 — — 4,497,600
Interactive Media & Services .............. 11,053,476 — — 11,053,476
IT Services ........................... 20,860,650 — — 20,860,650
Leisure Products ....................... — — 6,610,010 6,610,010
Life Sciences Tools & Services ............ 26,643,937 — — 26,643,937
Machinery ............................ 8,166,062 — — 8,166,062
Media ............................... 3,458,694 — — 3,458,694
Oil, Gas & Consumable Fuels ............. 9,857,829 — — 9,857,829
Passenger Airlines ..................... 3,435,642 — — 3,435,642
Personal Care Products ................. 5,609,673 — — 5,609,673
Pharmaceuticals ....................... 2,988,900 — — 2,988,900

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
28
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Professional Services ................... $ 19,631,271 $ — $ — $ 19,631,271
Residential REITs ...................... 4,070,158 — — 4,070,158
Semiconductors & Semiconductor Equipment . 18,233,382 — — 18,233,382
Software ............................. 56,236,396 — — 56,236,396
Specialized REITs ...................... 3,921,286 — — 3,921,286
Specialty Retail ........................ 20,302,988 — — 20,302,988
Textiles, Apparel & Luxury Goods .......... 3,425,643 — — 3,425,643
Trading Companies & Distributors .......... 7,027,545 — — 7,027,545
Convertible Preferred Stocks ................ — — 5,905,336 5,905,336
Warrants ............................... — — 1,418
a
1,418
Convertible Bonds ....................... — — 195,400 195,400
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 14,800,908 — — 14,800,908
Total Investments in Securities ........... $432,966,758 $— $12,776,539 $445,743,297
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 7,201,036 $ — $ — $ — $ — $ — $ — $ (591,026) $ 6,610,010 $ (591,026)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 679,820 — — — — — — 221,403 901,223 221,403
Software .......... 3,620,472 — — — — — — 1,383,641 5,004,113 1,383,641
Warrants :
Software .......... 1,365 6
b
— — — — — 47 1,418
b
47
Convertible Bonds :
Software .......... — 195,400 — — — — — — 195,400 —
Corporate Bonds :
Software .......... — 64,369 — — — — — 6 64,375 6
Total Investments in
Securities ............ $11,502,693 $259,775 $— $— $— $— $— $1,014,071 $12,776,539 $1,014,071
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
29
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...........
$6,610,010 Market comparables Discount of lack of
marketability
14.6% Decrease
EV / revenue multiple 4.9x Increase
All Other Investments
..........
6,166,529
b,c
Total
.......................
$12,776,539
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
9. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Report of Independent Registered Public Accounting Firm
30
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small-Mid
Cap Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Small-Mid Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Tax Information (unaudited)
31
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Annual Report
Franklin Small-Mid Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,240,361

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Board Members and Officers
32
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
33
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023); Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
34
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since 2023
and Trustee since
2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1988 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
35
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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings
(1974)
Chief Executive
Officer -
Finance and
Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and
Secretary
Vice President
since 2015 and
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Shareholder Information
36
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

723 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $801,109 for the fiscal year ended December 31, 2023 and $806,813 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2023 and $7,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2023 and $289,850 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View and tax compliance services related to year-end.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $971,662 for the fiscal year ended December 31, 2023 and $525,076 for the fiscal year ended December 31, 2022. The services for which these fees were paid included compliance examination for Investment Advisor Act rule 206-4 (2), professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $1,041,662 for the fiscal year ended December 31, 2023 and $821,926 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation
of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024